GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 60.6%
Collateralized Mortgage Obligations – 5.2%
Interest Only(a) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
$203,170	1.952	%(b)	03/15/44	$ 20,366
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 30 day USD SOFR Average + 5.986%)
313,595	2.111	(b)	05/25/47	35,620
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 30 day USD SOFR Average + 5.836%)
123,974	1.961	(b)	02/25/42	12,438
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
87,558	2.252	(b)(c)	10/20/43	4,547
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
84,453	1.752	(b)(c)	09/20/44	6,851
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
280,264	2.352	(b)(c)	09/20/48	33,228
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
65,716	2.202	(b)(c)	01/20/49	7,369
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
59,423	2.202	(b)(c)	01/20/49	6,686
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
72,747	1.752	(b)(c)	11/20/44	6,664
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
116,852	2.402	(b)(c)	09/20/45	14,330
Government National Mortgage Association REMICS Series 2016-27, Class IA
91,469	4.000	(c)	06/20/45	11,998
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
193,162	2.352	(b)(c)	09/20/48	22,692
Government National Mortgage Association REMICS Series 2019-153, Class EI
871,977	4.000	(c)	12/20/49	183,968
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
301,669	2.402	(b)(c)	02/20/40	32,779
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
94,120	2.402	(b)(c)	08/20/45	11,441
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
149,346	2.252	(b)(c)	11/20/43	15,747
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
70,602	2.402	(b)(c)	11/20/45	8,394

				435,118

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$460,670	4.874%		02/25/55	$ 460,730
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
803,913	4.874		03/25/55	802,178

				1,262,908

Sequential Fixed Rate – 1.6%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
928,705	5.459	(c)(d)(e)	07/25/65	938,756
Federal National Mortgage Association REMICS Series 2012-111, Class B
10,207	7.000		10/25/42	10,970
Federal National Mortgage Association REMICS Series 2012-153, Class B
28,662	7.000		07/25/42	31,133
Federal National Mortgage Association REMICS Series 2011-52, Class GB
116,007	5.000		06/25/41	117,052
Federal National Mortgage Association REMICS Series 2005-70, Class PA
14,423	5.500		08/25/35	14,835
Government National Mortgage Association REMICS Series 2021- 135, Class A
2,187,513	2.000	(c)	08/20/51	1,832,585
JP Morgan Mortgage Trust Series 2025-NQM4, Class A1A
976,767	4.954	(c)(d)(e)	03/25/66	977,210
OBX Trust Series 2025-NQM13, Class A1A
499,582	5.441	(c)(d)(e)	05/25/65	504,229
Verus Securitization Trust Series 2025-1, Class A1A
1,061,869	5.620	(c)(d)(e)	01/25/70	1,071,656

				5,498,426

Sequential Floating Rate(b)(c) – 3.1%
Angel Oak Mortgage Trust Series 2019-6, Class B1
850,000	3.941	(d)	11/25/59	824,004
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(d)	02/25/55	102,095
CIM Trust Series 2019-INV3, Class A15
43,666	3.500	(d)	08/25/49	39,123
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
926,366	4.346		11/25/36	812,600
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	7.424	(d)	10/25/43	345,127
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	5.674	(d)	01/25/44	226,135

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$250,000	5.524	%(d)	05/25/44	$ 251,295
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	5.824	(d)	03/25/44	251,658
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
64,427	4.874	(d)	07/25/44	64,433
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
400,000	5.474	(d)	09/25/44	400,586
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
350,000	5.574	(d)	01/25/45	350,515
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(d)	11/25/59	487,135
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
95,128	4.166		12/25/36	89,437
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
675,966	2.520	(d)	05/25/52	582,849
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
512,613	5.990	(d)	07/25/64	517,872
JP Morgan Mortgage Trust Series 2024-3, Class A4
840,965	3.000	(d)	05/25/54	768,071
Mill City Mortgage Loan Trust Series 2017-2, Class A3
62,933	3.250	(d)	07/25/59	61,886
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(d)	08/25/59	677,313
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(d)	11/25/60	680,642
PRKCM Trust Series 2021-AFC2, Class A1
591,975	2.071	(d)	11/25/56	530,118
PRKCM Trust Series 2021-AFC2, Class A2
625,000	2.693	(d)	11/25/56	473,345
Starwood Mortgage Residential Trust Series 2021-6, Class A1
301,876	1.920	(d)	11/25/66	269,982
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(d)	04/25/60	934,648
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.856	(d)	07/25/57	91,266
Verus Securitization Trust Series 2025-1, Class A1
791,197	5.620	(d)	01/25/70	799,601
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(d)	04/25/65	476,986

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
$21,723	3.500	%(d)	07/25/49	$ 19,716

				11,128,438

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				18,324,890

Commercial Mortgage-Backed Securities – 12.4%
Regular Floater(b)(d) – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$1,150,000	5.883%		11/15/29	$ 1,155,298
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
250,000	6.680		11/15/29	255,257

				1,410,555

Sequential Fixed Rate – 4.4%
Bank Series 2021-BN35, Class A5
950,000	2.285	(c)	06/15/64	843,395
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	519,624
Bank5 Series 2024-5YR11, Class A3
700,000	5.893	(c)	11/15/57	735,927
Bank5 Series 2024-5YR11, Class AS
300,000	6.139	(c)	11/15/57	313,919
BBCMS Mortgage Trust Series 2024-5C29, Class A3
700,000	5.208	(c)	09/15/57	719,305
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	967,234
BMO Mortgage Trust Series 2025-5C11, Class A3
650,000	5.669	(c)	07/15/58	680,086
BWAY Mortgage Trust Series 2013-1515, Class A2
637,612	3.454	(c)(d)	03/10/33	604,830
COMM Mortgage Trust Series 2024-277P, Class A
875,000	6.338	(d)	08/10/44	920,947
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	988,537
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	566,998
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
650,000	3.598	(c)(d)	06/05/39	607,207
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	721,820
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	398,392
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	843,024
ROCK Trust Series 2024-CNTR, Class A
1,500,000	5.388	(d)	11/13/41	1,541,530
ROCK Trust Series 2024-CNTR, Class D
950,000	7.109	(d)	11/13/41	992,076

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
SLG Office Trust Series 2021-OVA, Class A
$600,000	2.585	%(d)	07/15/41	$ 535,244
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,103,800
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	745,862

				15,349,757

Sequential Floating Rate(b) – 7.6%
Bank Series 2022-BNK44, Class A5
500,000	5.743	(c)	11/15/55	532,404
Bank Series 2025-BNK50, Class AS
575,000	5.875	(c)	05/15/68	609,459
Bank5 Series 2024-5YR8, Class C
150,000	6.775	(c)	08/15/57	155,925
Bank5 Series 2025-5YR16, Class AS
950,000	5.751	(c)	08/15/63	986,940
Bank5 Trust Series 2025-5YR13, Class AS
500,000	6.096	(c)	01/15/58	523,686
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
650,000	4.670	(d)	03/15/37	614,883
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	4.919	(d)	03/15/37	202,818
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
500,000	5.451	(d)	10/10/42	505,312
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
1,000,000	5.900	(d)	11/15/42	1,003,847
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
535,410	5.092	(d)	03/15/41	535,351
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
675,000	5.369	(d)	06/15/44	693,410
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,020,839	5.192	(d)	02/15/39	1,020,843
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
386,983	5.142	(d)	03/15/41	386,778
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
450,000	5.410	(d)	11/13/46	455,031
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	5.392	(d)	02/15/41	1,046,019
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
812,944	5.591	(d)	04/15/41	812,859
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
478,202	6.290	(d)	04/15/41	478,773
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
697,281	4.894	(d)	03/15/30	696,125

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BX Trust Series 2025-ARIA, Class A
$1,400,000	5.031	%(d)	12/13/42	$ 1,408,691
Durst Commercial Mortgage Trust Series 2025-151, Class A
800,000	5.145	(d)	08/10/42	816,042
Durst Commercial Mortgage Trust Series 2025-151, Class B
1,000,000	5.582	(d)	08/10/42	1,018,933
Durst Commercial Mortgage Trust Series 2025-151, Class C
350,000	5.824	(d)	08/10/42	356,516
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
452,034	4.689	(c)	02/25/33	452,456
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
222,453	4.673	(c)	11/25/29	222,453
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
1,350,000	4.266	(c)	07/25/30	1,359,843
Houston Galleria Mall Trust Series 2025-HGLR, Class A
475,000	5.462	(d)	02/05/45	491,252
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
340,000	5.952	(d)	01/13/40	350,407
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
375,000	6.340	(d)	01/13/40	390,011
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
800,000	5.467	(d)	01/13/40	828,450
IRV Trust Series 2025-200P, Class A
700,000	5.295	(c)(d)	03/14/47	713,698
IRV Trust Series 2025-200P, Class C
500,000	5.730	(c)(d)	03/14/47	503,011
IRV Trust Series 2025-200P, Class D
350,000	6.166	(c)(d)	03/14/47	355,394
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
300,000	5.797	(d)	10/05/39	305,478
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
475,000	5.640	(d)	08/15/41	475,458
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
900,000	6.359	(d)	10/15/42	912,102
NY Commercial Mortgage Trust Series 2025-299P, Class B
450,000	5.928	(d)	02/10/47	468,060
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,000,000	5.493	(d)	10/15/40	1,002,176
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	4.816	(d)	01/15/36	554,827
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
150,000	5.892	(d)	04/15/42	149,834
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
850,000	5.034	(d)	10/13/39	852,442

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
$300,000	5.861	%(d)	10/13/39	$ 300,924
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.308	(d)	07/15/35	882,587
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
550,000	5.743	(d)	07/15/35	553,813

				26,985,321

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 43,745,633

Federal Agencies – 43.0%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.0%
(RFUCC 1 yr. Treasury + 1.764%)
$9,310	6.509%		09/01/35	$ 9,601

Federal Home Loan Mortgage Corp. – 0.4%
10,252	6.000		08/01/27	10,345
4,139	5.000		08/01/33	4,226
642	5.000		09/01/33	655
992	5.000		10/01/33	1,013
957	5.000		11/01/34	978
38,436	5.000		12/01/34	39,298
1,308	5.000		07/01/35	1,337
1	5.000		11/01/35	1
13,100	5.000		03/01/39	13,418
1,100	5.000		05/01/39	1,127
940	5.000		08/01/40	960
11,290	4.000		02/01/41	11,084
1,142	5.000		06/01/41	1,166
287,995	4.000		03/01/48	278,495
292,913	4.000		04/01/48	282,440
819,616	4.500		08/01/48	818,624

				1,465,167

Federal National Mortgage Association – 1.4%
4,972,253	5.500		11/01/55	5,080,464

Government National Mortgage Association – 9.5%
6,364	5.500		11/15/32	6,546
2,672	5.500		01/15/33	2,722
12,630	5.500		02/15/33	13,051
11,448	5.500		03/15/33	11,796
13,513	5.500		07/15/33	13,875
6,249	5.500		08/15/33	6,423
2,397	5.500		09/15/33	2,451
6,550	5.500		04/15/34	6,721
5,350	5.500		05/15/34	5,482
54,868	5.500		09/15/34	57,084
53,809	5.500		12/15/34	56,070
43,859	5.500		01/15/35	45,689
151	5.500		05/15/36	155
2,029	4.000		02/20/41	1,978
3,269	4.000		11/20/41	3,182
550	4.000		01/20/42	535
1,780	4.000		04/20/42	1,731
1,110	4.000		10/20/42	1,079

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$280,647	4.000%	08/20/43	$ 272,316
1,578	4.000	03/20/44	1,529
1,928	4.000	05/20/44	1,867
135,129	4.000	11/20/44	130,748
32,560	4.000	12/20/44	31,505
8,843	4.000	05/20/45	8,550
31,982	4.000	07/20/45	30,901
174,343	4.000	01/20/46	168,304
555,843	4.500	05/20/48	553,409
832,657	4.500	08/20/48	828,490
94,564	5.000	08/20/48	96,172
586,195	4.500	09/20/48	583,261
689,337	5.000	10/20/48	700,408
379,137	5.000	11/20/48	385,226
385,530	5.000	12/20/48	391,480
908,528	4.500	01/20/49	901,994
725,654	5.000	01/20/49	736,855
363,426	4.000	02/20/49	348,926
745,094	4.500	02/20/49	739,735
18,989	4.500	03/20/49	18,852
232,744	4.000	03/20/49	223,458
62,696	5.000	03/20/49	63,664
395,106	4.000	04/20/49	379,342
517,296	3.000	08/20/49	467,925
225,724	4.500	10/20/49	224,594
231,944	4.500	12/20/49	230,275
1,010,076	3.000	03/20/50	911,766
216,811	4.000	01/20/51	207,754
251,301	2.500	09/20/51	215,984
465,580	2.500	11/20/51	401,458
810,819	3.000	11/20/51	726,613
266,717	2.500	12/20/51	229,983
1,456,406	4.500	09/20/52	1,433,890
3,000,000	2.000	TBA-30yr(f)	2,482,944
4,000,000	2.500	TBA-30yr(f)	3,449,533
3,000,000	3.500	TBA-30yr(f)	2,727,304
2,000,000	4.500	TBA-30yr(f)	1,948,194
4,000,000	5.000	TBA-30yr(f)	3,990,301
1,000,000	5.500	TBA-30yr(f)	1,009,652
5,000,000	6.000	TBA-30yr(f)	5,095,020

			33,586,752

Uniform Mortgage-Backed Security – 31.7%
1,777	4.500	02/01/39	1,785
1,453	4.500	04/01/39	1,455
2,708	4.500	08/01/39	2,714
35,235	4.500	12/01/39	35,320
33,834	4.500	06/01/40	34,027
13,217	4.500	08/01/41	13,226
23,839	3.000	12/01/42	22,309
58,720	3.000	01/01/43	54,681
13,261	3.000	02/01/43	12,372
5,522	3.000	03/01/43	5,183
100,403	3.000	04/01/43	93,129
15,450	3.000	05/01/43	14,285

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$23,333	3.000%	06/01/43	$ 21,606
7,273	3.000	07/01/43	6,732
9,556	5.000	06/01/44	9,797
11,379	3.500	03/01/45	10,735
716,323	4.500	04/01/45	715,185
243,774	3.000	04/01/45	221,352
85,229	4.500	05/01/45	85,611
338,528	4.500	06/01/45	337,273
148,906	4.000	11/01/45	144,483
52,042	4.000	03/01/46	50,356
26,772	4.000	06/01/46	25,851
8,259	4.000	08/01/46	7,975
60,730	4.000	10/01/46	58,641
47,732	4.000	06/01/47	46,330
239,914	4.500	07/01/47	238,964
121,293	4.500	11/01/47	120,775
148,054	4.000	12/01/47	143,568
423,774	4.000	01/01/48	410,932
451,174	4.000	02/01/48	437,213
325,208	4.000	03/01/48	315,048
397,462	4.500	05/01/48	394,647
435,097	4.000	06/01/48	421,229
213,463	4.500	09/01/48	212,952
877,008	5.000	11/01/48	894,600
1,379,659	3.000	09/01/49	1,245,674
26,065	4.500	10/01/49	25,807
729,515	4.500	01/01/50	723,523
1,695,638	4.000	03/01/50	1,635,776
3,920,480	4.500	03/01/50	3,888,290
727,999	2.500	09/01/50	629,825
5,001,604	2.000	10/01/50	4,090,003
5,617,994	3.000	10/01/50	5,055,203
1,755,858	3.000	11/01/50	1,580,399
5,000,512	2.000	11/01/50	4,087,364
2,045,623	3.000	12/01/50	1,843,127
2,408,060	2.500	02/01/51	2,057,106
2,711,329	2.000	03/01/51	2,218,104
485,544	2.000	04/01/51	396,421
9,338,350	2.000	05/01/51	7,627,865
3,731,017	2.500	05/01/51	3,205,150
844,781	2.500	08/01/51	727,691
4,901,952	2.500	09/01/51	4,209,854
2,474,551	6.000	11/01/52	2,586,363
443,210	6.000	12/01/52	462,711
2,376,888	4.500	05/01/53	2,353,367
1,984,991	6.500	09/01/53	2,076,034
726,075	6.500	12/01/53	765,559
2,415,292	6.500	06/01/54	2,550,411
3,000,000	2.500	TBA-30yr(f)	2,535,352
7,000,000	3.500	TBA-30yr(f)	6,444,649
2,000,000	4.000	TBA-30yr(f)	1,896,719
32,000,000	5.500	TBA-30yr(f)	32,446,250

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$7,000,000	6.000%	TBA-30yr(f)	$ 7,186,211

			112,173,149

TOTAL FEDERAL AGENCIES			$152,315,133

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $215,383,219)			$214,385,656

Corporate Obligations – 28.6%
Advertising(c)(d) – 0.2%
Lamar Media Corp.
$545,000	5.375%	11/01/33	$ 543,567

Aerospace & Defense(c) – 1.0%
Boeing Co.
1,400,000	3.450	11/01/28	1,370,600
145,000	2.950	02/01/30	137,411
1,211,000	5.150	05/01/30	1,244,351
457,000	6.528	05/01/34	505,561
25,000	3.500	03/01/39	20,403
15,000	3.375	06/15/46	10,607
386,000	6.858	05/01/54	433,192

			3,722,125

Agriculture(c) – 0.3%
BAT Capital Corp.
1,050,000	6.000	02/20/34	1,124,834

Automotive(c) – 0.3%
Ford Motor Credit Co. LLC
500,000	5.850	05/17/27	507,565
General Motors Financial Co., Inc.
500,000	2.350	01/08/31	449,365
Qnity Electronics, Inc.(d)
120,000	5.750	08/15/32	122,922
80,000	6.250	08/15/33	83,083

			1,162,935

Banks – 6.4%
Banco Mercantil del Norte SA(b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875	01/24/27	258,326
Banco Santander SA
600,000	4.250	04/11/27	601,230
200,000	2.749	12/03/30	182,174
600,000	6.921	08/08/33	665,142
Bank of America Corp.(b)(c)
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496	02/13/31	69,856
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271	07/23/29	753,165
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824	01/20/28	523,698
(5 yr. CMT + 1.200%)
475,000	2.482	09/21/36	417,392

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(b)(c) – (continued)
(Secured Overnight Financing Rate + 1.530%)
$600,000	1.898%		07/23/31	$ 538,956
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202		04/25/29	1,638,960
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571		04/27/33	274,392
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948		07/22/28	557,700
BNP Paribas SA(b)(c)(d) (Secured Overnight Financing Rate + 1.004%)
725,000	1.323		01/13/27	724,304
BPCE SA(d)
525,000	4.625		09/12/28	529,305
Citigroup, Inc.
125,000	4.300		11/20/26	125,278
(5 yr. CMT + 3.001%)
365,000	6.625	(b)(c)	02/15/31	370,019
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	(b)(c)	11/05/30	523,765
(Secured Overnight Financing Rate + 1.830%)
355,000	6.020	(b)(c)	01/24/36	372,434
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	809,216
First Horizon Corp.(b)(c) (Secured Overnight Financing Rate + 1.766%)
330,000	5.514		03/07/31	340,976
JPMorgan Chase & Co.(c)
425,000	3.625		12/01/27	422,964
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	474,881
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	188,806
(Secured Overnight Financing Rate + 1.680%)
840,000	5.572	(b)	04/22/36	882,000
M&T Bank Corp.(b)(c) (Secured Overnight Financing Rate + 2.260%)
650,000	6.082		03/13/32	691,424
Macquarie Group Ltd.(b)(c)(d) (Secured Overnight Financing Rate + 1.069%)
450,000	1.340		01/12/27	449,699
Morgan Stanley
174,000	3.950		04/23/27	173,873
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	201,120
(Secured Overnight Financing Rate + 1.034%)
750,000	1.794	(b)(c)	02/13/32	658,890
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	(b)(c)	01/22/31	680,340
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	128,691
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,426,485
(Secured Overnight Financing Rate + 1.757%)
310,000	5.664	(b)(c)	04/17/36	325,915
NatWest Group PLC(b)(c) (1 yr. CMT + 1.050%)
200,000	5.115		05/23/31	205,220

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp.(b)(c) (Secured Overnight Financing Rate + 2.050%)
$150,000	6.047%		06/08/27	$ 151,190
U.S. Bancorp(b)(c) (5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	634,393
UBS Group AG
307,000	4.550		04/17/26	307,454
2,025,000	4.282	(c)(d)	01/09/28	2,028,037
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	234,656
(Secured Overnight Financing Rate + 1.760%)
510,000	5.580	(b)(c)(d)	05/09/36	530,635
Wells Fargo & Co.
675,000	3.000		10/23/26	670,275
600,000	4.300		07/22/27	602,502
75,000	4.150	(c)	01/24/29	75,159
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	404,396

				22,825,293

Beverages(c) – 0.7%
Constellation Brands, Inc.
500,000	3.600		02/15/28	495,395
325,000	2.250		08/01/31	288,308
JDE Peet’s NV(d)
375,000	1.375		01/15/27	363,199
Keurig Dr. Pepper, Inc.
575,000	4.597		05/25/28	579,479
925,000	2.250		03/15/31	824,480

				2,550,861

Biotechnology(c) – 0.7%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,325,835
CSL Finance PLC(d)
100,000	3.850		04/27/27	99,864
Genmab AS/Genmab Finance LLC(d)
495,000	6.250		12/15/32	507,360
Royalty Pharma PLC
461,000	5.400		09/02/34	472,281

				2,405,340

Building Materials(c) – 0.5%
Builders FirstSource, Inc.(d)
395,000	6.750		05/15/35	413,660
Carrier Global Corp.
400,000	2.700		02/15/31	370,612
Masco Corp.
325,000	1.500		02/15/28	307,603
Standard Building Solutions, Inc.(d)
513,000	6.250		08/01/33	524,096

				1,615,971

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(c) – 0.4%
International Flavors & Fragrances, Inc.(d)
$170,000	1.832%		10/15/27	$ 163,088
OCP SA
420,000	6.750	(d)	05/02/34	452,949
360,000	7.500		05/02/54	397,793
Sherwin-Williams Co.
500,000	3.450		06/01/27	496,400
Solstice Advanced Materials, Inc.(d)
85,000	5.625		09/30/33	85,807

				1,596,037

Commercial Services – 1.0%
Ashtead Capital, Inc.(c)(d)
301,000	5.800		04/15/34	315,635
Block, Inc.(c)(d)
145,000	6.000		08/15/33	148,801
Brink’s Co.(c)(d)
70,000	6.500		06/15/29	72,460
Cornell University(c)
830,000	4.733		06/15/35	831,890
CoStar Group, Inc.(c)(d)
625,000	2.800		07/15/30	573,131
DP World Crescent Ltd.(d)
560,000	5.500		05/08/35	576,649
Global Payments, Inc.(c)
530,000	5.550		11/15/35	527,127
Graham Holdings Co.(c)(d)
630,000	5.625		12/01/33	635,840

				3,681,533

Computers(c) – 0.2%
CACI International, Inc.(d)
180,000	6.375		06/15/33	186,300
Dell International LLC/EMC Corp.
54,000	6.020		06/15/26	54,217
75,000	5.300		10/01/29	77,406
Seagate Data Storage Technology Pte. Ltd.(d)
225,000	5.875		07/15/30	232,222

				550,145

Diversified Financial Services(c) – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
675,000	3.000		10/29/28	654,426
275,000	3.400		10/29/33	248,812
Air Lease Corp.
875,000	3.750		06/01/26	873,005
Intercontinental Exchange, Inc.
190,000	3.625		09/01/28	188,666
Rocket Cos., Inc.(d)
295,000	6.125		08/01/30	305,051
255,000	6.375		08/01/33	266,342
Stonex Escrow Issuer LLC(d)
440,000	6.875		07/15/32	456,311

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(c) – (continued)
VFH Parent LLC/Valor Co-Issuer, Inc.(d)
$460,000	7.500%		06/15/31	$ 481,726

				3,474,339

Electrical(c) – 0.5%
Ameren Corp.
125,000	3.500		01/15/31	120,195
NextEra Energy Capital Holdings, Inc.
525,000	1.900		06/15/28	500,168
Pacific Gas & Electric Co.
250,000	2.100		08/01/27	242,365
125,000	3.300		08/01/40	94,811
Xcel Energy, Inc.
900,000	3.350		12/01/26	894,708

				1,852,247

Electronics(c) – 0.1%
Allegion U.S. Holding Co., Inc.
256,000	5.600		05/29/34	267,323
Atkore, Inc.(d)
15,000	4.250		06/01/31	14,382

				281,705

Engineering & Construction(c) – 0.4%
AECOM(d)
517,000	6.000		08/01/33	529,718
MasTec, Inc.(d)
610,000	4.500		08/15/28	606,047
Mexico City Airport Trust
200,000	4.250		10/31/26	199,126
250,000	3.875	(d)	04/30/28	244,220

				1,579,111

Environmental(c) – 0.0%
Waste Management, Inc.
27,000	4.950		07/03/31	27,939

Food & Drug Retailing(c) – 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(d)
255,000	5.500		03/31/31	257,999
330,000	5.750		03/31/34	331,241
J.M. Smucker Co.
449,000	5.900		11/15/28	470,628
Mars, Inc.(d)
875,000	4.800		03/01/30	894,031
775,000	5.000		03/01/32	798,451
Sysco Corp.
50,000	6.600		04/01/40	55,280

				2,807,630

Gas(c) – 0.0%
NiSource, Inc.
100,000	3.600		05/01/30	97,212

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(c) – 2.4%
Adventist Health System
$1,095,000	4.742%	12/01/30	$ 1,099,118
235,000	5.757	12/01/34	242,365
Alcon Finance Corp.(d)
933,000	3.000	09/23/29	894,234
Ascension Health
485,000	4.923	11/15/35	485,734
Baxter International, Inc.
78,000	1.915	02/01/27	76,127
Cigna Group
550,000	5.125	05/15/31	568,304
CommonSpirit Health
290,000	4.352	09/01/30	288,743
440,000	4.975	09/01/35	434,824
635,000	3.910	10/01/50	474,260
610,000	6.461	11/01/52	655,532
HCA, Inc.
770,000	5.450	04/01/31	803,472
685,000	5.900	06/01/53	671,286
PeaceHealth Obligated Group
335,000	4.335	11/15/28	336,560
Solventum Corp.
272,000	5.400	03/01/29	281,808
1,070,000	5.600	03/23/34	1,114,073
STERIS Irish FinCo UnLtd Co.
218,000	2.700	03/15/31	201,079

			8,627,519

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc.(c)(d)
280,000	6.750	07/01/32	287,966
American International Group, Inc.(c)
250,000	3.400	06/30/30	241,227
Chubb INA Holdings LLC
342,000	6.800	11/15/31	382,418

			911,611

Internet(c) – 1.2%
Expedia Group, Inc.
260,000	4.625	08/01/27	261,932
200,000	3.250	02/15/30	191,846
81,000	2.950	03/15/31	75,298
Match Group Holdings II LLC(d)
550,000	6.125	09/15/33	557,145
Meta Platforms, Inc.
725,000	4.200	11/15/30	726,319
650,000	4.875	11/15/35	649,499
Snap, Inc.(d)
339,000	6.875	03/15/34	349,248
Uber Technologies, Inc.(d)
1,280,000	4.500	08/15/29	1,282,662

			4,093,949

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(c) – 0.2%
Carpenter Technology Corp.(d)
$180,000	5.625%	03/01/34	$ 182,974
Steel Dynamics, Inc.
275,000	1.650	10/15/27	264,330
Vale Overseas Ltd.
200,000	6.400	06/28/54	204,100

			651,404

Leisure Time(c)(d) – 0.3%
Acushnet Co.
165,000	5.625	12/01/33	167,170
Carnival Corp.
316,000	5.875	06/15/31	326,491
Viking Cruises Ltd.
545,000	5.875	10/15/33	554,151

			1,047,812

Lodging(c) – 1.1%
Choice Hotels International, Inc.
540,000	3.700	01/15/31	514,139
262,000	5.850	08/01/34	267,222
Hilton Domestic Operating Co., Inc.(d)
350,000	5.500	03/31/34	352,748
Hyatt Hotels Corp.
630,000	5.500	06/30/34	650,248
Las Vegas Sands Corp.
230,000	5.625	06/15/28	235,607
90,000	6.000	06/14/30	94,264
Marriott International, Inc.
475,000	5.000	10/15/27	483,227
221,000	4.875	05/15/29	225,811
400,000	2.850	04/15/31	371,260
Sands China Ltd.
200,000	5.400	08/08/28	203,896
Travel & Leisure Co.(d)
339,000	6.125	09/01/33	344,265

			3,742,687

Machinery-Diversified(c) – 0.0%
Ingersoll Rand, Inc.
177,000	5.314	06/15/31	185,193

Mining(c)(d) – 0.2%
Alumina Pty. Ltd.
285,000	6.125	03/15/30	293,935
240,000	6.375	09/15/32	249,077
Glencore Funding LLC
250,000	2.625	09/23/31	225,120

			768,132

Miscellaneous Manufacturing(c) – 0.0%
Hillenbrand, Inc.
169,000	6.250	02/15/29	172,961

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 1.2%
Chord Energy Corp.(c)(d)
$440,000	6.000%		10/01/30	$ 444,457
DBR Land Holdings LLC(c)(d)
255,000	6.250		12/01/30	260,498
Ecopetrol SA(c)
90,000	8.625		01/19/29	96,538
40,000	6.875		04/29/30	40,530
90,000	7.750		02/01/32	92,210
110,000	8.875		01/13/33	117,040
EQT Corp.(c)
109,000	3.900		10/01/27	108,496
610,000	3.625	(d)	05/15/31	573,339
Kodiak Gas Services LLC(c)(d)
185,000	6.500		10/01/33	188,841
120,000	6.750		10/01/35	123,367
Occidental Petroleum Corp.
278,000	7.875		09/15/31	317,971
Petroleos Mexicanos(c)
550,000	6.840		01/23/30	558,745
280,000	5.950		01/28/31	271,012
60,000	6.700		02/16/32	59,828
Raizen Fuels Finance SA(c)(d)
260,000	6.700		02/25/37	210,600
Sunoco LP(c)(d)
465,000	5.875		03/15/34	464,735
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
185,000	6.250		10/01/33	187,002

				4,115,209

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570		01/15/26	374,456
Crown Americas LLC(d)
370,000	5.875		06/01/33	378,544

				753,000

Pharmaceuticals(c) – 0.7%
Amneal Pharmaceuticals LLC(d)
234,000	6.875		08/01/32	247,347
Cardinal Health, Inc.
247,000	5.125		02/15/29	254,170
Cigna Group
184,000	2.400		03/15/30	170,850
CVS Health Corp.
1,388,000	4.780		03/25/38	1,310,897
Opal Bidco SAS(d)
345,000	6.500		03/31/32	353,383
PRA Health Sciences, Inc.(d)
200,000	2.875		07/15/26	198,418

				2,535,065

Pipelines – 1.1%
Cheniere Energy Partners LP(c)
230,000	5.950		06/30/33	244,115

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
DCP Midstream Operating LP(c)
$455,000	3.250%	02/15/32	$ 418,682
Energy Transfer LP(c)
725,000	5.500	06/01/27	736,875
550,000	5.250	04/15/29	565,119
75,000	5.400	10/01/47	67,409
Galaxy Pipeline Assets Bidco Ltd.(d)
200,000	2.625	03/31/36	176,476
Howard Midstream Energy Partners LLC(c)(d)
195,000	6.625	01/15/34	199,512
Kinder Morgan, Inc.
500	7.750	01/15/32	581
MPLX LP(c)
225,000	4.800	02/15/29	228,447
Targa Resources Corp.(c)
235,000	4.200	02/01/33	224,923
Venture Global Plaquemines LNG LLC(c)(d)
205,000	6.125	12/15/30	208,717
210,000	6.500	06/15/34	214,681
Williams Cos., Inc.(c)
425,000	5.650	03/15/33	447,036

			3,732,573

Real Estate Investment Trust(c) – 1.1%
Alexandria Real Estate Equities, Inc.
350,000	3.375	08/15/31	327,096
American Homes 4 Rent LP
180,000	2.375	07/15/31	160,923
CubeSmart LP
90,000	2.500	02/15/32	79,636
Host Hotels & Resorts LP
224,000	2.900	12/15/31	202,995
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	285,195
Kilroy Realty LP
397,000	4.750	12/15/28	399,033
Regency Centers LP
700,000	2.950	09/15/29	670,929
RHP Hotel Properties LP/RHP Finance Corp.(d)
110,000	6.500	06/15/33	114,136
Starwood Property Trust, Inc.(d)
395,000	5.250	10/15/28	398,180
245,000	5.750	01/15/31	247,957
VICI Properties LP/VICI Note Co., Inc.(d)
590,000	3.750	02/15/27	586,531
WP Carey, Inc.
425,000	3.850	07/15/29	418,901

			3,891,512

Retailing(c) – 0.5%
1011778 BC ULC/New Red Finance, Inc.(d)
185,000	6.125	06/15/29	190,165
AutoNation, Inc.
450,000	4.750	06/01/30	454,298

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(c) – (continued)
LCM Investments Holdings II LLC(d)
$265,000	8.250%		08/01/31	$ 280,269
Lowe’s Cos., Inc.
425,000	1.700		09/15/28	400,588
QXO Building Products, Inc.(d)
440,000	6.750		04/30/32	459,738

				1,785,058

Semiconductors(c) – 0.2%
Amkor Technology, Inc.(d)
164,000	5.875		10/01/33	167,785
Intel Corp.
159,000	5.150		02/21/34	160,856
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400		05/01/30	265,163

				593,804

Software(c) – 1.7%
AppLovin Corp.
226,000	5.500		12/01/34	232,197
Fair Isaac Corp.(d)
295,000	6.000		05/15/33	302,469
MSCI, Inc.(d)
760,000	3.875		02/15/31	730,535
Oracle Corp.
2,239,000	2.950		04/01/30	2,065,925
490,000	2.875		03/25/31	439,275
580,000	4.800		09/26/32	560,123
675,000	5.200		09/26/35	647,966
Take-Two Interactive Software, Inc.
360,000	3.700		04/14/27	358,510
VMware LLC
175,000	1.800		08/15/28	165,533
Workday, Inc.
225,000	3.500		04/01/27	223,618
150,000	3.800		04/01/32	143,567

				5,869,718

Telecommunication Services – 1.7%
AT&T, Inc.(c)
336,000	2.300		06/01/27	328,453
100,000	1.650		02/01/28	95,291
500,000	2.750		06/01/31	459,295
Rogers Communications, Inc.(c)
1,215,000	3.200		03/15/27	1,203,251
T-Mobile USA, Inc.(c)
375,000	1.500		02/15/26	373,654
1,000,000	3.750		04/15/27	996,790
275,000	2.050		02/15/28	264,099
520,000	2.875		02/15/31	483,163
350,000	5.200		01/15/33	361,291
Verizon Communications, Inc.
467,000	4.329		09/21/28	470,890
975,000	2.550	(c)	03/21/31	890,448

				5,926,625

TOTAL CORPORATE OBLIGATIONS (Cost $100,750,389)				$101,302,656

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 10.7%
Automotive – 0.6%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	$56,696	4.700%	09/15/27	$ 56,715
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	225,000	4.670	08/15/28	225,498
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(d)
	1,010,047	5.410	05/17/27	1,015,487
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	37,498	4.760	08/16/27	37,513
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	750,000	4.740	01/16/29	752,218

				2,087,431

Collateralized Loan Obligations(d) – 7.9%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b) (3 mo. USD Term SOFR + 2.100%)
	500,000	6.005	04/15/37	501,668
1988 CLO 6 Ltd. Series 2025-6A, Class E(b) (3 mo. USD Term SOFR + 4.900%)
	900,000	8.805	04/15/38	872,190
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	400,000	3.972	01/25/39	470,012
Arini European CLO VII DAC Series 7A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
	600,000	3.895	01/15/39	705,041
Arini European CLO VII DAC Series 7A, Class D(b) (3 mo. EUR EURIBOR + 2.850%)
	600,000	4.945	01/15/39	700,825
Armada Euro CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
	600,000	3.934	10/30/39	704,600
Aurium CLO VIII DAC Series 8A, Class CR(b) (3 mo. EUR EURIBOR + 2.150%)
	600,000	4.163	10/16/38	705,581
Bridgepoint CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
	600,000	3.914	10/15/39	705,374
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class BR3(b) (3 mo. USD Term SOFR + 1.450%)
	$3,825,000	5.334	07/20/32	3,826,844
CBAM Ltd. Series 2018-5A, Class D1R (b) (3 mo. USD Term SOFR + 3.000%)
	1,200,000	7.112	10/17/38	1,201,481

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
CIFC Funding Ltd. Series 2023-3A, Class E(b) (3 mo. USD Term SOFR + 7.650%)
	$500,000	11.534%	01/20/37	$ 500,400
CIFC Funding Ltd. Series 2023-3A, Class B(b) (3 mo. USD Term SOFR + 2.300%)
	400,000	6.184	01/20/37	401,059
Crown City CLO IV Series 2022-4A, Class C1R(b) (3 mo. USD Term SOFR + 4.500%)
	650,000	8.384	04/20/37	652,209
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
EUR	800,000	3.704	04/20/38	929,484
Dryden 90 CLO Ltd. Series 2021-90A, Class D1R(b) (3 mo. USD Term SOFR + 3.000%)
	$720,000	6.863	11/15/38	721,416
Dryden 97 CLO Ltd. Series 2022-97A, Class D1R(b) (3 mo. USD Term SOFR + 2.900%)
	655,000	6.784	10/20/38	657,441
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b) (3 mo. USD Term SOFR + 1.340%)
	2,175,000	5.224	10/18/37	2,180,300
Empower CLO Ltd. Series 2023-2A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
	1,000,000	5.605	10/15/38	1,002,916
Harvest CLO XXXVII DAC Series 37A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	600,000	3.848	01/15/39	705,223
KKR CLO 57 Ltd. Series 2025-57A, Class A(b) (3 mo. USD Term SOFR + 1.400%)
	$2,000,000	5.679	07/15/38	2,006,836
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	944,449	5.172	04/14/33	944,458
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	460,000	4.972	10/14/36	459,335
Octagon 67 Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.450%)
	1,700,000	5.308	07/25/38	1,705,722
Palmer Square CLO Ltd. Series 2024-2A, Class A1(b) (3 mo. USD Term SOFR + 1.400%)
	1,775,000	5.284	07/20/37	1,780,797
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	86,873	5.750	12/20/50	88,677
Wellington Management CLO 5 Ltd. Series 2025-5A, Class A (b) (3 mo. USD Term SOFR + 1.290%)
	1,800,000	5.251	10/18/38	1,803,173
Wind River CLO Ltd. Series 2021-2A, Class A2R(b) (3 mo. USD Term SOFR + 1.400%)
	450,000	5.284	07/20/34	450,200
Wind River CLO Ltd. Series 2021-2A, Class BR(b) (3 mo. USD Term SOFR + 1.600%)
	425,000	5.484	07/20/34	425,053

				27,808,315

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
$1,050,000	4.510%	04/15/32	$ 1,070,236
Barclays Dryrock Issuance Trust Series 2025-1, Class A
775,000	3.970	07/15/31	777,547

			1,847,783

Home Equity(b) – 0.3%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
79,625	4.521	10/25/35	78,953
Credit Suisse First Boston Mortgage Securities Corp. Series 2001- HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
253	4.379	01/25/32	249
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
256	4.446	11/25/32	243
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
289,948	4.076	04/25/37	283,870
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(d) (1 mo. USD Term SOFR + 1.600%)
135,615	5.518	05/20/54	136,179
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
2,310,710	4.286	04/25/37	538,180

			1,037,674

Student Loan(b) – 1.4%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
170,289	4.523	09/26/33	168,377
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.830%)
600,000	5.735	01/15/37	601,073
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
600,000	6.034	04/20/37	601,007
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
1,898,139	5.039	12/27/66	1,928,619
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (d) (3 mo. USD Term SOFR + 1.400%)
1,000,000	5.305	04/15/31	1,001,029
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
362,467	5.139	09/25/65	365,164

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b) – (continued)
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
	$500,000	8.384%		01/20/37	$ 501,029

					5,166,298

TOTAL ASSET-BACKED SECURITIES (Cost $38,194,149)					$ 37,947,501

Sovereign Debt Obligations – 1.1%
Euro – 0.2%
Ivory Coast Government International Bonds
EUR	120,000	4.875%		01/30/32	$ 136,805
	130,000	6.625		03/22/48	138,028
Romania Government International Bonds
	10,000	2.875		03/11/29	11,503
	190,000	3.624	(d)	05/26/30	219,870
	70,000	3.375		01/28/50	52,674
	80,000	3.375	(d)	01/28/50	60,199

					619,079

Sovereign – 0.4%
Eagle Funding Luxco SARL(c)(d)
	$1,060,000	5.500		08/17/30	1,078,020
Hungary Government International Bonds
	400,000	6.125		05/22/28	415,120

					1,493,140

United States Dollar – 0.5%
Ecuador Government International Bonds(d)(g)
	41,572	0.000		07/31/30	35,503
Ivory Coast Government International Bonds
	200,000	6.125		06/15/33	200,062
Mexico Government International Bonds(c)
	624,000	3.771		05/24/61	383,760
Panama Government International Bonds(c)
	200,000	4.500		01/19/63	148,751
Peru Government International Bonds(c)
	20,000	2.780		12/01/60	10,880
	100,000	3.230	(h)	07/28/21	54,600
Republic of Poland Government International Bonds(c)
	350,000	5.500		03/18/54	333,870
Republic of South Africa Government International Bonds(d)
	280,000	6.125		12/11/37	276,290
Romania Government International Bonds
	70,000	6.375		01/30/34	72,822
State of Israel
	200,000	3.800		05/13/60	134,178

					1,650,716

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,156,646)					$ 3,762,935

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.0%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
$210,000	7.550%	04/01/39	$ 254,851
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
900,000	5.874	06/01/40	953,862

			1,208,713

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
609,890	7.350	07/01/35	661,287
Illinois State GO Bonds Taxable-Pension Series 2003
462,451	5.100	06/01/33	473,952

			1,135,239

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024
145,000	5.018	11/30/33	147,767
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
360,000	4.968	11/30/32	367,407

			515,174

New York – 0.1%
Metropolitan Transportation Authority RB Taxable Series 2020 C2
60,000	5.175	11/15/49	55,397
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	335,783

			391,180

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
230,000	6.270	02/15/50	237,540

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,567,383)			$ 3,487,846

Bank Loans(i) – 0.7%
Automotive - Parts – 0.2%
Adient U.S. LLC
(1 mo. USD Term SOFR + 2.250%)
$663,188	5.966%	01/31/31	$ 665,264

Consumer Cyclical Services – 0.2%
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
664,921	6.216	12/15/27	666,122

Diversified Manufacturing – 0.1%
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
581,882	6.476	03/15/30	583,558

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Lodging– 0.2%
Travel & Leisure Co.
(3 mo. USD Term SOFR + 2.000%)
$664,913	5.738%		12/14/29	$ 665,558

TOTAL BANK LOANS (Cost $2,585,546)				$ 2,580,502

U.S. Treasury Obligations – 13.7%
U.S. Treasury Bonds
$1,500,000	3.125%		05/15/48	$ 1,141,172
1,450,000	3.375		11/15/48	1,148,898
1,550,000	2.875		05/15/49	1,114,063
15,000	4.250		08/15/54	13,591
U.S. Treasury Inflation-Indexed Bonds
3,906,900	1.500		02/15/53	3,044,940
U.S. Treasury Notes
8,570,000	3.750		04/30/27	8,596,781
12,020,000	4.625	(j)	04/30/29	12,410,650
2,600	3.500		04/30/30	2,582
3,010,000	3.875	(j)	08/15/34	2,965,320
17,780,000	4.250		05/15/35	17,941,131

TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,252,202)				$ 48,379,128

Shares	Dividend Rate			Value

Investment Company(k) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,707,038	3.686%			$ 5,707,038
(Cost $5,707,038)

TOTAL INVESTMENTS – 118.0% (Cost $418,596,572)				$417,553,262

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.0)%				(63,835,529)

NET ASSETS – 100.0%				$353,717,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $71,212,129 which represents approximately 20.0% of net assets as of December 31, 2025.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Actual maturity date is July 28, 2121.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	13,387,761	NZD	15,406,784	01/09/26	$61,141
	AUD	128,927	USD	85,489	01/02/26	552
	AUD	1,406,928	USD	929,514	01/09/26	9,463
	AUD	10,201,748	USD	6,675,732	01/30/26	133,586
	AUD	3,449,458	USD	2,285,251	03/18/26	16,870
	BRL	7,975,552	USD	1,447,517	01/05/26	6,058
	BRL	4,692,314	USD	833,677	02/03/26	15,266
	BRL	1,772,506	USD	313,964	03/18/26	3,580
	CAD	2,870,505	EUR	1,775,895	01/09/26	4,319
	CAD	7,324,307	USD	5,330,787	01/09/26	7,743
	CAD	798,162	USD	574,555	02/27/26	8,403
	CAD	14,065,470	USD	10,192,121	03/18/26	90,045
	CHF	2,043,241	EUR	2,192,014	01/09/26	4,902
	CHF	1,056,504	EUR	1,136,270	02/20/26	2,471
	CHF	5,139,962	USD	6,496,496	03/18/26	46,807
	CLP	306,796,434	USD	334,320	03/18/26	6,751
	CNH	9,944,545	USD	1,415,545	01/09/26	10,859
	CNH	50,956,254	USD	7,219,032	02/02/26	100,498
	CNH	47,816,193	USD	6,812,269	03/18/26	74,368
	COP	2,586,001,129	USD	670,594	01/02/26	13,287
	COP	1,198,230,320	USD	312,527	01/05/26	3,881
	COP	1,197,561,185	USD	314,688	01/08/26	1,044
	COP	2,366,274,652	USD	614,412	01/13/26	7,604
	COP	1,148,869,049	USD	300,751	01/16/26	714
	COP	1,158,416,436	USD	299,642	01/20/26	3,613
	COP	3,795,247,767	USD	968,670	01/29/26	19,632
	CZK	98,491,120	EUR	4,040,703	01/09/26	41,039
	CZK	114,248,881	USD	5,523,915	03/18/26	40,340
	EUR	1,376,923	CHF	1,280,514	01/09/26	658
	EUR	1,891,092	CHF	1,745,478	02/20/26	12,209
	EUR	1,368,892	PLN	5,772,305	01/09/26	1,595
	EUR	3,030,953	USD	3,501,964	01/08/26	61,371
	EUR	1,904,465	USD	2,228,528	01/09/26	10,564
	EUR	2,729,098	USD	3,152,108	01/13/26	57,143
	EUR	3,283,994	USD	3,834,064	01/14/26	27,903
	EUR	4,855,295	USD	5,640,575	01/26/26	72,622
	EUR	4,626,809	USD	5,410,149	02/03/26	35,981
	EUR	3,171,015	USD	3,705,331	02/12/26	28,678
	EUR	8,190,017	USD	9,602,907	02/25/26	46,674
	EUR	9,652,002	USD	11,318,980	03/18/26	65,798
	GBP	1,400,552	EUR	1,601,544	01/09/26	4,914
	GBP	416,549	EUR	471,476	03/05/26	5,642
	GBP	1,037,763	USD	1,391,139	01/09/26	7,702
	GBP	1,238,708	USD	1,640,657	01/30/26	28,993
	GBP	1,036,644	USD	1,383,920	02/09/26	13,330
	GBP	1,701,268	USD	2,277,148	03/18/26	15,596
	HUF	27,816,257	USD	84,207	02/10/26	613
	HUF	254,631,300	USD	770,000	03/18/26	4,534
	ILS	3,811,848	USD	1,182,402	03/18/26	14,944
	INR	267,561,839	USD	2,966,165	01/02/26	10,049
	INR	48,364,396	USD	537,306	01/12/26	117
	INR	62,862,355	USD	695,011	01/15/26	3,320
	INR	43,120,297	USD	478,386	01/20/26	413
	INR	567,211,393	USD	6,255,017	03/18/26	10,505
	JPY	295,628,732	USD	1,887,985	01/08/26	729
	KRW	899,390,835	USD	623,000	02/02/26	536
	KRW	8,541,798,305	USD	5,828,253	03/18/26	103,922
	MXN	34,762,711	USD	1,876,066	01/08/26	52,962

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	MXN	5,423,573	USD	300,094	01/09/26	$836
	MXN	17,088,235	USD	932,968	01/20/26	14,118
	MXN	5,094,874	USD	276,312	02/03/26	5,695
	MXN	24,912,139	USD	1,361,317	02/11/26	16,571
	MXN	16,541,224	USD	909,433	02/17/26	4,948
	MXN	56,177,706	USD	3,041,267	03/18/26	54,408
	NOK	33,458,819	USD	3,270,081	02/04/26	49,470
	NZD	535,887	USD	308,146	01/09/26	507
	NZD	12,088,877	USD	6,817,014	01/26/26	151,178
	PLN	10,826,111	USD	2,976,064	03/18/26	38,314
	SEK	42,767,949	EUR	3,922,382	01/09/26	36,049
	SEK	53,072,396	USD	5,768,496	03/10/26	17,442
	SEK	36,778,457	USD	3,947,162	03/18/26	64,217
	SGD	6,156,523	EUR	4,066,357	01/09/26	11,754
	SGD	4,301,036	USD	3,340,165	01/09/26	8,013
	SGD	3,593,968	USD	2,798,779	03/18/26	11,537
	TRY	31,201,294	USD	679,934	03/18/26	5,543
	TWD	11,784,384	USD	372,516	03/18/26	2,085
	USD	86,452	AUD	128,967	01/02/26	384
	USD	622,410	AUD	931,261	01/09/26	891
	USD	306,470	BRL	1,650,883	01/05/26	5,591
	USD	1,404,569	BRL	7,720,916	01/15/26	1,204
	USD	590,001	BRL	3,265,384	03/18/26	5,009
	USD	431,071	CAD	588,549	03/18/26	829
	USD	1,087,249	CAD	1,480,826	03/19/26	4,687
	USD	2,150,687	CHF	1,689,354	01/12/26	15,113
	USD	455,165	CHF	356,056	03/18/26	1,897
	USD	697,605	COP	2,586,001,129	01/02/26	13,725
	USD	948,819	COP	3,571,515,396	01/05/26	5,713
	USD	555,388	COP	2,093,256,053	01/08/26	3,509
	USD	310,989	COP	1,165,898,511	01/09/26	3,787
	USD	300,751	COP	1,143,154,779	01/16/26	785
	USD	33,518	COP	125,759,461	01/22/26	635
	USD	301,738	COP	1,149,319,775	01/23/26	1,394
	USD	556,076	COP	2,134,728,533	03/18/26	5,475
	USD	954,578	EUR	809,308	01/02/26	3,390
	USD	9,811,767	EUR	8,322,141	01/09/26	27,377
	USD	857,245	EUR	728,145	01/26/26	441
	USD	282,659	EUR	238,932	02/25/26	1,146
	USD	5,107,454	EUR	4,313,396	03/18/26	19,694
	USD	705,174	EUR	597,016	03/19/26	944
	USD	630,725	GBP	466,849	01/09/26	1,441
	USD	331,866	GBP	245,843	03/18/26	552
	USD	4,199,696	HUF	1,380,226,152	03/18/26	1,341
	USD	1,252,692	INR	112,203,663	01/02/26	4,599
	USD	621,509	INR	55,928,795	01/15/26	202
	USD	995,372	JPY	153,784,994	01/09/26	12,780
	USD	53,506	JPY	8,326,651	01/16/26	270
	USD	223,134	JPY	34,448,512	01/20/26	2,807
	USD	190,705	JPY	29,521,177	02/05/26	1,643
	USD	1,254,940	JPY	194,619,944	02/17/26	7,338
	USD	2,436,187	JPY	369,968,608	03/18/26	58,280
	USD	116,029	JPY	17,907,366	03/19/26	923
	USD	707,746	KRW	994,840,927	03/18/26	16,842
	USD	3,178,081	MXN	57,151,101	01/09/26	7,017

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,406,071	NOK	14,086,779	03/18/26	$8,986
	USD	5,181,638	NZD	8,923,095	01/09/26	42,234
	USD	1,765,587	NZD	3,023,265	01/26/26	22,935
	USD	1,087,042	NZD	1,876,152	01/27/26	5,553
	USD	4,440,555	NZD	7,659,570	03/18/26	17,498
	USD	142,482	SEK	1,302,010	03/18/26	473
	USD	190,745	SGD	244,940	01/09/26	70
	USD	779,000	SGD	995,535	03/18/26	538
	USD	1,309,248	TWD	40,581,711	03/18/26	19,239
	USD	3,352	ZAR	42,554	01/09/26	784
	ZAR	46,633,804	USD	2,685,348	01/13/26	128,230
	ZAR	34,163,582	USD	2,003,847	01/20/26	56,246
	ZAR	35,466,106	USD	2,104,813	01/28/26	32,501
	ZAR	60,804,392	USD	3,534,966	03/18/26	116,401

TOTAL						$2,618,881

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	591,322	USD	396,332	01/09/26	$(1,686)
	BRL	4,619,338	USD	846,666	01/05/26	(4,775)
	BRL	230,273	USD	42,429	03/18/26	(1,176)
	CAD	2,661,253	USD	1,944,245	01/09/26	(4,515)
	CAD	1,480,866	USD	1,087,249	03/18/26	(4,704)
	CHF	1,697,969	USD	2,161,655	01/12/26	(15,190)
	CHF	181,826	USD	232,357	03/18/26	(888)
	CHF	356,010	USD	455,165	03/19/26	(1,905)
	COP	2,373,848,741	USD	640,374	01/02/26	(12,598)
	COP	3,563,440,645	USD	947,634	01/05/26	(6,660)
	COP	4,523,096,782	USD	1,205,516	01/08/26	(13,019)
	COP	1,170,263,591	USD	310,786	01/09/26	(2,433)
	COP	1,203,073,570	USD	317,606	01/15/26	(1,731)
	COP	5,760,694,908	USD	1,525,192	01/20/26	(17,133)
	COP	4,967,711,042	USD	1,291,123	03/18/26	(9,821)
	EUR	2,740,849	CAD	4,433,301	01/09/26	(8,904)
	EUR	1,776,926	CHF	1,651,475	02/27/26	(3,789)
	EUR	4,000,816	CZK	97,450,040	01/09/26	(37,287)
	EUR	2,130,437	GBP	1,863,175	01/09/26	(6,677)
	EUR	3,270,936	SEK	35,633,656	01/09/26	(26,672)
	EUR	1,186,000	SGD	1,796,633	01/09/26	(4,217)
	EUR	2,307,952	USD	2,716,342	01/02/26	(3,780)
	EUR	1,036,011	USD	1,221,904	01/06/26	(4,037)
	EUR	524,384	USD	617,000	01/09/26	(478)
	EUR	1,829,378	USD	2,160,129	02/12/26	(5,957)
	EUR	624,102	USD	736,586	02/25/26	(1,262)
	EUR	2,472,438	USD	2,922,292	03/18/26	(5,988)
	GBP	234,757	USD	316,545	01/09/26	(107)
	HUF	1,076,848,875	USD	3,277,234	03/18/26	(1,688)
	INR	133,861,100	USD	1,489,000	01/05/26	(516)
	JPY	390,326,843	USD	2,511,271	01/08/26	(17,550)
	JPY	140,191,708	USD	901,926	01/09/26	(6,187)
	JPY	20,669,486	USD	133,766	01/16/26	(1,616)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	JPY	140,388,674	USD	903,204	02/17/26	$(3,249)
	JPY	270,084,017	USD	1,755,664	03/18/26	(19,749)
	JPY	95,158,493	USD	616,582	03/19/26	(4,914)
	KRW	2,084,393,433	USD	1,498,324	03/18/26	(50,738)
	MXN	5,366,612	USD	298,129	01/09/26	(359)
	NOK	15,442,418	USD	1,537,471	03/18/26	(5,937)
	NOK	10,125,227	USD	1,013,056	03/19/26	(8,875)
	NZD	8,657,559	AUD	7,563,005	01/09/26	(61,053)
	NZD	5,045,373	USD	2,922,272	01/09/26	(16,307)
	NZD	3,662,470	USD	2,118,739	01/27/26	(7,545)
	NZD	5,817,342	USD	3,398,491	02/05/26	(44,158)
	NZD	7,278,389	USD	4,219,100	03/18/26	(16,159)
	PLN	7,878,854	EUR	1,870,202	01/09/26	(4,229)
	PLN	2,756,118	USD	768,000	03/18/26	(598)
	SEK	1,771,633	USD	193,888	03/18/26	(658)
	TWD	12,167,548	USD	387,075	01/29/26	(202)
	TWD	29,158,422	USD	938,247	03/18/26	(11,361)
	USD	2,103,416	AUD	3,170,622	01/09/26	(12,645)
	USD	2,760,076	AUD	4,237,970	01/30/26	(68,626)
	USD	3,812,953	AUD	5,774,209	03/18/26	(40,675)
	USD	1,978,582	BRL	10,944,007	01/05/26	(16,004)
	USD	1,353,758	BRL	7,513,359	01/15/26	(11,880)
	USD	614,009	BRL	3,427,487	02/03/26	(6,099)
	USD	3,223,030	CAD	4,428,210	01/09/26	(4,595)
	USD	945,172	CAD	1,304,149	02/10/26	(6,703)
	USD	564,797	CAD	784,607	02/27/26	(8,260)
	USD	6,897,114	CAD	9,568,095	03/18/26	(97,374)
	USD	1,076,190	CAD	1,474,276	03/19/26	(1,584)
	USD	5,657,340	CHF	4,489,644	03/18/26	(58,092)
	USD	265,520	CLP	243,561,542	03/18/26	(5,252)
	USD	3,949,509	CNH	27,675,328	01/09/26	(20,123)
	USD	7,655,589	CNH	53,680,048	03/18/26	(75,578)
	USD	625,932	COP	2,373,848,741	01/02/26	(1,844)
	USD	312,459	COP	1,190,155,569	01/05/26	(1,817)
	USD	871,038	COP	3,343,913,807	01/08/26	(10,572)
	USD	303,260	COP	1,164,820,892	01/15/26	(2,572)
	USD	2,309,740	COP	8,998,300,619	01/20/26	(45,874)
	USD	1,423,914	COP	5,563,702,593	03/18/26	(11,108)
	USD	4,924,542	CZK	102,012,763	03/18/26	(43,777)
	USD	1,757,097	EUR	1,498,718	01/02/26	(4,363)
	USD	1,215,372	EUR	1,036,742	01/06/26	(3,353)
	USD	1,443,556	EUR	1,236,768	01/08/26	(10,448)
	USD	3,985,773	EUR	3,397,564	01/09/26	(8,765)
	USD	1,412,217	EUR	1,212,932	01/13/26	(14,117)
	USD	3,722,808	EUR	3,190,067	01/14/26	(28,700)
	USD	1,506,584	EUR	1,282,922	01/26/26	(3,023)
	USD	16,197,190	EUR	13,813,351	02/25/26	(77,873)
	USD	5,728,830	EUR	4,885,264	03/18/26	(33,463)
	USD	956,783	EUR	813,065	03/19/26	(2,295)
	USD	1,963,990	GBP	1,464,357	01/09/26	(9,873)
	USD	269,409	GBP	205,117	02/04/26	(7,064)
	USD	2,730,746	GBP	2,046,450	03/18/26	(27,190)
	USD	706,459	GBP	527,571	03/19/26	(4,529)
	USD	523,756	HUF	171,761,319	01/09/26	(1,116)
	USD	208,022	HUF	68,584,847	02/04/26	(1,194)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	99,445	HUF	33,130,927	03/18/26	$(1,332)
	USD	1,184,126	ILS	3,886,526	03/18/26	(36,677)
	USD	1,727,694	INR	155,358,176	01/02/26	(426)
	USD	1,487,890	INR	133,937,479	01/05/26	(1,443)
	USD	606,330	INR	54,718,284	01/12/26	(1,696)
	USD	1,358,301	INR	123,450,123	01/20/26	(12,464)
	USD	5,451,987	INR	493,853,778	03/18/26	(3,213)
	USD	3,268,140	JPY	512,934,589	01/08/26	(8,897)
	USD	776,000	KRW	1,147,548,800	01/26/26	(19,422)
	USD	5,757,479	KRW	8,419,055,876	03/18/26	(89,452)
	USD	597,883	MXN	10,937,073	01/08/26	(9,029)
	USD	552,870	MXN	10,025,739	01/20/26	(2,789)
	USD	2,032,048	MXN	37,791,949	03/18/26	(50,479)
	USD	2,896,738	NOK	29,479,172	02/04/26	(27,980)
	USD	1,537,000	NOK	15,542,604	03/18/26	(4,470)
	USD	2,629,407	NZD	4,569,940	01/09/26	(2,726)
	USD	494,955	NZD	863,116	01/15/26	(2,307)
	USD	387,166	NZD	686,010	03/18/26	(8,974)
	USD	3,844,217	PLN	13,943,494	03/18/26	(38,152)
	USD	5,780,976	SEK	53,187,215	03/10/26	(17,480)
	USD	3,938,750	SEK	36,741,603	03/18/26	(68,609)
	USD	4,521,486	SGD	5,823,383	01/09/26	(11,774)
	USD	2,824,282	SGD	3,626,372	03/18/26	(11,372)
	USD	369,019	TRY	17,313,766	03/18/26	(11,356)
	USD	372,516	TWD	11,791,374	01/20/26	(2,767)
	USD	3,230,824	ZAR	54,159,268	01/09/26	(37,803)
	USD	993,825	ZAR	16,934,786	01/13/26	(27,909)
	USD	1,181,579	ZAR	19,897,783	01/20/26	(18,274)
	USD	666,829	ZAR	11,196,061	01/28/26	(7,886)
	USD	3,825,729	ZAR	65,745,193	03/18/26	(122,339)

TOTAL						$(1,938,954)

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(2,000,000)	$(1,797,653)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(8,000,000)	(6,463,125)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	01/14/25	(6,000,000)	(5,302,968)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(13,000,000)	(12,687,696)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/15/25	(8,000,000)	(7,980,000)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/15/25	(3,000,000)	(3,117,070)

(PROCEEDS RECEIVED: $(37,347,090))					$(37,348,512)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	47	03/27/26	$5,788,625	$23,018
10 Year U.S. Treasury Notes	240	03/20/26	26,985,000	(24,990)
2 Year U.S. Treasury Notes	129	03/31/26	26,933,789	(11,871)
20 Year U.S. Treasury Bonds	214	03/20/26	24,737,063	(222,445)
30 Year German Euro-Buxl	47	03/06/26	6,082,412	(42,574)
3M Euribor	103	09/14/26	29,638,015	9,713
3M Euribor	102	06/15/26	29,356,261	6,248
5 Year U.S. Treasury Notes	204	03/31/26	22,298,156	(24,774)
Australian 3 Year Government Bonds	91	03/16/26	6,376,260	(4,504)
ICE 3M Sonia Bonds	104	03/17/26	33,735,966	13,609
ICE 3M Sonia Bonds	130	06/16/26	42,244,432	16,287
ICE 3M Sonia Bonds	135	03/16/27	43,978,402	2,494
Ultra Long U.S. Treasury Bonds	161	03/20/26	18,998,000	(289,100)

Total				$(548,889)

Short position contracts:
5 Year German Euro-Bund	(8)	03/06/26	(1,199,362)	(1,236)
Euro-Schatz	(1)	03/06/26	(125,500)	145
French 10 Year Government Bonds	(105)	03/06/26	(14,880,323)	67,691
Ultra 10-Year U.S. Treasury Notes	(254)	03/20/26	(29,213,969)	187,727

Total				$254,327

TOTAL FUTURES CONTRACTS				$(294,562)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	23,770		$(20,743)	$(17,351)	$(3,392)
13.750%(a)	1M BID Average(a)	01/04/27		32,400		28,274	11,623	16,651
3.062(b)	12M SOFR(b)	08/31/27		$25,020	(c)	27,610	2,186	25,424
1.250(b)	12M JYOR(b)	12/15/27	JPY	3,426,770	(c)	27,933	2,571	25,362
3.136(a)	12M SOFR(a)	12/15/27		$30,270	(c)	55,978	11,123	44,855
Mexico Interbank TIIE 28 Days(d)	7.250(d)	03/15/28	MXN	32,000	(c)	(651)	8,690	(9,341)
12M THOR(e)	1.000(e)	03/18/28	THB	51,390	(c)	(1,596)	(125)	(1,471)
3M CNRR(e)	1.500(e)	03/18/28	CNY	9,100	(c)	349	(1,249)	1,598
12M EURO(a)	1.750(a)	03/18/28	EUR	18,570	(c)	(128,466)	(140,868)	12,402
2.500(f)	12M CDOR(f)	03/18/28	CAD	2,210	(c)	1,286	2,300	(1,014)
0.000(a)	12M CHFOR(a)	03/18/28	CHF	24,570	(c)	45,859	40,445	5,414
4.500(f)	12M CLICP(f)	03/18/28	CLP	812,620	(c)	(802)	(1,351)	549
8.500(e)	12M CPIBR(e)	03/18/28	COP	4,258,110	(c)	51,439	(5,900)	57,339
1.000(a)	12M JYOR(a)	03/18/28	JPY	7,794,000	(c)	237,452	150,783	86,669
3.500(a)	12M SOFR(a)	03/18/28		$49,190	(c)	(219,088)	(215,105)	(3,983)
12M CDOR(f)	2.750(f)	03/18/28	CAD	530	(c)	1,563	1,405	158
12M SOFR(a)	3.500(a)	03/18/28		$830	(c)	3,697	3,688	9
6M PRIBOR(f)	3.750(a)	03/18/28	CZK	50,750	(c)	7,929	5,575	2,354
6M WIBOR(f)	3.750(a)	03/18/28	PLN	6,990	(c)	9,930	3,653	6,277

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M GBP(a)	3.750%(a)	03/18/28	GBP	39,860	(c)	$289,686	$187,601	$102,085
3.500%(e)	3M AUDOR(e)	03/18/28	AUD	5,870	(c)	43,779	44,814	(1,035)
2.250(e)	3M KWCDC(e)	03/18/28	KRW	583,830	(c)	5,570	539	5,031
6M NIBOR(f)	4.000(a)	03/18/28	NOK	674,190	(c)	(128,825)	(162,642)	33,817
12M GBP(a)	4.000(a)	03/18/28	GBP	2,480	(c)	33,846	29,588	4,258
6M BUBOR(f)	6.000(a)	03/18/28	HUF	368,260	(c)	4,360	358	4,002
3M JIBAR(e)	6.750(e)	03/18/28	ZAR	48,450	(c)	24,403	13,829	10,574
2.000(a)	6M EURO(f)	03/18/28	EUR	2,210	(c)	15,535	18,218	(2,683)
2.250(a)	6M EURO(f)	03/18/28		3,220	(c)	4,307	6,016	(1,709)
5.500(f)	6M MIBOR(f)	03/18/28	INR	146,530	(c)	3,048	(833)	3,881
12M SOFR(b)	3.368(b)	06/23/28		$63,470	(c)	56,197	22,715	33,482
12M EURO(b)	2.000(b)	09/10/28	EUR	86,624	(c)	(271,847)	(75,443)	(196,404)
2.500(b)	6M EURO(f)	09/10/28		86,624	(c)	42,440	(188,024)	230,464
12M SOFR(b)	3.201(b)	10/07/28		$21,150	(c)	(27,747)	5,095	(32,842)
12M GBP(b)	3.500(b)	10/27/28	GBP	38,730	(c)	(39,186)	(36,602)	(2,584)
1M BID Average(a)	13.250(a)	01/02/29	BRL	8,100		(6,394)	(20,064)	13,670
6M EURO(f)	2.400(a)	08/11/29	EUR	17,310	(c)	(88,456)	(40,233)	(48,223)
13.250(b)	1M BID Average(b)	01/02/30	BRL	3,710		3,743	3,934	(191)
3.600(a)	12M SOFR(a)	06/23/30		$66,900	(c)	(37,806)	(129,471)	91,665
3.528(a)	12M SOFR(a)	07/15/30		4,520	(c)	(6,176)	(14,488)	8,312
3.500(a)	12M GBP(a)	10/27/30	GBP	36,070	(c)	275,081	234,595	40,486
12M SOFR(a)	3.265(a)	01/30/31		$10,400	(c)	(92,843)	(60,508)	(32,335)
Mexico Interbank TIIE 28 Days(d)	7.500(d)	03/12/31	MXN	14,750	(c)	(9,514)	6,556	(16,070)
1.000(a)	12M JYOR(a)	03/18/31	JPY	1,815,000	(c)	308,513	254,152	54,361
1.250(e)	12M THOR(e)	03/18/31	THB	14,870	(c)	(220)	(1,401)	1,181
6M EURO(f)	2.250(a)	03/18/31	EUR	11,340	(c)	(225,415)	(231,776)	6,361
3M NZDOR(e)	3.500(f)	03/18/31	NZD	13,650	(c)	(48,935)	(79,948)	31,013
6M AUDOR(f)	3.750(f)	03/18/31	AUD	10,740	(c)	(242,013)	(236,302)	(5,711)
12M GBP(a)	3.750(a)	03/18/31	GBP	5,900	(c)	31,050	19,542	11,508
2.250(a)	6M EURO(f)	03/18/31	EUR	790	(c)	15,703	16,257	(554)
3M JIBAR(e)	7.250(e)	03/18/31	ZAR	6,850	(c)	10,409	265	10,144
12M CPIBR(e)	8.750(e)	03/18/31	COP	781,540	(c)	(16,261)	1,389	(17,650)
12M SOFR(a)	3.379(a)	08/31/31		$35,540	(c)	(188,191)	81,563	(269,754)
12M SOFR(a)	3.845(a)	05/21/32		5,420	(c)	54,276	16,036	38,240
3.577(a)	12M SOFR(a)	10/10/32		14,530	(c)	100,171	(2,794)	102,965
1.295(a)	12M JYOR(a)	08/02/34	JPY	1,445,120	(c)	322,009	(189,866)	511,875
12M EURO(a)	2.500(a)	02/15/35	EUR	12,980	(c)	(175,113)	(121,095)	(54,018)
12M SOFR(a)	4.098(a)	06/24/35		$16,400	(c)	(14,953)	(18,441)	3,488
12M GBP(a)	4.500(a)	10/28/35	GBP	7,150	(c)	41,221	55,623	(14,402)
4.000(a)	12M SOFR(a)	11/27/35		$10,710	(c)	75,207	(16,050)	91,257
6M AUDOR(f)	5.000(f)	11/27/35	AUD	17,790	(c)	(61,228)	2,658	(63,886)
Mexico Interbank TIIE 28 Days(d)	8.000(d)	03/05/36	MXN	7,110	(c)	(6,345)	501	(6,846)
0.500(a)	12M CHFOR(a)	03/18/36	CHF	660	(c)	15,519	11,116	4,403
9.250(e)	12M CPIBR(e)	03/18/36	COP	1,680,360	(c)	44,552	4,127	40,425
4.250(a)	12M GBP(a)	03/18/36	GBP	1,670	(c)	(43,027)	(36,792)	(6,235)
1.250(a)	12M JYOR(a)	03/18/36	JPY	2,280,000	(c)	887,685	790,406	97,279
4.000(a)	12M SOFR(a)	03/18/36		$4,540	(c)	(72,348)	(82,384)	10,036
12M CDOR(f)	3.000(f)	03/18/36	CAD	1,570	(c)	(19,566)	(26,347)	6,781
3M STIBOR(e)	3.000(a)	03/18/36	SEK	15,200	(c)	4,222	(8,879)	13,101
8.500(e)	3M JIBAR(e)	03/18/36	ZAR	12,090	(c)	(53,978)	(37,843)	(16,135)
3M NZDOR(e)	4.000(f)	03/18/36	NZD	5,920	(c)	(39,654)	(62,713)	23,059
6M WIBOR(f)	4.500(a)	03/18/36	PLN	1,210	(c)	8,366	(2,452)	10,818
12M CLICP(f)	5.250(f)	03/18/36	CLP	88,750	(c)	398	472	(74)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M BUBOR(f)	6.500%(a)	03/18/36	HUF	8,410	(c)	$(19)	$(50)	$31
4.250%(f)	6M AUDOR(f)	03/18/36	AUD	2,130	(c)	63,017	62,513	504
2.500(a)	6M EURO(f)	03/18/36	EUR	6,340	(c)	296,055	295,838	217
4.000(a)	6M NIBOR(f)	03/18/36	NOK	23,940	(c)	28,835	36,845	(8,010)
4.000(a)	6M PRIBOR(f)	03/18/36	CZK	2,680	(c)	1,449	436	1,013
3.805(a)	12M SOFR(a)	08/31/36		$19,540	(c)	78,119	(152,117)	230,236
4.250(a)	12M GBP(a)	01/31/39	GBP	4,980	(c)	(46,514)	(12,955)	(33,559)
12M SOFR(a)	4.574(a)	07/16/40		$25,600	(c)	(114,772)	(36,456)	(78,316)
12M SOFR(a)	4.438(a)	10/09/40		9,780	(c)	(88,187)	(1,648)	(86,539)
12M JYOR(a)	2.160(a)	08/02/44	JPY	2,141,782	(c)	(657,929)	(704,095)	46,166
6M EURO(f)	2.750(a)	03/18/46	EUR	1,430	(c)	(126,731)	(123,714)	(3,017)
4.213(a)	12M SOFR(a)	05/21/55		$3,680	(c)	104,139	13,812	90,327
3.848(a)	12M SOFR(a)	07/17/55		20,720	(c)	249,844	34,990	214,854
2.800(a)	6M EURO(f)	08/13/55	EUR	7,000	(c)	392,549	101,728	290,821
6M EURO(f)	2.900(a)	08/15/55		4,060	(c)	(88,426)	672	(89,098)
3.828(a)	12M SOFR(a)	01/30/56		$2,960	(c)	169,819	77,633	92,186
12M JYOR(a)	2.250(a)	03/18/56	JPY	210,000	(c)	(167,932)	(162,747)	(5,185)
2.500(a)	6M EURO(f)	03/18/56	EUR	1,810	(c)	314,949	309,487	5,462
12M EURO(a)	2.530(a)	03/19/56		6,690	(c)	(839,185)	(322,333)	(516,852)
2.610(a)	6M EURO(f)	03/19/56		6,690	(c)	995,884	353,833	642,051
3.100(a)	6M EURO(f)	08/15/56		5,270	(c)	192,022	93,252	98,770
2.600(a)	6M EURO(f)	08/16/75		2,830	(c)	33,311	(15,388)	48,699
3.000(a)	6M EURO(f)	03/18/76		800	(c)	33,448	33,611	(163)

TOTAL						$1,756,953	$(310,186)	$2,067,139

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(d)	Payments made at monthly.
(e)	Payments made quarterly. (f) Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.692%	MS & Co. Int. PLC	12/15/56	$1,800	$(20,629)	$(22,616)	$1,987

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 43	1.000%	0.400%	12/20/29	$23,000	$519,658	$375,357	$144,301
CDX.NA.IG Index 45	1.000	0.499	12/20/30	4,415	101,364	95,422	5,942

TOTAL					$621,022	$470,779	$150,243

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	7,640,000	$7,640,000	$4,265	$34,474	$(30,209)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	7,640,000	7,640,000	21	5,237	(5,216)
6M IRS	Barclays Bank PLC	3.400	05/14/2026	4,340,000	4,340,000	12,026	13,681	(1,655)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	2,370,000	2,370,000	535	29,991	(29,456)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	2,390,000	2,390,000	2,882	35,923	(33,041)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	6,830,000	6,830,000	17,614	46,353	(28,739)
9M IRS	BNP Paribas SA	2.450	03/24/2026	1,280,000	1,280,000	535	20,254	(19,719)
9M IRS	BNP Paribas SA	2.250	04/29/2026	1,770,000	1,770,000	1,624	11,950	(10,326)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	3,620,000	3,620,000	2,992	11,089	(8,097)

				37,880,000	$37,880,000	$42,494	$208,952	$(166,458)

Puts
4Y IRS	Citibank NA	2.180	12/03/2029	1,183,230,000	1,183,230,000	136,921	111,622	25,299
3M IRS	JPMorgan Securities, Inc.	3.302	01/28/2026	5,760,000	5,760,000	6,917	7,776	(859)

				1,188,990,000	$1,188,990,000	$143,838	$119,398	$24,440

Total purchased option contracts				1,226,870,000	$1,226,870,000	$186,332	$328,350	$(142,018)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.917	01/15/2026	(2,270,000)	(2,270,000)	(8,806)	(14,738)	5,932
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(2,320,000)	(2,320,000)	(19,995)	(14,522)	(5,473)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(15,280,000)	(15,280,000)	(420)	(28,801)	28,381
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(1,010,000)	(1,010,000)	(11,879)	(13,670)	1,791
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(710,000)	(710,000)	(810)	(36,275)	35,465
6M IRS	BNP Paribas SA	2.690	03/08/2027	(640,000)	(640,000)	(10,065)	(28,716)	18,651
9M IRS	BNP Paribas SA	2.498	03/24/2026	(540,000)	(540,000)	(284)	(20,351)	20,067
9M IRS	BNP Paribas SA	2.586	04/29/2026	(410,000)	(410,000)	(721)	(11,953)	11,232
9M IRS	BNP Paribas SA	2.400	05/11/2026	(723,810)	(723,810)	(346)	(9,494)	9,148
1M IRS	BofA Securities LLC	2.753	01/02/2026	(2,360,000)	(2,360,000)	—	(12,802)	12,802

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	BofA Securities LLC	2.815%	01/09/2026	(2,350,000)	$(2,350,000)	$(973)	$(13,751)	$12,778
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(360,000)	(360,000)	(1,939)	(11,213)	9,274
1M IRS	Citibank NA	3.686	01/02/2026	(2,420,000)	(2,420,000)	(5)	(16,849)	16,844
1M IRS	Deutsche Bank AG (London)	3.764	01/08/2026	(2,420,000)	(2,420,000)	(3,828)	(16,831)	13,003
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(2,370,000)	(2,370,000)	(8,374)	(16,483)	8,109
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(2,410,000)	(2,410,000)	(10,491)	(14,068)	3,577

				(38,593,810)	$(38,593,810)	$(78,936)	$(280,517)	$201,581

Puts
1M IRS	Barclays Bank PLC	2.917	01/15/2026	(2,270,000)	(2,270,000)	(12,536)	(14,738)	2,202
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(2,320,000)	(2,320,000)	(8,272)	(14,522)	6,250
1M IRS	BofA Securities LLC	2.753	01/02/2026	(2,360,000)	(2,360,000)	(42,384)	(12,802)	(29,582)
1M IRS	BofA Securities LLC	2.815	01/09/2026	(2,350,000)	(2,350,000)	(28,857)	(13,751)	(15,106)
1M IRS	Citibank NA	3.686	01/02/2026	(2,420,000)	(2,420,000)	(21,998)	(16,849)	(5,149)
4Y IRS	Citibank NA	3.336	12/03/2029	(361,840,000)	(361,840,000)	(125,993)	(111,621)	(14,372)
1M IRS	Deutsche Bank AG (London)	3.764	01/08/2026	(2,420,000)	(2,420,000)	(10,276)	(16,831)	6,555
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(2,370,000)	(2,370,000)	(10,811)	(16,483)	5,672
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(2,410,000)	(2,410,000)	(12,594)	(14,068)	1,474

				(380,760,000)	$(380,760,000)	$(273,721)	$(231,665)	$(42,056)

Total written option contracts				(419,353,810)	$(419,353,810)	$(352,657)	$(512,182)	$159,525

TOTAL				807,516,190	$807,516,190	$(166,325)	$(183,832)	$17,507

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put HUF	Barclays Bank PLC	$339.000	02/02/2026	6,310,000	$6,310,000	$17,132	$36,661	$(19,529)
Call USD/Put ZAR	Barclays Bank PLC	17.175	01/15/2026	6,323,000	6,323,000	4,780	54,314	(49,534)
Call USD/Put CNH	BNP Paribas SA	7.020	01/29/2026	6,201,000	6,201,000	6,585	15,762	(9,177)
Call USD/Put HUF	BNP Paribas SA	337.500	02/06/2026	6,162,000	6,162,000	24,537	42,456	(17,919)
Call USD/Put MXN	BNP Paribas SA	18.235	02/09/2026	3,067,000	3,067,000	18,546	28,008	(9,462)
Call USD/Put MXN	BNP Paribas SA	18.350	02/12/2026	3,069,000	3,069,000	16,336	30,405	(14,069)
Call USD/Put ZAR	BNP Paribas SA	17.440	01/09/2026	3,170,000	3,170,000	368	36,295	(35,927)
Call USD/Put ZAR	BNP Paribas SA	16.975	01/26/2026	6,133,000	6,133,000	15,283	50,266	(34,983)
Call USD/Put ZAR	BofA Securities LLC	16.785	01/26/2026	6,158,000	6,158,000	27,194	64,684	(37,490)
Call USD/Put JPY	Citibank NA	156.700	01/06/2026	6,299,000	6,299,000	16,472	57,957	(41,485)
Call USD/Put COP	Deutsche Bank AG (London)	3,975.000	01/27/2026	3,098,000	3,098,000	13,585	35,639	(22,054)
Call USD/Put CNH	HSBC Bank PLC	7.110	01/29/2026	9,444,000	9,444,000	1,313	26,160	(24,847)
Call USD/Put COP	JPMorgan Securities, Inc.	3,910.000	01/15/2026	3,071,000	3,071,000	10,245	37,589	(27,344)
Call USD/Put MXN	JPMorgan Securities, Inc.	18.555	02/09/2026	3,071,000	3,071,000	8,829	30,710	(21,881)
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.440	01/09/2026	3,170,000	3,170,000	368	34,299	(33,931)
Call USD/Put COP	MS & Co. Int. PLC	3,891.000	01/06/2026	3,147,000	3,147,000	1,743	38,655	(36,912)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put COP	MS & Co. Int. PLC	$3,800.000	01/15/2026	3,162,000	$3,162,000	$38,421	$44,834	$(6,413)
Call USD/Put ZAR	MS & Co. Int. PLC	17.850	01/09/2026	3,170,000	3,170,000	63	32,964	(32,901)
Call USD/Put CNH	Standard Chartered
	Bank	7.060	01/29/2026	9,511,000	9,511,000	4,090	31,348	(27,258)

				93,736,000	$93,736,000	$225,890	$729,006	$(503,116)

Puts
Put NZD/Call USD	Barclays Bank PLC	0.574	01/22/2026	21,945,000	21,945,000	74,381	102,376	(27,995)
Put EUR/Call USD	BNP Paribas SA	1.162	01/12/2026	8,188,000	8,188,000	4,503	49,664	(45,161)
Put EUR/Call USD	BNP Paribas SA	1.150	01/22/2026	8,178,000	8,178,000	3,210	63,908	(60,698)
Put NZD/Call USD	BNP Paribas SA	0.565	01/22/2026	22,615,000	22,615,000	24,101	126,978	(102,877)
Put USD/Call JPY	BNP Paribas SA	152.950	01/14/2026	3,073,000	3,073,000	2,753	17,409	(14,656)
Put EUR/Call USD	BofA Securities LLC	1.170	01/30/2026	7,910,000	7,910,000	33,484	52,823	(19,339)
Put EUR/Call USD	BofA Securities LLC	1.175	02/10/2026	7,908,000	7,908,000	57,852	49,640	8,212
Put USD/Call BRL	BofA Securities LLC	5.550	01/13/2026	3,079,000	3,079,000	41,536	42,641	(1,105)
Put USD/Call CAD	BofA Securities LLC	1.380	02/09/2026	6,142,000	6,142,000	63,521	46,065	17,456
Put USD/Call JPY	BofA Securities LLC	152.250	01/16/2026	6,133,000	6,133,000	5,238	29,579	(24,341)
Put GBP/Call USD	Citibank NA	1.335	01/28/2026	4,743,000	4,743,000	18,061	58,257	(40,196)
Put NZD/Call USD	Citibank NA	0.555	01/22/2026	22,423,000	22,423,000	5,874	127,296	(121,422)
Put USD/Call JPY	Citibank NA	150.100	01/14/2026	9,218,000	9,218,000	1,650	12,434	(10,784)
Put USD/Call JPY	Citibank NA	151.850	01/16/2026	6,142,000	6,142,000	4,299	24,810	(20,511)
Put USD/Call JPY	Citibank NA	146.750	02/03/2026	9,469,000	9,469,000	3,863	20,032	(16,169)
Put EUR/Call USD	Deutsche Bank AG (London)	1.164	01/22/2026	8,158,000	8,158,000	14,103	54,647	(40,544)
Put EUR/Call USD	Deutsche Bank AG (London)	1.158	01/30/2026	8,188,000	8,188,000	11,422	56,855	(45,433)
Put GBP/Call USD	HSBC Bank PLC	1.335	02/05/2026	4,730,000	4,730,000	24,368	62,069	(37,701)
Put USD/Call JPY	JPMorgan Securities, Inc.	150.800	02/03/2026	3,156,000	3,156,000	5,255	11,788	(6,533)
Put EUR/Call USD	MS & Co. Int. PLC	1.144	01/09/2026	8,238,000	8,238,000	155	56,383	(56,228)
Put AUD/Call USD	Standard Chartered Bank	0.644	01/28/2026	4,918,000	4,918,000	2,898	30,615	(27,717)
Put NZD/Call USD	Standard Chartered Bank	0.580	02/03/2026	16,054,000	16,054,000	121,131	68,955	52,176
Put AUD/Call USD	UBS AG (London)	0.660	01/28/2026	9,556,000	9,556,000	28,104	56,087	(27,983)
Put EUR/Call CHF	UBS AG (London)	0.924	02/25/2026	5,481,000	5,481,000	26,731	37,652	(10,921)

				215,645,000	$215,645,000	$578,493	$1,258,963	$(680,470)

Total purchased option contracts				309,381,000	$309,381,000	$804,383	$1,987,969	$(1,183,586)

Written option contracts
Calls
Call EUR/Put SEK	Barclays Bank PLC	10.960	01/07/2026	(1,355,000)	(1,355,000)	(182)	(8,133)	7,951
Call USD/Put HUF	Barclays Bank PLC	329.900	02/02/2026	(3,155,000)	(3,155,000)	(27,143)	(44,047)	16,904
Call USD/Put ZAR	Barclays Bank PLC	17.440	01/09/2026	(6,340,000)	(6,340,000)	(735)	(26,057)	25,322
Call AUD/Put NZD	BNP Paribas SA	1.144	01/05/2026	(2,403,000)	(2,403,000)	(20,974)	(7,686)	(13,288)
Call AUD/Put NZD	BNP Paribas SA	1.146	01/08/2026	(2,329,000)	(2,329,000)	(17,577)	(5,045)	(12,532)
Call USD/Put CNH	BNP Paribas SA	7.055	01/08/2026	(1,531,000)	(1,531,000)	(63)	(3,896)	3,833
Call USD/Put CNH	BNP Paribas SA	7.060	01/29/2026	(9,511,000)	(9,511,000)	(4,090)	(8,980)	4,890
Call USD/Put HUF	BNP Paribas SA	330.150	02/06/2026	(3,081,000)	(3,081,000)	(28,866)	(43,812)	14,946
Call USD/Put MXN	BNP Paribas SA	18.555	02/09/2026	(3,071,000)	(3,071,000)	(8,830)	(16,114)	7,284
Call USD/Put ZAR	BNP Paribas SA	17.850	01/09/2026	(3,170,000)	(3,170,000)	(64)	(19,147)	19,083

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put ZAR	BNP Paribas SA	$17.175	01/15/2026	(6,323,000)	$(6,323,000)	$(4,780)	$(25,102)	$20,322
Call EUR/Put PLN	BofA Securities LLC	4.233	01/08/2026	(1,323,000)	(1,323,000)	(1,382)	(6,398)	5,016
Call USD/Put BRL	BofA Securities LLC	5.656	01/13/2026	(3,069,000)	(3,069,000)	(7,912)	(19,461)	11,549
Call USD/Put ZAR	BofA Securities LLC	16.975	01/26/2026	(12,315,000)	(12,315,000)	(30,689)	(81,599)	50,910
Call AUD/Put NZD	Citibank NA	1.145	01/20/2026	(2,343,000)	(2,343,000)	(19,801)	(7,319)	(12,482)
Call USD/Put COP	Deutsche Bank AG (London)	3,910.000	01/15/2026	(3,071,000)	(3,071,000)	(10,245)	(44,668)	34,423
Call USD/Put SGD	Deutsche Bank AG (London)	1.292	01/13/2026	(1,535,000)	(1,535,000)	(689)	(6,160)	5,471
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.146	01/14/2026	(2,302,000)	(2,302,000)	(17,552)	(7,549)	(10,003)
Call USD/Put CAD	JPMorgan Securities, Inc.	1.379	01/02/2026	(1,551,000)	(1,551,000)	(164)	(3,885)	3,721
Call USD/Put COP	JPMorgan Securities, Inc.	3,800.000	01/15/2026	(3,162,000)	(3,162,000)	(38,421)	(82,607)	44,186
Call USD/Put JPY	JPMorgan Securities, Inc.	156.700	01/06/2026	(6,299,000)	(6,299,000)	(16,472)	(92,847)	76,375
Call USD/Put SGD	JPMorgan Securities, Inc.	1.292	01/02/2026	(1,551,000)	(1,551,000)	(3)	(2,947)	2,944
Call USD/Put COP	MS & Co. Int. PLC	3,891.000	01/06/2026	(3,147,000)	(3,147,000)	(1,743)	(15,974)	14,231
Call USD/Put CAD	Royal Bank of Canada	1.375	01/06/2026	(1,535,000)	(1,535,000)	(1,710)	(5,513)	3,803
Call USD/Put CAD	Royal Bank of Canada	1.377	01/16/2026	(1,540,000)	(1,540,000)	(3,551)	(7,271)	3,720
Call USD/Put CNH	Standard Chartered Bank	7.110	01/29/2026	(9,444,000)	(9,444,000)	(1,313)	(11,201)	9,888

				(96,456,000)	$(96,456,000)	$(264,951)	$(603,418)	$338,467

Puts
Put EUR/Call SEK	Barclays Bank PLC	10.960	01/07/2026	(1,355,000)	(1,355,000)	(20,628)	(8,133)	(12,495)
Put NZD/Call USD	Barclays Bank PLC	0.565	01/22/2026	(22,615,000)	(22,615,000)	(24,101)	(50,338)	26,237
Put AUD/Call NZD	BNP Paribas SA	1.144	01/05/2026	(2,403,000)	(2,403,000)	(2)	(7,686)	7,684
Put AUD/Call NZD	BNP Paribas SA	1.146	01/08/2026	(2,329,000)	(2,329,000)	(199)	(5,046)	4,847
Put EUR/Call USD	BNP Paribas SA	1.164	01/22/2026	(5,384,114)	(5,384,114)	(9,308)	(14,809)	5,501
Put NZD/Call USD	BNP Paribas SA	0.555	01/22/2026	(22,423,000)	(22,423,000)	(5,874)	(60,434)	54,560
Put USD/Call CNH	BNP Paribas SA	7.055	01/08/2026	(1,531,000)	(1,531,000)	(18,156)	(3,896)	(14,260)
Put USD/Call JPY	BNP Paribas SA	150.100	01/14/2026	(9,218,000)	(9,218,000)	(1,650)	(17,481)	15,831
Put EUR/Call PLN	BofA Securities LLC	4.233	01/08/2026	(1,323,000)	(1,323,000)	(6,098)	(6,398)	300
Put EUR/Call USD	BofA Securities LLC	1.162	01/12/2026	(8,188,000)	(8,188,000)	(4,503)	(38,861)	34,358
Put EUR/Call USD	BofA Securities LLC	1.164	01/22/2026	(2,773,886)	(2,773,886)	(4,795)	(9,842)	5,047
Put EUR/Call USD	BofA Securities LLC	1.158	01/30/2026	(8,188,000)	(8,188,000)	(11,422)	(24,033)	12,611
Put USD/Call CAD	BofA Securities LLC	1.363	02/09/2026	(9,214,000)	(9,214,000)	(34,479)	(27,642)	(6,837)
Put USD/Call JPY	BofA Securities LLC	154.350	01/16/2026	(3,067,000)	(3,067,000)	(7,548)	(30,189)	22,641
Put AUD/Call NZD	Citibank NA	1.145	01/20/2026	(2,343,000)	(2,343,000)	(783)	(7,319)	6,536
Put EUR/Call USD	Citibank NA	1.170	01/02/2026	(2,645,000)	(2,645,000)	(585)	(5,767)	5,182
Put GBP/Call USD	Citibank NA	1.314	01/28/2026	(5,929,000)	(5,929,000)	(5,299)	(29,477)	24,178
Put USD/Call JPY	Citibank NA	152.950	01/14/2026	(3,073,000)	(3,073,000)	(2,753)	(12,413)	9,660
Put USD/Call JPY	Citibank NA	153.950	01/16/2026	(3,071,000)	(3,071,000)	(6,179)	(26,148)	19,969
Put USD/Call JPY	Citibank NA	150.800	02/03/2026	(3,156,000)	(3,156,000)	(5,255)	(18,449)	13,194
Put EUR/Call USD	Deutsche Bank AG (London)	1.144	01/09/2026	(8,238,000)	(8,238,000)	(155)	(16,316)	16,161
Put EUR/Call USD	Deutsche Bank AG (London)	1.150	01/22/2026	(8,178,000)	(8,178,000)	(3,210)	(22,544)	19,334

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put USD/Call SGD	Deutsche Bank AG (London)	$1.292	01/13/2026	(1,535,000)	$(1,535,000)	$(9,009)	$(6,160)	$(2,849)
Put GBP/Call USD	HSBC Bank PLC	1.312	02/05/2026	(5,913,000)	(5,913,000)	(8,090)	(31,620)	23,530
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.146	01/14/2026	(2,302,000)	(2,302,000)	(561)	(7,562)	7,001
Put USD/Call CAD	JPMorgan Securities, Inc.	1.379	01/02/2026	(1,551,000)	(1,551,000)	(7,556)	(3,885)	(3,671)
Put USD/Call JPY	JPMorgan Securities, Inc.	146.750	02/03/2026	(9,469,000)	(9,469,000)	(3,863)	(9,516)	5,653
Put USD/Call SGD	JPMorgan Securities, Inc.	1.292	01/02/2026	(1,551,000)	(1,551,000)	(8,068)	(2,947)	(5,121)
Put USD/Call CAD	Royal Bank of Canada	1.375	01/06/2026	(1,535,000)	(1,535,000)	(4,694)	(5,513)	819
Put USD/Call CAD	Royal Bank of Canada	1.377	01/16/2026	(1,540,000)	(1,540,000)	(9,125)	(7,272)	(1,853)
Put NZD/Call USD	Standard Chartered Bank	0.574	01/22/2026	(16,458,724)	(16,458,724)	(55,786)	(26,822)	(28,964)
Put AUD/Call USD	UBS AG (London)	0.644	01/28/2026	(4,918,000)	(4,918,000)	(2,898)	(19,917)	17,019
Put NZD/Call USD	UBS AG (London)	0.574	01/22/2026	(5,486,276)	(5,486,276)	(18,595)	(21,630)	3,035

				(188,904,000)	$(188,904,000)	$(301,227)	$(586,065)	$284,838

Total written option contracts				(285,360,000)	$(285,360,000)	$(566,178)	$(1,189,483)	$623,305

TOTAL				24,021,000	$24,021,000	$238,205	$798,486	$(560,281)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
4Y IRS	— 4 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 44.4%
Collateralized Mortgage Obligations – 3.3%
Regular Floater(a) – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$3,054,070	4.874%		02/25/55	$ 3,054,471
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
5,351,764	4.874		03/25/55	5,340,210

				8,394,681

Sequential Fixed Rate – 1.2%
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
53,726	6.500		02/15/36	56,265
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
129,528	5.000		02/15/34	131,029
Federal National Mortgage Association REMICS Series 2011-99, Class DB
241,552	5.000		10/25/41	243,797
Federal National Mortgage Association REMICS Series 2012-111, Class B
44,230	7.000		10/25/42	47,536
Federal National Mortgage Association REMICS Series 2012-153, Class B
162,418	7.000		07/25/42	176,419
Federal National Mortgage Association REMICS Series 2011-52, Class GB
268,106	5.000		06/25/41	270,521
Government National Mortgage Association REMICS Series 2021- 135, Class A
11,825,727	2.000	(b)	08/20/51	9,906,982
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
2,927,694	5.853	(b)(c)(d)	11/25/64	2,963,732
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
6,725,000	4.879	(b)(c)(d)	05/25/65	6,727,763
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
5,761,476	5.562	(b)(c)(d)	03/25/70	5,828,500
OBX Trust Series 2025-NQM13, Class A1A
3,214,702	5.441	(b)(c)(d)	05/25/65	3,244,603

				29,597,147

Sequential Floating Rate(a)(b) –1.8%
Angel Oak Mortgage Trust Series 2021-4, Class A1
8,840,845	1.035	(c)	01/20/65	7,527,173
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(c)	02/25/55	433,903
COLT Mortgage Loan Trust Series 2021-5, Class A1
4,066,525	1.726	(c)	11/26/66	3,709,817
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(c)	02/25/50	1,427,259
Deephaven Residential Mortgage Trust Series 2021-3, Class A2
1,430,338	1.400	(c)	08/25/66	1,273,559
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
166,408	5.524	(c)	01/25/34	166,974
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
2,913,125	4.974	(c)	05/25/45	2,922,582

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
$485,144	5.424	%(c)	10/25/41	$ 486,919
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
884,000	5.524	(c)	12/25/41	888,577
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	5.674	(c)	01/25/44	1,306,560
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
469,394	4.874	(c)	07/25/44	469,442
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
3,450,000	5.374	(c)	01/25/45	3,454,628
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
20,404	4.326		01/19/36	23,191
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
10,358	4.566		10/25/34	10,194
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
2,773,723	2.520	(c)	05/25/52	2,391,628
JP Morgan Mortgage Trust Series 2024-1, Class A4
1,547,135	6.000	(c)	06/25/54	1,556,973
Mill City Mortgage Loan Trust Series 2017-2, Class A3
152,167	3.250	(c)	07/25/59	149,635
PRKCM Trust Series 2021-AFC2, Class A1
3,940,863	2.071	(c)	11/25/56	3,529,073
PRKCM Trust Series 2021-AFC2, Class A2
4,132,000	2.693	(c)	11/25/56	3,129,376
Starwood Mortgage Residential Trust Series 2021-6, Class A1
2,059,999	1.920	(c)	11/25/66	1,842,356
Verus Securitization Trust Series 2022-1, Class A3
2,793,074	3.288	(c)	01/25/67	2,610,394
Verus Securitization Trust Series 2025-1, Class A1
5,163,604	5.620	(c)	01/25/70	5,218,448
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
6,511	5.494		02/25/33	6,285
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
70,963	3.500	(c)	07/25/49	64,407

				44,599,353

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				82,591,181

Commercial Mortgage-Backed Securities – 5.4%
Sequential Fixed Rate – 1.4%
Bank Series 2019-BN21, Class A5
$950,000	2.851	%(b)	10/17/52	$ 899,524

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Bank5 Series 2024-5YR11, Class A3
$3,100,000	5.893	%(b)	11/15/57	$ 3,259,103
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(b)	12/15/56	3,224,113
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(c)	10/13/27	2,407,667
COMM Mortgage Trust Series 2024-277P, Class A
5,425,000	6.338	(c)	08/10/44	5,709,870
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(c)	05/10/41	4,178,815
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)(b)	10/25/33	3,570,656
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
4,000,000	3.598	(b)(c)	06/05/39	3,736,661
ROCK Trust Series 2024-CNTR, Class A
6,850,000	5.388	(c)	11/13/41	7,039,653

			34,026,062

Sequential Floating Rate – 4.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778	(a)	11/15/54	2,175,191
Bank5 Series 2024-5YR9, Class AS
4,484,000	6.182	(a)(b)	08/15/57	4,691,564
Bank5 Trust Series 2025-5YR13, Class AS
3,372,000	6.096	(a)(b)	01/15/58	3,531,741
BBCMS Mortgage Trust Series 2025-5C36, Class AS
4,500,000	5.835	(a)(b)	08/15/58	4,672,547
BFLD Commercial Mortgage Trust Series 2025-660F, Class B (1 mo. USD Term SOFR + 1.800%)
7,200,000	5.550	(a)(c)	11/15/42	7,216,829
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
4,825,000	5.369	(a)(c)	06/15/44	4,956,599
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
2,305,072	5.142	(a)(c)	03/15/41	2,303,851
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,886,434	5.441	(a)(c)	08/15/41	1,888,273
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
4,725,000	5.392	(a)(c)	02/15/41	4,707,084
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	5.840	(a)(c)	03/15/41	1,449,997
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	6.789	(a)(c)	03/15/41	499,836
BX Trust Series 2025-ARIA, Class A
5,350,000	5.031	(a)(c)	12/13/42	5,383,211
Durst Commercial Mortgage Trust Series 2025-151, Class A
5,250,000	5.145	(a)(c)	08/10/42	5,355,272
Durst Commercial Mortgage Trust Series 2025-151, Class B
6,350,000	5.582	(a)(c)	08/10/42	6,470,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)(b)	11/25/32	3,487,514

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
$1,958,815	4.689	%(a)(b)	02/25/33	$ 1,960,644
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)(b)	10/25/28	1,387,410
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
2,280,000	5.467	(a)(c)	01/13/40	2,361,081
IRV Trust Series 2025-200P, Class A
3,600,000	5.295	(a)(b)(c)	03/14/47	3,670,449
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,975,000	5.797	(a)(c)	10/05/39	2,011,064
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
5,150,000	5.640	(a)(c)	08/15/41	5,154,970
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,950,000	5.928	(a)(c)	02/10/47	2,028,262
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,300,000	5.442	(a)(c)	02/15/42	2,292,826
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
4,600,000	5.493	(a)(c)	10/15/40	4,610,008
NYC Trust Series 2025-77C, Class A
7,400,000	4.790	(a)(c)	01/10/38	7,427,984
ROCK Trust Series 2024-CNTR, Class B
2,250,000	5.930	(c)	11/13/41	2,325,539
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	5.308	(a)(c)	07/15/35	4,185,984

				98,205,956

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$ 132,232,018

Federal Agencies – 35.7%
Adjustable Rate Federal National Mortgage Association(a) – 0.0%
(1 yr. CMT + 2.161%)
$691	6.270%		06/01/33 $	703
(RFUCC 1 yr. Treasury + 1.655%)
70,730	6.280		07/01/34	72,593
(RFUCC 1 yr. Treasury + 1.573%)
280,182	6.230		09/01/34	286,685
(RFUCC 1 yr. Treasury + 1.732%)
171,397	6.707		05/01/35	176,484
(RFUCC 1 yr. Treasury + 1.233%)
104,218	6.100		06/01/35	105,969

				642,434

Federal Home Loan Mortgage Corp. – 0.1%
5,459	7.500		12/01/30	5,778
2,705	7.500		01/01/31	2,859
2,946	5.000		10/01/33	3,008
313	5.000		04/01/35	320
4,484	5.000		07/01/35	4,584
28,197	5.000		12/01/35	28,779
66,873	5.000		01/01/38	68,500

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$144,896	5.000%	01/01/39	$ 148,592
55,039	5.000	06/01/39	56,374
5,786	4.000	06/01/40	5,681
2,793	5.000	08/01/40	2,852
916	4.500	11/01/40	922
39,159	4.000	02/01/41	38,444
3,394	5.000	06/01/41	3,465
3,680	4.000	11/01/41	3,602
819,616	4.500	08/01/48	818,624

			1,192,384

Federal National Mortgage Association – 1.4%
7,382	7.000	03/01/31	7,842
33,811,320	5.500	11/01/55	34,547,159

			34,555,001

Government National Mortgage Association – 8.5%
3,782	6.000	11/15/38	3,960
34,103	5.000	07/15/40	34,925
2,029	4.000	02/20/41	1,978
3,269	4.000	11/20/41	3,182
550	4.000	01/20/42	535
1,780	4.000	04/20/42	1,731
1,110	4.000	10/20/42	1,079
16,727	4.000	08/20/43	16,230
1,578	4.000	03/20/44	1,529
1,928	4.000	05/20/44	1,867
135,129	4.000	11/20/44	130,748
8,843	4.000	05/20/45	8,550
1,192,874	4.000	07/20/45	1,152,530
18,996	4.000	10/20/45	18,343
89,159	4.500	02/20/48	88,880
240,740	4.500	04/20/48	239,836
647,988	4.500	05/20/48	645,150
594,850	5.000	07/20/48	604,962
1,038,656	4.500	08/20/48	1,033,458
543,745	5.000	08/20/48	552,988
4,459,667	4.500	09/20/48	4,437,348
4,586	3.500	09/20/48	4,279
689,337	5.000	10/20/48	700,408
2,141,484	5.000	11/20/48	2,175,878
3,993,921	4.500	12/20/48	3,970,189
1,214,172	5.000	12/20/48	1,232,913
2,303,207	4.500	01/20/49	2,286,642
1,981,934	5.000	01/20/49	2,012,526
1,574,845	4.000	02/20/49	1,512,011
496,729	4.500	02/20/49	493,157
395,486	4.500	03/20/49	392,642
1,405,629	4.000	03/20/49	1,349,546
686,447	5.000	03/20/49	697,042
6,450	3.500	04/20/49	6,006
1,580,425	4.000	04/20/49	1,517,368
491,599	4.000	05/20/49	471,985
15,823	3.500	08/20/49	14,681
2,586,739	3.000	08/20/49	2,339,861
1,584,300	5.000	08/20/49	1,611,230
585,920	4.500	10/20/49	582,988
12,697,884	3.000	10/20/49	11,487,608

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$470,521	3.500%	12/20/49	$ 436,549
1,369,805	3.500	02/20/50	1,270,905
4,713,690	3.000	03/20/50	4,254,910
127,809	3.500	06/20/50	118,567
297,836	3.500	07/20/50	276,332
867,244	4.000	01/20/51	831,017
602,246	3.000	07/20/51	541,960
1,257,154	2.500	09/20/51	1,080,476
1,490,916	2.500	10/20/51	1,286,511
6,599,378	3.000	11/20/51	5,924,497
2,327,204	2.500	11/20/51	2,006,689
5,453,055	3.000	12/20/51	4,903,778
2,813,338	2.500	12/20/51	2,427,718
28,932,466	4.500	09/20/52	28,485,156
1,551,961	3.500	02/20/53	1,439,735
14,000,000	2.000	TBA-30yr(e)	11,587,071
16,000,000	2.500	TBA-30yr(e)	13,798,131
8,000,000	3.500	TBA-30yr(e)	7,272,812
6,000,000	4.000	TBA-30yr(e)	5,661,580
17,000,000	5.000	TBA-30yr(e)	16,958,778
22,000,000	5.500	TBA-30yr(e)	22,212,351
34,000,000	6.000	TBA-30yr(e)	34,646,139

			211,260,431

Uniform Mortgage-Backed Security – 25.7%
1,513	7.000	08/01/27	1,531
81	6.500	09/01/27	81
8,999	7.000	03/01/28	9,118
384	6.500	05/01/28	391
3,853	4.500	04/01/39	3,859
2,682	4.500	05/01/39	2,689
3,433	4.500	07/01/39	3,439
11,157	4.500	08/01/39	11,182
93,442	4.500	12/01/39	93,669
6,636	4.500	04/01/41	6,646
196,697	4.500	05/01/41	197,623
27,903	4.500	08/01/41	27,921
10,026	3.000	11/01/42	9,300
211,290	3.000	12/01/42	196,532
305,972	3.000	01/01/43	284,840
36,921	3.000	02/01/43	34,444
350,709	3.000	03/01/43	325,555
625,136	3.000	04/01/43	579,708
425,914	3.000	05/01/43	394,740
45,542	3.000	06/01/43	42,170
360,081	3.000	07/01/43	333,320
220,372	5.000	05/01/44	225,203
1,074,484	4.500	04/01/45	1,072,778
127,844	4.500	05/01/45	128,416
338,528	4.500	06/01/45	337,273
2,628,666	4.000	08/01/45	2,560,634
52,042	4.000	03/01/46	50,356
26,772	4.000	06/01/46	25,851
8,259	4.000	08/01/46	7,975
60,730	4.000	10/01/46	58,641
95,463	4.000	06/01/47	92,660
1,230,033	4.500	07/01/47	1,225,163
323,449	4.500	11/01/47	322,067

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$148,054	4.000%	12/01/47	$ 143,568
565,032	4.000	01/01/48	547,909
1,672,630	4.000	02/01/48	1,620,509
39,455	4.500	02/01/48	39,201
1,208,456	4.000	03/01/48	1,170,702
64,119	4.500	05/01/48	63,665
870,194	4.000	06/01/48	842,458
11,109	4.500	06/01/48	11,031
9,594	4.500	07/01/48	9,523
832,583	4.000	07/01/48	805,532
1,327,987	4.000	08/01/48	1,284,839
6,619	4.500	08/01/48	6,570
822,733	4.500	09/01/48	818,783
2,313,685	5.000	11/01/48	2,360,095
1,357,706	4.500	11/01/48	1,347,660
871,988	4.500	12/01/48	864,993
1,156,183	4.500	01/01/49	1,147,051
840,621	4.500	02/01/49	833,944
703,816	3.000	02/01/49	642,098
2,983	4.500	03/01/49	2,959
406,246	4.500	06/01/49	402,906
1,489,340	4.500	07/01/49	1,474,728
154,032	3.500	07/01/49	144,721
770,665	4.500	08/01/49	763,219
5,058,749	3.000	09/01/49	4,567,470
2,199,045	5.000	10/01/49	2,238,345
997,239	3.000	10/01/49	900,392
1,443,620	3.000	12/01/49	1,302,972
99,754	4.500	02/01/50	98,934
18,028,971	4.500	03/01/50	17,876,230
7,460,808	4.000	03/01/50	7,197,414
1,966,074	5.000	03/01/50	1,999,981
14,851	4.500	04/01/50	14,688
814,138	4.500	05/01/50	805,199
2,183,997	2.500	09/01/50	1,889,476
19,172,817	2.000	10/01/50	15,678,346
17,478,201	3.000	10/01/50	15,727,299
5,107,949	3.000	11/01/50	4,597,526
19,168,630	2.000	11/01/50	15,668,229
2,431,717	2.500	11/01/50	2,097,710
6,648,276	3.000	12/01/50	5,990,165
9,243,706	2.500	01/01/51	7,875,220
4,013,434	2.500	02/01/51	3,428,510
170,601	4.500	03/01/51	168,725
834,785	2.000	03/01/51	682,927
14,217,333	2.500	05/01/51	12,208,914
11,530,073	2.000	05/01/51	9,420,619
29,567,349	2.500	08/01/51	25,469,187
486,051	2.000	08/01/51	395,986
20,289,098	2.500	09/01/51	17,426,734
2,241,811	2.000	09/01/51	1,827,190
233,737	4.500	10/01/51	230,203
3,084,988	2.000	10/01/51	2,513,322
53,117,760	2.000	02/01/52	43,224,800
133,158	4.500	03/01/52	130,748
554,573	2.000	03/01/52	450,987
8,159,180	2.500	03/01/52	6,938,415
2,600,333	2.000	04/01/52	2,114,627

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$3,847,380	4.500%	04/01/52	$ 3,779,334
11,153,742	2.500	04/01/52	9,465,766
1,333,759	4.500	05/01/52	1,309,455
4,746,055	2.500	05/01/52	4,036,865
4,420,324	5.500	09/01/52	4,551,057
10,463,078	6.000	11/01/52	10,936,238
3,949,331	6.000	12/01/52	4,122,465
4,493,339	5.500	04/01/53	4,614,084
2,226,728	6.000	04/01/53	2,322,185
14,261,326	4.500	05/01/53	14,120,199
4,631,647	6.500	09/01/53	4,844,079
2,178,225	6.500	12/01/53	2,296,679
11,168,909	2.500	01/01/54	9,497,422
17,709,547	6.500	06/01/54	18,700,281
52,000,000	2.500	TBA-30yr(e)	43,946,094
28,000,000	3.000	TBA-30yr(e)	24,747,187
31,000,000	3.500	TBA-30yr(e)	28,540,587
21,000,000	4.000	TBA-30yr(e)	19,915,547
128,000,000	5.500	TBA-30yr(e)	129,784,998
35,000,000	6.000	TBA-30yr(e)	35,931,056

			636,633,507

TOTAL FEDERAL AGENCIES			$ 884,283,757

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,109,224,469)			$1,099,106,956

Corporate Obligations – 22.1%
Aerospace & Defense(b) – 0.7%
Boeing Co.
$1,575,000	3.450%	11/01/28	$ 1,541,925
2,211,000	5.150	05/01/30	2,271,891
4,599,000	6.528	05/01/34	5,087,690
163,000	3.375	06/15/46	115,265
100,000	3.625	03/01/48	71,317
100,000	3.850	11/01/48	73,663
1,225,000	5.805	05/01/50	1,206,625
4,093,000	6.858	05/01/54	4,593,410
Howmet Aerospace, Inc.
1,728,000	4.850	10/15/31	1,773,395

			16,735,181

Agriculture(b) – 0.3%
BAT Capital Corp.
5,749,000	6.000	02/20/34	6,158,731
Bunge Ltd. Finance Corp.
843,000	4.200	09/17/29	843,506

			7,002,237

Automotive(b) – 0.1%
General Motors Financial Co., Inc.
3,200,000	1.500	06/10/26	3,161,568

Banks – 5.2%
Banco Santander SA
400,000	4.250	04/11/27	400,820

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA – (continued)
$800,000	3.306%		06/27/29	$ 777,168
800,000	2.749		12/03/30	728,696
4,400,000	6.921		08/08/33	4,877,708
Bank of America Corp.
237,000	6.110		01/29/37	255,564
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(b)	09/21/36	82,600
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(b)	03/11/32	1,262,731
(Secured Overnight Financing Rate + 1.310%)
150,000	5.511	(a)(b)	01/24/36	156,668
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(b)	10/24/31	2,816,446
(Secured Overnight Financing Rate + 1.630%)
9,205,000	5.202	(a)(b)	04/25/29	9,429,142
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(b)	04/27/33	4,988,950
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(b)	04/29/31	4,868,655
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(b)	07/22/33	1,110,486
Bank of New York Mellon Corp. (a)(b) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	320,572
Barclays PLC(a)(b)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	5,044,026
(Secured Overnight Financing Rate + 1.590%)
2,090,000	5.785		02/25/36	2,188,272
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.620%)
3,975,000	5.786		01/13/33	4,171,405
BPCE SA(a)(b)(c) (Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277		01/20/32	1,462,989
Canadian Imperial Bank of Commerce(a)(b) (Secured Overnight Financing Rate + 1.105%)
3,925,000	5.245		01/13/31	4,049,893
Citigroup, Inc.
925,000	3.400		05/01/26	923,021
2,450,000	4.450		09/29/27	2,465,680
(Secured Overnight Financing Rate + 1.351%)
100,000	3.057	(a)(b)	01/25/33	91,569
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,309,413
(Secured Overnight Financing Rate + 1.830%)
2,360,000	6.020	(a)(b)	01/24/36	2,475,900
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(b)	05/24/33	2,523,742
First Horizon Corp.(a)(b) (Secured Overnight Financing Rate + 1.766%)
715,000	5.514		03/07/31	738,781
HSBC Holdings PLC
600,000	4.950		03/31/30	615,144
Huntington Bancshares, Inc.(a)(b) (Secured Overnight Financing Rate + 1.870%)
5,485,000	5.709		02/02/35	5,734,513
JPMorgan Chase & Co.(a)(b)
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,144,926

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)(b) – (continued)
(3 mo. USD Term SOFR + 2.515%)
$675,000	2.956%		05/13/31	$ 637,220
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	3,187,131
(Secured Overnight Financing Rate + 1.635%)
5,125,000	5.576		07/23/36	5,311,242
(Secured Overnight Financing Rate + 1.680%)
4,285,000	5.572		04/22/36	4,499,250
M&T Bank Corp.(a)(b)
(Secured Overnight Financing Rate + 1.610%)
6,050,000	5.385		01/16/36	6,147,344
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,293,566
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,093,336
Morgan Stanley
1,631,000	3.950		04/23/27	1,629,809
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(b)	02/13/32	2,306,115
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(b)	01/22/31	3,659,760
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(b)	09/16/36	2,790,793
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(b)	04/20/29	4,417,502
(Secured Overnight Financing Rate + 1.757%)
695,000	5.664	(a)(b)	04/17/36	730,681
Royal Bank of Canada
1,700,000	5.000		02/01/33	1,748,926
Shinhan Bank Co. Ltd.(c)
540,000	4.500		04/12/28	546,550
State Street Corp.(a)(b) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	96,401
Truist Financial Corp.(a)(b) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	100,793
U.S. Bancorp (a)(b) (Secured Overnight Financing Rate + 2.020%)
3,640,000	5.775		06/12/29	3,783,598
UBS AG
4,135,000	1.250		08/07/26	4,070,577
UBS Group AG
683,000	4.550		04/17/26	684,011
(3 mo. USD Term SOFR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,665,603
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(c)	11/13/33	815,430
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(c)	02/02/27	314,194
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,433,127
(Secured Overnight Financing Rate + 1.760%)
1,915,000	5.580	(a)(b)(c)	05/09/36	1,992,481
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,681,100
325,000	4.300		07/22/27	326,355

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.(a)(b) (5 yr. CMT + 2.000%)
$700,000	4.110%		07/24/34	$ 688,891

				128,667,266

Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(b)
960,000	4.700		02/01/36	950,698
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	754,866
Bacardi-Martini BV(b)(c)
6,350,000	5.550		02/01/30	6,550,660
Coca-Cola Consolidated, Inc.(b)
1,421,000	5.450		06/01/34	1,486,352
Constellation Brands, Inc.(b)
50,000	3.600		02/15/28	49,540
50,000	3.150		08/01/29	48,197
1,900,000	2.250		08/01/31	1,685,490
JDE Peet’s NV(b)(c)
1,650,000	1.375		01/15/27	1,598,074
Keurig Dr. Pepper, Inc.(b)
1,968,000	2.250		03/15/31	1,754,137
Pernod Ricard International Finance LLC(b)(c)
4,816,000	1.625		04/01/31	4,185,682

				19,063,696

Biotechnology(b) – 0.3%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,496,139
2,168,000	5.250		03/02/33	2,245,744
Royalty Pharma PLC
2,844,000	5.400		09/02/34	2,913,593

				8,655,476

Building Materials(b) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,319,920
2,675,000	2.700		02/15/31	2,478,468
2,309,000	5.900		03/15/34	2,477,926

				8,276,314

Chemicals(b) – 0.1%
Huntsman International LLC
850,000	4.500		05/01/29	813,110
International Flavors & Fragrances, Inc. (c)
599,000	1.832		10/15/27	574,645

				1,387,755

Commercial Services – 0.8%
Ashtead Capital, Inc.(b)(c)
650,000	1.500		08/12/26	638,495
2,087,000	5.800		04/15/34	2,188,470
Cornell University(b)
5,610,000	4.733		06/15/35	5,622,776
DP World Crescent Ltd.(c)
3,290,000	5.500		05/08/35	3,387,812
DP World Ltd.
100,000	6.850	(c)	07/02/37	113,094
600,000	5.625		09/25/48	590,436

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Global Payments, Inc.(b)
$3,575,000	5.550%		11/15/35	$ 3,555,624
Quanta Services, Inc.(b)
2,594,000	5.250		08/09/34	2,664,297

				18,761,004

Computers(b) – 0.1%
Dell International LLC/EMC Corp.
200,000	6.200		07/15/30	213,512
540,000	8.100		07/15/36	654,016
Hewlett Packard Enterprise Co.
2,174,000	5.000		10/15/34	2,157,564

				3,025,092

Diversified Financial Services – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(b)
5,125,000	2.450		10/29/26	5,058,017
3,472,000	5.375		12/15/31	3,602,929
Air Lease Corp.(b)
625,000	2.875		01/15/26	624,356
3,750,000	5.200		07/15/31	3,809,700
American Express Co.(a)(b) (Secured Overnight Financing Rate + 1.420%)
4,855,000	5.284		07/26/35	5,003,369
Avolon Holdings Funding Ltd.(b)(c)
873,000	5.150		01/15/30	888,286
Capital One Financial Corp.(a)(b) (Secured Overnight Financing Rate + 2.036%)
5,140,000	6.183		01/30/36	5,372,482
Nomura Holdings, Inc.
950,000	2.608		07/14/31	858,363
REC Ltd.(c)
200,000	5.625		04/11/28	205,222

				25,422,724

Electrical(b) – 0.1%
Alliant Energy Finance LLC(c)
225,000	4.250		06/15/28	223,747
Ameren Corp.
400,000	3.500		01/15/31	384,624
American Electric Power Co., Inc.
850,000	2.300		03/01/30	785,765
Arizona Public Service Co.
425,000	2.950		09/15/27	418,073
Ohio Power Co.
675,000	2.600		04/01/30	630,166
Pacific Gas & Electric Co.
500,000	3.300		08/01/40	379,245

				2,821,620

Electronics(b) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,663,458

Engineering & Construction(b) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	398,252
440,000	3.875	(c)	04/30/28	429,827

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(b) – (continued)
Mexico City Airport Trust – (continued)
$200,000	5.500	%(c)	10/31/46	$ 175,534
420,000	5.500		07/31/47	369,994
340,000	5.500	(c)	07/31/47	299,519

				1,673,126

Environmental – 0.0%
Nature Conservancy
60,000	0.944		07/01/26	58,839
75,000	1.304		07/01/28	69,109

				127,948

Food & Drug Retailing(b) – 1.3%
Campbell’s Co.
7,343,000	5.400		03/21/34	7,480,314
1,200,000	4.750		03/23/35	1,160,160
J.M. Smucker Co.
2,498,000	5.900		11/15/28	2,618,329
1,423,000	6.200		11/15/33	1,542,077
Mars, Inc.(c)
5,800,000	4.800		03/01/30	5,926,150
5,175,000	5.000		03/01/32	5,331,595
8,975,000	5.200		03/01/35	9,216,786
Sysco Corp.
225,000	6.600		04/01/40	248,758

				33,524,169

Gas(b) – 0.0%
NiSource, Inc.
325,000	3.600		05/01/30	315,939

Hand/Machine Tools(b) – 0.3%
Regal Rexnord Corp.
6,578,000	6.300		02/15/30	6,973,469

Healthcare Providers & Services(b) – 3.0%
Adventist Health System
540,000	2.952		03/01/29	512,820
6,970,000	4.742		12/01/30	6,996,214
1,345,000	5.757		12/01/34	1,387,153
Alcon Finance Corp.(c)
4,572,000	3.000		09/23/29	4,382,033
Ascension Health
3,275,000	4.923		11/15/35	3,279,957
Banner Health
3,235,000	2.338		01/01/30	3,019,303
Baylor Scott & White Holdings
1,140,000	1.777		11/15/30	1,021,832
Cigna Group
3,515,000	5.125		05/15/31	3,631,979
CommonSpirit Health
2,220,000	4.352		09/01/30	2,210,379
3,385,000	4.975		09/01/35	3,345,175
2,385,000	3.910		10/01/50	1,781,276
2,655,000	6.461		11/01/52	2,853,175
HCA, Inc.
4,625,000	4.500		02/15/27	4,634,898
1,590,000	3.500		09/01/30	1,529,405
7,985,000	5.450		04/01/31	8,332,108
1,610,000	5.900		06/01/53	1,577,768

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – (continued)
Humana, Inc.
	$785,000	5.950%		03/15/34	$ 824,101
Laboratory Corp. of America Holdings
	1,719,000	4.800		10/01/34	1,703,667
PeaceHealth Obligated Group
	2,200,000	4.335		11/15/28	2,210,246
Rush System for Health Obligated Group
	1,320,000	3.922		11/15/29	1,308,887
Solventum Corp.
	1,603,000	5.400		03/01/29	1,660,804
	3,040,000	5.450		03/13/31	3,170,994
	5,675,000	5.600		03/23/34	5,908,753
STERIS Irish FinCo UnLtd Co.
	501,000	2.700		03/15/31	462,112
Stryker Corp.
	75,000	1.950		06/15/30	68,105
Sutter Health
	605,000	2.294		08/15/30	556,384
UnitedHealth Group, Inc.
	3,700,000	5.000		04/15/34	3,759,422
	1,750,000	3.050		05/15/41	1,326,448

					73,455,398

Insurance – 0.1%
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	347,430
Chubb INA Holdings LLC
	2,440,000	6.800		11/15/31	2,728,359
Willis North America, Inc.(b)
	700,000	2.950		09/15/29	666,323

					3,742,112

Internet – 1.2%
Alphabet, Inc.(b)
	11,025,000	4.100		11/15/30	11,061,493
Expedia Group, Inc.(b)
	1,212,000	4.625		08/01/27	1,221,005
	825,000	3.800		02/15/28	820,380
	89,000	3.250		02/15/30	85,371
	331,000	2.950		03/15/31	307,698
Meta Platforms, Inc.(b)
	4,850,000	4.200		11/15/30	4,858,827
	4,325,000	4.875		11/15/35	4,321,670
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,163,931
	2,604,000	5.375	(c)	11/15/29	2,714,618
Prosus NV(b)(c)
EUR	100,000	2.031		08/03/32	105,150
	$230,000	4.027		08/03/50	159,850
	210,000	3.832		02/08/51	141,158

					28,961,151

Investment Companies(b) – 0.1%
Blackstone Private Credit Fund
	950,000	6.000		01/29/32	964,174
Blackstone Secured Lending Fund
	1,650,000	5.875		11/15/27	1,684,370

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies(b) – (continued)
JAB Holdings BV(c)
$500,000	2.200%	11/23/30	$ 444,925

			3,093,469

Iron/Steel(c) – 0.0%
POSCO
260,000	5.750	01/17/28	267,774

Lodging(b) – 0.8%
Choice Hotels International, Inc.
3,593,000	3.700	01/15/31	3,420,931
1,639,000	5.850	08/01/34	1,671,665
Hyatt Hotels Corp.
5,295,000	5.500	06/30/34	5,465,182
Las Vegas Sands Corp.
1,590,000	5.625	06/15/28	1,628,759
590,000	6.000	06/14/30	617,954
Marriott International, Inc.
2,100,000	5.000	10/15/27	2,136,372
5,300,000	2.850	04/15/31	4,919,195

			19,860,058

Machinery-Diversified(b) – 0.2%
AGCO Corp.
1,298,000	5.800	03/21/34	1,357,916
IDEX Corp.
1,515,000	2.625	06/15/31	1,384,513
Ingersoll Rand, Inc.
1,270,000	5.700	08/14/33	1,345,514

			4,087,943

Media(b) – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6,675,000	3.750	02/15/28	6,580,682
Comcast Corp.
100,000	3.750	04/01/40	82,352
Time Warner Cable LLC
275,000	5.875	11/15/40	254,620

			6,917,654

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	395,713
General Electric Co.
700,000	5.875	01/14/38	759,780

			1,155,493

Oil Field Services – 0.2%
Marathon Petroleum Corp.(b)
375,000	3.800	04/01/28	373,012
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,182,669
Phillips 66(b)
145,000	1.300	02/15/26	144,477
Reliance Industries Ltd.(c)
480,000	2.875	01/12/32	438,029
250,000	3.750	01/12/62	179,522

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Saudi Arabian Oil Co.(b)(c)
$1,950,000	5.750%		07/17/54	$ 1,901,250

				4,218,959

Pharmaceuticals(b) – 0.4%
Cencora, Inc.
4,993,000	2.700		03/15/31	4,601,449
Cigna Group
1,025,000	4.800		08/15/38	982,760
CVS Health Corp.
5,632,000	4.780		03/25/38	5,319,142

				10,903,351

Pipelines – 0.9%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,105,903
Cheniere Energy Partners LP (b)
1,185,000	5.950		06/30/33	1,257,723
Columbia Pipelines Operating Co. LLC(b)(c)
3,620,000	6.036		11/15/33	3,875,101
Enbridge, Inc.(b)
2,300,000	2.500		08/01/33	1,977,425
Energy Transfer LP(b)
50,000	4.950		06/15/28	50,831
375,000	5.300		04/15/47	333,596
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	176,476
2,633,795	2.940		09/30/40	2,241,149
320,000	3.250	(c)	09/30/40	261,222
Kinder Morgan, Inc.(b)
4,835,000	5.200		06/01/33	4,975,457
MPLX LP(b)
275,000	4.500		04/15/38	251,037
645,000	5.500		02/15/49	593,026
Plains All American Pipeline LP/PAA Finance Corp.(b)
875,000	3.800		09/15/30	848,899
Sabine Pass Liquefaction LLC(b)
275,000	5.000		03/15/27	276,821
Targa Resources Corp.(b)
1,010,000	4.200		02/01/33	966,691
Western Midstream Operating LP(b)
225,000	5.450		04/01/44	204,910
Williams Cos., Inc.(b)
1,800,000	5.650		03/15/33	1,893,330

				21,289,597

Real Estate Investment Trust(b) – 0.2%
American Homes 4 Rent LP
723,000	4.900		02/15/29	734,980
CubeSmart LP
370,000	2.500		02/15/32	327,391
Host Hotels & Resorts LP
952,000	2.900		12/15/31	862,731
Invitation Homes Operating Partnership LP
1,120,000	2.000		08/15/31	979,037
Realty Income Corp.
400,000	3.950		08/15/27	400,160

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(b) – (continued)
UDR, Inc.
$475,000	2.100%		08/01/32	$ 406,020
WP Carey, Inc.
1,000,000	3.850		07/15/29	985,650
725,000	2.400		02/01/31	653,725

				5,349,694

Retailing(b) – 0.1%
AutoNation, Inc.
500,000	1.950		08/01/28	471,445
825,000	4.750		06/01/30	832,879
Lowe’s Cos., Inc.
125,000	1.700		10/15/30	111,045

				1,415,369

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD Term SOFR + 1.855%)
975,000	3.960		07/18/30	961,116

Semiconductors(b) – 0.4%
Broadcom, Inc.
1,156,000	3.419		04/15/33	1,070,236
425,000	3.137	(c)	11/15/35	366,329
156,000	3.187	(c)	11/15/36	132,366
Intel Corp.
2,750,000	5.200		02/10/33	2,803,075
934,000	5.150		02/21/34	944,900
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400		05/01/30	795,490
3,125,000	2.500		05/11/31	2,828,531
2,250,000	2.650		02/15/32	2,021,850

				10,962,777

Software(b) – 1.7%
AppLovin Corp.
7,790,000	5.500		12/01/34	8,003,602
Constellation Software, Inc.(c)
1,366,000	5.461		02/16/34	1,377,570
MSCI, Inc.(c)
650,000	4.000		11/15/29	636,792
Oracle Corp.
2,000,000	4.500		05/06/28	1,998,980
1,881,000	2.950		04/01/30	1,735,599
2,550,000	4.650		05/06/30	2,525,367
5,625,000	2.875		03/25/31	5,042,700
3,520,000	5.250		02/03/32	3,514,051
3,820,000	4.800		09/26/32	3,689,089
2,211,000	4.900		02/06/33	2,128,463
4,440,000	5.200		09/26/35	4,262,178
350,000	3.600		04/01/40	259,532
1,615,000	5.550		02/06/53	1,343,664
ServiceNow, Inc.
1,040,000	1.400		09/01/30	916,614
Synopsys, Inc.
2,177,000	5.000		04/01/32	2,222,891
VMware LLC
700,000	1.800		08/15/28	662,130

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – (continued)
Workday, Inc.
$675,000	3.800%	04/01/32	$ 646,049

			40,965,271

Telecommunication Services – 0.9%
AT&T, Inc.(b)
2,355,000	4.850	03/01/39	2,240,359
450,000	5.150	11/15/46	411,876
British Telecommunications PLC
3,265,000	9.625	12/15/30	3,985,520
Rogers Communications, Inc.(b)
745,000	3.200	03/15/27	737,796
Telefonica Emisiones SA
425,000	4.665	03/06/38	387,634
T-Mobile USA, Inc.(b)
5,163,000	3.750	04/15/27	5,146,427
700,000	4.750	02/01/28	700,357
533,000	3.875	04/15/30	523,880
6,025,000	5.200	01/15/33	6,219,366
Verizon Communications, Inc.(b)
100,000	1.750	01/20/31	87,981
1,500,000	2.550	03/21/31	1,369,920

			21,811,116

TOTAL CORPORATE OBLIGATIONS (Cost $544,300,430)			$ 546,676,344

Asset-Backed Securities(b) – 10.3%
Automotive – 0.5%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$367,035	4.700%	09/15/27	$ 367,152
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
1,425,000	4.670	08/15/28	1,428,154
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(c)
4,700,000	5.340	06/15/28	4,728,405
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
256,717	4.760	08/16/27	256,820
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
5,075,000	4.740	01/16/29	5,090,010

			11,870,541

Collateralized Loan Obligations(c) – 8.3%
1988 CLO 4 Ltd. Series 2024-4A, Class B(a) (3 mo. USD Term SOFR + 2.100%)
3,250,000	6.005	04/15/37	3,260,839
1988 CLO 5 Ltd. Series 2024-5A, Class A1(a) (3 mo. USD Term SOFR + 1.540%)
6,500,000	5.445	07/15/37	6,519,572
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(a) (3 mo. USD Term SOFR + 1.362%)
5,600,000	5.266	04/15/34	5,601,434
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(a) (3 mo. USD Term SOFR + 2.912%)
2,100,000	6.769	04/22/31	2,106,707

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Carlyle U.S. CLO Ltd. Series 2024-6A, Class A1(a) (3 mo. USD Term SOFR + 1.340%)
	$7,400,000	5.198%	10/25/37	$ 7,421,075
CBAM Ltd. Series 2018-5A, Class A1R(a) (3 mo. USD Term SOFR + 1.340%)
	18,675,000	5.452	10/17/38	18,695,468
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR(a) (3 mo. USD Term SOFR + 1.420%)
	3,795,000	5.304	07/20/37	3,804,841
CIFC Funding Ltd. Series 2023-3A, Class A(a) (3 mo. USD Term SOFR + 1.600%)
	4,750,000	5.484	01/20/37	4,757,947
CIFC Funding Ltd. Series 2023-3A, Class B(a) (3 mo. USD Term SOFR + 2.300%)
	7,475,000	6.184	01/20/37	7,494,794
CIFC Funding Ltd. Series 2019-4A, Class A1R2(a) (3 mo. USD Term SOFR + 1.300%)
	7,000,000	5.205	07/15/38	7,022,400
Elmwood CLO X Ltd. Series 2021-3A, Class AR2(a) (3 mo. USD Term SOFR + 1.300%)
	13,850,000	5.184	07/20/38	13,904,763
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R (a) (3 mo. EUR EURIBOR + 1.750%)
EUR	3,680,000	3.814	02/15/38	4,319,308
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(a) (3 mo. USD Term SOFR + 1.450%)
	$13,650,000	5.334	07/20/38	13,677,409
Harvest U.S. CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	3,000,000	5.305	10/15/37	3,005,568
Kennedy Lewis CLO 13 Ltd. Series 2023-13A, Class A1(a) (3 mo. USD Term SOFR + 1.800%)
	7,450,000	5.670	01/20/37	7,452,980
KKR CLO 57 Ltd. Series 2025-57A, Class A(a) (3 mo. USD Term SOFR + 1.400%)
	13,300,000	5.679	07/15/38	13,345,459
Madison Park Funding LXXIII Ltd. Series 2025-73A, Class A1(a) (3 mo. USD Term SOFR + 1.300%)
	12,450,000	5.263	10/17/38	12,493,824
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(a) (3 mo. USD Term SOFR + 1.530%)
	4,475,000	5.435	04/15/37	4,483,261
Mountain View CLO LLC Series 2016-1A, Class AR2(a) (3 mo. USD Term SOFR + 1.260%)
	2,754,643	5.172	04/14/33	2,754,670
OCP CLO Ltd. Series 2019-16A, Class AR(a) (3 mo. USD Term SOFR + 1.262%)
	2,647,539	5.189	04/10/33	2,648,799
Octagon 67 Ltd. Series 2023-1A, Class AR(a) (3 mo. USD Term SOFR + 1.450%)
	9,900,000	5.308	07/25/38	9,933,323
OHA Credit Funding 11 Ltd. Series 2022-11A, Class A2R(a) (3 mo. USD Term SOFR + 1.520%)
	4,000,000	5.404	07/19/37	4,006,496
OHA Credit Funding 17 Ltd. Series 2024-17A, Class A(a) (3 mo. USD Term SOFR + 1.480%)
	5,000,000	5.364	04/20/37	5,007,960

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Palmer Square CLO Ltd. Series 2024-2A, Class A1(a) (3 mo. USD Term SOFR + 1.400%)
	$11,828,000	5.284%	07/20/37	$ 11,866,630
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(a) (3 mo. USD Term SOFR + 1.630%)
	4,950,000	5.535	04/15/37	4,962,499
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(a) (3 mo. EUR EURIBOR + 1.600%)
EUR	3,730,000	3.604	04/20/39	4,343,953
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$369,208	5.750	12/20/50	376,878
Tallman Park CLO Ltd. Series 2021-1A, Class A1R(a) (3 mo. USD Term SOFR + 1.330%)
	12,350,000	5.214	07/20/38	12,384,024
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a) (3 mo. USD Term SOFR + 1.362%)
	1,127,088	5.246	07/18/31	1,128,608
Wind River CLO Ltd. Series 2021-2A, Class A2R(a) (3 mo. USD Term SOFR + 1.400%)
	3,050,000	5.284	07/20/34	3,051,357
Wind River CLO Ltd. Series 2021-2A, Class BR(a) (3 mo. USD Term SOFR + 1.600%)
	2,850,000	5.484	07/20/34	2,850,356

				204,683,202

Credit Card – 1.2%
American Express Credit Account Master Trust Series 2025-3, Class A
	7,300,000	4.510	04/15/32	7,440,690
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	8,400,000	4.720	02/15/29	8,420,920
Barclays Dryrock Issuance Trust Series 2025-1, Class A
	5,100,000	3.970	07/15/31	5,116,762
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	4,875,000	4.490	06/21/32	4,969,882
Discover Card Execution Note Trust Series 2023-A1, Class A
	4,300,000	4.310	03/15/28	4,304,116

				30,252,370

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series ELL
	2,270,000	4.275	02/01/36	2,251,892

Student Loan(a) – 0.2%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
	286,710	4.523	09/26/33	283,492
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (c) (3 mo. USD Term SOFR + 1.400%)
	4,625,000	5.305	04/15/31	4,629,759

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan(a) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
	$711,990	5.139%		09/25/65	$ 717,285

					5,630,536

TOTAL ASSET-BACKED SECURITIES (Cost $253,117,250)					$ 254,688,541

Sovereign Debt Obligations – 1.0%
Euro – 0.0%
Mexico Government International Bonds(b)
EUR	839,000	1.450%		10/25/33	$ 796,495
Romania Government International Bonds(c)
	360,000	3.375		01/28/50	270,897

					1,067,392

Sovereign – 0.4%
Eagle Funding Luxco SARL(b)(c)
	$7,020,000	5.500		08/17/30	7,139,340
Hungary Government International Bonds
	1,700,000	6.125		05/22/28	1,764,260

					8,903,600

United States Dollar – 0.6%
Israel Government AID Bonds(f)
	4,700,000	5.500		09/18/33	5,057,905
Israel Government International Bonds(g)
	200,000	4.500		04/03/20	149,500
Mexico Government International Bonds(b)
	240,000	3.250		04/16/30	226,560
	1,746,000	3.500		02/12/34	1,510,290
	1,960,000	3.771		05/24/61	1,205,400
	600,000	3.750		04/19/71	354,000
Panama Government International Bonds(b)
	360,000	6.875		01/31/36	390,776
	800,000	6.853		03/28/54	831,520
	210,000	4.500		01/19/63	156,189
Peru Government International Bonds(b)
	10,000	2.780		12/01/60	5,440
	100,000	3.230	(h)	07/28/21	54,600
Republic of Poland Government International Bonds(b)
	2,600,000	5.125		09/18/34	2,659,202
Romania Government International Bonds
	770,000	3.000	(c)	02/27/27	757,160
	690,000	5.125		06/15/48	570,672
	580,000	4.000		02/14/51	395,919
State of Israel
	680,000	3.800		05/13/60	456,205

					14,781,338

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,385,037)					$ 24,752,330

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 0.9%
United States Dollar – 0.9%
Federal Farm Credit Banks Funding Corp.
$7,050,000	2.850%	03/28/34	$ 6,353,954
Federal Farm Credit Banks Funding Corp.
2,500,000	3.500	09/01/32	2,418,250
Federal Farm Credit Banks Funding Corp.
11,930,000	2.900	04/12/32	11,163,855
Federal Farm Credit Banks Funding Corp.
3,840,000	3.300	05/19/32	3,678,413

TOTAL AGENCY DEBENTURES (Cost $25,234,352)			$ 23,614,472

Municipal Debt Obligations – 0.5%
Arizona(b) – 0.0%
Phoenix City AZ Civic Improvement Corp. RB Series 2020
$40,000	5.000%	07/01/34	$ 43,933

California(b) – 0.1%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	04/01/39	3,110,728

Florida(b) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	547,464

Illinois – 0.1%
Illinois Finance Authority RB (Refunding) Series A
40,000	5.000	10/01/35	46,594
Illinois State GO Bonds Build America Series 2010
1,262,363	7.350	07/01/35	1,370,681
Illinois State GO Bonds Taxable-Pension Series 2003
1,020,882	5.100	06/01/33	1,046,271
Sales Tax Securitization Corp. RB (Refunding) Series A
40,000	5.000	01/01/33	44,351

			2,507,897

Maryland – 0.2%
Maryland Economic Development Corp. RB Taxable Series 2024 (Prince George’s County Public Schools Alternative Construction Financing, Package 2 Project)
3,245,000	4.827	11/30/30	3,311,347

New Jersey(b) – 0.0%
New Jersey Educational Facilities Authority
40,000	5.000	03/01/36	46,479

New York – 0.0%
Metropolitan Transportation Authority RB Taxable Series 2020 C2
210,000	5.175	11/15/49	193,889
New York City NY GO Bonds Series 2008-L, Subseries L-5(b)
40,000	5.000	04/01/33	44,262

			238,151

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,505,000	6.270	02/15/50	1,554,339

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Pennsylvania(b) – 0.0%
Pennsylvania Higher Educational Facilities Authority RB Series 2019
$40,000	5.000%		08/15/30	$ 43,262

TOTAL MUNICIPAL DEBT OBLIGAIONS (Cost $10,887,894)				$ 11,403,600

U.S. Treasury Obligations – 30.0%
U.S. Treasury Bills(i)
$72,900,000	0.000%		02/17/26	$ 72,571,287
U.S. Treasury Bonds
6,530,000	4.250		05/15/39	6,400,420
6,740,000	4.375		05/15/40	6,632,581
75,750,000	4.250		11/15/40	73,169,766
210,000	3.375		05/15/44	173,545
51,100,000	3.000		02/15/47	38,516,625
6,740,000	3.125		05/15/48	5,127,666
6,490,000	3.375		11/15/48	5,142,311
6,820,000	2.875		05/15/49	4,901,875
7,580,000	2.375		11/15/49	4,877,256
7,925,500	4.000		11/15/52	6,885,278
5,220,000	4.750		11/15/53	5,132,728
U.S. Treasury Inflation-Indexed Bonds
13,823,655	1.500		02/15/53	10,773,811
U.S. Treasury Notes
21,720,000	0.750		05/31/26	21,467,166
46,220,000	0.875		06/30/26	45,613,363
59,493,500	4.375	(j)	08/15/26	59,774,700
24,880,000	0.750		08/31/26	24,424,191
22,370,000	1.375		08/31/26	22,053,674
69,740,000	3.750		04/30/27	69,957,937
25,100,000	2.625		05/31/27	24,798,016
1,010,000	0.500		06/30/27	966,404
16,320,000	3.500		04/30/28	16,317,450
36,750,000	1.250		05/31/28	34,843,594
1,000,000	4.625	(j)	09/30/28	1,028,281
101,610,000	4.625	(j)	04/30/29	104,912,325
7,010,000	1.500		02/15/30	6,438,795
3,831,000	3.625		03/31/30	3,824,116
2,512,700	0.625		05/15/30	2,205,287
2,490,000	4.375		05/15/34	2,546,803
U.S. Treasury STRIPS Coupon(i)
37,781,200	0.000		11/15/29	32,738,261
2,540,000	0.000		08/15/30	2,130,128
2,540,000	0.000		11/15/30	2,107,695
2,540,000	0.000		11/15/31	2,016,216
2,540,000	0.000		08/15/33	1,855,479
26,090,000	0.000		05/15/35	17,447,069
U.S. Treasury STRIPS Principal(i)
12,660,000	0.000		11/15/53	3,213,547

TOTAL U.S. TREASURY OBLIGATIONS (Cost $778,941,455)				$ 742,985,646

Shares	Dividend Rate		Value

Investment Company (k) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
63,957,576	3.686%		$ 63,957,576
(Cost $63,957,576)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 110.9% (Cost $2,786,814,111)			$2,743,570,993

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(i) –1.2%
Commercial Paper(i) – 1.2%
AutoNation, Inc.(c)
$13,042,000	0.000%	01/02/26	$ 13,039,039
Entergy Corp.(c)
7,570,000	0.000	03/10/26	7,513,763
National Bank of Kuwait
5,258,000	0.000	04/09/26	5,260,298
Oracle Corp.(c)
4,490,000	0.000	01/15/26	4,482,821

TOTAL SHORT-TERM INVESTMENTS (Cost $30,293,715)			$ 30,295,921

TOTAL INVESTMENTS – 113.0% (Cost $2,842,342,178)			$2,797,481,386

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.0)%			(322,500,270)

NET ASSETS – 100.0%			$2,474,981,116

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $395,002,331 which represents approximately 16.2% of net assets as of December 31, 2025.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,057,905, which represents approximately 0.2% of the Fund’s net assets as of December 31, 2025

(g)	Actual maturity date is April 03, 2120.

(h)	Actual maturity date is July 28, 2121.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	USD	8,811,690	EUR	7,514,820	02/25/26	$(42,365)

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(25,000,000)	$(22,470,660)
Government National Mortgage Association	4.500	TBA - 30yr	01/22/26	(6,000,000)	(5,844,581)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(45,000,000)	(36,355,077)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(66,000,000)	(64,414,456)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/15/25	(18,000,000)	(17,955,000)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/15/25	(8,000,000)	(8,312,187)

(PROCEEDS RECEIVED: $(155,491,211))					$(155,351,961)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	170	03/27/26	$20,937,580	$82,399
10 Year U.S. Treasury Notes	818	03/20/26	91,973,875	(178,585)
2 Year U.S. Treasury Notes	775	03/31/26	161,811,523	(66,736)
20 Year U.S. Treasury Bonds	525	03/20/26	60,686,719	(528,540)
30 Year German Euro-Buxl	165	03/06/26	21,353,149	(157,025)
3M Euribor	275	06/15/26	79,146,781	11,696
5 Year U.S. Treasury Notes	1,664	03/31/26	181,883,001	(302,705)
ICE 3M Sonia Bonds	226	03/17/26	73,310,850	8,799
Ultra Long U.S. Treasury Bonds	1,082	03/20/26	127,676,000	(2,034,458)

Total				$(3,165,155)

Short position contracts:
5 Year German Euro-Bund	(12)	03/06/26	(1,799,043)	(1,854)
Euro-Schatz	(1)	03/06/26	(125,500)	145
French 10 Year Government Bonds	(358)	03/06/26	(50,734,817)	230,795
Ultra 10-Year U.S. Treasury Notes	(681)	03/20/26	(78,325,641)	478,481

Total				$707,567

TOTAL FUTURES CONTRACTS				$(2,457,588)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.062%(b)	12M SOFR(b)	08/31/27		$88,300	$97,439	$4,534	$92,905
1.250(b)	12M JYOR(b)	12/15/27	JPY	12,300,610	100,264	9,228	91,036
3.136(c)	12M SOFR(c)	12/15/27		$103,350	191,125	37,978	153,147
12M EURO(c)	1.750%(c)	03/18/28	EUR	65,500	(453,125)	(496,868)	43,743
2.500(d)	12M CDOR(d)	03/18/28	CAD	6,670	3,883	6,942	(3,059)
0.000(c)	12M CHFOR(c)	03/18/28	CHF	83,570	155,978	137,935	18,043
1.000(c)	12M JYOR(c)	03/18/28	JPY	25,486,000	776,457	494,361	282,096
3.500(c)	12M SOFR(c)	03/18/28		$167,590	(746,429)	(732,860)	(13,569)
12M CDOR(d)	2.750(d)	03/18/28	CAD	960	2,831	2,545	286
12M SOFR(c)	3.500(c)	03/18/28		$7,100	31,623	31,544	79
12 GBP(c)	3.750(c)	03/18/28	GBP	175,360	1,274,448	819,756	454,692
3.500(e)	3M AUDOR(e)	03/18/28	AUD	19,980	149,011	152,535	(3,524)
6M NIBOR(c)	4.000(d)	03/18/28	NOK	2,264,900	(432,780)	(546,378)	113,598
12 GBP(c)	4.000(c)	03/18/28	GBP	8,620	117,641	102,843	14,798
2.000(d)	6M EURO(c)	03/18/28	EUR	8,120	57,080	66,936	(9,856)
2.250(d)	6M EURO(c)	03/18/28		11,660	15,594	21,784	(6,190)
12M SOFR(b)	3.368(b)	06/23/28		$228,080	201,942	148,591	53,351
12M EURO(b)	2.000(b)	09/10/28	EUR	324,950	(1,019,777)	(242,757)	(777,020)
2.500(d)	6M EURO(b)	09/10/28		324,950	159,207	(734,666)	893,873
12M SOFR(b)	3.201(b)	10/07/28		$73,530	(96,464)	19,051	(115,515)
12 GBP(b)	3.500(b)	10/27/28	GBP	139,820	(141,466)	(136,979)	(4,487)
6M EURO(c)	2.400(d)	08/11/29	EUR	61,081	(312,121)	(165,841)	(146,280)
3.600(c)	12M SOFR(c)	06/23/30		$240,150	(135,708)	(608,107)	472,399
3.528(c)	12M SOFR(c)	07/15/30		15,760	(21,536)	(40,468)	18,932
3.500(c)	12M GBP(c)	10/27/30	GBP	130,230	993,173	855,590	137,583
12M SOFR(c)	3.265(c)	01/30/31		$37,580	(335,484)	(220,765)	(114,719)
1.000(c)	12M JYOR(c)	03/18/31	JPY	5,712,000	970,923	799,844	171,079
6M EURO(c)	2.250(d)	03/18/31	EUR	36,680	(729,122)	(749,696)	20,574
3M NZDOR(d)	3.500(e)	03/18/31	NZD	46,590	(167,023)	(272,877)	105,854
6M AUDOR(d)	3.750(d)	03/18/31	AUD	37,220	(838,709)	(818,917)	(19,792)
12 GBP(c)	3.750(c)	03/18/31	GBP	18,120	95,362	60,018	35,344
12M SOFR(c)	3.379(c)	08/31/31		$125,460	(664,336)	310,781	(975,117)
12M SOFR(c)	3.845(c)	05/21/32		19,440	194,672	74,042	120,630
3.577(c)	12M SOFR(c)	10/10/32		50,560	348,565	(10,994)	359,559
1.295(c)	12M JYOR(c)	08/02/34	JPY	5,168,176	1,151,599	(439,454)	1,591,053
12M EURO(c)	2.500(c)	02/15/35	EUR	45,150	(609,116)	(404,804)	(204,312)
12M SOFR(c)	4.098(c)	06/24/35		$58,650	(53,477)	(17,500)	(35,977)
12 GBP(c)	4.500(c)	10/28/35	GBP	25,860	149,088	198,280	(49,192)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.000%(c)	12M SOFR(c)	11/27/35		$36,311	$254,977	$(54,394)	$309,371
6M AUDOR(d)	5.000%(d)	11/27/35	AUD	60,306	(207,557)	9,037	(216,594)
0.500(c)	12M CHFOR(c)	03/18/36	CHF	1,840	43,264	30,990	12,274
4.250(c)	12M GBP(c)	03/18/36	GBP	7,290	(187,826)	(160,608)	(27,218)
1.250(c)	12M JYOR(c)	03/18/36	JPY	8,091,000	3,150,113	2,806,564	343,549
4.000(c)	12M SOFR(c)	03/18/36		$18,730	(298,476)	(337,905)	39,429
12M CDOR(d)	3.000(d)	03/18/36	CAD	7,210	(89,855)	(119,789)	29,934
3M STIBOR(c)	3.000(e)	03/18/36	SEK	48,010	13,335	(28,045)	41,380
3M NZDOR(d)	4.000(e)	03/18/36	NZD	17,470	(117,017)	(185,066)	68,049
4.250(d)	6M AUDOR(d)	03/18/36	AUD	7,980	236,093	234,205	1,888
2.500(d)	6M EURO(c)	03/18/36	EUR	24,210	1,130,521	1,129,758	763
4.000(d)	6M NIBOR(c)	03/18/36	NOK	64,180	77,301	98,775	(21,474)
3.805(c)	12M SOFR(c)	08/31/36		$68,890	275,415	(583,803)	859,218
4.250(c)	12M GBP(c)	01/31/39	GBP	18,020	(168,311)	(47,590)	(120,721)
12M SOFR(c)	4.574(c)	07/16/40		$89,020	(399,103)	(52,061)	(347,042)
12M SOFR(c)	4.438(c)	10/09/40		33,990	(306,492)	(6,637)	(299,855)
12M JYOR(c)	2.160(c)	08/02/44	JPY	7,658,714	(2,352,659)	(2,418,977)	66,318
6M EURO(c)	2.750(d)	03/18/46	EUR	4,910	(435,137)	(424,779)	(10,358)
4.213(c)	12M SOFR(c)	05/21/55		$13,210	373,825	49,332	324,493
3.848(c)	12M SOFR(c)	07/17/55		72,070	869,027	77,392	791,635
2.800(d)	6M EURO(c)	08/13/55	EUR	24,700	1,385,137	377,157	1,007,980
6M EURO(c)	2.900(d)	08/15/55		14,260	(310,578)	31,332	(341,910)
3.828(c)	12M SOFR(c)	01/30/56		$10,570	606,415	280,940	325,475
12M JYOR(c)	2.250(c)	03/18/56	JPY	735,000	(587,761)	(569,615)	(18,146)
2.500(d)	6M EURO(c)	03/18/56	EUR	5,310	923,966	907,943	16,023
12M EURO(c)	2.530(c)	03/19/56		22,450	(2,816,097)	(1,030,854)	(1,785,243)
2.610(d)	6M EURO(c)	03/19/56		22,450	3,341,944	1,136,701	2,205,243
3.100(d)	6M EURO(c)	08/15/56		18,520	674,810	319,656	355,154
2.600(d)	6M EURO(c)	08/16/75		9,950	117,118	(87,863)	204,981
3.000(d)	6M EURO(c)	03/18/76		2,740	114,560	115,118	(558)

TOTAL					$5,792,184	$(787,899)	$6,580,083

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.692%	MS & Co. Int. PLC	12/15/56	$8,500	$(97,414)	$(106,796)	$9,382

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 42	1.000%	0.347%	06/20/29	$102,467	$2,226,395	$1,493,709	$732,686
CDX.NA.IG Index 43	1.000	0.400	12/20/29	90,400	2,042,482	1,576,614	465,868
CDX.NA.IG Index 44	1.000	0.456	06/20/30	73,900	1,682,957	1,270,064	412,893
CDX.NA.IG Index 45	1.000	0.499	12/20/30	62,125	1,426,326	1,357,770	68,556
Republic of Chile, 3.240%, 02/06/28	1.000	0.428	12/20/30	5,440	144,093	122,971	21,122
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30	5,160	71,371	69,512	1,859
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.570	12/20/30	5,150	102,041	92,934	9,107

TOTAL					$7,695,665	$5,983,574	$1,712,091

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	23,100,000	$23,100,000	$12,895	$104,234	$(91,339)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	23,100,000	23,100,000	62	15,833	(15,771)
6M IRS	Barclays Bank PLC	3.400	05/14/2026	15,240,000	15,240,000	42,230	48,042	(5,812)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	8,300,000	8,300,000	1,874	105,033	(103,159)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	8,390,000	8,390,000	10,118	126,107	(115,989)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	21,170,000	21,170,000	54,594	143,674	(89,080)
9M IRS	BNP Paribas SA	2.450	03/24/2026	3,920,000	3,920,000	1,638	62,027	(60,389)
9M IRS	BNP Paribas SA	2.250	04/29/2026	5,440,000	5,440,000	4,991	36,726	(31,735)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	10,900,000	10,900,000	9,008	33,389	(24,381)

				119,560,000	$119,560,000	$137,410	$675,065	$(537,655)

Puts
4Y IRS	Citibank NA	2.180	12/03/2029	4,169,860,000	4,169,860,000	482,529	393,370	89,159
3M IRS	JPMorgan Securities, Inc.	3.302	01/28/2026	19,870,000	19,870,000	23,860	26,825	(2,965)

				4,189,730,000	$4,189,730,000	$506,389	$420,195	$86,194

Total purchased option contracts				4,309,290,000	$4,309,290,000	$643,799	$1,095,260	$(451,461)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.917%	01/15/2026	(8,180,000)	$(8,180,000)	$(31,732)	$(53,108)	$21,376
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(8,290,000)	(8,290,000)	(71,447)	(51,892)	(19,555)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(46,200,000)	(46,200,000)	(1,270)	(87,081)	85,811
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(3,550,000)	(3,550,000)	(41,753)	(48,048)	6,295
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(2,470,000)	(2,470,000)	(2,818)	(126,195)	123,377
6M IRS	BNP Paribas SA	2.690	03/08/2027	(1,970,000)	(1,970,000)	(30,982)	(88,390)	57,408
9M IRS	BNP Paribas SA	2.498	03/24/2026	(1,640,000)	(1,640,000)	(864)	(61,805)	60,941
9M IRS	BNP Paribas SA	2.586	04/29/2026	(1,260,000)	(1,260,000)	(2,216)	(36,733)	34,517
9M IRS	BNP Paribas SA	2.400	05/11/2026	(2,522,993)	(2,522,993)	(1,205)	(33,094)	31,889
1M IRS	BofA Securities LLC	2.753	01/02/2026	(8,300,000)	(8,300,000)	(1)	(45,024)	45,023
1M IRS	BofA Securities LLC	2.815	01/09/2026	(8,260,000)	(8,260,000)	(3,418)	(48,332)	44,914
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(1,070,000)	(1,070,000)	(5,764)	(33,326)	27,562
1M IRS	Citibank NA	3.686	01/02/2026	(8,530,000)	(8,530,000)	(18)	(59,390)	59,372
1M IRS	Deutsche Bank AG (London)	3.764	01/08/2026	(8,740,000)	(8,740,000)	(13,826)	(60,787)	46,961
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(8,540,000)	(8,540,000)	(30,174)	(59,396)	29,222
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(8,600,000)	(8,600,000)	(37,438)	(50,203)	12,765

				(128,122,993)	$(128,122,993)	$(274,926)	$(942,804)	$667,878

Puts
1M IRS	Barclays Bank PLC	2.917	01/15/2026	(8,180,000)	(8,180,000)	(45,174)	(53,108)	7,934
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(8,290,000)	(8,290,000)	(29,557)	(51,892)	22,335
1M IRS	BofA Securities LLC	2.753	01/02/2026	(8,300,000)	(8,300,000)	(149,063)	(45,024)	(104,039)
1M IRS	BofA Securities LLC	2.815	01/09/2026	(8,260,000)	(8,260,000)	(101,430)	(48,332)	(53,098)
1M IRS	Citibank NA	3.686	01/02/2026	(8,530,000)	(8,530,000)	(77,539)	(59,390)	(18,149)
4Y IRS	Citibank NA	3.336	12/03/2029	(1,275,190,000)	(1,275,190,000)	(444,021)	(393,371)	(50,650)
1M IRS	Deutsche Bank AG
	(London)	3.764	01/08/2026	(8,740,000)	(8,740,000)	(37,113)	(60,787)	23,674
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(8,540,000)	(8,540,000)	(38,957)	(59,396)	20,439
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(8,600,000)	(8,600,000)	(44,941)	(50,202)	5,261

				(1,342,630,000)	$(1,342,630,000)	$(967,795)	$(821,502)	$(146,293)

Total written option contracts				(1,470,752,993)	$(1,470,752,993)	$(1,242,721)	$(1,764,306)	$521,585

TOTAL				2,838,537,007	$2,838,537,007	$(598,922)	$(669,046)	$70,124

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
4Y IRS	— 4 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 60.3%
Collateralized Mortgage Obligations – 5.5%
Interest Only(a) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$2,885,642	2.002	%(b)	05/15/45	$ 316,411
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,422,847	4.000		09/25/50	285,515
Federal National Mortgage Association REMICS Series 2011-100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
1,670,503	2.461	(b)	10/25/41	180,620
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,481,042	2.681	(b)	07/25/42	144,210
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
704,038	2.161	(b)	01/25/48	80,886
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,194,301	1.832	(b)(c)	03/20/40	186,995
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
2,742,004	2.302	(b)(c)	07/20/43	289,534
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
2,901,898	2.302	(b)(c)	04/20/43	208,241
Government National Mortgage Association REMICS Series 2014-11, Class NI
313,530	4.500	(c)	12/16/42	6,177
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
2,501,122	2.252	(b)(c)	10/20/43	129,895
Government National Mortgage Association REMICS Series 2014-180, Class PI
1,988,611	4.000	(c)	08/20/44	251,163
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
987,724	1.852	(b)(c)	09/20/45	95,060
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,289,082	1.852	(b)(c)	09/20/45	124,385
Government National Mortgage Association REMICS Series 2015-129, Class IC
757,351	4.500	(c)	09/16/45	145,393
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
2,745,344	2.352	(b)(c)	08/20/45	332,492
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,318,321	1.852	(b)(c)	10/20/45	291,792
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
1,769,998	2.352	(b)(c)	09/20/45	214,367
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,089,059	1.802	(b)(c)	01/20/46	341,479
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
805,208	1.812	(b)(c)	07/20/47	78,753

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
$878,887	1.852	%(b)(c)	01/20/48	$ 88,899
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,291,559	2.352	(b)(c)	05/20/48	153,928
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,153,259	2.352	(b)(c)	09/20/48	138,568
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
557,037	2.352	(b)(c)	09/20/48	66,042
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
800,663	2.302	(b)(c)	10/20/48	93,237
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
322,116	2.202	(b)(c)	01/20/49	36,119
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
914,194	2.202	(b)(c)	01/20/49	102,860
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
559,013	2.252	(b)(c)	06/20/49	62,141
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,977,397	3.500	(c)	10/20/49	342,685
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,444,296	2.202	(b)(c)	02/20/50	289,989
Government National Mortgage Association REMICS Series 2020-78, Class DI
2,786,783	4.000	(c)	06/20/50	600,759
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,027,536	2.500	(c)	10/20/50	149,166

				5,827,761

Regular Floater(b) – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
94,901	4.468		03/15/41	94,742
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
88,421	4.448		10/15/36	87,712
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
61,487	4.498		12/15/36	60,982
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
105,623	4.698	(c)	09/15/37	105,239
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
30,230	4.948		06/15/39	30,451
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
190,850	4.389		06/25/36	189,478

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
$221,060	4.389%		08/25/36	$ 219,514
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
209,587	4.389		08/25/36	208,064
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
76,512	4.439		08/25/37	76,089
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
28,439	5.089		10/25/39	28,839

				1,101,110

Sequential Fixed Rate(c) – 1.2%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
2,878,988	5.459	(d)(e)	07/25/65	2,910,145
JP Morgan Mortgage Trust Series 2025-VIS3, Class A1A
3,442,149	5.062	(d)(e)	02/25/66	3,457,573
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
4,025,000	4.879	(d)(e)	05/25/65	4,026,653
RALI Trust Series 2006-QS6, Class 1A13
263,119	6.000		06/25/36	218,421
RALI Trust Series 2006-QS9, Class 1A11
453,627	6.500		07/25/36	374,338
RALI Trust Series 2006-QS2, Class 1A9
168,177	5.500		02/25/36	137,376
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	445,747
RFMSI Trust Series 2007-S9, Class 1A1
1,312,356	6.000		10/25/37	643,933
Verus Securitization Trust Series 2021-7, Class A1
2,650,232	2.829	(d)(e)	10/25/66	2,443,167
Verus Securitization Trust Series 2025-1, Class A1A
3,248,070	5.620	(d)(e)	01/25/70	3,278,007

				17,935,360

Sequential Floating Rate(b)(c) – 3.9%
Angel Oak Mortgage Trust Series 2021-4, Class A1
2,718,717	1.035	(d)	01/20/65	2,314,739
Angel Oak Mortgage Trust Series 2021-6, Class A1
292,479	1.458	(d)	09/25/66	250,710
Angel Oak Mortgage Trust Series 2020-4, Class A3
393,664	2.805	(d)	06/25/65	384,767
Angel Oak Mortgage Trust Series 2020-2, Class M1
1,054,000	4.500	(d)	01/26/65	1,015,103
Angel Oak Mortgage Trust Series 2019-6, Class B1
2,380,000	3.941	(d)	11/25/59	2,307,211
Banc of America Funding Trust Series 2007-2, Class 2A1
4,019	4.927		03/25/37	3,974
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(d)	02/25/55	178,666
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,534,343	4.346		08/25/37	987,338
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
208,308	4.346		07/25/35	136,822

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
$226,490	4.646%		12/25/35	$ 193,919
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
227,533	4.246		08/25/37	143,827
CSMC Trust Series 2022-NQM1, Class A1
1,684,598	2.265	(d)	11/25/66	1,564,210
CSMC Trust Series 2020-AFC1, Class M1
700,000	2.841	(d)	02/25/50	605,504
Ellington Financial Mortgage Trust Series 2022-1, Class A1
2,924,442	2.206	(d)	01/25/67	2,609,729
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	9.524	(d)	12/25/50	689,149
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
1,290,625	4.974	(d)	05/25/45	1,294,815
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
306,273	6.039	(d)	04/25/49	310,514
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	6.874	(d)	04/25/42	285,060
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	7.424	(d)	10/25/43	2,285,158
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,350,000	5.674	(d)	01/25/44	1,356,813
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
991,262	5.024	(d)	03/25/44	992,197
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
3,200,000	5.524	(d)	05/25/44	3,216,577
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
900,000	5.824	(d)	03/25/44	905,968
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
2,275,000	6.674	(d)	03/25/44	2,348,582
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
147,261	4.874	(d)	07/25/44	147,276
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,475,000	5.474	(d)	09/25/44	2,478,625

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1B1 (1 mo. USD Term SOFR + 2.050%)
$1,400,000	5.924	%(d)	09/25/44	$ 1,409,053
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1B1 (1 mo. USD Term SOFR + 1.700%)
2,172,000	5.574	(d)	01/25/45	2,175,199
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2M2 (1 mo. USD Term SOFR + 2.250%)
2,300,000	6.124	(d)	03/25/45	2,330,997
GCAT Trust Series 2020-NQM2, Class M1
1,625,000	3.589	(d)	04/25/65	1,519,048
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
3,041,964	2.202	(a)	05/20/53	175,801
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,117,707	2.520	(d)	05/25/52	963,737
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
377,007	3.511	(d)	07/25/52	342,066
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,272,224	5.000	(d)	07/25/53	1,264,720
JP Morgan Mortgage Trust Series 2024-2, Class A5A
600,000	6.000	(d)	08/25/54	611,743
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,253,055	5.990	(d)	07/25/64	1,265,909
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,842,113	3.000	(d)	05/25/54	1,682,442
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,404,956	6.192	(d)	07/25/64	1,421,960
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
554,396	5.250	(d)	11/25/63	560,653
JP Morgan Mortgage Trust Series 2024-1, Class A4
523,833	6.000	(d)	06/25/54	527,164
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(d)	01/26/65	739,050
Mill City Mortgage Loan Trust Series 2017-2, Class A3
224,493	3.250	(d)	07/25/59	220,758
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(d)	11/25/61	401,820
OBX Trust Series 2022-J2, Class A1
905,555	3.500	(d)	08/25/52	826,319
OBX Trust Series 2022-NQM1, Class A1
1,311,886	2.305	(d)	11/25/61	1,189,804
PRKCM Trust Series 2021-AFC2, Class A1
1,681,209	2.071	(d)	11/25/56	1,505,536
RALI Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
52,793	4.256		09/25/46	52,229
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(d)	05/25/60	148,526
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(d)	04/25/60	1,844,700
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(d)	01/25/60	502,389
Verus Securitization Trust Series 2021-6, Class A1
260,275	1.630	(d)	10/25/66	230,745

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Verus Securitization Trust Series 2021-8, Class A1
$632,282	2.824	%(d)	11/25/66	$ 591,252
Verus Securitization Trust Series 2021-7, Class A2
2,121,147	2.137	(d)	10/25/66	1,889,605
Verus Securitization Trust Series 2022-1, Class A3
975,893	3.288	(d)	01/25/67	912,065
Verus Securitization Trust Series 2025-1, Class A1
2,436,055	5.620	(d)	01/25/70	2,461,929
Visio Trust Series 2020-1, Class M1
500,000	4.450	(d)	08/25/55	486,420

				59,260,892

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				84,125,123

Commercial Mortgage-Backed Securities – 13.2%
Regular Floater(b)(d) – 0.5%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,800,000	5.243%		11/15/41	$ 1,801,422
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
4,425,000	5.883		11/15/29	4,445,385
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
550,000	6.680		11/15/29	561,566

				6,808,373

Sequential Fixed Rate – 3.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
2,300,000	3.901	(d)	08/10/35	2,224,021
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(c)	12/15/64	931,698
Bank Series 2023-BNK45, Class A5
725,000	5.203	(c)	02/15/56	744,307
Bank Series 2019-BN18, Class A4
1,500,000	3.584	(c)	05/15/62	1,442,308
Bank Series 2025-BNK51, Class A5
1,500,000	5.290	(c)	12/25/67	1,544,825
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,382,646
Bank5 Series 2024-5YR10, Class A3
1,250,000	5.302	(c)	10/15/57	1,287,467
Bank5 Series 2024-5YR11, Class A3
1,500,000	5.893	(c)	11/15/57	1,576,986
Bank5 Series 2024-5YR11, Class AS
675,000	6.139	(c)	11/15/57	706,318
Bank5 Series 2025-5YR19, Class AS
5,000,000	5.611	(c)	12/15/58	5,161,245
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,647,803
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	791,438
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,444,563
BBCMS Mortgage Trust Series 2024-5C29, Class A3
1,450,000	5.208	(c)	09/15/57	1,489,988

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Benchmark Mortgage Trust Series 2022-B33, Class A5
$1,125,000	3.458	%(c)	03/15/55	$ 1,048,485
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	885,515
Benchmark Mortgage Trust Series 2021-B24, Class A5
1,325,000	2.584	(c)	03/15/54	1,185,627
Benchmark Mortgage Trust Series 2020-B22, Class A5
1,050,000	1.973	(c)	01/15/54	929,499
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,214,326
BWAY Mortgage Trust Series 2013-1515, Class A2
1,676,683	3.454	(c)(d)	03/10/33	1,590,480
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	701,825
COMM Mortgage Trust Series 2024-277P, Class A
2,500,000	6.338	(d)	08/10/44	2,631,276
CSMC Trust Series 2017-TIME, Class A
1,600,000	3.646	(d)	11/13/39	1,519,103
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,437,872
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,400,000	3.598	(c)(d)	06/05/39	1,307,831
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,900,000	6.234	(d)	06/05/42	1,986,209
Morgan Stanley Capital I Trust Series 2014-150E, Class A
1,600,000	3.912	(c)(d)	09/09/32	1,415,839
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,659,704
ROCK Trust Series 2024-CNTR, Class A
3,900,000	5.388	(d)	11/13/41	4,007,977
ROCK Trust Series 2024-CNTR, Class D
2,350,000	7.109	(d)	11/13/41	2,454,082
SLG Office Trust Series 2021-OVA, Class A
3,000,000	2.585	(d)	07/15/41	2,676,220
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	705,266
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(c)	04/15/54	1,356,112

				53,088,861

Sequential Floating Rate – 9.2%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778	(b)	11/15/54	904,177
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR + 1.743%)
3,450,000	5.494	(b)(d)	06/15/40	3,459,868
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
505,666	3.989	(b)(c)	09/15/48	501,474
Bank Series 2021-BN37, Class A5
600,000	2.618	(b)(c)	11/15/64	536,544
Bank Series 2021-BN31, Class AS
2,950,000	2.211	(b)(c)	02/15/54	2,548,290
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(b)(c)	02/15/55	2,187,267

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Bank Series 2021-BN33, Class AS
$1,470,000	2.792	%(c)	05/15/64	$ 1,299,315
Bank Series 2025-BNK50, Class AS
1,575,000	5.875	(b)(c)	05/15/68	1,669,389
Bank Series 2025-BNK51, Class B
3,050,000	5.895	(b)(c)	12/25/67	3,131,119
Bank5 Series 2024-5YR8, Class C
300,000	6.775	(b)(c)	08/15/57	311,850
Bank5 Series 2024-5YR9, Class AS
1,150,000	6.182	(b)(c)	08/15/57	1,203,233
Bank5 Series 2024-5YR10, Class AS
500,000	5.637	(c)	10/15/57	514,486
Bank5 Series 2025-5YR17, Class C
3,052,000	5.894	(b)(c)	11/15/58	3,008,675
Bank5 Series 2025-5YR16, Class AS
3,050,000	5.751	(b)(c)	08/15/63	3,168,596
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
2,600,000	4.670	(b)(d)	03/15/37	2,459,532
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	4.919	(b)(d)	03/15/37	676,060
BBCMS Mortgage Trust Series 2025-5C36, Class AS
2,550,000	5.835	(b)(c)	08/15/58	2,647,776
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002	(b)	01/15/55	1,612,042
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
3,500,000	4.674	(b)(d)	10/10/42	3,497,804
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,950,000	5.451	(b)(d)	10/10/42	1,970,716
BFLD Commercial Mortgage Trust Series 2025-660F, Class D (1 mo. USD Term SOFR + 2.750%)
5,000,000	6.500	(b)(d)	11/15/42	5,025,563
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,250,000	5.650	(b)(d)	06/15/42	2,250,730
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.810	(b)	07/15/54	1,382,182
BPR Trust Series 2024-PMDW, Class A
850,000	5.358	(b)(d)	11/05/41	869,512
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
2,400,000	5.369	(b)(d)	06/15/44	2,465,458
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
824,442	5.142	(b)(d)	03/15/41	824,005
BX Commercial Mortgage Trust Series 2024-AIRC, Class A (1 mo. USD Term SOFR + 1.691%)
1,029,815	5.441	(b)(d)	08/15/41	1,030,819
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
1,000,000	5.410	(b)(d)	11/13/46	1,011,180
BX Commercial Mortgage Trust Series 2025-BCAT, Class C (1 mo. USD Term SOFR + 1.900%)
766,628	5.650	(b)(d)	08/15/42	767,244
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	5.392	(b)(d)	02/15/41	1,419,597

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
$500,000	5.840	%(b)(d)	03/15/41	$ 499,999
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	6.789	(b)(d)	03/15/41	149,951
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,888,899	5.591	(b)(d)	04/15/41	1,888,703
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
1,625,888	6.290	(b)(d)	04/15/41	1,627,829
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,693,395	4.894	(b)(d)	03/15/30	1,690,588
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
2,450,000	5.150	(b)(d)	06/15/35	2,448,864
BX Trust Series 2025-ARIA, Class A
3,700,000	5.031	(b)(d)	12/13/42	3,722,969
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(b)(c)	08/15/51	1,733,360
CSTL Commercial Mortgage Trust Series 2024-GATE, Class A
1,675,000	4.764	(b)(d)	11/10/41	1,683,064
DBC Mortgage Trust Series 2025-DBC, Class B (1 mo. USD Term SOFR + 1.600%)
1,950,000	5.351	(b)(c)(d)	11/15/42	1,950,352
Durst Commercial Mortgage Trust Series 2025-151, Class A
2,800,000	5.145	(b)(d)	08/10/42	2,856,145
Durst Commercial Mortgage Trust Series 2025-151, Class B
5,850,000	5.582	(b)(d)	08/10/42	5,960,760
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,250,000	5.824	(b)(d)	08/10/42	1,273,273
Houston Galleria Mall Trust Series 2025-HGLR, Class A
1,150,000	5.462	(b)(d)	02/05/45	1,189,348
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
1,070,000	5.952	(b)(d)	01/13/40	1,102,752
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
900,000	6.340	(b)(d)	01/13/40	936,025
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
4,225,000	5.467	(b)(d)	01/13/40	4,375,249
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class A
2,900,000	5.292	(b)(d)	07/13/42	2,955,353
IRV Trust Series 2025-200P, Class A
3,100,000	5.295	(b)(c)(d)	03/14/47	3,160,665
IRV Trust Series 2025-200P, Class D
950,000	6.166	(b)(c)(d)	03/14/47	964,642
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
1,150,612	5.107	(b)(d)	04/15/37	1,129,315
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,450,000	5.797	(b)(d)	10/05/39	1,476,477
KIND Commercial Mortgage Trust Series 2024-1, Class A (1 mo. USD Term SOFR + 1.890%)
1,950,000	5.640	(b)(d)	08/15/41	1,951,882

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
KRE Commercial Mortgage Trust Series 2025-AIP4, Class B (1 mo. USD Term SOFR + 1.600%)
$4,500,000	5.350	%(b)(d)	03/15/42	$ 4,487,725
LEX Mortgage Trust Series 2024-BBG, Class A
1,350,000	4.874	(b)(c)(d)	10/13/33	1,358,648
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
3,700,000	6.359	(b)(d)	10/15/42	3,749,751
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
550,000	3.792	(b)(c)	04/15/55	517,867
NY Commercial Mortgage Trust Series 2025-299P, Class B
1,050,000	5.928	(b)(d)	02/10/47	1,092,141
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,300,000	6.161	(b)(d)	07/13/42	1,311,953
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,550,000	5.493	(b)(d)	10/15/40	1,553,372
NYC Commercial Mortgage Trust Series 2025-11X, Class C (1 mo. USD Term SOFR + 2.442%)
2,900,000	6.192	(b)(d)	10/15/40	2,906,535
NYC Trust Series 2025-77C, Class A
4,500,000	4.790	(b)(d)	01/10/38	4,517,018
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	4.816	(b)(d)	01/15/36	1,592,112
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,500,000	5.344	(b)(d)	08/10/42	2,559,376
PENN Commercial Mortgage Trust Series 2025-P11, Class B
1,000,000	5.927	(b)(d)	08/10/42	1,028,997
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D (1 mo. USD Term SOFR + 3.091%)
800,000	6.841	(b)(d)	04/15/42	800,874
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,750,000	5.034	(b)(d)	10/13/39	2,757,902
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	5.861	(b)(d)	10/13/39	1,354,156
WB Commercial Mortgage Trust Series 2024-HQ, Class B
2,425,000	6.420	(b)(d)	03/15/40	2,435,027
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	5.308	(b)(d)	07/15/35	1,765,174
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.743	(b)(d)	07/15/35	1,107,625
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
1,650,000	5.350	(b)(d)	07/15/40	1,694,665

				139,672,986

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 199,570,220

Federal Agencies – 41.6%
Federal Home Loan Mortgage Corp. – 0.0%
$2,417	5.000%		01/01/33	$ 2,466
200	5.000		03/01/33	205
2,959	5.000		04/01/33	3,021
346	5.000		05/01/33	353
1,141	5.000		06/01/33	1,164
7,164	5.000		07/01/33	7,315
10,895	5.000		08/01/33	11,122
1,148	5.000		09/01/33	1,171

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$2,707	5.000%	10/01/33		$ 2,764
4,889	5.000	11/01/33		4,992
2,338	5.000	12/01/33		2,387
2,106	5.000	01/01/34		2,151
7,096	5.000	02/01/34		7,247
4,025	5.000	03/01/34		4,115
5,155	5.000	04/01/34		5,271
7,036	5.000	05/01/34		7,184
124,590	5.000	06/01/34		127,235
2,635	5.000	11/01/34		2,694
28,607	5.000	04/01/35		29,210
7	5.000	11/01/35		7

				222,074

Government National Mortgage Association – 13.3%
6,353,966	4.500	12/20/48		6,316,210
2,321,973	5.000	12/20/48		2,357,814
3,668,841	4.500	01/20/49		3,642,454
1,490,916	2.500	10/20/51		1,286,511
1,861,624	2.500	11/20/51		1,605,232
2,545,915	2.500	12/20/51		2,197,126
8,000,000	2.000	TBA-30yr	(f)	6,621,183
3,000,000	2.500	TBA-30yr	(f)	2,587,150
49,000,000	4.000	TBA-30yr	(f)	46,236,233
49,000,000	4.500	TBA-30yr	(f)	47,730,748
46,000,000	5.000	TBA-30yr	(f)	45,888,459
35,000,000	6.000	TBA-30yr	(f)	35,665,144

				202,134,264

Uniform Mortgage-Backed Security – 28.3%
11,420	4.500	08/01/37		11,499
2,420	4.500	04/01/39		2,425
3,774	4.000	08/01/39		3,701
1,732	4.000	09/01/39		1,698
13,466	4.500	10/01/39		13,513
1,794	4.500	05/01/41		1,794
7,272	4.500	06/01/41		7,279
7,796	4.500	08/01/41		7,795
2,096	4.500	10/01/41		2,097
559	4.500	11/01/42		559
9,729	4.500	12/01/43		9,720
358,765	4.500	11/01/48		356,111
65,855	4.500	01/01/49		65,326
307,144	4.500	06/01/49		304,681
324,834	4.500	08/01/49		321,620
195,969	4.500	01/01/50		194,358
5,504,940	6.000	01/01/53		5,713,380
1,565,757	5.500	04/01/53		1,608,641
2,226,728	6.000	04/01/53		2,322,185
2,018,215	6.000	12/01/54		2,089,040
41,000,000	2.500	TBA-30yr	(f)	34,649,805
10,000,000	3.000	TBA-30yr	(f)	8,838,281
154,000,000	5.500	TBA-30yr	(f)	156,147,576
46,000,000	6.000	TBA-30yr	(f)	47,223,674

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$161,000,000	7.000%	TBA-30yr	(f)	$ 169,375,526

				429,272,284

TOTAL FEDERAL AGENCIES				$ 631,628,622

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $911,197,336)				$ 915,323,965

Asset-Backed Securities – 19.0%
Automotive(c) – 0.7%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$128,313	4.700%	09/15/27		$ 128,354
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
500,000	4.670	08/15/28		501,107
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
1,950,000	4.780	07/16/29		1,964,195
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
1,550,000	4.980	12/11/36		1,593,698
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
92,303	4.760	08/16/27		92,340
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
1,800,000	4.740	01/16/29		1,805,324
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
422,665	5.300	06/21/27		423,949
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
1,417,388	4.710	02/15/28		1,422,802
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(d)
2,200,000	4.660	09/15/28		2,206,126

				10,137,895

Collateralized Loan Obligations – 16.4%
1988 CLO 3 Ltd. Series 2023-3A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.250%)
2,500,000	5.155	10/15/38		2,494,572
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
2,100,000	6.505	04/15/37		2,106,080
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
2,700,000	8.155	04/15/37		2,713,025
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
1,900,000	7.205	07/15/37		1,904,906
1988 CLO 6 Ltd. Series 2025-6A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 4.900%)
2,100,000	8.805	04/15/38		2,035,110
AGL CLO 42 Ltd. Series 2025-42A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.300%)
6,175,000	5.569	07/22/38		6,194,995
AMMC CLO 32 Ltd. Series 2025-32A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.360%)
4,825,000	5.565	10/17/38		4,838,264
Apidos CLO XXIII Series 2015-23A, Class ARR(b)(c)(d) (3 mo. USD Term SOFR + 1.050%)
2,332,994	4.955	04/15/33		2,333,439

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
ARES LXV CLO Ltd. Series 2022-65A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.120%)
	$3,775,000	4.978%	07/25/34	$ 3,774,634
Arini European CLO VII DAC Series 7A, Class B(b)(c)(d) (3 mo. EUR EURIBOR + 1.800%)
EUR	2,100,000	3.895	01/15/39	2,467,644
Arini European CLO VII DAC Series 7A, Class D(b)(c)(d) (3 mo. EUR EURIBOR + 2.850%)
	2,300,000	4.945	01/15/39	2,686,496
Bain Capital Credit CLO Ltd. Series 2022-1A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 2.750%)
	$4,000,000	6.634	10/18/38	4,010,652
Bain Capital Credit CLO Ltd. Series 2025-5A, Class E(b)(c)(d) (-1X 3 mo. USD Term SOFR + 5.000%)
	1,600,000	0.000	01/19/39	1,596,680
Balboa Bay Loan Funding Ltd. Series 2023-2A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	4,350,000	5.034	10/20/36	4,347,007
BBAM U.S. CLO V Ltd. Series 2025-5A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.360%)
	6,025,000	5.356	07/25/38	6,037,713
BBAM U.S. CLO V Ltd. Series 2025-5A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	4,150,000	5.796	07/25/38	4,162,296
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	8.108	01/25/36	2,004,524
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	9.958	04/25/37	1,012,237
BlackRock European CLO XII DAC Series 12A, Class BR(b)(c)(d) (3 mo. EUR EURIBOR + 2.000%)
EUR	1,500,000	4.065	01/25/38	1,763,683
Brant Point CLO Ltd. Series 2024-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	$2,400,000	5.489	02/20/37	2,402,371
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	5.009	04/15/35	940,145
Bryant Park CLO Ltd. Series 2025-27A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 5.450%)
	$2,350,000	9.665	07/20/38	2,324,789
Bryant Park CLO Ltd. Series 2025-27A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	5,000,000	5.904	07/20/38	5,013,555
Bryant Park Funding Ltd. Series 2023-21A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.270%)
	2,000,000	5.181	10/18/38	2,000,640
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	9.884	07/20/37	628,349
Carlyle U.S. CLO Ltd. Series 2024-6A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.340%)
	4,175,000	5.198	10/25/37	4,186,890
CBAM Ltd. Series 2018-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.340%)
	9,225,000	5.452	10/17/38	9,235,111

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
CBAM Ltd. Series 2018-5A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	$3,800,000	7.112%	10/17/38	$ 3,804,689
CBAMR Ltd. Series 2021-14A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.280%)
	5,230,000	5.236	10/20/38	5,237,406
Cedar Funding IV CLO Ltd. Series 2014-4A, Class AR3(b)(c)(d) (3 mo. USD Term SOFR + 1.340%)
	5,200,000	5.200	01/23/38	5,211,487
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
	1,025,000	11.534	01/20/37	1,025,820
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
	1,300,000	6.184	01/20/37	1,303,442
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
	2,000,000	5.280	04/21/35	2,001,828
CIFC Funding Ltd. Series 2019-4A, Class A1R2(b)(c)(d) (3 mo. USD Term SOFR + 1.300%)
	3,900,000	5.205	07/15/38	3,912,480
CIFC Funding Ltd. Series 2021-6A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.312%)
	3,000,000	6.216	10/15/34	3,006,051
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
	1,300,000	8.384	04/20/37	1,304,419
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	1,700,000	5.484	04/20/37	1,704,327
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,600,000	3.709	05/26/38	1,856,128
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
	1,800,000	3.704	04/20/38	2,091,338
Dryden 113 CLO Ltd. Series 2022-113A, Class CR3(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	$3,250,000	5.505	10/15/37	3,253,165
Dryden 90 CLO Ltd. Series 2021-90A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,750,000	6.863	11/15/38	3,757,372
Dryden 97 CLO Ltd. Series 2022-97A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 2.900%)
	2,150,000	6.784	10/20/38	2,158,011
Elmwood CLO 21 Ltd. Series 2022-8A, Class D1R2(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
	3,600,000	6.497	10/15/38	3,606,865
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	1,325,000	5.584	04/20/37	1,326,552
Elmwood CLO 35 Ltd. Series 2024-11A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.340%)
	6,650,000	5.224	10/18/37	6,666,206
Elmwood CLO IV Ltd. Series 2020-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	6,400,000	5.344	04/18/37	6,410,291

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Empower CLO Ltd. Series 2023-2A, Class BR(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
	$3,500,000	5.605%	10/15/38	$ 3,510,206
Halsey Point CLO I Ltd. Series 2019-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	5,000,000	5.334	10/20/37	5,017,635
HalseyPoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.600%)
	1,425,000	7.484	07/20/37	1,428,273
Harvest CLO XXXVII DAC Series 37A, Class B(b)(c)(d) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,900,000	3.848	01/15/39	2,233,206
Kennedy Lewis CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
	$2,000,000	5.454	07/20/37	2,004,246
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
	1,000,000	7.037	01/20/37	1,000,000
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	5.435	04/15/37	1,502,769
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
	6,700,000	5.466	07/15/34	6,694,399
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
	2,725,000	5.050	02/15/29	2,758,603
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	5.014	05/15/34	1,381,628
OCP CLO Ltd. Series 2025-45A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 4.750%)
	$2,720,000	8.621	10/15/38	2,727,317
OCP Euro DAC Series 2025-12A, Class B1(b)(c)(d) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,000,000	3.704	01/20/38	2,336,067
Octagon 67 Ltd. Series 2023-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.450%)
	$4,000,000	5.308	07/25/38	4,013,464
OHA Loan Funding Ltd. Series 2013-2A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.220%)
	2,525,000	5.349	10/20/38	2,522,336
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	6.905	04/15/31	3,007,446
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	9.258	01/25/37	1,351,762
Park Blue CLO Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.420%)
	1,200,000	5.304	10/20/37	1,204,326
Penta CLO DAC Series 2021-2A, Class BR(b)(c)(d) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,350,000	3.676	04/15/38	1,564,366
Pikes Peak CLO Ltd. Series 2023-14A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.150%)
	$3,000,000	7.034	07/20/38	3,010,122

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Providus CLO Series 13A, Class B(b)(c)(d) (3 mo. EUR EURIBOR + 1.800%)
EUR	7,900,000	3.954%	11/19/39	$ 9,285,352
Rad CLO 31 Ltd. Series 2025-31A, Class C1A(b)(c)(d) (3 mo. USD Term SOFR + 2.400%)
	$3,000,000	6.077	04/17/39	3,001,161
RRE 2 Loan Management DAC Series 2A, Class A2RR(b)(c)(d) (3 mo. EUR EURIBOR + 1.750%)
EUR	5,300,000	3.796	01/15/41	6,215,256
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
	2,200,000	3.759	01/15/37	2,585,843
Silver Point CLO 3 Ltd. Series 2023-3A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 2.900%)
	$1,000,000	6.649	01/18/39	1,000,681
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	652,537	3.967	10/15/41	643,140
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	152,027	5.750	12/20/50	155,185
Symphony CLO 36 Ltd. Series 2025-52A, Class D1R(b)(c)(d) (-1X 3 mo. USD Term SOFR + 2.500%)
	3,625,000	0.000	01/20/36	3,625,000
Tallman Park CLO Ltd. Series 2021-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.330%)
	7,325,000	5.214	07/20/38	7,345,180
Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R(b)(c)(d) (3 mo. USD Term SOFR + 3.100%)
	2,825,000	6.984	03/20/38	2,833,613
Trinitas CLO XXIII Ltd. Series 2023-23A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.310%)
	2,000,000	5.194	10/20/38	2,002,564
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
	1,870,000	5.710	01/23/37	1,870,000
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1R(b)(c)(d) (-1X 3 mo. USD Term SOFR + 1.240%)
	1,870,000	0.000	01/23/39	1,870,000
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	6.534	04/20/37	1,705,404
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
	1,884,906	5.084	07/20/32	1,886,041
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
	1,375,000	7.555	04/15/37	1,379,960
Wellington Management CLO 5 Ltd. Series 2025-5A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.290%)
	6,100,000	5.251	10/18/38	6,110,754
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.490%)
	2,000,000	5.349	07/28/37	2,003,430

				249,640,419

Collateralized Mortgage Obligations(b)(c)(d) – 0.1%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
	1,700,000	5.384	04/19/37	1,702,729

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card(c) –0.6%
American Express Credit Account Master Trust Series 2025-3, Class A
$2,950,000	4.510%	04/15/32	$ 3,006,854
Barclays Dryrock Issuance Trust Series 2025-1, Class A
2,625,000	3.970	07/15/31	2,633,628
Capital One Multi-Asset Execution Trust Series 2025-A3, Class A
2,125,000	4.650	10/15/37	2,129,936
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
2,175,000	4.490	06/21/32	2,217,332

			9,987,750

Home Equity(b)(c) – 0.1%
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(d) (1 mo. USD Term SOFR + 1.600%)
271,230	5.518	05/20/54	272,359
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
543,765	5.668	11/25/53	545,778
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
48,192	4.285	03/25/37	52,890
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
634,711	4.186	11/25/36	99,390

			970,417

Student Loan(b)(c)(d) – 1.1%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	11.635	01/15/37	1,005,740
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	7.744	04/16/37	1,004,322
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
1,325,000	7.884	01/20/37	1,328,739
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	7.805	04/15/37	1,255,644
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	5.735	01/15/37	3,906,977
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	5.404	04/18/37	2,882,693
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	5.414	04/20/38	2,005,534
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	7.360	04/23/38	1,983,554

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b)(c)(d) – (continued)
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
	$1,325,000	8.384%	01/20/37	$ 1,327,726

				16,700,929

TOTAL ASSET-BACKED SECURITIES (Cost $287,856,707)				$ 289,140,139

Corporate Obligations – 15.5%
Advertising(c) – 0.1%
Lamar Media Corp.
	$535,000	3.625%	01/15/31	$ 503,708
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
	254,000	5.000	08/15/27	254,195

				757,903

Aerospace & Defense(c) – 0.3%
Boeing Co.
	3,900,000	5.150	05/01/30	4,007,406
TransDigm, Inc.(d)
	795,000	6.750	08/15/28	810,296

				4,817,702

Airlines(c)(d) – 0.1%
American Airlines, Inc.
	915,000	7.250	02/15/28	935,194

Apparel(c)(d) – 0.1%
Beach Acquisition Bidco LLC
EUR	469,000	5.250	07/15/32	562,082
Champ Acquisition Corp.
	$1,360,000	8.375	12/01/31	1,468,392

				2,030,474

Automotive(c)(d) – 0.3%
Nissan Motor Acceptance Co. LLC
	2,110,000	2.000	03/09/26	2,092,508
Phinia, Inc.
	370,000	6.750	04/15/29	383,279
	460,000	6.625	10/15/32	476,358
Qnity Electronics, Inc.
	895,000	5.750	08/15/32	916,793
	440,000	6.250	08/15/33	456,958
ZF North America Capital, Inc.
	885,000	6.875	04/14/28	899,576

				5,225,472

Banks(c) – 1.0%
Banco Mercantil del Norte SA(b)(d) (5 yr. CMT + 4.643%)
	1,190,000	5.875	01/24/27	1,182,336
Bank of America Corp.(b) (5 yr. CMT + 2.760%)
	2,565,000	4.375	01/27/27	2,540,786
Barclays PLC(b)
(5 yr. CMT + 5.431%)
	415,000	8.000	03/15/29	441,614

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(c) – (continued)
Barclays PLC(b) – (continued)
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
$435,000	7.625%		03/15/35	$ 463,445
Citigroup, Inc.(b) (5 yr. CMT + 3.001%)
1,430,000	6.625		02/15/31	1,449,662
(5 yr. CMT + 3.209%)
2,365,000	7.375		05/15/28	2,464,803
(Secured Overnight Financing Rate + 1.887%)
3,160,000	4.658		05/24/28	3,187,366
Societe Generale SA(b) (5 yr. USD Swap + 3.929%)
224,000	6.750		04/06/28	226,639
Walker & Dunlop, Inc.(d)
505,000	6.625		04/01/33	517,852
Wells Fargo & Co.(b) (5 yr. CMT + 3.453%)
2,565,000	3.900		03/15/26	2,556,279

				15,030,782

Building Materials(c)(d) – 0.2%
Builders FirstSource, Inc.
1,295,000	6.750		05/15/35	1,356,176
Quikrete Holdings, Inc.
1,300,000	6.750		03/01/33	1,357,434
Standard Building Solutions, Inc.
610,000	6.500		08/15/32	628,824

				3,342,434

Chemicals(c) – 0.8%
Chemours Co.
285,000	5.375		05/15/27	285,547
450,000	5.750	(d)	11/15/28	437,702
415,000	8.000	(d)	01/15/33	401,322
Ingevity Corp.(d)
1,461,000	3.875		11/01/28	1,417,418
Methanex U.S. Operations, Inc.(d)
630,000	6.250		03/15/32	649,530
OCP SA
320,000	6.100	(d)	04/30/30	334,118
1,800,000	6.750	(d)	05/02/34	1,941,210
1,200,000	7.500		05/02/54	1,325,976
Olympus Water U.S. Holding Corp.(d)
895,000	7.250		06/15/31	916,158
Solstice Advanced Materials, Inc.(d)
2,715,000	5.625		09/30/33	2,740,793
WR Grace Holdings LLC(d)
1,315,000	5.625		08/15/29	1,248,671

				11,698,445

Commercial Services – 0.5%
ADT Security Corp.(c)(d)
1,525,000	4.125		08/01/29	1,488,415
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
1,390,000	6.000		06/01/29	1,376,155
Belron U.K. Finance PLC(c)(d)
470,000	5.750		10/15/29	479,875
DP World Crescent Ltd.(d)
1,530,000	5.500		05/08/35	1,575,487

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Garda World Security Corp.(c)(d)
$360,000	8.375%	11/15/32	$ 367,247
Mavis Tire Express Services Topco Corp.(c)(d)
1,380,000	6.500	05/15/29	1,374,825
TriNet Group, Inc.(c)(d)
525,000	3.500	03/01/29	496,377
United Rentals North America, Inc.(c)
424,000	3.875	02/15/31	405,785

			7,564,166

Computers(c)(d) – 0.5%
Ahead DB Holdings LLC
2,605,000	6.625	05/01/28	2,621,880
KBR, Inc.
498,000	4.750	09/30/28	490,296
McAfee Corp.
1,575,000	7.375	02/15/30	1,374,597
Seagate Data Storage Technology Pte. Ltd.
430,000	8.250	12/15/29	456,471
Virtusa Corp.
2,895,000	7.125	12/15/28	2,852,038

			7,795,282

Diversified Financial Services(c) – 1.2%
AG Issuer LLC(d)
1,193,000	6.250	03/01/28	1,197,808
Focus Financial Partners LLC(d)
1,100,000	6.750	09/15/31	1,137,587
Freedom Mortgage Holdings LLC(d)
1,395,000	9.250	02/01/29	1,462,825
goeasy Ltd.(d)
1,155,000	6.875	02/15/31	1,078,608
Jane Street Group/JSG Finance, Inc.(d)
905,000	6.125	11/01/32	921,372
Midcap Financial Issuer Trust(d)
1,176,000	6.500	05/01/28	1,173,436
Navient Corp.
615,000	5.500	03/15/29	609,988
860,000	9.375	07/25/30	955,417
OneMain Finance Corp.
645,000	3.875	09/15/28	628,049
1,055,000	4.000	09/15/30	988,503
PennyMac Financial Services, Inc.(d)
2,605,000	6.875	05/15/32	2,728,321
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(d)
4,720,000	2.875	10/15/26	4,651,890
StoneX Group, Inc.(d)
685,000	7.875	03/01/31	726,217

			18,260,021

Electrical(c)(d) – 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
960,000	6.375	02/15/32	961,142
Calpine Corp.
733,000	4.625	02/01/29	732,421
Lightning Power LLC
720,000	7.250	08/15/32	765,706

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(c)(d) – (continued)
NRG Energy, Inc.
$535,000	3.375%		02/15/29	$ 511,390
Talen Energy Supply LLC
2,660,000	6.250		02/01/34	2,712,881
Vistra Operations Co. LLC
1,015,000	4.375		05/01/29	1,002,018

				6,685,558

Electronics(c)(d) – 0.2%
Imola Merger Corp.
495,000	4.750		05/15/29	489,000
Sensata Technologies BV
319,000	4.000		04/15/29	311,341
Sensata Technologies, Inc.
1,059,000	4.375		02/15/30	1,034,516
TTM Technologies, Inc.
1,040,000	4.000		03/01/29	1,015,768

				2,850,625

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
173,000	3.850		03/29/26	171,486
Greenko Power II Ltd.
152,000	4.300		12/13/28	144,019

				315,505

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc.(d)
505,000	4.500		04/15/29	498,253
Global Infrastructure Solutions, Inc.(d)
1,355,000	5.625		06/01/29	1,353,089
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	318,602
1,726,000	5.500		07/31/47	1,520,498

				3,690,442

Entertainment(c)(d) – 0.3%
Caesars Entertainment, Inc.
670,000	6.000		10/15/32	651,970
Cinemark USA, Inc.
510,000	7.000		08/01/32	529,028
Light & Wonder International, Inc.
2,710,000	6.250		10/01/33	2,742,466

				3,923,464

Environmental(c)(d) – 0.2%
Madison IAQ LLC
654,000	5.875		06/30/29	650,410
Waste Pro USA, Inc.
2,015,000	7.000		02/01/33	2,078,815

				2,729,225

Food & Drug Retailing(c)(d) – 0.4%
Lamb Weston Holdings, Inc.
1,540,000	4.125		01/31/30	1,488,964
Performance Food Group, Inc.
701,000	5.500		10/15/27	701,379

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(c)(d) – (continued)
Post Holdings, Inc.
	$1,335,000	6.375%	03/01/33	$ 1,348,016
U.S. Foods, Inc.
	1,210,000	6.875	09/15/28	1,248,587
United Natural Foods, Inc.
	1,060,000	6.750	10/15/28	1,060,000

				5,846,946

Healthcare Providers & Services(c) – 0.8%
Charles River Laboratories International, Inc.(d)
	1,035,000	3.750	03/15/29	1,000,162
Encompass Health Corp.
	1,381,000	4.500	02/01/28	1,377,976
Global Medical Response, Inc.(d)
	2,615,000	7.375	10/01/32	2,722,738
LifePoint Health, Inc.(d)
	1,485,000	5.375	01/15/29	1,455,404
Medline Borrower LP(d)
	1,257,000	5.250	10/01/29	1,264,001
Prime Healthcare Services, Inc.(d)
	790,000	9.375	09/01/29	832,123
Select Medical Corp.(d)
	2,680,000	6.250	12/01/32	2,619,137
Tenet Healthcare Corp.
	414,000	6.125	10/01/28	415,681

				11,687,222

Home Builders(c)(d) – 0.1%
K Hovnanian Enterprises, Inc.
	1,330,000	8.375	10/01/33	1,351,400

Housewares(c) – 0.0%
Newell Brands, Inc.
	235,000	6.375	05/15/30	229,623
	370,000	6.625	05/15/32	357,724

				587,347

Insurance(c) – 0.8%
Acrisure LLC/Acrisure Finance, Inc.(d)
	835,000	8.250	02/01/29	866,279
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(d)
	510,000	6.750	10/15/27	510,913
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(d)
	1,590,000	7.875	11/01/29	1,612,976
Ardonagh Finco Ltd.
EUR	905,000	6.875	02/15/31	1,096,175
Ardonagh Group Finance Ltd.(d)
	$1,143,000	8.875	02/15/32	1,187,988
Broadstreet Partners Group LLC(d)
	1,244,000	5.875	04/15/29	1,242,445
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(d)
	2,635,000	8.125	02/15/32	2,717,054
HUB International Ltd.(d)
	585,000	7.375	01/31/32	613,893
Nassau Cos., of New York(d)
	1,330,000	7.875	07/15/30	1,270,044

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(c) – (continued)
USI, Inc.(d)
$320,000	7.500%	01/15/32	$ 335,632

			11,453,399

Internet(c)(d) – 0.6%
ANGI Group LLC
2,935,000	3.875	08/15/28	2,712,879
Arches Buyer, Inc.
3,067,000	6.125	12/01/28	2,992,502
Gen Digital, Inc.
933,000	6.750	09/30/27	947,452
780,000	6.250	04/01/33	803,650
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
520,000	3.500	03/01/29	498,753
Match Group Holdings II LLC
984,000	4.625	06/01/28	974,731
Snap, Inc.
490,000	6.875	03/01/33	508,282

			9,438,249

Iron/Steel(c) – 0.2%
Cleveland-Cliffs, Inc.(d)
610,000	6.875	11/01/29	631,417
Vale Overseas Ltd.
2,700,000	6.400	06/28/54	2,755,350

			3,386,767

Leisure Time(c)(d) – 0.2%
Royal Caribbean Cruises Ltd.
895,000	5.625	09/30/31	915,129
Viking Cruises Ltd.
2,680,000	5.875	10/15/33	2,724,997

			3,640,126

Lodging(c) – 0.5%
Genting New York LLC/GENNY Capital, Inc.(d)
2,190,000	7.250	10/01/29	2,246,721
Hilton Domestic Operating Co., Inc.
1,174,000	4.875	01/15/30	1,177,581
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(d)
1,263,000	5.000	06/01/29	1,227,383
Las Vegas Sands Corp.
1,370,000	5.625	06/15/28	1,403,396
510,000	6.000	06/14/30	534,164
MGM Resorts International
1,005,000	4.750	10/15/28	1,002,266
Travel & Leisure Co.(d)
525,000	4.500	12/01/29	513,965

			8,105,476

Machinery - Construction & Mining(c)(d) – 0.0%
Terex Corp.
520,000	6.250	10/15/32	533,827

Machinery-Diversified(c)(d) – 0.0%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
585,000	9.000	02/15/29	613,220

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(c)(d) – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
$513,000	5.500%		05/01/26	$ 513,641
610,000	6.375		09/01/29	618,454
934,000	4.250		02/01/31	858,309
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
207,000	5.875		08/15/27	208,151
iHeartCommunications, Inc.
177,332	10.875		05/01/30	152,933
McGraw-Hill Education, Inc.
1,345,000	8.000		08/01/29	1,359,338
Nexstar Media, Inc.
549,000	5.625		07/15/27	549,801
Sinclair Television Group, Inc.
1,145,000	8.125		02/15/33	1,197,281
Sirius XM Radio LLC
1,525,000	4.000		07/15/28	1,490,154

				6,948,062

Miscellaneous Manufacturing(c) – 0.1%
Axon Enterprise, Inc.(d)
255,000	6.125		03/15/30	264,096
260,000	6.250		03/15/33	270,314
Hillenbrand, Inc.
436,000	6.250		02/15/29	446,220

				980,630

Oil Field Services – 1.6%
Aethon United BR LP/Aethon United Finance Corp.(c)(d)
478,000	7.500		10/01/29	500,695
Archrock Partners LP/Archrock Partners Finance Corp.(c)(d)
620,000	6.625		09/01/32	638,625
California Resources Corp.(d)
1,375,000	7.000		01/15/34	1,357,084
Chord Energy Corp.(c)(d)
2,000,000	6.750		03/15/33	2,068,300
Civitas Resources, Inc.(c)(d)
435,000	8.375		07/01/28	448,624
Ecopetrol SA(c)
120,000	8.625		01/19/29	128,718
1,170,000	6.875		04/29/30	1,185,503
15,000	7.750		02/01/32	15,368
140,000	8.875		01/13/33	148,960
Kodiak Gas Services LLC(c)(d)
240,000	7.250		02/15/29	249,322
Matador Resources Co.(c)(d)
696,000	6.250		04/15/33	695,847
Murphy Oil Corp.(c)
712,000	6.000		10/01/32	711,416
Nabors Industries, Inc.(c)(d)
660,000	9.125		01/31/30	693,805
Noble Finance II LLC(c)(d)
800,000	8.000		04/15/30	831,528
Northern Oil & Gas, Inc.(c)(d)
2,115,000	7.875		10/15/33	2,055,653
Petroleos Mexicanos
110,000	6.500		01/23/29	111,925
1,050,000	8.750	(c)	06/02/29	1,125,716
1,060,000	6.840	(c)	01/23/30	1,076,854

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos – (continued)
	$320,000	5.950	%(c)	01/28/31	$ 309,728
	60,000	6.700	(c)	02/16/32	59,828
Raizen Fuels Finance SA(c)
	200,000	6.950		03/05/54	152,500
SESI LLC (c)(d)
	1,390,000	7.875		09/30/30	1,368,246
SM Energy Co.(c)(d)
	330,000	6.750		08/01/29	332,455
	530,000	7.000		08/01/32	521,494
Sunoco LP/Sunoco Finance Corp.(c)
	895,000	7.000	(d)	09/15/28	923,246
	495,000	4.500		05/15/29	485,550
Tidewater, Inc.(c)(d)
	2,540,000	9.125		07/15/30	2,725,903
Transocean International Ltd.(c)(d)
	295,000	8.250		05/15/29	296,749
	300,000	8.500		05/15/31	296,889
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
	880,000	7.125		03/15/29	911,337
Weatherford International Ltd.(c)(d)
	1,340,000	6.750		10/15/33	1,371,959

					23,799,827

Packaging(c) – 0.2%
ARD Finance SA
(PIK 5.750%, Cash 5.000%)
EUR	249,939	5.000	(g)	06/30/27	3,440
(PIK 7.250%, Cash 6.500%)
	$2,489,738	6.500	(d)(h)	06/30/27	22,831
Crown Americas LLC
	2,058,000	5.250		04/01/30	2,101,300
Sealed Air Corp./Sealed Air Corp. U.S.(d)
	1,375,000	6.125		02/01/28	1,397,839

					3,525,410

Pharmaceuticals(c)(d) – 0.5%
AdaptHealth LLC
	1,355,000	6.125		08/01/28	1,364,566
Amneal Pharmaceuticals LLC
	2,600,000	6.875		08/01/32	2,748,304
Jazz Securities DAC
	990,000	4.375		01/15/29	976,694
Opal Bidco SAS
	1,315,000	6.500		03/31/32	1,346,955
Organon & Co./Organon Foreign Debt Co-Issuer BV
	985,000	4.125		04/30/28	959,587

					7,396,106

Pipelines – 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)(d)
	480,000	5.375		06/15/29	480,240
Buckeye Partners LP(c)
	4,276,000	3.950		12/01/26	4,231,188
	1,070,000	6.875	(d)	07/01/29	1,113,710
CQP Holdco LP/BIP-V Chinook Holdco LLC(c)(d)
	1,241,000	5.500		06/15/31	1,228,727
Delek Logistics Partners LP/Delek Logistics Finance Corp.(c)(d)
	725,000	8.625		03/15/29	757,835

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Excelerate Energy LP(c)(d)
$1,275,000	8.000%		05/15/30	$ 1,346,489
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	211,771
1,698,105	2.940		09/30/40	1,444,951
Genesis Energy LP/Genesis Energy Finance Corp.(c)
910,000	7.875		05/15/32	947,765
Prairie Acquiror LP(c)(d)
535,000	9.000		08/01/29	556,528
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)(d)
710,000	7.375		02/15/29	733,735
TransMontaigne Partners LLC(c)(d)
1,965,000	8.500		06/15/30	1,984,670
Venture Global LNG, Inc.(c)(d)
1,310,000	9.500		02/01/29	1,359,426
Venture Global Plaquemines LNG LLC(c)(d)
1,280,000	6.750		01/15/36	1,310,119

				17,707,154

Real Estate Investment Trust(c) – 0.2%
Iron Mountain, Inc.(d)
1,460,000	7.000		02/15/29	1,500,004
MPT Operating Partnership LP/MPT Finance Corp.
903,000	4.625		08/01/29	757,418

				2,257,422

Retailing(c)(d) – 0.3%
Asbury Automotive Group, Inc.
510,000	4.625		11/15/29	502,131
Cougar JV Subsidiary LLC
1,114,000	8.000		05/15/32	1,190,955
Group 1 Automotive, Inc.
219,000	4.000		08/15/28	214,804
LCM Investments Holdings II LLC
1,273,000	4.875		05/01/29	1,247,654
Lithia Motors, Inc.
520,000	3.875		06/01/29	502,705
Sonic Automotive, Inc.
525,000	4.625		11/15/29	515,083

				4,173,332

Semiconductors(c)(d) – 0.0%
Entegris, Inc.
470,000	5.950		06/15/30	479,278

Software(c) – 0.4%
Camelot Finance SA(d)
15,000	4.500		11/01/26	14,888
Castle U.S. Holding Corp.(d)
522,000	10.000		06/30/31	76,697
Clarivate Science Holdings Corp.(d)
510,000	3.875		07/01/28	495,235
Cloud Software Group, Inc.(d)
215,000	6.625		08/15/33	213,097
CoreWeave, Inc.(d)
2,104,000	9.000		02/01/31	1,922,446
Open Text Corp.(d)
1,585,000	3.875		12/01/29	1,504,625

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – (continued)
Twilio, Inc.
$525,000	3.625%	03/15/29	$ 508,478
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(d)
1,440,000	3.875	02/01/29	1,361,333

			6,096,799

Telecommunication Services(c)(d) – 0.2%
Level 3 Financing, Inc.
2,665,000	7.000	03/31/34	2,745,563

Transportation(c)(d) – 0.2%
Beacon Mobility Corp.
2,610,000	7.250	08/01/30	2,729,016
Rand Parent LLC
725,000	8.500	02/15/30	755,827

			3,484,843

Trucking & Leasing(c)(d) – 0.1%
FTAI Aviation Investors LLC
1,060,000	5.500	05/01/28	1,060,297

TOTAL CORPORATE OBLIGATIONS (Cost $233,202,005)			$ 234,951,396

Bank Loans(i) – 3.7%
Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
$689,522	6.172%	10/31/30	$ 692,680
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)
2,186,848	6.322–
	6.544	02/26/32	2,194,197
19,763	6.427	02/26/32	19,252

			2,906,129

Automotive - Parts – 0.1%
Adient U.S. LLC
(1 mo. USD Term SOFR + 2.250%)
1,670,250	5.966	01/31/31	1,675,478

Banks – 0.1%
Nouryon Finance BV
(6 mo. USD Term SOFR + 3.250%)
1,228,850	7.036	04/03/28	1,227,830

Building & Construction – 0.3%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
2,493,501	6.466	07/30/31	2,503,450
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
1,440,450	6.216	09/23/31	1,447,450

			3,950,900

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Commercial Services – 0.4%
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
$2,563,355	7.310%	11/16/28	$ 2,568,162
Fleet Midco I Ltd.
(6 mo. USD Term SOFR + 2.500%)
3,469,370	6.542	02/21/31	3,482,380

			6,050,542

Consumer Cyclical Services – 0.3%
Hertz Corp.
(1 mo. USD Term SOFR + 3.500%)
3,392,582	7.331	06/30/28	2,842,340
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
2,364,165	6.216	12/16/30	2,368,704

			5,211,044

Diversified Financial Services – 0.4%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
2,800,000	6.593	10/01/32	2,806,412
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
1,384,537	6.422	11/26/31	1,383,956
VFH Parent LLC
(1 mo. USD Term SOFR + 2.500%)
1,825,000	6.216	06/21/31	1,828,796

			6,019,164

Diversified Manufacturing – 0.1%
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
2,068,915	6.476	03/15/30	2,074,873

Energy - Exploration & Production – 0.2%
CQP Holdco LP
(3 mo. USD Term SOFR + 2.000%)
2,351,295	5.672	12/31/30	2,358,019
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.750%)
482,078	7.422	05/01/31	484,248

			2,842,267

Entertainment – 0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
1,485,038	8.343	12/02/31	1,462,019

Food & Beverages – 0.1%
Sazerac Co., Inc.
(1 mo. USD Term SOFR + 2.500%)
1,620,937	6.500	07/09/32	1,622,510

Healthcare – 0.1%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 2.750%)
934,432	7.655	05/19/31	937,011

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Insurance – 0.0%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.750%)
$497,764	6.466%	06/13/31	$ 499,203

Internet – 0.1%
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
541,788	6.466	04/25/31	545,851
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,290,250	7.172	10/02/31	1,248,317

			1,794,168

Machinery – 0.2%
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
2,358,314	6.947	04/30/30	2,371,685

Media - Cable – 0.0%
iHeartCommunications, Inc.
(1 mo. USD Term SOFR + 5.775%)
602,349	9.606	05/01/29	549,752

Midstream – 0.2%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
500,000	5.981	12/17/32	500,315
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.750%)
1,975,075	7.466	08/01/29	1,984,535

			2,484,850

Mining – 0.1%
Crosby U.S. Acquisition Corp.
(1 mo. USD Term SOFR + 3.500%)
1,641,626	7.216	08/16/29	1,647,782

Pipelines – 0.1%
WhiteWater DBR HoldCo LLC
(3 mo. USD Term SOFR + 2.250%)
1,654,104	5.938	03/03/31	1,662,375

Retailers – 0.2%
Harbor Freight Tools USA, Inc.
(1 mo. USD Term SOFR + 2.250%)
2,394,687	5.966	06/11/31	2,369,040

Technology – 0.0%
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
345,634	6.716	03/01/29	317,876

Technology - Software – 0.4%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,698,993	6.466	02/15/29	1,700,760
Camelot U.S. Acquisition LLC
(1 mo. USD Term SOFR + 2.750%)
1,831,968	6.466	01/31/31	1,805,478
Drake Software LLC
(3 mo. USD Term SOFR + 4.250%)
834,345	7.922	06/26/31	817,658

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Technology - Software – (continued)
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.500%)
	$390,063	6.216%		05/30/31	$ 391,112
iSolved, Inc.
(1 mo. USD Term SOFR + 2.750%)
	629,952	6.466		10/15/30	630,934
Travelport Finance (Luxembourg) SARL
(3 mo. USD Term SOFR + 5.448%)
	12,678	11.247		09/30/28	10,824
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
	675,323	6.338		02/10/31	675,593

					6,032,359

TOTAL BANK LOANS (Cost $55,721,206)					$ 55,708,857

Sovereign Debt Obligations – 1.7%
Euro – 0.1%
Ivory Coast Government International Bonds
EUR	530,000	4.875%		01/30/32	$ 604,220
Romania Government International Bonds(d)
	1,250,000	3.624		05/26/30	1,446,510

					2,050,730

Sovereign – 0.3%
Eagle Funding Luxco SARL(c)(d)
	$3,300,000	5.500		08/17/30	3,356,100
Romania Government International Bonds
	930,000	3.000		02/14/31	844,756

					4,200,856

United States Dollar – 1.3%
Egyptian Financial Co. for Sovereign Taskeek(d)
	420,000	7.950		10/07/32	445,112
Guatemala Government Bonds(c)(d)
	1,160,000	6.250		08/15/36	1,213,662
Hungary Government International Bonds
	3,440,000	6.750		09/25/52	3,646,400
Israel Government International Bonds
	1,220,000	5.500		03/12/34	1,265,128
Ivory Coast Government International Bonds
	1,190,000	7.625		01/30/33	1,287,056
	1,896,000	6.125		06/15/33	1,896,588
	560,000	8.075	(d)	04/01/36	604,836
Mexico Government International Bonds
	1,810,000	4.750		03/08/44	1,490,535
	360,000	3.771	(c)	05/24/61	221,400
Nigeria Government International Bonds
	1,260,000	7.875		02/16/32	1,312,416
Republic of South Africa Government International Bonds(d)
	1,090,000	6.125		12/11/37	1,075,557
	1,900,000	7.250		12/11/55	1,881,000
Romania Government International Bonds
	1,740,000	7.500		02/10/37	1,921,191

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Turkiye Government International Bonds
$2,100,000	6.800%	11/04/36	$ 2,116,926

			20,377,807

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,178,024)			$ 26,629,393

Municipal Debt Obligations – 0.5%
Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010
$3,192,857	7.350%	07/01/35	$ 3,476,871
Illinois State GO Bonds Taxable-Pension Series 2003
3,734,510	5.100	06/01/33	3,827,386

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,138,523)			$ 7,304,257

Shares	Description		Value

Common Stocks – 0.1%
Media – 0.1%
242,215	iHeartMedia, Inc. Class A		$ 1,007,614
(Cost $641,642)

Units	Expiration Date		Value

Rights – 0.0%
Cineworld Group PLC
16,800	12/31/99		$ 315,000
(Cost $426,888)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 21.6%
U.S. Treasury Bills(j)(k)
$162,030,000	0.000%	02/17/26	$ 161,299,392
U.S. Treasury Bonds
13,490,000	4.750	02/15/45	13,437,305
U.S. Treasury Inflation-Indexed Bonds
40,565,160	1.500	02/15/53	31,615,472
U.S. Treasury Notes
11,400	3.875	11/30/29	11,495
63,790,000	4.125 (j)	11/30/29	64,896,358
56,500,000	4.125 (j)	03/31/32	57,298,945

TOTAL U.S. TREASURY OBLIGATIONS (Cost $327,974,858)			$ 328,558,967

Shares	Dividend Rate		Value

Investment Company(l) – 8.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
127,746,592	3.686%		$ 127,746,592
(Cost $127,746,592)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 130.8% (Cost $1,978,083,781)			$1,986,686,180

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 3.3%
Certificates of Deposit – 0.7%
Banco Bilbao Vizcaya Argentaria SA
$10,100,000	4.000%	04/24/26	$ 10,103,438

Commercial Paper(k) – 2.6%
Bell Telephone Co. of Canada or Bell Canada(d)
8,824,000	0.000	03/03/26	8,765,492
Entergy Corp.(d)
4,388,000	0.000	03/10/26	4,355,402
General Motors Financial Co., Inc.(d)
5,224,000	0.000	01/26/26	5,209,394
Macquarie Group Ltd.
7,005,000	0.000	03/17/26	6,947,612
National Bank of Kuwait
2,908,000	0.000	04/09/26	2,909,271
Oracle Corp.(d)
2,367,000	0.000	01/15/26	2,363,215
9,494,000	0.000	01/16/26	9,477,798

			40,028,184

TOTAL SHORT-TERM INVESTMENTS (Cost $50,117,935)			$ 50,131,622

TOTAL INVESTMENTS – 134.1% (Cost $2,028,201,716)			$2,036,817,802

LIABILITIES IN EXCESS OF OTHER ASSETS – (34.1)%			(517,820,373)

NET ASSETS – 100.0%			$1,518,997,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $600,963,779 which represents approximately 39.6% of net assets as of December 31, 2025.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B2), due 02/26/32	$187,034	$188,240	$630

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	162,712,478	NZD	187,243,294	01/09/26	$747,740
	AUD	1,490,707	USD	988,458	01/02/26	6,382
	AUD	17,519,014	USD	11,574,188	01/09/26	117,928
	AUD	93,216,108	USD	61,125,443	01/30/26	1,093,145
	AUD	40,563,859	USD	26,874,770	03/18/26	196,992
	BRL	85,139,314	USD	15,448,905	01/05/26	68,049
	BRL	45,109,308	USD	8,017,459	02/03/26	143,812
	BRL	22,356,943	USD	3,960,086	03/18/26	45,149
	CAD	32,205,564	EUR	19,921,789	01/09/26	51,768
	CAD	91,110,710	USD	66,312,348	01/09/26	96,274
	CAD	3,903,379	USD	2,809,678	02/27/26	41,255
	CAD	157,098,062	USD	113,827,364	03/18/26	1,014,767
	CHF	16,062,526	EUR	17,256,393	01/09/26	9,941
	CHF	11,450,617	EUR	12,315,140	02/20/26	26,782
	CHF	45,478,162	USD	57,480,928	03/18/26	413,935
	CLP	3,306,016,216	USD	3,602,611	03/18/26	72,749
	CNH	129,885,462	USD	18,488,586	01/09/26	141,631
	CNH	599,549,665	USD	84,948,203	02/02/26	1,173,161
	CNH	532,126,232	USD	75,835,943	03/18/26	802,534
	COP	30,140,349,632	USD	7,815,782	01/02/26	154,985
	COP	14,018,536,497	USD	3,656,374	01/05/26	45,405

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	COP	13,941,389,707	USD	3,663,436	01/08/26	$12,157
	COP	28,345,804,113	USD	7,359,492	01/13/26	91,689
	COP	14,235,497,973	USD	3,726,570	01/16/26	8,852
	COP	14,429,265,371	USD	3,732,350	01/20/26	45,004
	COP	47,093,903,866	USD	12,019,884	01/29/26	243,605
	CZK	1,180,537,536	EUR	48,438,990	01/09/26	484,654
	CZK	151,879,365	USD	7,301,805	02/23/26	92,376
	CZK	1,348,777,111	USD	65,223,937	03/18/26	465,446
	EUR	17,257,256	CHF	16,048,076	01/09/26	9,334
	EUR	22,249,709	CHF	20,494,427	02/20/26	197,019
	EUR	15,863,274	PLN	66,891,825	01/09/26	18,484
	EUR	35,123,183	USD	40,581,326	01/08/26	711,176
	EUR	24,374,855	USD	28,523,955	01/09/26	133,712
	EUR	30,998,679	USD	35,803,474	01/13/26	649,065
	EUR	38,325,835	USD	44,745,413	01/14/26	325,639
	EUR	56,485,021	USD	65,622,648	01/26/26	842,951
	EUR	54,878,875	USD	64,176,460	02/03/26	420,427
	EUR	38,786,141	USD	45,321,606	02/12/26	350,770
	EUR	5,678,759	USD	6,647,851	02/25/26	42,933
	EUR	101,623,355	USD	119,200,845	03/18/26	666,480
	GBP	17,591,207	EUR	20,115,813	01/09/26	61,581
	GBP	4,732,847	EUR	5,356,936	03/05/26	64,099
	GBP	13,061,591	USD	17,509,551	01/09/26	96,668
	GBP	14,493,967	USD	19,197,609	01/30/26	338,757
	GBP	13,432,586	USD	17,665,155	02/04/26	440,356
	GBP	12,199,527	USD	16,286,368	02/09/26	156,870
	GBP	18,865,736	USD	25,243,027	03/18/26	181,734
	HUF	338,959,267	USD	1,026,123	02/10/26	7,464
	HUF	4,643,130,185	USD	14,007,775	03/18/26	115,641
	ILS	37,168,467	USD	11,529,332	03/18/26	145,712
	INR	3,341,196,117	USD	37,040,178	01/02/26	125,471
	INR	657,024,354	USD	7,299,232	01/12/26	1,589
	INR	766,682,291	USD	8,476,498	01/15/26	40,492
	INR	708,287,855	USD	7,857,888	01/20/26	6,796
	INR	6,660,049,575	USD	73,445,630	03/18/26	122,503
	JPY	3,402,583,957	USD	21,730,045	01/08/26	8,386
	KRW	11,437,999,335	USD	7,923,000	02/02/26	6,820
	KRW	106,718,192,740	USD	72,790,548	03/18/26	1,323,939
	MXN	330,404,389	USD	17,793,294	01/08/26	541,274
	MXN	67,531,319	USD	3,736,607	01/09/26	10,411
	MXN	201,146,141	USD	10,981,991	01/20/26	166,185
	MXN	305,523,977	USD	16,696,645	02/11/26	201,849
	MXN	202,197,471	USD	11,116,776	02/17/26	60,486
	MXN	484,630,762	USD	26,236,209	03/18/26	469,390
	NZD	6,649,631	USD	3,823,671	01/09/26	6,294
	NZD	31,047,935	USD	17,561,606	01/15/26	325,863
	NZD	140,893,422	USD	79,451,142	01/26/26	1,761,753
	PLN	54,382,845	USD	14,857,999	01/14/26	289,204
	PLN	87,738,698	USD	24,119,809	03/18/26	309,792
	SEK	524,237,649	EUR	48,082,341	01/09/26	438,522
	SEK	429,495,368	USD	46,101,173	03/18/26	743,330
	SGD	71,462,517	EUR	47,200,821	01/09/26	136,288
	SGD	53,878,005	USD	41,841,886	01/09/26	99,889
	SGD	35,790,006	USD	27,643,779	02/02/26	260,859
	SGD	41,355,149	USD	32,205,050	03/18/26	132,749

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	TRY	348,632,683	USD	7,597,354	03/18/26	$61,934
	TWD	146,430,197	USD	4,628,803	03/18/26	25,907
	USD	999,593	AUD	1,491,176	01/02/26	4,440
	USD	7,865,930	AUD	11,769,142	01/09/26	11,255
	USD	3,747,629	BRL	20,182,209	01/05/26	69,347
	USD	17,169,242	BRL	94,379,324	01/15/26	14,722
	USD	4,617,604	BRL	25,556,314	03/18/26	39,203
	USD	2,438,021	CAD	3,328,672	03/18/26	4,689
	USD	13,713,653	CAD	18,677,899	03/19/26	59,118
	USD	5,741,080	CHF	4,490,994	03/18/26	23,930
	USD	8,130,724	COP	30,140,349,632	01/02/26	159,957
	USD	11,076,404	COP	41,693,397,700	01/05/26	66,717
	USD	6,471,757	COP	24,392,053,716	01/08/26	40,887
	USD	3,660,664	COP	13,723,827,649	01/09/26	44,573
	USD	3,726,570	COP	14,164,693,140	01/16/26	9,727
	USD	415,913	COP	1,560,505,313	01/22/26	7,877
	USD	3,749,157	COP	14,280,538,899	01/23/26	17,325
	USD	6,798,433	COP	26,093,260,010	03/18/26	68,308
	USD	11,885,800	EUR	10,076,982	01/02/26	42,209
	USD	116,310,723	EUR	98,648,568	01/09/26	328,997
	USD	10,044,313	EUR	8,531,652	01/26/26	5,168
	USD	2,491,654	EUR	2,114,043	02/25/26	863
	USD	43,487,676	EUR	36,735,553	03/18/26	157,160
	USD	8,600,445	EUR	7,281,324	03/19/26	11,511
	USD	7,994,751	GBP	5,917,557	01/09/26	18,249
	USD	2,597,328	GBP	1,924,072	03/18/26	4,317
	USD	47,299,102	HUF	15,544,580,913	03/18/26	15,790
	USD	14,617,369	INR	1,309,278,698	01/02/26	53,665
	USD	7,277,455	INR	654,888,742	01/15/26	2,368
	USD	4,866,483	INR	440,353,447	03/18/26	2,258
	USD	11,013,841	JPY	1,701,638,465	01/09/26	141,415
	USD	662,392	JPY	103,081,383	01/16/26	3,342
	USD	2,778,978	JPY	429,032,606	01/20/26	34,954
	USD	2,234,495	JPY	345,899,796	02/05/26	19,254
	USD	5,943,036	JPY	918,626,269	02/17/26	54,224
	USD	25,756,136	JPY	3,926,126,781	03/18/26	521,678
	USD	1,436,781	JPY	221,745,997	03/19/26	11,424
	USD	5,753,728	KRW	8,087,832,706	03/18/26	136,826
	USD	35,647,135	MXN	641,020,113	01/09/26	79,734
	USD	14,713,244	NOK	147,222,066	03/18/26	112,189
	USD	63,557,180	NZD	109,442,441	01/09/26	521,996
	USD	273,226	NZD	472,727	01/15/26	876
	USD	20,784,525	NZD	35,589,940	01/26/26	269,997
	USD	12,796,686	NZD	22,086,100	01/27/26	65,375
	USD	50,572,033	NZD	87,235,908	03/18/26	197,221
	USD	1,346,235	PLN	4,822,894	01/09/26	2,865
	USD	2,950,056	PLN	10,586,362	03/18/26	2,433
	USD	2,325,417	SEK	21,269,103	03/18/26	5,623
	USD	12,741,977	SGD	16,284,260	03/18/26	8,444
	USD	15,641,419	TWD	486,241,134	03/18/26	184,829
	USD	41,591	ZAR	528,043	01/09/26	9,723
	ZAR	530,356,447	USD	30,539,657	01/13/26	1,458,582
	ZAR	402,204,183	USD	23,591,072	01/20/26	662,175
	ZAR	441,738,938	USD	26,215,961	01/28/26	404,813
	ZAR	22,904,295	USD	1,332,599	02/05/26	47,031

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	ZAR	666,841,791	USD	38,856,910	03/18/26	$1,187,636

TOTAL						$28,992,303

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	7,368,147	USD	4,938,462	01/09/26	$(20,993)
	BRL	43,910,325	USD	8,041,403	01/05/26	(38,584)
	BRL	3,426,016	USD	631,264	03/18/26	(17,495)
	CAD	33,641,194	USD	24,577,416	01/09/26	(57,078)
	CAD	24,184,690	USD	17,746,780	03/18/26	(67,241)
	CHF	9,021,127	EUR	9,764,139	02/20/26	(51,834)
	CHF	2,546,224	USD	3,256,835	03/18/26	(15,426)
	CHF	4,490,420	USD	5,741,080	03/19/26	(24,029)
	COP	27,684,917,170	USD	7,468,341	01/02/26	(146,926)
	COP	41,602,694,434	USD	11,063,499	01/05/26	(77,762)
	COP	52,409,300,715	USD	13,968,364	01/08/26	(150,855)
	COP	13,783,927,320	USD	3,660,584	01/09/26	(28,657)
	COP	14,033,320,411	USD	3,704,737	01/15/26	(20,193)
	COP	67,675,796,639	USD	17,917,876	01/20/26	(201,418)
	COP	43,770,335,322	USD	11,406,631	03/18/26	(117,132)
	EUR	33,907,590	CAD	54,838,981	01/09/26	(105,585)
	EUR	20,729,184	CHF	19,265,704	02/27/26	(44,205)
	EUR	48,461,809	CZK	1,180,380,106	01/09/26	(450,168)
	EUR	24,852,780	GBP	21,735,044	01/09/26	(77,938)
	EUR	38,519,327	SEK	419,647,311	01/09/26	(315,921)
	EUR	14,717,000	SGD	22,294,312	01/09/26	(52,323)
	EUR	28,737,145	USD	33,822,158	01/02/26	(47,064)
	EUR	12,849,674	USD	15,155,303	01/06/26	(50,072)
	EUR	6,581,584	USD	7,744,000	01/09/26	(5,991)
	EUR	23,120,528	USD	27,300,720	02/12/26	(75,287)
	EUR	30,144,921	USD	35,629,318	03/18/26	(72,616)
	GBP	2,983,977	USD	4,023,576	01/09/26	(1,358)
	HKD	6,389,875	USD	823,425	03/30/26	(83)
	HUF	11,095,261,257	USD	33,758,008	03/18/26	(8,580)
	INR	1,660,093,400	USD	18,466,000	01/05/26	(6,404)
	INR	259,052,266	USD	2,862,921	03/18/26	(1,382)
	JPY	4,516,054,939	USD	29,055,233	01/08/26	(203,058)
	JPY	1,744,353,687	USD	11,222,370	01/09/26	(77,020)
	JPY	255,881,881	USD	1,655,979	01/16/26	(20,000)
	JPY	273,662,744	USD	1,766,374	02/17/26	(12,071)
	JPY	2,787,739,297	USD	18,120,323	03/18/26	(202,641)
	JPY	1,178,339,151	USD	7,635,080	03/19/26	(60,856)
	KRW	16,313,356,645	USD	11,726,526	03/18/26	(397,098)
	MXN	68,466,050	USD	3,803,458	01/09/26	(4,577)
	NOK	182,073,016	USD	18,113,739	03/18/26	(56,269)
	NOK	127,711,167	USD	12,777,843	03/19/26	(111,939)
	NZD	102,349,380	AUD	89,419,323	01/09/26	(728,257)
	NZD	63,768,545	USD	36,934,283	01/09/26	(205,733)
	NZD	1,772,016	USD	1,025,567	01/15/26	(4,665)
	NZD	43,114,670	USD	24,941,836	01/27/26	(88,816)
	NZD	73,523,022	USD	42,952,149	02/05/26	(558,095)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NZD	81,005,785	USD	46,976,025	03/18/26	$(198,829)
	PLN	98,374,134	EUR	23,351,038	01/09/26	(52,804)
	PLN	43,759,135	USD	12,194,506	03/18/26	(10,393)
	SEK	15,243,611	USD	1,668,265	03/18/26	(5,664)
	SGD	2,442,045	USD	1,910,702	03/18/26	(1,136)
	TWD	153,471,482	USD	4,882,247	01/29/26	(2,553)
	TWD	431,482,634	USD	13,858,866	03/18/26	(142,935)
	USD	24,296,765	AUD	36,624,916	01/09/26	(146,548)
	USD	16,873,893	AUD	25,965,949	01/30/26	(457,496)
	USD	44,488,635	AUD	67,369,217	03/18/26	(472,653)
	USD	19,696,514	BRL	108,867,430	01/05/26	(144,977)
	USD	16,856,248	BRL	93,552,177	01/15/26	(147,929)
	USD	7,774,874	BRL	43,400,306	02/03/26	(77,201)
	USD	37,765,979	CAD	51,887,557	01/09/26	(53,737)
	USD	11,509,651	CAD	15,881,016	02/10/26	(81,624)
	USD	2,679,749	CAD	3,722,874	02/27/26	(39,347)
	USD	79,973,207	CAD	110,932,207	03/18/26	(1,120,669)
	USD	13,125,431	CAD	17,980,567	03/19/26	(19,317)
	USD	48,493,415	CHF	38,486,976	03/18/26	(501,487)
	USD	3,891,869	CLP	3,544,637,323	03/18/26	(48,772)
	USD	45,017,018	CNH	315,443,207	01/09/26	(228,813)
	USD	10,315	CNH	72,541	02/24/26	(118)
	USD	86,040,394	CNH	603,170,610	03/18/26	(830,115)
	USD	7,299,912	COP	27,684,917,170	01/02/26	(21,503)
	USD	3,656,559	COP	13,927,833,231	01/05/26	(21,268)
	USD	10,092,748	COP	38,746,060,954	01/08/26	(122,500)
	USD	3,706,289	COP	14,235,856,433	01/15/26	(31,432)
	USD	27,756,015	COP	108,141,274,525	01/20/26	(553,667)
	USD	13,016,750	COP	50,860,737,660	03/18/26	(101,547)
	USD	7,664,487	CZK	159,774,661	02/23/26	(114,073)
	USD	56,931,877	CZK	1,179,160,854	03/18/26	(496,699)
	USD	21,878,247	EUR	18,661,078	01/02/26	(54,330)
	USD	15,074,293	EUR	12,858,734	01/06/26	(41,588)
	USD	16,728,163	EUR	14,331,874	01/08/26	(121,076)
	USD	47,174,864	EUR	40,211,122	01/09/26	(101,600)
	USD	16,040,783	EUR	13,777,191	01/13/26	(160,346)
	USD	43,447,003	EUR	37,229,651	01/14/26	(334,940)
	USD	17,652,597	EUR	15,031,958	01/26/26	(35,422)
	USD	44,174,233	EUR	37,674,738	02/25/26	(214,616)
	USD	67,953,992	EUR	57,945,949	03/18/26	(394,724)
	USD	11,854,901	EUR	10,074,178	03/19/26	(28,439)
	USD	23,711,815	GBP	17,677,647	01/09/26	(116,564)
	USD	17,670,028	GBP	13,464,683	02/04/26	(478,744)
	USD	31,089,310	GBP	23,298,423	03/18/26	(309,242)
	USD	8,748,021	GBP	6,532,864	03/19/26	(56,077)
	USD	6,375,677	HUF	2,090,847,732	01/09/26	(13,583)
	USD	2,437,846	HUF	803,757,876	02/04/26	(13,998)
	USD	3,914,178	HUF	1,304,125,043	03/18/26	(52,693)
	USD	11,937,347	ILS	39,044,757	03/18/26	(327,061)
	USD	22,596,205	INR	2,031,917,419	01/02/26	(5,740)
	USD	18,455,898	INR	1,661,323,353	01/05/26	(17,374)
	USD	7,411,474	INR	668,848,452	01/12/26	(20,737)
	USD	16,911,299	INR	1,536,995,274	01/20/26	(155,183)
	USD	63,207,962	INR	5,725,656,626	03/18/26	(38,696)
	USD	37,812,158	JPY	5,934,618,199	01/08/26	(102,936)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	9,800,000	KRW	14,492,240,000	01/26/26	$(245,281)
	USD	69,063,017	KRW	101,088,177,951	03/18/26	(1,141,495)
	USD	6,829,206	MXN	124,926,672	01/08/26	(103,137)
	USD	6,507,846	MXN	118,013,285	01/20/26	(32,835)
	USD	15,814,952	MXN	294,144,200	03/18/26	(393,876)
	USD	18,765,000	NOK	189,756,773	03/18/26	(54,523)
	USD	29,867,647	NZD	51,910,332	01/09/26	(30,967)
	USD	18,086,043	NZD	31,695,029	01/15/26	(174,233)
	USD	4,398,700	NZD	7,793,945	03/18/26	(101,953)
	USD	14,879,732	PLN	54,501,645	01/14/26	(300,560)
	USD	34,608,325	PLN	125,472,136	03/18/26	(327,619)
	USD	2,656,958	SEK	24,445,038	03/10/26	(8,034)
	USD	44,847,497	SEK	418,229,435	03/18/26	(768,245)
	USD	54,334,826	SGD	69,978,229	01/09/26	(140,301)
	USD	27,529,832	SGD	35,634,140	02/02/26	(253,279)
	USD	31,244,255	SGD	40,117,560	03/18/26	(125,808)
	USD	4,143,985	TRY	193,143,225	03/18/26	(99,276)
	USD	4,628,803	TWD	146,517,061	01/20/26	(34,385)
	USD	3,147,034	TWD	99,515,509	03/18/26	(16,356)
	USD	37,530,033	ZAR	629,020,968	01/09/26	(432,714)
	USD	11,294,497	ZAR	192,458,231	01/13/26	(317,173)
	USD	13,910,597	ZAR	234,254,462	01/20/26	(215,141)
	USD	8,303,715	ZAR	139,419,367	01/28/26	(98,197)
	USD	42,501,183	ZAR	730,457,158	03/18/26	(1,363,532)

TOTAL						$(21,304,130)

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(8,000,000)	$(7,190,611)
Government National Mortgage Association	5.500	TBA - 30yr	01/15/25	(9,000,000)	(9,086,871)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(74,000,000)	(59,783,904)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	01/14/26	(11,000,000)	(10,161,680)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(36,000,000)	(35,135,158)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/15/25	(51,000,000)	(50,872,500)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/14/26	(25,000,000)	(23,708,985)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/15/25	(148,000,000)	(153,775,463)

(PROCEEDS RECEIVED: $(349,842,168))					$(349,715,172)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	607	03/27/26	$74,759,479	$297,836
10 Year U.S. Treasury Notes	843	03/20/26	94,784,813	(172,836)
2 Year U.S. Treasury Notes	269	03/31/26	56,164,258	16,342
20 Year U.S. Treasury Bonds	675	03/20/26	78,025,781	(473,981)
30 Year German Euro-Buxl	579	03/06/26	74,930,140	(501,420)
3M Euribor	1,307	09/14/26	376,086,267	123,279
3M Euribor	1,300	06/15/26	374,148,421	79,601
5 Year U.S. Treasury Notes	2,055	03/31/26	224,621,134	(247,279)
Australian 3 Year Government Bonds	1,168	03/16/26	81,840,347	(57,920)
ICE 3M Sonia Bonds	1,807	03/17/26	586,162,412	358,471
ICE 3M Sonia Bonds	1,753	06/16/26	569,649,917	144,036
ICE 3M Sonia Bonds	1,656	03/16/27	539,468,395	36,107

Total				$(397,764)

Short position contracts:
5 Year German Euro-Bund	(140)	03/06/26	(20,988,837)	(21,624)
Euro-Schatz	(1)	03/06/26	(125,500)	145
French 10 Year Government Bonds	(1,213)	03/06/26	(171,903,166)	781,996
Ultra 10-Year U.S. Treasury Notes	(1,414)	03/20/26	(162,632,094)	961,696
Ultra Long U.S. Treasury Bonds	(257)	03/20/26	(30,326,000)	44,667

Total				$1,766,880

TOTAL FUTURES CONTRACTS				$1,369,116

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.750%(a)	01/04/27	BRL	204,880		$(178,795)	$(155,715)	$(23,080)
13.750%(a)	1M BID Average(a)	01/04/27		322,060		281,055	(438,072)	719,127
3.490(a)	12M SOFR(a)	05/31/27		$10		28	(10)	38
3.062(b)	12M SOFR(b)	08/31/27		306,650	(c)	338,389	39,090	299,299
1.250(b)	12M JYOR(b)	12/15/27	JPY	44,224,440	(c)	360,481	33,183	327,298
3.136(a)	12M SOFR(a)	12/15/27		$311,670	(c)	576,372	114,531	461,841
Mexico Interbank TIIE 28 Days(d)	7.250(d)	03/15/28	MXN	469,070	(c)	(9,550)	127,376	(136,926)
12M THOR(e)	1.000(e)	03/18/28	THB	532,990	(c)	(16,551)	(1,296)	(15,255)
3M CNRR(e)	1.500(e)	03/18/28	CNY	109,510	(c)	4,203	(15,032)	19,235
12M EURO(a)	1.750(a)	03/18/28	EUR	253,840	(c)	(1,756,048)	(1,922,645)	166,597
2.500(f)	12M CDOR(f)	03/18/28	CAD	36,210	(c)	21,078	37,685	(16,607)
2.750(f)	12M CDOR(f)	03/18/28		5,610	(c)	(16,542)	(15,060)	(1,482)
0.000(a)	12M CHFOR(a)	03/18/28	CHF	323,740	(c)	604,238	539,664	64,574
4.500(f)	12M CLICP(f)	03/18/28	CLP	8,957,210	(c)	(8,848)	(14,894)	6,046
8.500(e)	12M CPIBR(e)	03/18/28	COP	53,134,280	(c)	641,882	(73,618)	715,500
1.000(a)	12M JYOR(a)	03/18/28	JPY	101,606,000	(c)	3,095,532	1,980,412	1,115,120
3.500(a)	12M SOFR(a)	03/18/28		$666,040	(c)	(2,966,475)	(2,916,232)	(50,243)
6M PRIBO(f)	3.750(a)	03/18/28	CZK	661,650	(c)	103,367	72,391	30,976

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M WIBOR(f)	3.750%(a)	03/18/28	PLN	90,860	(c)	$129,080	$42,646	$86,434
12M GBP(a)	3.750(a)	03/18/28	GBP	512,740	(c)	3,726,394	2,453,846	1,272,548
3.500%(e)	3M AUDOR(e)	03/18/28	AUD	68,380	(c)	509,981	522,040	(12,059)
2.250(e)	3M KWCDC(e)	03/18/28	KRW	1,571,970	(c)	14,998	1,452	13,546
6M NIBOR(f)	4.000(a)	03/18/28	NOK	8,805,790	(c)	(1,682,622)	(2,087,966)	405,344
12M GBP(a)	4.000(a)	03/18/28	GBP	29,380	(c)	400,963	350,524	50,439
6M BUBOR(f)	6.000(a)	03/18/28	HUF	4,508,970	(c)	53,376	4,381	48,995
3M JIBAR(e)	6.750(e)	03/18/28	ZAR	598,800	(c)	301,603	169,792	131,811
2.000(a)	6M EURO(f)	03/18/28	EUR	28,650	(c)	201,397	236,173	(34,776)
2.250(a)	6M EURO(f)	03/18/28		41,090	(c)	54,953	76,767	(21,814)
5.500(f)	6M MIBOR(f)	03/18/28	INR	1,417,010	(c)	29,467	(8,059)	37,526
12M SOFR(b)	3.368(b)	06/23/28		$797,020	(c)	705,681	555,113	150,568
12M EURO(b)	2.000(b)	09/10/28	EUR	1,138,677	(c)	(3,573,456)	(991,142)	(2,582,314)
2.500(b)	6M EURO(f)	09/10/28		1,138,677	(c)	557,884	(2,429,839)	2,987,723
12M SOFR(b)	3.201(b)	10/07/28		$252,770	(c)	(331,609)	48,775	(380,384)
12M GBP(b)	3.500(b)	10/27/28	GBP	493,050	(c)	(498,854)	(493,024)	(5,830)
1.250(a)	6M EURO(f)	12/19/28	EUR	2,630		100,706	(24,056)	124,762
1M BID Average(a)	13.250(a)	01/02/29	BRL	102,300		(80,755)	(273,115)	192,360
2.000(a)	6M EURO(f)	03/18/29	EUR	1,800	(c)	25,675	26,914	(1,239)
6M EURO(f)	2.400(a)	08/11/29		212,150	(c)	(1,084,086)	(547,898)	(536,188)
13.250(a)	1M BID Average(a)	01/02/30	BRL	49,220		49,653	52,163	(2,510)
3.600(a)	12M SOFR(a)	06/23/30		$838,150	(c)	(473,639)	(1,758,882)	1,285,243
3.528(a)	12M SOFR(a)	07/15/30		53,910	(c)	(73,668)	(108,995)	35,327
3.500(a)	12M GBP(a)	10/27/30	GBP	459,230	(c)	3,502,225	3,035,789	466,436
12M SOFR(a)	3.265(a)	01/30/31		$132,500	(c)	(1,182,854)	(810,552)	(372,302)
Mexico Interbank TIIE 28 Days(d)	7.500(d)	03/12/31	MXN	204,030	(c)	(131,603)	90,683	(222,286)
1.000(a)	12M JYOR(a)	03/18/31	JPY	24,059,000	(c)	4,089,539	3,396,345	693,194
1.250(e)	12M THOR(e)	03/18/31	THB	244,890	(c)	(3,619)	(23,067)	19,448
6M EURO(f)	2.250(a)	03/18/31	EUR	153,220	(c)	(3,045,695)	(3,134,200)	88,505
12M SOFR(a)	3.500(a)	03/18/31		$20	(c)	35	32	3
3M NZDOR(e)	3.500(f)	03/18/31	NZD	177,460	(c)	(636,188)	(1,043,570)	407,382
6M AUDOR(f)	3.750(f)	03/18/31	AUD	137,270	(c)	(3,093,216)	(3,020,223)	(72,993)
12M GBP(a)	3.750(a)	03/18/31	GBP	82,590	(c)	434,655	271,399	163,256
3M JIBAR(e)	7.250(e)	03/18/31	ZAR	57,560	(c)	87,463	2,223	85,240
12M CPIBR(e)	8.750(e)	03/18/31	COP	10,496,610	(c)	(218,399)	18,653	(237,052)
12M SOFR(a)	3.379(a)	08/31/31		$435,920	(c)	(2,308,284)	968,506	(3,276,790)
12M SOFR(a)	3.845(a)	05/21/32		69,700	(c)	697,976	316,067	381,909
3.577(a)	12M SOFR(a)	10/10/32		173,830	(c)	1,198,402	(6,370)	1,204,772
1.295(a)	12M JYOR(a)	08/02/34	JPY	18,691,491	(c)	4,164,930	(562,896)	4,727,826
12M EURO(a)	2.500(a)	02/15/35	EUR	158,820	(c)	(2,142,632)	(1,523,295)	(619,337)
12M SOFR(a)	4.098(a)	06/24/35		$204,740	(c)	(186,682)	(84,654)	(102,028)
12M GBP(a)	4.500(a)	10/28/35	GBP	91,190	(c)	525,728	692,904	(167,176)
4.000(a)	12M SOFR(a)	11/27/35		$128,877	(c)	904,976	(193,127)	1,098,103
6M AUDOR(f)	5.000(f)	11/27/35	AUD	214,050	(c)	(736,701)	31,968	(768,669)
Mexico Interbank TIIE 28 Days(d)	8.000(d)	03/05/36	MXN	101,280	(c)	(90,385)	13,142	(103,527)
0.500(a)	12M CHFOR(a)	03/18/36	CHF	8,200	(c)	192,806	150,573	42,233
9.250(e)	12M CPIBR(e)	03/18/36	COP	18,601,610	(c)	493,188	50,047	443,141
4.250(a)	12M GBP(a)	03/18/36	GBP	21,620	(c)	(557,036)	(476,315)	(80,721)
1.250(a)	12M JYOR(a)	03/18/36	JPY	31,249,000	(c)	12,166,342	10,904,020	1,262,322
4.000(a)	12M SOFR(a)	03/18/36		$50,890	(c)	(810,967)	(924,506)	113,539
12M CDOR(f)	3.000(f)	03/18/36	CAD	20,510	(c)	(255,606)	(344,974)	89,368

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M STIBOR(e)	3.000%(a)	03/18/36	SEK	203,010	(c)	$56,386	$(118,590)	$174,976
8.500%(e)	3M JIBAR(e)	03/18/36	ZAR	147,830	(c)	(660,009)	(463,116)	(196,893)
3M NZDOR(e)	4.000(f)	03/18/36	NZD	81,420	(c)	(545,369)	(866,099)	320,730
6M WIBOR(f)	4.500(a)	03/18/36	PLN	14,860	(c)	102,741	(32,654)	135,395
12M CLICP(f)	5.250(f)	03/18/36	CLP	888,520	(c)	3,985	4,725	(740)
6M BUBOR(f)	6.500(a)	03/18/36	HUF	33,400	(c)	(74)	(199)	125
4.250(f)	6M AUDOR(f)	03/18/36	AUD	27,110	(c)	802,065	795,652	6,413
2.500(a)	6M EURO(f)	03/18/36	EUR	85,110	(c)	3,974,335	3,957,411	16,924
4.000(a)	6M NIBOR(f)	03/18/36	NOK	353,610	(c)	425,903	537,481	(111,578)
4.000(a)	6M PRIBOR(f)	03/18/36	CZK	12,530	(c)	6,777	2,039	4,738
3.805(a)	12M SOFR(a)	08/31/36		$239,490	(c)	957,457	(1,890,041)	2,847,498
4.250(a)	12M GBP(a)	01/31/39	GBP	64,340	(c)	(600,949)	(167,201)	(433,748)
12M SOFR(a)	4.574(a)	07/16/40		$304,280	(c)	(1,364,179)	(182,474)	(1,181,705)
12M SOFR(a)	4.438(a)	10/09/40		116,990	(c)	(1,054,910)	(43,718)	(1,011,192)
12M JYOR(a)	2.160(a)	08/02/44	JPY	27,699,458	(c)	(8,508,918)	(8,425,058)	(83,860)
6M EURO(f)	2.750(a)	03/18/46	EUR	14,950	(c)	(1,324,907)	(1,293,369)	(31,538)
2.750(a)	6M EURO(f)	03/18/46		530	(c)	46,970	45,467	1,503
4.213(a)	12M SOFR(a)	05/21/55		$47,460	(c)	1,343,052	241,550	1,101,502
3.848(a)	12M SOFR(a)	07/17/55		246,330	(c)	2,970,272	343,232	2,627,040
2.800(a)	6M EURO(f)	08/13/55	EUR	85,790	(c)	4,810,969	1,379,626	3,431,343
6M EURO(f)	2.900(a)	08/15/55		49,340	(c)	(1,074,607)	(18,085)	(1,056,522)
3.828(a)	12M SOFR(a)	01/30/56		$37,240	(c)	2,136,507	1,003,284	1,133,223
12M JYOR(a)	2.250(a)	03/18/56	JPY	3,042,000	(c)	(2,432,613)	(2,370,237)	(62,376)
2.500(a)	6M EURO(f)	03/18/56	EUR	24,850	(c)	4,324,022	4,257,405	66,617
12M EURO(a)	2.530(a)	03/19/56		73,190	(c)	(9,180,853)	(3,483,749)	(5,697,104)
2.610(a)	6M EURO(f)	03/19/56		73,190	(c)	10,895,184	3,853,851	7,041,333
3.100(a)	6M EURO(f)	08/15/56		64,960	(c)	2,366,937	1,175,544	1,191,393
2.600(a)	6M EURO(f)	08/16/75		34,450	(c)	405,500	(272,956)	678,456
3.000(a)	6M EURO(f)	03/18/76		8,470	(c)	354,131	355,857	(1,726)

TOTAL						$22,431,141	$(670,452)	$23,101,593

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(d)	Payments made at monthly.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.692%	Citigroup Global Markets, Inc.	12/15/56	$21,850	$(250,412)	$(298,848)	$48,436

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CMBX.NA.AAA.17	0.500%	0.692%	MS & Co. Int. PLC	12/15/56	$40,200	$(460,711)	$(512,860)	$52,149

TOTAL						$(711,123)	$(811,708)	$100,585

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	1.866%	12/20/27	$21,533	$1,300,785	$834,468	$466,317
CDX.NA.HY Index 45	5.000	3.168	12/20/30	91,475	7,079,606	6,722,826	356,780
CDX.NA.IG Index 44	1.000	0.456	06/20/30	211,142	4,796,692	4,260,160	536,532
Republic of Chile, 3.240%, 02/06/28	1.000	0.428	12/20/30	5,200	137,736	117,546	20,190
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.692	12/20/30	5,230	74,321	37,173	37,148
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30	5,190	71,785	69,916	1,869
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.570	12/20/30	5,170	102,437	93,295	9,142

TOTAL					$13,563,362	$12,135,384	$1,427,978

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

JPMBKTL5 Index	12MSOFR-0.570%	JPMorgan Securities, Inc.	01/15/26	$100,086	$2,048,457	$(23)	$2,048,480

(a)	Payments made quarterly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL5) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Amazon.com Inc, 4.050, 08/22/47	Communications	193	$15,871	1.2%
Texas Instruments, 4.150, 05/15/48	Technology	193	15,892	1.2
Comcast Corp, 3.750, 04/01/40	Communications	193	15,921	1.2
AbbVie, Inc., 4.250, 11/21/49	Health Care	193	15,930	1.2
Elevance Health, Inc., 4.375, 12/02/47	Health Care	193	16,038	1.2
Berkshire Hathaway Finance Corp, 4.250, 01/15/49	Financials	193	16,224	1.2
Caterpillar Inc, 3.803, 08/15/42	Industrials	193	16,224	1.2
Chubb INA Holdings LLC, 4.350, 11/03/45	Financials	193	16,844	1.3
Visa Inc, 4.300, 12/14/45	Financials	193	16,844	1.3
Mitsubishi UFJ Financial Group Inc, 3.751, 07/18/39	Financials	193	16,851	1.3
Phillips 66, 4.875, 11/15/44	Energy	193	16,974	1.3
Walmart Inc, 4.500, 04/15/53	Consumer Staples	193	17,080	1.3
Novartis Capital Corp, 4.400, 05/06/44	Consumer Staples	193	17,242	1.3
Energy Transfer LP, 5.400, 10/01/47	Energy	193	17,348	1.3
Gilead Sciences Inc, 4.750, 03/01/46	Consumer Staples	193	17,532	1.3
KLA Corp, 4.950, 07/15/52	Technology	193	17,535	1.3
Dow Chemical Co/The, 5.950, 03/15/55	Materials	193	17,597	1.3
Kenvue Inc, 5.050, 03/22/53	Consumer Staples	193	17,610	1.3
Enterprise Products Operating LLC, 4.850, 03/15/44	Energy	193	17,651	1.3
QUALCOMM Inc, 4.800, 05/20/45	Technology	193	17,682	1.4
Medtronic Inc, 4.625, 03/15/45	Consumer Staples	193	17,703	1.4
Intercontinental Exchange Inc, 4.950, 06/15/52	Financials	193	17,719	1.4
Eli Lilly & Co, 5.000, 02/09/54	Consumer Staples	193	18,027	1.4
Abbott Laboratories, 4.900, 11/30/46	Consumer Staples	193	18,186	1.4
Honeywell International Inc, 5.250, 03/01/54	Industrials	193	18,252	1.4
BHP Billiton Finance USA Ltd, 5.000, 09/30/43	Materials	193	18,355	1.4
BlackRock Funding Inc, 5.250, 03/14/54	Financials	193	18,514	1.4
Shell Finance US Inc, 4.125, 05/11/35	Energy	193	18,541	1.4
RTX Corp, 5.375, 02/27/53	Industrials	193	18,554	1.4
Marsh & McLennan Cos Inc, 5.400, 03/15/55	Financials	193	18,595	1.4
Coca-Cola Co/The, 5.200, 01/14/55	Consumer Staples	193	18,640	1.4
Devon Energy Corp, 5.600, 07/15/41	Energy	193	18,698	1.4
PepsiCo, 5.250, 07/17/54	Consumer Staples	193	18,722	1.4
Waste Management Inc, 5.350, 10/15/54	Industrials	193	18,822	1.4
Burlington Northern Santa Fe LLC, 5.500, 03/15/55	Industrials	193	19,012	1.5
Intuit Inc, 5.500, 09/15/53	Technology	193	19,040	1.5
Anheuser-Busch InBev Worldwide Inc, 5.550, 01/23/49	Consumer Staples	193	19,272	1.5
Eli Lilly & Co, 5.500, 02/12/55	Consumer Staples	193	19,360	1.5
Cooperatieve Rabobank UA, 5.250, 05/24/41	Financials	193	19,397	1.5
Rio Tinto Finance USA PLC, 5.750, 03/14/55	Materials	193	19,697	1.5
Cisco Systems Inc, 5.500, 01/15/40	Communications	193	20,036	1.5
ONEOK Inc, 6.625, 09/01/53	Energy	193	20,245	1.5
Bank of America Corp, 5.875, 02/07/42	Financials	193	20,538	1.6
Marathon Petroleum Corp, 6.500, 03/01/41	Energy	193	20,559	1.6
Home Depot Inc/The, 5.875, 12/16/36	Consumer Staples	193	20,898	1.6
Enbridge Inc, 6.700, 11/15/53	Energy	193	21,228	1.6
Valero Energy Corp, 6.625, 06/15/37	Energy	193	21,270	1.6
United Parcel Service Inc, 6.200, 01/15/38	Industrials	193	21,291	1.6
ConocoPhillips, 6.500, 02/01/39	Energy	193	21,686	1.7
UnitedHealth Group Inc, 6.875, 02/15/38	Consumer Staples	193	22,327	1.7

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	78,120,000	$78,120,000	$43,608	$352,500	$(308,892)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	78,120,000	78,120,000	211	53,544	(53,333)
6M IRS	Barclays Bank PLC	3.400	05/14/2026	52,300,000	52,300,000	144,922	164,867	(19,945)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	21,520,000	21,520,000	4,858	272,326	(267,468)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	21,760,000	21,760,000	26,242	327,067	(300,825)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	56,160,000	56,160,000	144,829	381,142	(236,313)
6M IRS	BNP Paribas SA	1.950	05/11/2026	10,270,000	10,270,000	2,319	10,951	(8,632)
6M IRS	BNP Paribas SA	2.250	03/08/2027	23,820,000	23,820,000	61,428	108,606	(47,178)
9M IRS	BNP Paribas SA	2.450	03/24/2026	12,480,000	12,480,000	5,214	197,474	(192,260)
9M IRS	BNP Paribas SA	2.250	04/29/2026	18,390,000	18,390,000	16,872	124,153	(107,281)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	39,790,000	39,790,000	32,882	121,886	(89,004)
6M IRS	Citibank NA	2.450	03/24/2026	3,180,000	3,180,000	1,329	13,398	(12,069)

				415,910,000	$415,910,000	$484,714	$2,127,914	$(1,643,200)

Puts
4Y IRS	Citibank NA	2.180	12/03/2029	14,401,140,000	14,401,140,000	1,666,474	1,358,553	307,921
3M IRS	JPMorgan Securities, Inc.	3.302	01/28/2026	67,410,000	67,410,000	80,946	91,004	(10,058)

				14,468,550,000	$14,468,550,000	$1,747,420	$1,449,557	$297,863

Total purchased option contracts				14,884,460,000	$14,884,460,000	$2,232,134	$3,577,471	$(1,345,337)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.917	01/15/2026	(29,550,000)	(29,550,000)	(114,631)	(191,851)	77,220
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(30,560,000)	(30,560,000)	(263,380)	(191,291)	(72,089)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(156,240,000)	(156,240,000)	(4,297)	(294,494)	290,197
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(12,180,000)	(12,180,000)	(143,252)	(164,851)	21,599
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(6,400,000)	(6,400,000)	(7,302)	(326,983)	319,681
6M IRS	BNP Paribas SA	2.400	05/11/2026	(3,130,000)	(3,130,000)	(1,495)	(14,097)	12,602
6M IRS	BNP Paribas SA	2.690	03/08/2027	(7,460,000)	(7,460,000)	(117,323)	(338,133)	220,810
9M IRS	BNP Paribas SA	2.498	03/24/2026	(5,240,000)	(5,240,000)	(2,759)	(197,475)	194,716
9M IRS	BNP Paribas SA	2.586	04/29/2026	(4,260,000)	(4,260,000)	(7,493)	(124,191)	116,698
9M IRS	BNP Paribas SA	2.400	05/11/2026	(6,555,646)	(6,555,646)	(3,130)	(85,989)	82,859
1M IRS	BofA Securities LLC	2.753	01/02/2026	(28,650,000)	(28,650,000)	(3)	(155,416)	155,413
1M IRS	BofA Securities LLC	2.815	01/09/2026	(28,800,000)	(28,800,000)	(11,917)	(168,519)	156,602
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(3,920,000)	(3,920,000)	(21,118)	(122,094)	100,976
1M IRS	Citibank NA	3.686	01/02/2026	(29,470,000)	(29,470,000)	(62)	(205,185)	205,123
6M IRS	Citibank NA	2.498	03/24/2026	(1,340,000)	(1,340,000)	(706)	(11,767)	11,061
1M IRS	Deutsche Bank AG (London)	3.764	01/08/2026	(30,830,000)	(30,830,000)	(48,770)	(214,423)	165,653
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(30,840,000)	(30,840,000)	(108,967)	(214,492)	105,525
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(31,690,000)	(31,690,000)	(137,956)	(184,990)	47,034

				(447,115,646)	$(447,115,646)	$(994,561)	$(3,206,241)	$2,211,680

Puts
1M IRS	Barclays Bank PLC	2.917	01/15/2026	(29,550,000)	(29,550,000)	(163,190)	(191,851)	28,661
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(30,560,000)	(30,560,000)	(108,956)	(191,291)	82,335
1M IRS	BofA Securities LLC	2.753	01/02/2026	(28,650,000)	(28,650,000)	(514,537)	(155,416)	(359,121)
1M IRS	BofA Securities LLC	2.815	01/09/2026	(28,800,000)	(28,800,000)	(353,654)	(168,519)	(185,135)
1M IRS	Citibank NA	3.686	01/02/2026	(29,470,000)	(29,470,000)	(267,885)	(205,185)	(62,700)
4Y IRS	Citibank NA	3.336	12/03/2029	(4,404,020,000)	(4,404,020,000)	(1,533,481)	(1,358,554)	(174,927)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
1M IRS	Deutsche Bank AG (London)	3.764%	01/08/2026	(30,830,000)	$(30,830,000)	$(130,913)	$(214,423)	$83,510
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(30,840,000)	(30,840,000)	(140,683)	(214,492)	73,809
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(31,690,000)	(31,690,000)	(165,602)	(184,990)	19,388

				(4,644,410,000)	$(4,644,410,000)	$(3,378,901)	$(2,884,721)	$(494,180)

Total written option contracts				(5,091,525,646)	$(5,091,525,646)	$(4,373,462)	$(6,090,962)	$1,717,500

TOTAL				9,792,934,354	$9,792,934,354	$(2,141,328)	$(2,513,491)	$372,163

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put HUF	Barclays Bank PLC	$339.000	02/02/2026	73,948,000	$73,948,000	$200,769	$429,638	$(228,869)
Call USD/Put ZAR	Barclays Bank PLC	17.175	01/15/2026	74,440,000	74,440,000	56,277	639,440	(583,163)
Call USD/Put CNH	BNP Paribas SA	7.020	01/29/2026	78,380,000	78,380,000	83,240	199,229	(115,989)
Call USD/Put HUF	BNP Paribas SA	337.500	02/06/2026	75,088,000	75,088,000	299,000	517,356	(218,356)
Call USD/Put MXN	BNP Paribas SA	18.235	02/09/2026	38,194,000	38,194,000	230,960	348,788	(117,828)
Call USD/Put MXN	BNP Paribas SA	18.350	02/12/2026	37,515,000	37,515,000	199,692	371,661	(171,969)
Call USD/Put ZAR	BNP Paribas SA	17.440	01/09/2026	36,026,000	36,026,000	4,179	412,480	(408,301)
Call USD/Put ZAR	BNP Paribas SA	16.975	01/26/2026	76,388,000	76,388,000	190,359	626,076	(435,717)
Call USD/Put ZAR	BofA Securities LLC	16.785	01/26/2026	76,677,000	76,677,000	338,606	805,415	(466,809)
Call USD/Put JPY	Citibank NA	156.700	01/06/2026	72,879,000	72,879,000	190,579	670,560	(479,981)
Call USD/Put COP	Deutsche Bank AG (London)	3,975.000	01/27/2026	38,442,000	38,442,000	168,568	442,237	(273,669)
Call USD/Put CNH	HSBC Bank PLC	7.110	01/29/2026	109,429,000	109,429,000	15,211	303,115	(287,904)
Call USD/Put COP	JPMorgan Securities, Inc.	3,910.000	01/15/2026	37,397,000	37,397,000	124,756	457,739	(332,983)
Call USD/Put MXN	JPMorgan Securities, Inc.	18.555	02/09/2026	37,396,500	37,396,500	107,515	373,965	(266,450)
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.440	01/09/2026	36,026,000	36,026,000	4,179	389,801	(385,622)
Call USD/Put COP	MS & Co. Int. PLC	3,891.000	01/06/2026	36,671,000	36,671,000	20,316	450,430	(430,114)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put COP	MS & Co. Int. PLC	$3,800.000	01/15/2026	37,220,000	$37,220,000	$452,260	$527,742	$(75,482)
Call USD/Put ZAR	MS & Co. Int. PLC	17.850	01/09/2026	36,104,000	36,104,000	722	375,445	(374,723)
Call USD/Put CNH	Standard Chartered Bank	7.060	01/29/2026	110,909,000	110,909,000	47,691	365,556	(317,865)

				1,119,129,500	$1,119,129,500	$2,734,879	$8,706,673	$(5,971,794)

Puts
Put NZD/Call USD	Barclays Bank PLC	0.574	01/22/2026	258,337,000	258,337,000	875,618	1,206,839	(331,221)
Put EUR/Call USD	BNP Paribas SA	1.162	01/12/2026	95,558,000	95,558,000	52,556	579,609	(527,053)
Put EUR/Call USD	BNP Paribas SA	1.150	01/22/2026	94,768,000	94,768,000	37,198	740,576	(703,378)
Put NZD/Call USD	BNP Paribas SA	0.565	01/22/2026	263,716,000	263,716,000	281,046	1,480,707	(1,199,661)
Put USD/Call JPY	BNP Paribas SA	152.950	01/14/2026	38,039,000	38,039,000	34,083	215,491	(181,408)
Put EUR/Call USD	BofA Securities LLC	1.170	01/30/2026	96,672,000	96,672,000	409,219	645,575	(236,356)
Put EUR/Call USD	BofA Securities LLC	1.175	02/10/2026	99,945,000	99,945,000	731,160	627,372	103,788
Put USD/Call BRL	BofA Securities LLC	5.550	01/13/2026	38,338,000	38,338,000	517,180	530,943	(13,763)
Put USD/Call CAD	BofA Securities LLC	1.380	02/09/2026	74,793,000	74,793,000	773,509	560,948	212,561
Put USD/Call JPY	BofA Securities LLC	152.250	01/16/2026	76,388,000	76,388,000	65,235	368,419	(303,184)
Put GBP/Call USD	Citibank NA	1.335	01/28/2026	55,838,000	55,838,000	212,629	685,840	(473,211)
Put NZD/Call USD	Citibank NA	0.555	01/22/2026	261,259,000	261,259,000	68,441	1,483,179	(1,414,738)
Put USD/Call JPY	Citibank NA	150.100	01/14/2026	114,116,000	114,116,000	20,427	153,927	(133,500)
Put USD/Call JPY	Citibank NA	151.850	01/16/2026	76,481,000	76,481,000	53,536	308,934	(255,398)
Put USD/Call JPY	Citibank NA	146.750	02/03/2026	110,943,000	110,943,000	45,265	234,701	(189,436)
Put EUR/Call USD	Deutsche Bank AG (London)	1.164	01/22/2026	95,587,000	95,587,000	165,243	638,050	(472,807)
Put EUR/Call USD	Deutsche Bank AG (London)	1.158	01/30/2026	95,558,000	95,558,000	133,300	663,520	(530,220)
Put GBP/Call USD	HSBC Bank PLC	1.335	02/05/2026	55,664,000	55,664,000	286,774	730,445	(443,671)
Put USD/Call JPY	JPMorgan Securities, Inc.	150.800	02/03/2026	36,981,000	36,981,000	61,573	138,124	(76,551)
Put EUR/Call USD	MS & Co. Int. PLC	1.144	01/09/2026	93,572,000	93,572,000	1,759	640,434	(638,675)
Put AUD/Call USD	Standard Chartered Bank	0.644	01/28/2026	57,344,000	57,344,000	33,791	356,976	(323,185)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	Standard Chartered Bank	$0.580	02/03/2026	202,900,000	$202,900,000	$1,530,922	$871,490	$659,432
Put AUD/Call USD	UBS AG (London)	0.660	01/28/2026	112,451,000	112,451,000	330,720	660,010	(329,290)
Put EUR/Call CHF	UBS AG (London)	0.924	02/25/2026	63,940,000	63,940,000	311,840	439,243	(127,403)

				2,569,188,000	$2,569,188,000	$7,033,024	$14,961,352	$(7,928,328)

Total purchased option contracts				3,688,317,500	$3,688,317,500	$9,767,903	$23,668,025	$(13,900,122)

Written option contracts
Calls
Call EUR/Put SEK	Barclays Bank PLC	10.960	01/07/2026	(15,943,000)	(15,943,000)	(2,136)	(95,698)	93,562
Call USD/Put HUF	Barclays Bank PLC	329.900	02/02/2026	(36,974,000)	(36,974,000)	(318,087)	(516,194)	198,107
Call USD/Put ZAR	Barclays Bank PLC	17.440	01/09/2026	(72,052,000)	(72,052,000)	(8,358)	(296,134)	287,776
Call AUD/Put NZD	BNP Paribas SA	1.144	01/05/2026	(28,150,000)	(28,150,000)	(245,701)	(89,545)	(156,156)
Call AUD/Put NZD	BNP Paribas SA	1.146	01/08/2026	(29,435,000)	(29,435,000)	(222,148)	(63,767)	(158,381)
Call USD/Put CNH	BNP Paribas SA	7.055	01/08/2026	(18,733,000)	(18,733,000)	(768)	(47,675)	46,907
Call USD/Put CNH	BNP Paribas SA	7.060	01/29/2026	(110,909,000)	(110,909,000)	(47,691)	(104,717)	57,026
Call USD/Put HUF	BNP Paribas SA	330.150	02/06/2026	(37,544,000)	(37,544,000)	(351,750)	(533,876)	182,126
Call USD/Put MXN	BNP Paribas SA	18.555	02/09/2026	(37,396,500)	(37,396,500)	(107,514)	(196,219)	88,705
Call USD/Put ZAR	BNP Paribas SA	17.850	01/09/2026	(36,104,000)	(36,104,000)	(722)	(218,068)	217,346
Call USD/Put ZAR	BNP Paribas SA	17.175	01/15/2026	(74,440,000)	(74,440,000)	(56,277)	(295,527)	239,250
Call EUR/Put PLN	BofA Securities LLC	4.233	01/08/2026	(16,116,000)	(16,116,000)	(16,837)	(77,934)	61,097
Call USD/Put BRL	BofA Securities LLC	5.656	01/13/2026	(37,515,000)	(37,515,000)	(96,714)	(237,883)	141,169
Call USD/Put ZAR	BofA Securities LLC	16.975	01/26/2026	(153,353,000)	(153,353,000)	(382,156)	(1,016,117)	633,961
Call AUD/Put NZD	Citibank NA	1.145	01/20/2026	(29,072,000)	(29,072,000)	(245,697)	(90,819)	(154,878)
Call USD/Put COP	Deutsche Bank AG (London)	3,910.000	01/15/2026	(37,397,000)	(37,397,000)	(124,756)	(543,939)	419,183
Call USD/Put SGD	Deutsche Bank AG (London)	1.292	01/13/2026	(18,758,000)	(18,758,000)	(8,422)	(75,276)	66,854
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.146	01/14/2026	(28,504,000)	(28,504,000)	(217,328)	(93,470)	(123,858)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Call USD/Put CAD	JPMorgan Securities, Inc.	$1.379	01/02/2026	(19,236,000)	$(19,236,000)	$(2,039)	$(48,186)	$46,147
Call USD/Put COP	JPMorgan Securities, Inc.	3,800.000	01/15/2026	(37,220,000)	(37,220,000)	(452,260)	(972,373)	520,113
Call USD/Put JPY	JPMorgan Securities, Inc.	156.700	01/06/2026	(72,879,000)	(72,879,000)	(190,579)	(1,074,236)	883,657
Call USD/Put SGD	JPMorgan Securities, Inc.	1.292	01/02/2026	(19,236,000)	(19,236,000)	(38)	(36,548)	36,510
Call USD/Put COP	MS & Co. Int. PLC	3,891.000	01/06/2026	(36,671,000)	(36,671,000)	(20,316)	(186,142)	165,826
Call USD/Put CAD	Royal Bank of Canada (UK)	1.375	01/06/2026	(19,120,000)	(19,120,000)	(21,300)	(68,668)	47,368
Call USD/Put CAD	Royal Bank of Canada (UK)	1.377	01/16/2026	(19,224,000)	(19,224,000)	(44,330)	(90,766)	46,436
Call USD/Put CNH	Standard Chartered Bank	7.110	01/29/2026	(109,429,000)	(109,429,000)	(15,211)	(129,783)	114,572

				(1,151,410,500)	$(1,151,410,500)	$(3,199,135)	$(7,199,560)	$4,000,425

Puts
Put EUR/Call SEK	Barclays Bank PLC	10.960	01/07/2026	(15,943,000)	(15,943,000)	(242,709)	(95,698)	(147,011)
Put NZD/Call USD	Barclays Bank PLC	0.565	01/22/2026	(263,716,000)	(263,716,000)	(281,046)	(586,997)	305,951
Put AUD/Call NZD	BNP Paribas SA	1.144	01/05/2026	(28,150,000)	(28,150,000)	(19)	(89,545)	89,526
Put AUD/Call NZD	BNP Paribas SA	1.146	01/08/2026	(29,435,000)	(29,435,000)	(2,514)	(63,767)	61,253
Put EUR/Call USD	BNP Paribas SA	1.164	01/22/2026	(63,085,470)	(63,085,470)	(109,057)	(173,515)	64,458
Put NZD/Call USD	BNP Paribas SA	0.555	01/22/2026	(261,259,000)	(261,259,000)	(68,441)	(704,144)	635,703
Put USD/Call CNH	BNP Paribas SA	7.055	01/08/2026	(18,733,000)	(18,733,000)	(222,155)	(47,676)	(174,479)
Put USD/Call JPY	BNP Paribas SA	150.100	01/14/2026	(114,116,000)	(114,116,000)	(20,427)	(216,410)	195,983
Put EUR/Call PLN	BofA Securities LLC	4.233	01/08/2026	(16,116,000)	(16,116,000)	(74,281)	(77,934)	3,653
Put EUR/Call USD	BofA Securities LLC	1.162	01/12/2026	(95,558,000)	(95,558,000)	(52,556)	(453,532)	400,976
Put EUR/Call USD	BofA Securities LLC	1.164	01/22/2026	(32,501,530)	(32,501,530)	(56,186)	(115,315)	59,129
Put EUR/Call USD	BofA Securities LLC	1.158	01/30/2026	(95,558,000)	(95,558,000)	(133,300)	(280,475)	147,175
Put USD/Call CAD	BofA Securities LLC	1.363	02/09/2026	(112,190,000)	(112,190,000)	(419,815)	(336,570)	(83,245)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put USD/Call JPY	BofA Securities LLC	$154.350	01/16/2026	(38,194,000)	$(38,194,000)	$(93,996)	$(375,944)	$281,948
Put AUD/Call NZD	Citibank NA	1.145	01/20/2026	(29,072,000)	(29,072,000)	(9,720)	(90,819)	81,099
Put EUR/Call USD	Citibank NA	1.170	01/02/2026	(32,806,000)	(32,806,000)	(7,248)	(71,524)	64,276
Put GBP/Call USD	Citibank NA	1.314	01/28/2026	(69,797,000)	(69,797,000)	(62,377)	(347,011)	284,634
Put USD/Call JPY	Citibank NA	152.950	01/14/2026	(38,039,000)	(38,039,000)	(34,083)	(153,650)	119,567
Put USD/Call JPY	Citibank NA	153.950	01/16/2026	(38,240,000)	(38,240,000)	(76,939)	(325,595)	248,656
Put USD/Call JPY	Citibank NA	150.800	02/03/2026	(36,981,000)	(36,981,000)	(61,573)	(216,179)	154,606
Put EUR/Call USD	Deutsche Bank AG (London)	1.144	01/09/2026	(93,572,000)	(93,572,000)	(1,759)	(185,326)	183,567
Put EUR/Call USD	Deutsche Bank AG (London)	1.150	01/22/2026	(94,768,000)	(94,768,000)	(37,198)	(260,326)	223,128
Put USD/Call SGD	Deutsche Bank AG (London)	1.292	01/13/2026	(18,758,000)	(18,758,000)	(110,091)	(75,276)	(34,815)
Put GBP/Call USD	HSBC Bank PLC	1.312	02/05/2026	(69,581,000)	(69,581,000)	(95,199)	(372,091)	276,892
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.146	01/14/2026	(28,504,000)	(28,504,000)	(6,943)	(93,639)	86,696
Put USD/Call CAD	JPMorgan Securities, Inc.	1.379	01/02/2026	(19,236,000)	(19,236,000)	(93,718)	(48,186)	(45,532)
Put USD/Call JPY	JPMorgan Securities, Inc.	146.750	02/03/2026	(110,943,000)	(110,943,000)	(45,265)	(111,498)	66,233
Put USD/Call SGD	JPMorgan Securities, Inc.	1.292	01/02/2026	(19,236,000)	(19,236,000)	(100,065)	(36,548)	(63,517)
Put USD/Call CAD	Royal Bank of Canada (UK)	1.375	01/06/2026	(19,120,000)	(19,120,000)	(58,469)	(68,668)	10,199
Put USD/Call CAD	Royal Bank of Canada (UK)	1.377	01/16/2026	(19,224,000)	(19,224,000)	(113,902)	(90,766)	(23,136)
Put NZD/Call USD	Standard Chartered Bank	0.574	01/22/2026	(193,752,445)	(193,752,445)	(656,713)	(315,752)	(340,961)
Put AUD/Call USD	UBS AG (London)	0.644	01/28/2026	(57,344,000)	(57,344,000)	(33,791)	(232,232)	198,441
Put NZD/Call USD	UBS AG (London)	0.574	01/22/2026	(64,584,555)	(64,584,555)	(218,905)	(254,633)	35,728

				(2,238,113,000)	$(2,238,113,000)	$(3,600,460)	$(6,967,241)	$3,366,781

Total written option contracts				(3,389,523,500)	$(3,389,523,500)	$(6,799,595)	$(14,166,801)	$7,367,206

TOTAL				298,794,000	$298,794,000	$2,968,308	$9,501,224	$(6,532,916)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
4Y IRS	— 4 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 40.3%
Collateralized Mortgage Obligations – 6.2%
Interest Only(a) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 30 day USD SOFR Average + 5.986%)
$802,755	2.111	%(b)	07/25/50	$ 92,472
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 30 day USD SOFR Average + 5.886%)
340,513	1.902	(b)	05/15/46	37,765
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
93,293	1.952	(b)	03/15/44	9,352
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 30 day USD SOFR Average + 5.986%)
263,369	2.111	(b)	05/25/47	29,915
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 30 day USD SOFR Average + 5.836%)
123,974	1.961	(b)	02/25/42	12,438
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
87,558	2.252	(b)(c)	10/20/43	4,547
Government National Mortgage Association REMICS Series 2015-129, Class IC
75,735	4.500	(c)	09/16/45	14,539
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
120,427	2.202	(b)(c)	01/20/49	13,550
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
82,796	2.252	(b)(c)	06/20/49	9,204
Government National Mortgage Association REMICS Series 2020-78, Class DI
472,205	4.000	(c)	06/20/50	101,795
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
191,901	2.202	(b)(c)	08/20/43	20,472
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
116,852	2.402	(b)(c)	09/20/45	14,330
Government National Mortgage Association REMICS Series 2016-27, Class IA
77,973	4.000	(c)	06/20/45	10,228
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
244,198	2.352	(b)(c)	09/20/48	28,688
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
227,502	2.402	(b)(c)	02/20/40	24,720
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
87,298	2.352	(b)(c)	01/20/46	10,371
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,096,489	3.500	(c)	12/20/49	206,155
Government National Mortgage Association REMICS Series 2016-138, Class GI
205,338	4.000	(c)	10/20/46	40,096

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
$70,602	2.402	%(b)(c)	11/20/45	$ 8,394

				689,031

Regular Floater(b) – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
904,278	4.874		02/25/55	904,396
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3, Class A1 (1 mo. USD Term SOFR + 1.050%)
340,875	4.924	(c)(d)	10/25/44	341,287
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
1,630,795	4.874		03/25/55	1,627,275

				2,872,958

Sequential Fixed Rate – 3.0%
Angel Oak Mortgage Trust Series 2025-7, Class A1
2,072,051	5.509	(c)(d)(e)	06/25/70	2,091,144
BRAVO Residential Funding Trust Series 2025-NQM4, Class A1
1,558,853	5.613	(c)(d)(e)	02/25/65	1,576,340
CIM Trust Series 2025-I1, Class A2
928,488	5.908	(c)(d)(e)	10/25/69	941,805
Federal National Mortgage Association REMICS Series 2011-99, Class DB
99,463	5.000		10/25/41	100,387
Federal National Mortgage Association REMICS Series 2012-111, Class B
13,609	7.000		10/25/42	14,626
Federal National Mortgage Association REMICS Series 2012-153, Class B
57,324	7.000		07/25/42	62,266
Federal National Mortgage Association REMICS Series 2011-52, Class GB
116,007	5.000		06/25/41	117,053
JP Morgan Mortgage Trust Series 2024-VIS2, Class A1
1,631,144	5.853	(c)(d)(e)	11/25/64	1,651,222
JP Morgan Mortgage Trust Series 2025-VIS1, Class A1A
1,397,283	5.493	(c)(d)(e)	08/25/55	1,407,719
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
1,458,388	5.562	(c)(d)(e)	03/25/70	1,475,353
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3, Class A1A
2,456,283	4.912	(c)(d)(e)	09/25/70	2,456,809
New Residential Mortgage Loan Trust Series 2025-NQM1, Class A1
939,668	5.643	(c)(d)(e)	01/25/65	956,023
OBX Trust Series 2024-NQM2, Class A1
1,037,387	5.878	(c)(d)(e)	12/25/63	1,045,663
OBX Trust Series 2025-NQM21, Class A1A
2,179,328	4.989	(c)(d)(e)	10/25/65	2,183,703
Santander Mortgage Asset Receivable Trust Series 2025-NQM1, Class A1
1,472,795	5.545	(c)(d)(e)	01/25/65	1,483,451
Verus Securitization Trust Series 2023-INV2, Class A3
576,103	7.079	(c)(d)(e)	08/25/68	580,138

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Verus Securitization Trust Series 2024-INV2, Class A1
$1,052,250	5.332	%(c)(d)(e)	08/26/69	$ 1,059,261
Verus Securitization Trust Series 2025-6, Class A1
3,681,528	5.417	(c)(d)(e)	07/25/70	3,713,790
Verus Securitization Trust Series 2025-1, Class A1A
2,415,231	5.620	(c)(d)(e)	01/25/70	2,437,492

				25,354,245

Sequential Floating Rate(b)(c) – 2.8%
Angel Oak Mortgage Trust Series 2021-3, Class A1
554,453	1.068	(d)	05/25/66	488,596
Angel Oak Mortgage Trust Series 2019-6, Class B1
1,825,000	3.941	(d)	11/25/59	1,769,185
Angel Oak Mortgage Trust Series 2025-11, Class A1
2,257,544	4.975	(d)	10/25/70	2,260,091
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(d)	02/25/55	278,868
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(d)	02/25/55	424,711
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(d)	02/25/55	204,190
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
29,975	5.529		09/25/35	26,947
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
53,907	5.524	(d)	01/25/34	54,090
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,156,661	5.074	(d)	05/25/44	1,158,089
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
157,746	5.424	(d)	10/25/41	158,323
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	5.524	(d)	12/25/41	286,476
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
34,196	5.774	(d)	04/25/42	34,281
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	6.874	(d)	04/25/42	231,930
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	5.674	(d)	01/25/44	452,271
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,845,000	5.674	(d)	02/25/44	1,854,566
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,650,000	5.524	(d)	05/25/44	1,658,547

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
$250,000	5.824	%(d)	03/25/44	$ 251,658
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
124,251	4.874	(d)	07/25/44	124,264
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,150,000	5.574	(d)	07/25/44	1,154,713
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
775,000	5.474	(d)	09/25/44	776,135
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2A1 (1 mo. USD Term SOFR + 1.450%)
884,858	5.324	(d)	03/25/45	889,434
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01, Class 1M2 (1 mo. USD Term SOFR + 1.500%)
1,850,000	5.374	(d)	01/25/45	1,852,481
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
138,679	4.835		08/19/36	112,485
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
902,658	2.520	(d)	05/25/52	778,312
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
297,255	3.511	(d)	07/25/52	269,706
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,253,055	5.990	(d)	07/25/64	1,265,909
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,601,837	3.000	(d)	05/25/54	1,462,993
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(d)	10/25/54	711,914
JP Morgan Mortgage Trust Series 2024-1, Class A4
502,514	6.000	(d)	06/25/54	505,710
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
1,454,789	5.577	(d)	09/25/65	1,470,474
Mill City Mortgage Loan Trust Series 2017-2, Class A3
92,991	3.250	(d)	07/25/59	91,444
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
22,716	4.818		11/20/34	21,174
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(d)	01/25/60	484,121
Verus Securitization Trust Series 2021-8, Class A1
93,773	2.824	(d)	11/25/66	87,688

				23,651,776

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				52,568,010

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 11.6%
Regular Floater(b)(d) – 0.6%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$1,600,000	5.243%		11/15/41	$ 1,601,264
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
2,350,000	5.883		11/15/29	2,360,826
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
900,000	5.242		11/15/41	899,438

				4,861,528

Sequential Fixed Rate – 3.5%
Bank Series 2024-BNK47, Class A5
1,250,000	5.716	(c)	06/15/57	1,326,855
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,252,208
Bank5 Series 2024-5YR10, Class A3
1,150,000	5.302	(c)	10/15/57	1,184,469
Bank5 Series 2024-5YR11, Class A3
900,000	5.893	(c)	11/15/57	946,191
Bank5 Series 2024-5YR11, Class AS
575,000	6.139	(c)	11/15/57	601,678
Bank5 Series 2025-5YR14, Class A3
1,500,000	5.646	(c)	04/15/58	1,568,240
Bank5 Series 2025-5YR15, Class A3
1,450,000	5.452	(c)	07/15/58	1,507,374
BBCMS Mortgage Trust Series 2025-5C36, Class A3
1,700,000	5.517	(c)	08/15/58	1,772,949
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,191,764
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,471,820
BMO Mortgage Trust Series 2025-5C11, Class A3
1,500,000	5.669	(c)	07/15/58	1,569,428
BWAY Mortgage Trust Series 2013-1515, Class A2
1,180,763	3.454	(c)(d)	03/10/33	1,120,056
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	280,730
COMM Mortgage Trust Series 2024-277P, Class A
1,825,000	6.338	(d)	08/10/44	1,920,832
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(d)	05/10/41	1,348,005
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
1,300,000	3.598	(c)(d)	06/05/39	1,214,415
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
1,600,000	6.234	(d)	06/05/42	1,672,597
ROCK Trust Series 2024-CNTR, Class A
3,325,000	5.388	(d)	11/13/41	3,417,058
ROCK Trust Series 2024-CNTR, Class D
1,750,000	7.109	(d)	11/13/41	1,827,508
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	994,482

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
$130,000	5.309	%(c)	08/15/57	$ 134,471

				29,323,130

Sequential Floating Rate – 7.5%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778	(b)	11/15/54	731,953
ALA Trust Series 2025-OANA, Class A (1 mo. USD Term SOFR + 1.743%)
1,950,000	5.494	(b)(d)	06/15/40	1,955,578
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS
448,204	3.989	(b)(c)	09/15/48	444,489
Bank Series 2022-BNK39, Class A4
1,900,000	2.928	(b)(c)	02/15/55	1,731,586
Bank Series 2022-BNK40, Class A4
1,150,000	3.390	(b)(c)	03/15/64	1,075,883
Bank Series 2025-BNK50, Class A5
675,000	5.652	(b)(c)	05/15/68	714,800
Bank Series 2025-BNK50, Class AS
1,250,000	5.875	(b)(c)	05/15/68	1,324,912
Bank5 Series 2024-5YR10, Class AS
400,000	5.637	(c)	10/15/57	411,589
Bank5 Series 2025-5YR16, Class AS
2,200,000	5.751	(b)(c)	08/15/63	2,285,545
Bank5 Trust Series 2025-5YR13, Class AS
1,050,000	6.096	(b)(c)	01/15/58	1,099,741
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,775,000	4.670	(b)(d)	03/15/37	1,679,104
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	4.919	(b)(d)	03/15/37	428,171
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
2,550,000	4.674	(b)(d)	10/10/42	2,548,400
BFLD Commercial Mortgage Trust Series 2025-660F, Class A (1 mo. USD Term SOFR + 1.500%)
2,650,000	5.250	(b)(d)	11/15/42	2,657,414
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
1,750,000	5.650	(b)(d)	06/15/42	1,750,568
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
1,049,403	5.092	(b)(d)	03/15/41	1,049,287
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
1,800,000	5.369	(b)(d)	06/15/44	1,849,094
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
740,315	5.142	(b)(d)	03/15/41	739,923
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
900,000	5.410	(b)(d)	11/13/46	910,062
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	5.392	(b)(d)	02/15/41	2,042,227
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
1,494,173	4.894	(b)(d)	03/15/30	1,491,696

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Trust Series 2025-TAIL, Class A (1 mo. USD Term SOFR + 1.400%)
$1,550,000	5.150	%(b)(d)	06/15/35	$ 1,549,282
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,850,000	5.145	(b)(d)	08/10/42	1,887,096
Durst Commercial Mortgage Trust Series 2025-151, Class B
2,250,000	5.582	(b)(d)	08/10/42	2,292,600
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,025,000	5.824	(b)(d)	08/10/42	1,044,084
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
602,712	4.689	(b)(c)	02/25/33	603,275
Houston Galleria Mall Trust Series 2025-HGLR, Class A
975,000	5.462	(b)(d)	02/05/45	1,008,360
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
750,000	6.340	(b)(d)	01/13/40	780,021
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
3,100,000	5.467	(b)(d)	01/13/40	3,210,242
IRV Trust Series 2025-200P, Class A
2,100,000	5.295	(b)(c)(d)	03/14/47	2,141,095
IRV Trust Series 2025-200P, Class C
675,000	5.730	(b)(c)(d)	03/14/47	679,066
IRV Trust Series 2025-200P, Class D
750,000	6.166	(b)(c)(d)	03/14/47	761,559
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
962,757	5.107	(b)(d)	04/15/37	944,937
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
550,000	5.797	(b)(d)	10/05/39	560,043
KRE Commercial Mortgage Trust Series 2025-AIP4, Class A (1 mo. USD Term SOFR + 1.300%)
1,700,000	5.050	(b)(d)	03/15/42	1,697,187
LEX Mortgage Trust Series 2024-BBG, Class A
1,875,000	4.874	(b)(c)(d)	10/13/33	1,887,011
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
1,450,000	6.359	(b)(d)	10/15/42	1,469,497
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
850,000	6.014	(b)(c)	12/15/56	916,659
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
1,200,000	5.442	(b)(d)	02/15/42	1,196,257
NYC Commercial Mortgage Trust Series 2025-300P, Class A
1,850,000	4.879	(b)(d)	07/13/42	1,857,945
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
2,200,000	5.493	(b)(d)	10/15/40	2,204,786
PENN Commercial Mortgage Trust Series 2025-P11, Class A
2,000,000	5.344	(b)(d)	08/10/42	2,047,501
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class C (1 mo. USD Term SOFR + 2.142%)
350,000	5.892	(b)(d)	04/15/42	349,612
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
1,125,000	3.740	(b)(c)	08/15/50	1,108,380
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.308	(b)(d)	07/15/35	1,613,873

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$1,000,000	5.743	%(b)(d)	07/15/35	$ 1,006,932

				63,739,322

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 97,923,980

Federal Agencies – 22.5%
Federal Home Loan Mortgage Corp. – 0.0%
$398	5.000%		01/01/33	$ 406
116	5.000		06/01/33	119
1,179	5.000		07/01/33	1,203
1,543	5.000		08/01/33	1,576
287	5.000		10/01/33	294
804	5.000		11/01/33	821
329	5.000		12/01/33	336
1,105	5.000		02/01/34	1,129
546	5.000		03/01/34	558
698	5.000		04/01/34	714
1,049	5.000		05/01/34	1,071
20,497	5.000		06/01/34	20,931
367	5.000		11/01/34	375
4,706	5.000		04/01/35	4,805
1	5.000		11/01/35	1
5,563	5.000		01/01/40	5,678
4,340	4.000		06/01/40	4,261
29,369	4.000		02/01/41	28,834
2,760	4.000		11/01/41	2,702

				75,814

Government National Mortgage Association – 5.5%
135,129	4.000		11/20/44	130,748
12,652	4.000		05/20/45	12,233
289,510	4.000		07/20/45	279,718
201,311	4.000		01/20/46	194,338
66,838	4.500		02/20/48	66,629
22,874	4.500		03/20/48	22,803
80,247	4.500		04/20/48	79,945
182,061	4.500		05/20/48	181,264
732,785	4.000		07/20/48	704,464
252,320	4.500		08/20/48	251,058
141,847	5.000		08/20/48	144,258
741,353	4.000		09/20/48	713,561
1,188,907	4.500		09/20/48	1,182,957
164,334	5.000		09/20/48	167,127
166,582	5.000		10/20/48	169,257
654,776	5.000		11/20/48	665,292
272,915	5.000		12/20/48	277,128
921,454	4.500		01/20/49	914,827
472,687	5.000		01/20/49	479,983
248,365	4.500		02/20/49	246,578
175,864	4.500		03/20/49	174,599
262,963	5.000		03/20/49	267,022
517,348	3.000		08/20/49	467,972
388,151	4.500		10/20/49	386,208
148,967	4.500		12/20/49	147,896
1,683,461	3.000		03/20/50	1,519,611
626,807	3.000		07/20/51	564,062

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$314,288	2.500%	09/20/51	$ 270,119
745,801	2.500	10/20/51	643,552
465,580	2.500	11/20/51	401,458
681,632	3.000	12/20/51	612,972
1,432,702	2.500	12/20/51	1,234,974
10,850,319	4.500	10/20/52	10,651,913
5,000,000	2.000	TBA-30yr(f)	4,138,239
13,000,000	5.500	TBA-30yr(f)	13,125,480
4,000,000	6.000	TBA-30yr(f)	4,076,016
1,000,000	6.500	TBA-30yr(f)	1,033,590

			46,599,851

Uniform Mortgage-Backed Security – 17.0%
103,934	4.500	07/01/36	104,081
4,337	4.500	12/01/36	4,344
3,807	4.500	05/01/38	3,823
8,657	4.500	05/01/39	8,682
5,202	4.500	06/01/39	5,218
2,708	4.500	08/01/39	2,714
3,825	4.500	09/01/39	3,841
6,148	4.500	10/01/39	6,174
2,953	4.500	03/01/40	2,966
37,009	4.500	04/01/40	37,220
4,154	4.500	12/01/40	4,177
36,701	4.500	01/01/41	36,911
11,859	4.500	04/01/41	11,875
18,586	4.500	06/01/41	18,612
16,684	4.500	07/01/41	16,707
26,463	4.500	08/01/41	26,491
70,937	4.500	09/01/41	71,037
40,177	4.500	10/01/41	40,234
49,608	4.500	11/01/41	49,678
45,155	4.500	12/01/41	45,219
35,261	4.500	01/01/42	35,310
2,939	4.500	03/01/42	2,962
8,108	4.500	04/01/42	8,149
35,243	3.000	12/01/42	33,013
89,250	3.000	01/01/43	83,184
129,148	3.000	04/01/43	119,790
169,264	4.500	06/01/45	168,636
1,314,333	4.000	08/01/45	1,280,317
690,032	4.500	11/01/47	687,301
2,138,056	4.000	01/01/48	2,073,265
11,897	4.500	08/01/48	11,809
213,464	4.500	09/01/48	212,952
139,364	5.000	11/01/48	142,160
703,816	3.000	02/01/49	642,098
10,130	4.500	03/01/49	10,039
77,016	3.500	07/01/49	72,360
711,716	4.000	07/01/49	687,424
323,980	4.500	10/01/50	321,584
2,045,623	3.000	12/01/50	1,843,127
128,014	2.500	03/01/51	110,511
5,206,233	2.000	03/01/51	4,259,154
2,237,112	2.500	05/01/51	1,921,218
632,026	2.000	07/01/51	515,757
829,652	2.000	08/01/51	676,208
2,229,216	2.500	09/01/51	1,914,812

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$622,994	2.500%	10/01/51	$ 537,423
	653,029	2.500	11/01/51	563,333
	1,592,726	2.000	01/01/52	1,304,284
	721,833	2.000	02/01/52	586,817
	1,156,713	2.500	02/01/52	983,823
	397,834	2.000	03/01/52	323,524
	685,380	2.500	03/01/52	580,983
	830,431	4.500	04/01/52	816,053
	951,130	2.000	04/01/52	773,472
	758,013	3.000	08/01/52	680,846
	736,721	5.500	09/01/52	758,510
	333,210	2.500	09/01/52	283,393
	1,536,621	5.500	11/01/52	1,582,068
	2,118,880	6.000	11/01/52	2,213,783
	1,400,678	6.000	12/01/52	1,461,869
	716,971	6.000	01/01/53	748,293
	742,092	5.500	04/01/53	761,953
	4,753,776	4.500	05/01/53	4,706,733
	418,095	2.500	01/01/54	355,523
	28,000,000	2.500	TBA-30yr(f)	23,663,282
	1,000,000	3.000	TBA-30yr(f)	883,828
	17,000,000	4.500	TBA-30yr(f)	16,591,602
	10,000,000	5.000	TBA-30yr(f)	9,975,000
	7,000,000	3.500	TBA-30yr(f)	6,444,649
	5,000,000	4.000	TBA-30yr(f)	4,741,797
	38,000,000	5.500	TBA-30yr(f)	38,529,921
	3,000,000	6.000	TBA-30yr(f)	3,079,805
	2,000,000	6.500	TBA-30yr(f)	2,078,047

				144,343,758

TOTAL FEDERAL AGENCIES				$191,019,423

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $341,934,352)				$341,511,413

Sovereign Debt Obligations – 28.7%
British Pound – 0.7%
U.K. Gilts
GBP	1,990,000	3.500%	01/22/45	$ 2,162,059
	840,000	1.500	07/31/53	521,142
	220,000	1.750	07/22/57	139,675
	3,330,000	3.500	07/22/68	3,253,392

				6,076,268

Canadian Dollar – 0.8%
Province of British Columbia
CAD	2,000,000	4.950	06/18/40	1,556,840
Province of Ontario
	2,300,000	4.650	06/02/41	1,731,715
Province of Quebec
GBP	2,390,000	2.250	09/15/26	3,185,584

				6,474,139

Chinese Yuan Renminbi – 1.8%
China Government Bonds
CNY	58,720,000	1.650	05/15/35	8,257,472

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Chinese Yuan Renminbi – (continued)
CNY	23,780,000	1.980%		04/25/45	$ 3,216,408
	26,320,000	1.880		04/25/55	3,450,931

					14,924,811

Colombia Peso – 0.0%
Colombia TES
COP	897,700,000	13.250		02/09/33	239,991
	890,400,000	9.250		05/28/42	178,325

					418,316

Euro – 15.3%
European Financial Stability Facility(g)
EUR	1,170,000	0.875		04/10/35	1,122,289
European Union
	6,632,868	1.625		12/04/29	7,548,158
	820,000	0.200		06/04/36	708,168
Finland Government Bonds
	1,190,000	1.500		09/15/32	1,282,609
France Treasury Bills BTF(h)
	20,513,728	0.000		01/14/26	24,092,063
	38,809,326	0.000		02/18/26	45,487,856
French Republic Government Bonds OAT
	7,350,000	3.500		11/25/33	8,760,116
	1,760,000	1.250		05/25/34	1,750,839
	1,030,000	4.500		04/25/41	1,282,151
	310,000	3.250		05/25/45	320,646
	210,000	2.000		05/25/48	166,557
	800,000	1.750		05/25/66	459,832
Ireland Government Bonds
	430,000	0.200		10/18/30	452,741
	920,000	0.350		10/18/32	921,104
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(h)	08/01/26	6,275,131
	3,220,000	0.900		04/01/31	3,426,429
	1,680,000	6.000		05/01/31	2,282,944
	1,130,000	3.250		03/01/38	1,269,731
	1,370,000	4.450		09/01/43	1,689,076
	1,170,000	2.150		09/01/52	916,056
	357,000	4.500		10/01/53	430,044
	100,000	2.800		03/01/67	83,616
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,687,162
	250,000	2.150		06/22/66	169,076
Netherlands Government Bonds
	709,181	2.500		07/15/34	808,793
	673,445	0.000	(h)	01/15/38	540,414
	838,544	3.750		01/15/42	1,032,552
	687,236	2.000		01/15/54	582,995
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,394,615
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,372,830
Republic of Austria Government Bonds
	1,270,000	0.000	(h)	10/20/28	1,401,715
	280,000	2.100	(i)	09/20/17	189,434
	280,000	0.850	(j)	06/30/20	97,503
Romania Government International Bonds
	630,000	2.124		07/16/31	649,450

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Romania Government International Bonds – (continued)
EUR	1,130,000	5.375	%(d)	06/07/33	$ 1,341,256
	400,000	3.375	(d)	01/28/50	300,997
Spain Government Bonds
	870,000	1.250		10/31/30	958,328
	3,430,000	2.550		10/31/32	3,941,006
	650,000	0.850		07/30/37	574,407
	700,000	2.900		10/31/46	708,219
	1,110,000	3.450		07/30/66	1,116,132

					129,595,040

Indonesia Rupiah – 0.4%
Indonesia Treasury Bonds
IDR	10,285,000,000	6.500		07/15/30	640,338
	7,702,000,000	6.500		02/15/31	478,231
	7,391,000,000	6.375		04/15/32	453,787
	18,210,000,000	6.625		02/15/34	1,130,736
	5,281,000,000	7.125		06/15/38	338,284

					3,041,376

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000		03/31/27	747,044
	2,500,000	1.300		04/30/32	676,450

					1,423,494

Japanese Yen – 7.1%
Japan Government Five Year Bonds
JPY	958,350,000	1.100		12/20/29	6,037,103
Japan Government Forty Year Bonds
	712,600,000	1.000		03/20/62	2,305,714
Japan Government Ten Year Bonds
	245,900,000	0.200		06/20/32	1,425,542
	768,800,000	1.400		03/20/35	4,663,059
Japan Government Thirty Year Bonds
	721,900,000	1.400		09/20/52	3,012,080
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	4,509,984
	1,167,350,000	1.600		03/20/44	6,140,288
Japan Treasury Discount Bills (h)
	3,135,550,000	0.000		01/07/26	20,017,156
	1,870,600,000	0.000		01/20/26	11,938,808

					60,049,734

Mexican Peso – 0.2%
Mexico Bonos
MXN	39,000,000	7.750		11/23/34	2,008,887

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940		02/12/29	482,996

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375		09/01/33	1,117,774
	790,000	2.750		03/01/35	647,064

					1,764,838

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Korean Won – 0.4%
Korea Treasury Bonds
KRW	2,598,070,000	1.875%		06/10/29	$ 1,731,245
	2,641,660,000	1.375		12/10/29	1,709,542

					3,440,787

Sovereign – 0.5%
Eagle Funding Luxco SARL(c)(d)
	$2,450,000	5.500		08/17/30	2,491,650
Hungary Government International Bonds
	2,040,000	6.125		05/22/28	2,117,112

					4,608,762

Thailand Baht – 0.2%
Thailand Government Bonds
THB	6,350,000	2.650		06/17/28	208,368
	6,710,000	2.875		12/17/28	222,987
	70,000	3.390		06/17/37	2,590
	9,116,000	3.450		06/17/43	338,765
	17,150,000	4.000		06/17/55	719,383

					1,492,093

Total Romania New Leu – 0.0%
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	315,121

United States Dollar – 0.8%
Chile Government International Bonds(c)
	$430,000	3.100		05/07/41	330,132
Export-Import Bank of Korea
	390,000	5.000		01/11/28	399,071
	330,000	5.125		01/11/33	344,903
Korea Hydro & Nuclear Power Co. Ltd.(d)
	630,000	4.250		07/27/27	632,684
Mexico Government International Bonds(c)
	1,521,000	3.771		05/24/61	935,415
	1,810,000	3.750		04/19/71	1,067,900
Panama Government International Bonds(c)
	200,000	6.875		01/31/36	217,098
Peru Government International Bonds(c)
	10,000	2.780		12/01/60	5,440
	100,000	3.230	(k)	07/28/21	54,600
Philippines Government International Bonds
	470,000	3.700		03/01/41	392,450
Republic of Poland Government International Bonds (c)
	600,000	5.125		09/18/34	613,662
	650,000	5.500		03/18/54	620,045
Romania Government International Bonds
	240,000	3.000	(d)	02/27/27	235,998
	70,000	6.375		01/30/34	72,822
Saudi Government International Bonds
	830,000	4.875		07/18/33	843,359
State of Israel
	400,000	3.800		05/13/60	268,356
Uruguay Government International Bonds(c)
	31,914	4.375		01/23/31	32,332

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Uruguay Government International Bonds(c) – (continued)
	$57,058	5.442%		02/14/37	$ 59,397

					7,125,664

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $257,567,633)					$243,242,326

Corporate Obligations – 23.1%
Aerospace & Defense(c) – 0.8%
Boeing Co.
	$4,954,000	5.150%		05/01/30	$ 5,090,433
	1,634,000	6.528		05/01/34	1,807,629
L3Harris Technologies, Inc.
	50,000	4.400		06/15/28	50,386

					6,948,448

Agriculture(c) – 0.3%
Altria Group, Inc.
	875,000	4.500		08/06/30	880,985
BAT Capital Corp.
	50,000	3.557		08/15/27	49,614
BAT International Finance PLC
GBP	948,000	2.250		06/26/28	1,215,037
EUR	200,000	2.250		01/16/30	226,929

					2,372,565

Automotive(c) – 0.6%
Ford Motor Credit Co. LLC
	$975,000	5.800		03/05/27	987,002
	818,000	5.850		05/17/27	830,377
General Motors Financial Co., Inc.
EUR	195,000	0.850		02/26/26	228,646
	$249,000	1.500		06/10/26	246,010
	650,000	5.000		04/09/27	656,942
Hyundai Capital America(d)
	941,000	1.650		09/17/26	924,203
Traton Finance Luxembourg SA
EUR	1,000,000	3.375		01/14/28	1,185,612

					5,058,792

Banks – 10.1%
ABN AMRO Bank NV(b)(c)(d) (1 yr. CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,185,612
AIB Group PLC(b)(c) (-1X 5 yr. EUR Swap + 3.300%)
EUR	805,000	2.875		05/30/31	946,272
Australia & New Zealand Banking Group Ltd.(b)(c) (5 yr. EURIBOR ICE Swap + 1.320%)
	1,006,000	3.706		07/31/35	1,189,392
Banco Santander SA
	$1,000,000	3.800		02/23/28	992,160
(1 yr. CMT + 1.250%)
	1,000,000	5.552	(b)(c)	03/14/28	1,016,420
(5 yr. CMT + 3.753%)
	600,000	4.750	(b)(c)	11/12/26	595,854
Bank of America Corp.(b)(c)
(Secured Overnight Financing Rate + 1.570%)
	2,993,000	5.819		09/15/29	3,120,622

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.630%)
	$2,125,000	5.202%	04/25/29	$ 2,176,744
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592	04/29/31	349,425
Bank of Ireland Group PLC(b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750	03/01/33	501,674
Barclays PLC(b)(c)
(1 yr. EUR Swap + 1.750%)
	1,671,000	4.918	08/08/30	2,080,289
(5 yr. EURIBOR ICE Swap + 2.100%)
	457,000	4.973	05/31/36	563,705
(Secured Overnight Financing Rate + 1.230%)
	$1,250,000	5.367	02/25/31	1,291,537
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674	03/12/28	615,854
(Secured Overnight Financing Rate + 1.560%)
	639,000	4.942	09/10/30	651,205
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690	03/12/30	596,172
BNP Paribas SA(b)(c)(d) (Secured Overnight Financing Rate + 1.004%)
	575,000	1.323	01/13/27	574,448
BPCE SA
EUR	300,000	1.750	04/26/27	349,380
CaixaBank SA(b)(c)
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750	05/26/28	344,010
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625	01/21/28	345,830
Citigroup, Inc.(b)(c)
(3 mo. EUR EURIBOR + 0.784%)
	1,418,000	2.928	10/22/30	1,654,219
(Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174	02/13/30	1,796,147
Cooperatieve Rabobank UA(b)(c) (-1X 5 yr. EUR Swap + 3.702%)
EUR	600,000	3.250	12/29/26	700,255
Credit Agricole SA(b)(c)(d) (Secured Overnight Financing Rate + 0.892%)
	$1,100,000	1.247	01/26/27	1,097,701
Danske Bank AS(b)(c)(d) (1 yr. CMT + 1.750%)
	1,275,000	4.298	04/01/28	1,277,461
Deutsche Bank AG(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	2,100,000	5.000	09/05/30	2,610,418
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 1.040%)
	$975,000	5.130	11/19/28	993,096
Huntington Bancshares, Inc.(b)(c)
(Secured Overnight Financing Rate + 1.276%)
	750,000	5.272	01/15/31	772,162
(Secured Overnight Financing Rate + 2.020%)
	817,000	6.208	08/21/29	856,837
ING Groep NV(b)(c)
(-1X 5 yr. EUR Swap + 1.150%)
EUR	700,000	1.000	11/16/32	795,592
(Secured Overnight Financing Rate + 1.830%)
	$400,000	4.017	03/28/28	400,040
JPMorgan Chase & Co.(b)(c)
(Secured Overnight Financing Rate + 0.930%)
	3,500,000	4.255	10/22/31	3,488,345

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.160%)
	$1,750,000	5.581%	04/22/30	$ 1,825,495
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	04/26/28	3,137,250
Kreditanstalt fuer Wiederaufbau(g)
EUR	3,500,000	3.125	10/10/28	4,198,755
	4,070,000	2.625	04/26/29	4,813,102
M&T Bank Corp.(b)(c)
(5 yr. CMT + 1.430%)
	$275,000	5.400	07/30/35	277,854
(Secured Overnight Financing Rate + 0.930%)
	525,000	4.833	01/16/29	533,027
(Secured Overnight Financing Rate + 1.400%)
	1,650,000	5.179	07/08/31	1,692,768
(Secured Overnight Financing Rate + 1.610%)
	1,200,000	5.385	01/16/36	1,219,308
(Secured Overnight Financing Rate + 2.800%)
	630,000	7.413	10/30/29	683,317
Macquarie Group Ltd.(b)(c)(d)
(3 mo. USD Term SOFR + 1.634%)
	380,000	3.763	11/28/28	377,188
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340	01/12/27	399,732
Morgan Stanley(b)(c)
(Secured Overnight Financing Rate + 0.913%)
	2,500,000	4.133	10/18/29	2,497,850
(Secured Overnight Financing Rate + 1.100%)
	1,141,000	4.654	10/18/30	1,154,532
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173	01/16/30	1,181,188
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164	04/20/29	3,400,045
NatWest Group PLC(b)(c)
(-1X 3 mo. EUR EURIBOR + 0.889%)
EUR	1,750,000	0.670	09/14/29	1,941,245
(-1X 3 mo. EUR EURIBOR + 0.949%)
	2,252,000	0.780	02/26/30	2,468,808
Norinchukin Bank(d)
	$250,000	4.674	09/09/30	251,523
Nykredit Realkredit AS
EUR	1,310,000	4.625	01/19/29	1,613,024
Permanent TSB Group Holdings PLC(b)(c)
(1 yr. EURIBOR ICE Swap + 3.500%)
	265,000	6.625	04/25/28	327,015
	1,020,000	6.625	06/30/29	1,300,834
Santander U.K. Group Holdings PLC(b)(c) (Secured Overnight Financing Rate + 1.070%)
	$600,000	4.320	09/22/29	600,372
Shinhan Bank Co. Ltd.(d)
	240,000	4.500	04/12/28	242,911
Skandinaviska Enskilda Banken AB(b)(c) (5 yr. EURIBOR ICE Swap + 1.900%)
EUR	1,325,000	5.000	08/17/33	1,629,500
Standard Chartered PLC(b)(c)(d) (1 yr. CMT + 1.000%)
	$1,550,000	1.456	01/14/27	1,548,822
Sumitomo Mitsui Financial Group, Inc.
EUR	1,375,000	0.632	10/23/29	1,480,762

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank(b)(c) (Secured Overnight Financing Rate + 0.590%)
	$1,575,000	4.671%		05/20/27	$ 1,577,866
Truist Financial Corp.(b)(c) (Secured Overnight Financing Rate + 2.050%)
	225,000	6.047		06/08/27	226,784
U.S. Bancorp(b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384		01/23/30	750,643
(Secured Overnight Financing Rate + 2.020%)
	700,000	5.775		06/12/29	727,615
UBS Group AG(b)(c)
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(d)	02/08/30	1,148,941
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
EUR	509,000	0.650		01/14/28	586,811
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000		06/24/27	875,697
(3 mo. USD Term SOFR + 1.410%)
	$2,800,000	3.869	(d)	01/12/29	2,784,292
Wells Fargo & Co.(b)(c) (Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	180,224

					85,583,978

Beverages(c) – 0.1%
Bacardi Ltd.(d)
	1,200,000	4.700		05/15/28	1,208,424
Constellation Brands, Inc.
	25,000	4.650		11/15/28	25,343

					1,233,767

Biotechnology(c) – 0.1%
Amgen, Inc.
	650,000	5.150		03/02/28	665,093

Building Materials(c) – 0.1%
Carrier Global Corp.
	145,000	2.493		02/15/27	142,634
Owens Corning
	975,000	3.500		02/15/30	944,443

					1,087,077

Chemicals(c)(d) – 0.1%
International Flavors & Fragrances, Inc.
	53,000	1.832		10/15/27	50,845
	600,000	2.300		11/01/30	541,170

					592,015

Commercial Services – 0.5%
DP World Crescent Ltd.
	200,000	4.848		09/26/28	201,860
	950,000	5.500	(d)	05/08/35	978,244
DP World Ltd.
	390,000	5.625		09/25/48	383,783
Motability Operations Group PLC(c)
EUR	1,247,000	3.625		07/24/29	1,494,022
Quanta Services, Inc.(c)
	$847,000	4.750		08/09/27	857,774

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
RELX Finance BV(c)
EUR	437,000	3.750%		06/12/31	$ 527,937

					4,443,620

Computers(c) – 0.1%
Dell International LLC/EMC Corp.
	$179,000	6.020		06/15/26	179,718
	875,000	5.300		10/01/29	903,070

					1,082,788

Diversified Financial Services(c) – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,375,000	4.875		04/01/28	1,397,811
	244,000	3.000		10/29/28	236,563
	350,000	5.100		01/19/29	357,816
Air Lease Corp.
	575,000	2.875		01/15/26	574,408
	1,300,000	5.300		02/01/28	1,323,595
Ally Financial, Inc.
	650,000	7.100		11/15/27	682,851
Avolon Holdings Funding Ltd.(d)
	1,036,000	4.950		01/15/28	1,048,940
Macquarie Airfinance Holdings Ltd.(d)
	850,000	5.200		03/27/28	862,877

					6,484,861

Electrical – 0.8%
Dominion Energy, Inc.(c)
	925,000	4.600		05/15/28	936,109
DTE Energy Co.(c)
	700,000	4.950		07/01/27	709,184
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	607,159
Electricite de France SA(c)(d)
	$1,450,000	4.500		09/21/28	1,461,208
Enel SpA(b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375		06/08/27	596,941
(5 yr. EUR Swap + 2.580%)
	935,000	3.375		08/24/26	1,101,361
Sempra(c)
	$700,000	3.400		02/01/28	689,654
Southern Power Co.(c)
	475,000	4.250		10/01/30	474,240
Teollisuuden Voima OYJ(c)
EUR	250,000	1.375		06/23/28	283,843

					6,859,699

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(d)	04/30/28	527,515
	200,000	5.500	(d)	10/31/46	175,534
	200,000	5.500		07/31/47	176,188

					879,237

Environmental(c) – 0.1%
Veralto Corp.
	1,050,000	5.350		09/18/28	1,082,361

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(c) – 0.9%
Campbell’s Co.
	$1,000,000	5.200%	03/21/29	$ 1,024,580
J.M. Smucker Co.
	1,225,000	5.900	11/15/28	1,284,008
Mars, Inc.(d)
	875,000	4.800	03/01/30	894,031
	800,000	5.000	03/01/32	824,208
	3,575,000	5.200	03/01/35	3,671,311

				7,698,138

Food Service(c)(d) – 0.1%
Sodexo, Inc.
	1,025,000	5.150	08/15/30	1,050,584

Gas(c) – 0.1%
NiSource, Inc.
	600,000	5.200	07/01/29	618,534
Southern Co. Gas Capital Corp.
	375,000	4.050	09/15/28	375,191

				993,725

Healthcare Providers & Services(c) – 0.3%
Cigna Group
	300,000	4.375	10/15/28	302,676
HCA, Inc.
	250,000	3.375	03/15/29	243,625
Solventum Corp.
	378,000	5.400	03/01/29	391,631
UnitedHealth Group, Inc.
	1,775,000	4.250	01/15/29	1,786,644

				2,724,576

Insurance – 0.1%
Aviva PLC(b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	10,000	6.125	11/14/36	13,689
Corebridge Global Funding(d)
	$925,000	5.200	06/24/29	949,910

				963,599

Internet – 0.8%
Alphabet, Inc.(c)
	625,000	3.875	11/15/28	627,875
	1,525,000	4.100	11/15/30	1,530,048
Booking Holdings, Inc.(c)
EUR	729,000	3.500	03/01/29	872,442
Meta Platforms, Inc.(c)
	$1,575,000	4.200	11/15/30	1,577,866
Netflix, Inc.
EUR	1,800,000	4.625	05/15/29	2,230,753
Prosus NV(c)(d)
	$200,000	3.832	02/08/51	134,436

				6,973,420

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650	10/15/27	1,225,530

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(c) – (continued)
Vale Overseas Ltd.
	$350,000	6.400%	06/28/54	$ 357,175

				1,582,705

Lodging(c) – 0.3%
Choice Hotels International, Inc.
	248,000	3.700	01/15/31	236,123
Las Vegas Sands Corp.
	530,000	5.625	06/15/28	542,919
	200,000	6.000	06/14/30	209,476
Marriott International, Inc.
	515,000	5.000	10/15/27	523,920
	573,000	4.650	12/01/28	583,022
	135,000	4.875	05/15/29	137,939

				2,233,399

Machinery-Diversified(c) – 0.1%
Otis Worldwide Corp.
	225,000	5.250	08/16/28	231,892
Westinghouse Air Brake Technologies Corp.
	700,000	4.900	05/29/30	716,002

				947,894

Media(c) – 0.0%
Comcast Corp.
	300,000	4.150	10/15/28	301,575

Mining(c) – 0.3%
Glencore Finance Europe Ltd.
GBP	125,000	3.125	03/26/26	168,046
Glencore Funding LLC(d)
	$455,000	1.625	04/27/26	451,351
	775,000	4.875	03/12/29	786,951
	1,150,000	5.371	04/04/29	1,186,351

				2,592,699

Multi-National – 1.3%
European Investment Bank
EUR	1,240,000	0.875	01/14/28	1,418,718
	3,500,000	3.000	11/15/28	4,189,870
	4,410,000	2.250	03/15/30	5,133,864

				10,742,452

Oil & Gas(c) – 0.1%
Occidental Petroleum Corp.
	$750,000	8.500	07/15/27	783,615

Oil Field Services – 0.2%
BP Capital Markets PLC
EUR	300,000	1.594	07/03/28	344,144
Raizen Fuels Finance SA(c)
	$210,000	5.700	01/17/35	162,685
Saudi Arabian Oil Co.(c)(d)
	530,000	5.750	07/17/54	516,750
TotalEnergies SE(b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369	10/06/26	353,043

				1,376,622

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – 0.5%
BMS Ireland Capital Funding DAC
EUR	1,200,000	2.973%		11/10/30	$ 1,404,106
Cencora, Inc.
	900,000	2.875		05/22/28	1,061,847
CVS Health Corp.
	$325,000	4.780		03/25/38	306,946
Pfizer Netherlands International Finance BV
EUR	1,031,000	2.875		05/19/29	1,214,285

					3,987,184

Pipelines – 0.4%
Abu Dhabi Crude Oil Pipeline LLC(d)
	$1,260,000	4.600		11/02/47	1,170,956
Enbridge, Inc.(c)
	350,000	6.000		11/15/28	367,811
Energy Transfer LP(c)
	750,000	6.100		12/01/28	788,677
	250,000	5.250		04/15/29	256,873
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(d)	03/31/36	176,476
	537,156	2.940		09/30/40	457,076
Williams Cos., Inc.(c)
	350,000	2.600		03/15/31	319,722

					3,537,591

Real Estate(c) – 0.3%
Blackstone Property Partners Europe Holdings SARL
EUR	1,050,000	1.000		05/04/28	1,179,419
CBRE Services, Inc.
	$258,000	5.500		04/01/29	267,448
Logicor Financing SARL
EUR	550,000	3.250		11/13/28	652,158
	325,000	1.625		01/17/30	357,305

					2,456,330

Real Estate Investment Trust(c) – 0.1%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	111,752
Host Hotels & Resorts LP
	275,000	4.250		12/15/28	275,209
Realty Income Corp.
	300,000	2.100		03/15/28	288,129

					675,090

Retailing(c) – 0.3%
AutoNation, Inc.
	200,000	1.950		08/01/28	188,578
	2,150,000	4.450		01/15/29	2,156,084

					2,344,662

Semiconductors(c)(d) – 0.1%
Broadcom, Inc.
	1,531,000	3.137		11/15/35	1,319,645

Software(c) – 1.0%
Constellation Software, Inc.(d)
	438,000	5.158		02/16/29	446,252

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – (continued)
MSCI, Inc.(d)
	$1,547,000	3.875%	02/15/31	$ 1,487,023
Oracle Corp.
	3,350,000	4.450	09/26/30	3,276,032
	1,925,000	4.800	09/26/32	1,859,030
Take-Two Interactive Software, Inc.
	943,000	5.400	06/12/29	975,091
Workday, Inc.
	125,000	3.700	04/01/29	123,241

				8,166,669

Telecommunication Services – 0.7%
Deutsche Telekom International Finance BV
	250,000	8.750	06/15/30	291,788
NTT Finance Corp.(d)
	1,625,000	4.620	07/16/28	1,645,686
	725,000	4.876 (c)	07/16/30	737,521
Rogers Communications, Inc.(c)
	1,074,000	5.000	02/15/29	1,094,503
Telefonica Emisiones SA
GBP	450,000	5.445	10/08/29	622,949
T-Mobile USA, Inc.(c)
	$656,000	3.750	04/15/27	653,894
	300,000	4.750	02/01/28	300,153
Verizon Communications, Inc.
	300,000	4.329	09/21/28	302,499

				5,648,993

Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	500,000	5.250	07/01/29	513,850

Water(c) – 0.2%
Veolia Environnement SA
EUR	1,300,000	1.940	01/07/30	1,464,113

TOTAL CORPORATE OBLIGATIONS (Cost $189,047,550)				$195,453,431

Asset-Backed Securities(c) – 9.0%
Automotive – 1.4%
BMW Vehicle Lease Trust Series 2025-1, Class A3
	$1,775,000	4.430%	06/26/28	$ 1,790,125
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
	107,425	4.700	09/15/27	107,459
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
	425,000	4.670	08/15/28	425,941
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
	1,550,000	4.780	07/16/29	1,561,283
Ford Credit Auto Owner Trust Series 2025-2, Class A(d)(e)
	2,400,000	4.370	02/15/38	2,420,502
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
	1,500,000	5.340	06/15/28	1,509,065
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
	249,266	5.930	03/15/28	251,086
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	74,996	4.760	08/16/27	75,026

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Automotive – (continued)
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	$1,525,000	4.740%	01/16/29	$ 1,529,510
Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A(d)
	2,525,000	4.650	05/25/38	2,575,563

				12,245,560

Collateralized Loan Obligations(d) – 5.8%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
	1,575,000	8.155	04/15/37	1,582,598
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
	1,275,000	5.445	07/15/37	1,278,839
AGL CLO 3 Ltd. Series 2020-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.150%)
	2,100,000	5.055	04/15/38	2,098,879
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	900,000	3.972	01/25/39	1,057,527
ARES European CLO XXI DAC Series 21A, Class B(b) (3 mo. EUR EURIBOR + 1.700%)
	540,000	3.709	04/15/38	631,430
Arini European CLO VII DAC Series 7A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
	1,300,000	3.895	01/15/39	1,527,589
Arini European CLO VII DAC Series 7A, Class D(b) (3 mo. EUR EURIBOR + 2.850%)
	1,400,000	4.945	01/15/39	1,635,259
Armada Euro CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
	1,300,000	3.934	10/30/39	1,526,634
Aurium CLO VIII DAC Series 8A, Class CR(b) (3 mo. EUR EURIBOR + 2.150%)
	1,400,000	4.163	10/16/38	1,646,356
Bain Capital Credit CLO Ltd. Series 2025-5A, Class D1(b) (-1X 3 mo. USD Term SOFR + 2.600%)
	$1,420,000	0.000	01/19/39	1,418,280
Bridgepoint CLO IX DAC Series 9A, Class B(b) (3 mo. EUR EURIBOR + 1.800%)
EUR	1,125,000	3.914	10/15/39	1,322,576
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
	$1,900,000	5.908	04/25/37	1,905,096
CVC Cordatus Loan Fund III DAC Series 3A, Class B1R3(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,400,000	3.709	05/26/38	1,624,112
Dryden 97 CLO Ltd. Series 2022-97A, Class D1R(b) (3 mo. USD Term SOFR + 2.900%)
	$1,500,000	6.784	10/20/38	1,505,589
Elmwood CLO 41 Ltd. Series 2025-4A, Class A(b) (3 mo. USD Term SOFR + 1.350%)
	6,000,000	5.636	07/17/38	6,017,580
Harvest CLO XXXVII DAC Series 37A, Class B(b) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,300,000	3.848	01/15/39	1,527,983
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	$1,416,674	5.172	04/14/33	1,416,688

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
	$1,225,000	5.575%	07/15/37	$ 1,227,963
Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR(b) (3 mo. USD Term SOFR + 1.060%)
	740,000	4.972	10/14/36	738,930
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2(b) (3 mo. USD Term SOFR + 1.280%)
	2,725,000	5.164	07/19/38	2,723,501
Penta CLO DAC Series 2021-2A, Class BR(b) (3 mo. EUR EURIBOR + 1.650%)
EUR	1,300,000	3.676	04/15/38	1,506,426
Pikes Peak CLO 19 Series 2025-19A, Class A1(b) (3 mo. USD Term SOFR + 1.340%)
	$3,325,000	5.422	07/20/38	3,332,102
Pikes Peak CLO 5 Series 2020-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.400%)
	1,875,000	5.284	10/20/37	1,879,224
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.630%)
	4,500,000	5.535	04/15/37	4,511,362
Sound Point Euro CLO 14 Funding DAC Series 14A, Class B(b) (3 mo. EUR EURIBOR + 1.600%)
EUR	1,130,000	3.604	04/20/39	1,315,996
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	$152,027	5.750	12/20/50	155,185
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
	900,000	8.296	04/20/32	872,645
Voya CLO Ltd. Series 2019-1A, Class A1RR(b) (3 mo. USD Term SOFR + 1.370%)
	1,150,000	5.275	10/15/37	1,153,628

				49,139,977

Credit Card – 1.0%
American Express Credit Account Master Trust Series 2025-3, Class A
	2,425,000	4.510	04/15/32	2,471,736
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	1,500,000	4.720	02/15/29	1,503,736
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
	1,675,000	4.490	06/21/32	1,707,600
WF Card Issuance Trust Series 2025-A1, Class A
	2,325,000	4.340	05/15/30	2,354,803

				8,037,875

Home Equity(b)(d) – 0.0%
JP Morgan Mortgage Trust Series 2023-HE3, Class A1 (1 mo. USD Term SOFR + 1.600%)
	267,241	5.518	05/20/54	268,354

Student Loan(b)(d) – 0.8%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
	1,896,321	5.189	12/27/66	1,920,770
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
	2,726,418	5.039	12/27/66	2,770,199

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b)(d) – (continued)
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
$1,500,000	5.305%	04/15/31	$ 1,501,544
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
582,537	5.139	09/25/65	586,870

			6,779,383

TOTAL ASSET-BACKED SECURITIES (Cost $75,694,101)			$ 76,471,149

U.S. Treasury Obligations – 5.0%
U.S. Treasury Bills(h)
$29,406,000	0.000%	03/19/26	$ 29,187,758
U.S. Treasury Bonds
3,560,000	2.375	11/15/49	2,290,638
2,440,000	4.750	11/15/53	2,399,206
U.S. Treasury Inflation-Indexed Bonds
8,554,215	1.500	02/15/53	6,666,941
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,382,045

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,190,340)			$ 41,926,588

Shares	Description		Value

Exchange Traded Funds – 0.1%
3,755	Vanguard Intermediate-Term Corporate Bond ETF		$ 314,481
(Cost $306,201)

Shares	Dividend Rate		Value

Investment Company(l) – 4.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
35,662,989	3.686%		$ 35,662,989
(Cost $35,662,989)

TOTAL INVESTMENTS – 110.4% (Cost $942,403,166)			$934,582,377

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.4)%			(87,773,591)

NET ASSETS – 100.0%			$846,808,786

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $128,361,256 which represents approximately 15.3% of net assets as of December 31, 2025.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $10,134,146, which represents approximately 1.2% of the Fund’s net assets as of December 31, 2025.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Actual maturity date is September 20, 2117. (j) Actual maturity date is June 30, 2120. (k) Actual maturity date is July 28, 2121. (l) Represents an affiliated issuer.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	7,643,025	USD	5,063,375	03/18/26	$37,475
	BRL	5,410,512	USD	983,300	01/05/26	2,785
	BRL	5,451,182	USD	967,398	02/03/26	18,841
	BRL	3,900,332	USD	690,866	03/18/26	7,877
	CAD	30,036,727	USD	21,764,359	03/18/26	193,148
	CHF	9,777,801	USD	12,358,373	03/18/26	89,018
	CLP	453,750,743	USD	494,458	03/18/26	9,985
	CNH	102,665,435	USD	14,629,144	03/18/26	157,051
	CZK	248,039,216	USD	11,991,837	03/18/26	88,398
	EUR	2,260,845	USD	2,638,229	02/25/26	25,527
	EUR	20,115,047	USD	23,590,584	03/18/26	135,626
	GBP	1,143,135	USD	1,508,798	02/04/26	32,011
	GBP	3,574,899	USD	4,784,156	03/18/26	33,623
	HUF	559,858,170	USD	1,693,000	03/18/26	9,970
	ILS	6,927,709	USD	2,148,914	03/18/26	27,159
	INR	137,711,602	USD	1,522,550	01/15/26	7,273
	INR	1,259,510,681	USD	13,890,174	03/18/26	22,614
	KRW	1,982,124,585	USD	1,373,000	02/02/26	1,182
	KRW	18,941,689,295	USD	12,924,336	03/18/26	230,437
	MXN	111,349,406	USD	6,028,070	03/18/26	107,844
	NZD	4,916,023	USD	2,815,564	01/15/26	16,677
	PLN	20,851,038	USD	5,736,212	03/18/26	69,465
	SEK	81,547,238	USD	8,751,606	03/18/26	142,646
	SGD	7,983,885	USD	6,217,398	03/18/26	25,628
	TRY	69,335,575	USD	1,510,951	03/18/26	12,317
	TWD	25,798,847	USD	815,527	03/18/26	4,564
	USD	1,062,122	BRL	5,878,357	03/18/26	9,017
	USD	2,392,447	CAD	3,258,496	03/19/26	10,314
	USD	1,001,573	CHF	783,486	03/18/26	4,175
	USD	44,217,890	EUR	37,474,217	02/25/26	65,297
	USD	9,491,992	EUR	8,017,023	03/18/26	35,710
	USD	1,544,814	EUR	1,307,873	03/19/26	2,068
	USD	597,427	GBP	442,567	03/18/26	993
	USD	9,164,096	HUF	3,011,768,410	03/18/26	2,936
	USD	1,384,849	INR	124,620,792	01/15/26	451
	USD	20,674,354	JPY	3,132,257,672	01/07/26	664,819
	USD	12,235,419	JPY	1,869,226,979	01/20/26	280,143
	USD	29,161,073	JPY	4,538,786,936	02/17/26	65,380
	USD	4,927,289	JPY	750,064,064	03/18/26	106,389
	USD	254,686	JPY	39,307,035	03/19/26	2,025
	USD	1,277,550	KRW	1,795,790,082	03/18/26	30,396
	USD	2,713,648	NOK	27,163,739	03/18/26	19,628
	USD	9,952,807	NZD	17,168,047	03/18/26	39,033
	USD	1,992,221	SGD	2,546,034	03/18/26	1,342
	USD	2,366,535	TWD	73,397,475	03/18/26	33,382
	ZAR	128,988,738	USD	7,504,903	03/18/26	241,005

TOTAL						$3,123,644

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	5,393,350	USD	991,230	01/05/26	$(8,272)
	BRL	531,863	USD	97,999	03/18/26	(2,716)
	CAD	3,258,585	USD	2,392,447	03/18/26	(10,350)
	CHF	327,324	USD	418,291	03/18/26	(1,599)
	CHF	783,386	USD	1,001,573	03/19/26	(4,192)
	COP	4,400,978,232	USD	1,156,162	03/18/26	(21,037)
	EUR	54,283,766	USD	64,044,693	02/25/26	(86,879)
	EUR	5,404,010	USD	6,386,146	03/18/26	(11,980)
	HUF	2,309,361,712	USD	7,028,106	03/18/26	(3,517)
	JPY	95,215,835	USD	614,577	02/17/26	(4,200)
	JPY	526,583,314	USD	3,422,948	03/18/26	(38,432)
	JPY	208,874,206	USD	1,353,406	03/19/26	(10,787)
	KRW	3,752,333,592	USD	2,697,289	03/18/26	(91,339)
	NOK	33,320,877	USD	3,316,195	03/18/26	(11,528)
	NOK	22,280,156	USD	2,229,189	03/19/26	(19,529)
	NZD	15,883,654	USD	9,209,892	03/18/26	(37,796)
	PLN	6,050,540	USD	1,686,000	03/18/26	(1,313)
	TWD	26,774,232	USD	851,744	01/29/26	(445)
	TWD	43,383,864	USD	1,397,120	03/18/26	(18,037)
	USD	8,343,286	AUD	12,635,158	03/18/26	(89,244)
	USD	1,947,579	BRL	10,803,862	01/05/26	(21,465)
	USD	690,866	BRL	3,860,241	02/03/26	(7,537)
	USD	3,123,443	CAD	4,339,121	02/27/26	(45,746)
	USD	15,151,284	CAD	21,018,851	03/18/26	(213,958)
	USD	2,357,593	CAD	3,229,674	03/19/26	(3,470)
	USD	10,530,667	CHF	8,357,495	03/18/26	(108,638)
	USD	468,700	CLP	429,938,226	03/18/26	(9,271)
	USD	15,413,391	CNH	108,235,604	02/24/26	(152,798)
	USD	16,518,092	CNH	115,810,867	03/18/26	(161,349)
	USD	1,936,155	COP	7,565,196,751	03/18/26	(15,104)
	USD	10,659,349	CZK	220,798,898	03/18/26	(94,202)
	USD	225,604,400	EUR	192,400,827	02/25/26	(1,084,668)
	USD	12,625,048	EUR	10,766,601	03/18/26	(74,432)
	USD	2,100,402	EUR	1,784,901	03/19/26	(5,038)
	USD	13,091,073	GBP	9,967,423	02/04/26	(343,813)
	USD	5,980,656	GBP	4,481,981	03/18/26	(59,569)
	USD	1,550,687	GBP	1,158,025	03/19/26	(9,941)
	USD	3,476,649	IDR	58,363,551,868	02/02/26	(16,592)
	USD	1,378,183	ILS	4,558,131	01/08/26	(53,054)
	USD	2,515,554	ILS	8,236,988	03/18/26	(71,778)
	USD	1,663,297	INR	150,927,566	01/20/26	(12,572)
	USD	12,438,180	INR	1,126,789,501	03/18/26	(8,544)
	USD	1,707,000	KRW	2,524,311,600	01/26/26	(42,724)
	USD	3,907,491	KRW	5,702,052,867	03/11/26	(51,297)
	USD	13,019,470	KRW	19,032,571,562	03/18/26	(198,420)
	USD	2,097,647	MXN	38,680,753	02/03/26	(43,379)
	USD	3,661,937	MXN	68,103,773	03/18/26	(90,924)
	USD	3,377,000	NOK	34,149,274	03/18/26	(9,825)
	USD	2,728,764	NZD	4,840,054	01/15/26	(59,708)
	USD	575,426	NZD	1,019,583	03/18/26	(13,337)
	USD	7,378,440	PLN	26,754,917	03/18/26	(71,089)
	USD	9,026,766	SEK	84,137,871	03/18/26	(150,043)
	USD	1,800,077	SGD	2,331,565	02/02/26	(17,789)
	USD	6,208,631	SGD	7,971,870	03/18/26	(25,000)
	USD	1,560,718	THB	49,511,129	03/18/26	(20,021)
	USD	762,894	TRY	35,692,798	03/18/26	(21,259)
	USD	815,527	TWD	25,814,151	01/20/26	(6,058)
	USD	7,774,360	ZAR	133,804,904	03/18/26	(260,764)

TOTAL						$(4,128,368)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(2,000,000)	$(1,797,653)
Government National Mortgage Association	4.000	TBA - 30yr	01/15/25	(2,000,000)	(1,887,193)
Government National Mortgage Association	4.500	TBA - 30yr	01/22/25	(3,000,000)	(2,922,291)
Government National Mortgage Association	5.000	TBA - 30yr	01/15/25	(2,000,000)	(1,995,150)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(10,000,000)	(8,078,906)

(PROCEEDS RECEIVED: $(16,721,523))					$(16,681,193)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	213	03/27/26	$26,233,557	$174,573
10 Year U.S. Treasury Notes	498	03/20/26	55,993,875	(317,743)
20 Year U.S. Treasury Bonds	233	03/20/26	26,933,344	(356,576)
30 Year German Euro-Buxl	160	03/06/26	20,706,084	(199,042)
3M Euribor	173	06/15/26	49,790,521	7,358
5 Year German Euro-Bobl	192	03/06/26	26,210,156	(56,732)
5 Year German Euro-Btp	14	03/06/26	1,977,297	(5,700)
5 Year German Euro-Bund	225	03/06/26	33,732,059	(216,991)
Australian 10 Year Government Bonds	46	03/16/26	3,360,953	8,347
Australian 3 Year Government Bonds	307	03/16/26	21,511,119	(4,834)
Canada 10 Year Government Bonds	239	03/20/26	21,053,870	(230,299)
ICE 3M Sonia Bonds	236	03/17/26	76,554,692	31,122
ICE 3M Sonia Bonds	127	06/16/26	41,269,560	57,860
Japan 10 Year Government Bonds	10	03/13/26	8,453,141	(68,335)
Ultra Long U.S. Treasury Bonds	106	03/20/26	12,508,000	(174,405)

Total				$(1,351,397)

Short position contracts:
3M Euribor	(30)	03/16/26	(8,634,194)	(1,809)
5 Year U.S. Treasury Notes	(167)	03/31/26	(18,253,883)	26,839
French 10 Year Government Bonds	(225)	03/06/26	(31,886,408)	145,053
Ultra 10-Year U.S. Treasury Notes	(434)	03/20/26	(49,916,781)	348,472

Total				$518,555

TOTAL FUTURES CONTRACTS				$(832,842)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

OVER-THE-COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.735%	Citibank NA	07/14/32	MYR 1,950	$9,693	$—	$9,693
3M KLIBOR	3.750	Citibank NA	12/21/32	3,450	17,246	(32,998)	50,244
3M KLIBOR	3.250	JPMorgan Securities, Inc.	09/17/30	3,030	(3,190)	2,657	(5,847)
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	8,023	—	8,023

TOTAL					$31,772	$(30,341)	$62,113

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

13.750%(a)	1M BID Average(a)	01/04/27	BRL	27,180		$23,720	$(29,056)	$52,776
3.062(a)	12M SOFR(a)	08/31/27		$55,670	(b)	61,432	1,205	60,227
1.250(a)	12M JYOR(a)	12/15/27	JPY	7,763,400	(b)	63,281	5,826	57,455
3.136(c)	12M SOFR(c)	12/15/27		$68,290	(b)	126,289	25,095	101,194
Mexico Interbank TIIE 28 Days(d)	7.250%(d)	03/15/28	MXN	96,640	(b)	(1,967)	26,243	(28,210)
12M THOR(e)	1.000(e)	03/18/28	THB	152,680	(b)	(4,741)	(371)	(4,370)
3M CNRR(e)	1.500(e)	03/18/28	CNY	111,870	(b)	4,293	(15,356)	19,649
12M EURO(c)	1.750(c)	03/18/28	EUR	29,780	(b)	(206,016)	(225,904)	19,888
0.000(c)	12M CHFOR(c)	03/18/28	CHF	53,050	(b)	99,014	83,869	15,145
4.500(f)	12M CLICP(f)	03/18/28	CLP	2,259,290	(b)	(2,232)	(3,757)	1,525
8.500(e)	12M CPIBR(e)	03/18/28	COP	10,916,520	(b)	131,876	(15,125)	147,001
1.000(c)	12M JYOR(c)	03/18/28	JPY	16,016,000	(b)	487,944	310,797	177,147
3.500(c)	12M SOFR(c)	03/18/28		$102,290	(b)	(455,589)	(447,307)	(8,282)
12M CDOR(f)	2.750(f)	03/18/28	CAD	1,110	(b)	3,273	2,943	330
6M PRIBOR(f)	3.750(c)	03/18/28	CZK	157,440	(b)	24,596	16,940	7,656
6M WIBOR(f)	3.750(c)	03/18/28	PLN	16,510	(b)	23,454	7,925	15,529
12M GBP(c)	3.750(c)	03/18/28	GBP	92,380	(b)	671,382	434,214	237,168
3.500(e)	3M AUDOR(e)	03/18/28	AUD	14,660	(b)	109,335	111,920	(2,585)
2.250(e)	3M KWCDC(e)	03/18/28	KRW	6,253,440	(b)	59,661	5,776	53,885
6M NIBOR(f)	4.000(c)	03/18/28	NOK	1,474,040	(b)	(281,662)	(355,596)	73,934
12M GBP(c)	4.000(c)	03/18/28	GBP	5,690	(b)	77,654	67,886	9,768

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M BUBOR(f)	6.000%(c)	03/18/28	HUF	1,199,280	(b)	$14,196	$1,165	$13,031
3M JIBAR(e)	6.750(e)	03/18/28	ZAR	128,080	(b)	64,511	34,866	29,645
2.000%(c)	6M EURO(f)	03/18/28	EUR	5,260	(b)	36,975	43,360	(6,385)
2.250(c)	6M EURO(f)	03/18/28		7,340	(b)	9,816	13,713	(3,897)
5.500(f)	6M MIBOR(f)	03/18/28	INR	410,670	(b)	8,540	(2,336)	10,876
12M SOFR(a)	3.368(a)	06/23/28		$144,210	(b)	127,684	52,909	74,775
12M EURO(a)	2.000(a)	09/10/28	EUR	211,378	(b)	(663,357)	(183,949)	(479,408)
2.500(a)	6M EURO(f)	09/10/28		211,378	(b)	103,562	(458,961)	562,523
12M SOFR(a)	3.201(a)	10/07/28		$48,490	(b)	(63,614)	10,215	(73,829)
12M GBP(a)	3.500(a)	10/27/28	GBP	87,810	(b)	(88,844)	(85,051)	(3,793)
1M BID Average(c)	13.250(c)	01/02/29	BRL	23,730		(18,732)	(60,348)	41,616
3.750(c)	12M GBP(c)	03/18/29	GBP	380	(b)	(3,203)	(2,453)	(750)
6M EURO(f)	2.400(c)	08/11/29	EUR	38,528	(b)	(196,877)	(89,698)	(107,179)
13.250(a)	1M BID Average(a)	01/02/30	BRL	8,770		8,848	9,300	(452)
3.600(c)	12M SOFR(c)	06/23/30		$151,880	(b)	(85,827)	(274,679)	188,852
3.528(c)	12M SOFR(c)	07/15/30		10,300	(b)	(14,075)	(13,977)	(98)
3.500(c)	12M GBP(c)	10/27/30	GBP	81,770	(b)	623,602	534,397	89,205
12M SOFR(c)	3.265(c)	01/30/31		$23,590	(b)	(210,592)	(134,936)	(75,656)
Mexico Interbank TIIE 28 Days(d)	7.500(d)	03/12/31	MXN	43,650	(b)	(28,155)	19,401	(47,556)
12M THOR(e)	1.250(e)	03/18/31	THB	6,450	(b)	95	908	(813)
3M CNRR(e)	1.750(e)	03/18/31	CNY	393,990	(b)	416,785	259,567	157,218
1.000(c)	12M JYOR(c)	03/18/31	JPY	1,830,000	(b)	311,063	256,253	54,810
6M EURO(f)	2.250(c)	03/18/31	EUR	23,340	(b)	(463,950)	(477,042)	13,092
3M NZDOR(e)	3.500(f)	03/18/31	NZD	29,780	(b)	(106,760)	(174,421)	67,661
6M AUDOR(f)	3.750(f)	03/18/31	AUD	23,810	(b)	(536,530)	(523,869)	(12,661)
12M GBP(c)	3.750(c)	03/18/31	GBP	17,290	(b)	90,994	57,269	33,725
3M JIBAR(e)	7.250(e)	03/18/31	ZAR	19,350	(b)	29,403	748	28,655
12M CPIBR(e)	8.750(e)	03/18/31	COP	1,929,140	(b)	(40,139)	3,428	(43,567)
12M SOFR(c)	3.379(c)	08/31/31		$79,120	(b)	(418,956)	197,994	(616,950)
12M SOFR(c)	3.845(c)	05/21/32		12,220	(b)	122,371	35,664	86,707
3.577(c)	12M SOFR(c)	10/10/32		33,330	(b)	229,781	(3,742)	233,523
12M JYOR(c)	1.250(c)	03/18/33	JPY	57,000	(b)	(10,779)	(8,663)	(2,116)
1.295(c)	12M JYOR(c)	08/02/34		3,287,578	(b)	732,554	(417,654)	1,150,208
12M EURO(c)	2.500(c)	02/15/35	EUR	28,270	(b)	(381,389)	(252,473)	(128,916)
12M SOFR(c)	4.098(c)	06/24/35		$37,190	(b)	(33,910)	(36,785)	2,875
12M GBP(c)	4.500(c)	10/28/35	GBP	16,240	(b)	93,626	125,932	(32,306)
4.000(c)	12M SOFR(c)	11/27/35		$24,030	(b)	168,742	(36,010)	204,752
6M AUDOR(f)	5.000(f)	11/27/35	AUD	39,915	(b)	(137,376)	5,962	(143,338)
Mexico Interbank TIIE 28 Days(d)	8.000(d)	03/05/36	MXN	17,250	(b)	(15,394)	1,558	(16,952)
12M CHFOR(c)	0.500(c)	03/18/36	CHF	1,060	(b)	(24,924)	(17,549)	(7,375)
9.250(e)	12M CPIBR(e)	03/18/36	COP	4,846,740	(b)	128,502	11,590	116,912
4.250(c)	12M GBP(c)	03/18/36	GBP	4,570	(b)	(117,746)	(100,683)	(17,063)
1.250(c)	12M JYOR(c)	03/18/36	JPY	3,450,000	(b)	1,343,207	1,190,630	152,577
4.000(c)	12M SOFR(c)	03/18/36		$8,400	(b)	(133,860)	(153,458)	19,598
3M KWCDC(e)	2.750(e)	03/18/36	KRW	11,794,860	(b)	(370,761)	15,877	(386,638)
12M CDOR(f)	3.000(f)	03/18/36	CAD	2,110	(b)	(26,296)	(35,180)	8,884
3M STIBOR(e)	3.000(c)	03/18/36	SEK	33,180	(b)	9,216	(19,382)	28,598
8.500(e)	3M JIBAR(e)	03/18/36	ZAR	31,870	(b)	(142,289)	(97,848)	(44,441)
3M NZDOR(e)	4.000(f)	03/18/36	NZD	14,860	(b)	(99,536)	(157,418)	57,882
6M WIBOR(f)	4.500(c)	03/18/36	PLN	3,360	(b)	23,231	(6,498)	29,729
12M CLICP(f)	5.250(f)	03/18/36	CLP	136,240	(b)	611	724	(113)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M BUBOR(f)	6.500%(c)	03/18/36	HUF	23,320	(b)	$(52)	$(139)	$87
4.250%(f)	6M AUDOR(f)	03/18/36	AUD	6,340	(b)	187,573	186,073	1,500
2.500(c)	6M EURO(f)	03/18/36	EUR	14,610	(b)	682,236	689,588	(7,352)
4.000(c)	6M NIBOR(f)	03/18/36	NOK	34,830	(b)	41,951	53,605	(11,654)
4.000(c)	6M PRIBOR(f)	03/18/36	CZK	6,790	(b)	3,673	1,105	2,568
3.805(c)	12M SOFR(c)	08/31/36	$	43,500	(b)	173,909	(346,370)	520,279
4.250(c)	12M GBP(c)	01/31/39	GBP	11,340	(b)	(105,918)	(29,920)	(75,998)
12M SOFR(c)	4.574(c)	07/16/40	$	58,700	(b)	(263,170)	(68,238)	(194,932)
12M SOFR(c)	4.438(c)	10/09/40		22,420	(b)	(202,163)	(5,489)	(196,674)
12M JYOR(c)	2.160(c)	08/02/44	JPY	4,871,834	(b)	(1,496,565)	(1,537,077)	40,512
6M EURO(f)	2.750(c)	03/18/46	EUR	2,830	(b)	(250,802)	(244,832)	(5,970)
4.213(c)	12M SOFR(c)	05/21/55	$	8,340	(b)	236,010	32,435	203,575
3.848(c)	12M SOFR(c)	07/17/55		47,520	(b)	573,001	77,095	495,906
2.800(c)	6M EURO(f)	08/13/55	EUR	15,580	(b)	873,702	209,636	664,066
6M EURO(f)	2.900(c)	08/15/55		9,370	(b)	(204,076)	35,014	(239,090)
3.828(c)	12M SOFR(c)	01/30/56	$	6,680	(b)	383,241	172,138	211,103
12M JYOR(c)	2.250(c)	03/18/56	JPY	4,000	(b)	(3,199)	(3,100)	(99)
2.500(c)	6M EURO(f)	03/18/56	EUR	3,370	(b)	586,397	576,228	10,169
12M EURO(c)	2.530(c)	03/19/56		14,300	(b)	(1,793,772)	(648,055)	(1,145,717)
2.610(c)	6M EURO(f)	03/19/56		14,300	(b)	2,128,722	708,774	1,419,948
3.100(c)	6M EURO(f)	08/15/56		11,670	(b)	425,218	201,211	224,007
2.600(c)	6M EURO(f)	08/16/75		6,550	(b)	77,098	(27,515)	104,613
3.000(c)	6M EURO(f)	03/18/76		1,780	(b)	74,422	74,785	(363)

TOTAL						$3,406,477	$(826,514)	$4,232,991

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(c)	Payments made annually.
(d)	Payments made at monthly.
(e)	Payments made quarterly.
(f)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.692%	MS & Co. Int. PLC	12/15/56	$3,800	$(43,550)	$(47,744)	$4,194

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEU 44	(1.000)%	0.933%	12/20/30	EUR	8,713	$(34,845)	$(472)	$(34,373)
Next Group PLC, 3.625%, 5/18/28	(1.000)	0.441	06/20/30		939	(26,658)	(14,480)	(12,178)
Protection Sold:
CDX.NA.IG Index 43	1.000	0.400	12/20/29		$78,409	1,771,565	1,377,628	393,937
CDX.NA.IG Index 44	1.000	0.456	06/20/30		6,877	156,430	113,983	42,447
CDX.NA.IG Index 45	1.000	0.499	12/20/30		17,265	396,377	376,599	19,778
ICE CD ITXEB 43	1.000	0.445	06/20/30	EUR	18,189	509,142	385,290	123,852
ICE CD ITXEB 44	1.000	0.505	12/20/30		5,027	138,121	115,198	22,923
Republic of Chile, 3.240%, 2/06/28	1.000	0.428	12/20/30		$1,250	33,109	28,256	4,853
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.692	12/20/30		1,740	24,726	12,367	12,359
Republic of Peru, 8.750%, 11/21/33	1.000	0.702	12/20/30		1,150	15,906	15,492	414

TOTAL						$2,983,873	$2,409,861	$574,012

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	2.250%	01/30/2026	18,160,000	$18,160,000	$10,137	$81,943	$(71,806)
6M IRS	Barclays Bank PLC	1.750	01/30/2026	18,160,000	18,160,000	49	12,447	(12,398)
6M IRS	Barclays Bank PLC	3.400	05/14/2026	10,010,000	10,010,000	27,738	31,555	(3,817)
2Y IRS	BNP Paribas SA	1.950	05/11/2026	5,680,000	5,680,000	1,282	71,878	(70,596)
2Y IRS	BNP Paribas SA	2.000	11/11/2026	5,740,000	5,740,000	6,922	86,276	(79,354)
2Y IRS	BNP Paribas SA	2.250	03/08/2027	14,390,000	14,390,000	37,110	97,661	(60,551)
9M IRS	BNP Paribas SA	2.450	03/24/2026	3,060,000	3,060,000	1,278	48,419	(47,141)
9M IRS	BNP Paribas SA	2.250	04/29/2026	4,270,000	4,270,000	3,918	28,827	(24,909)
1Y IRS	BofA Securities LLC	2.000	09/04/2026	8,860,000	8,860,000	7,322	27,140	(19,818)

				88,330,000	$88,330,000	$95,756	$486,146	$(390,390)

Puts
4Y IRS	Citibank NA	2.180	12/03/2029	2,627,140,000	2,627,140,000	304,008	247,835	56,173
3M IRS	JPMorgan Securities, Inc.	3.302	01/28/2026	13,150,000	13,150,000	15,791	17,753	(1,962)

				2,640,290,000	$2,640,290,000	$319,799	$265,588	$54,211

Total purchased option contracts				2,728,620,000	$2,728,620,000	$415,555	$751,734	$(336,179)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	Barclays Bank PLC	2.917%	01/15/2026	(5,170,000)	$(5,170,000)	$(20,056)	$(33,566)	$13,510
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(5,280,000)	(5,280,000)	(45,505)	(33,050)	(12,455)
6M IRS	Barclays Bank PLC	2.000	01/30/2026	(36,320,000)	(36,320,000)	(999)	(68,459)	67,460
6M IRS	Barclays Bank PLC	3.893	05/14/2026	(2,330,000)	(2,330,000)	(27,404)	(31,536)	4,132
2Y IRS	BNP Paribas SA	2.085	11/11/2026	(1,690,000)	(1,690,000)	(1,928)	(86,344)	84,416
6M IRS	BNP Paribas SA	2.690	03/08/2027	(1,340,000)	(1,340,000)	(21,074)	(60,123)	39,049
9M IRS	BNP Paribas SA	2.498	03/24/2026	(1,280,000)	(1,280,000)	(674)	(48,238)	47,564
9M IRS	BNP Paribas SA	2.586	04/29/2026	(1,000,000)	(1,000,000)	(1,759)	(29,153)	27,394
9M IRS	BNP Paribas SA	2.400	05/11/2026	(1,726,803)	(1,726,803)	(825)	(22,651)	21,826
1M IRS	BofA Securities LLC	2.753	01/02/2026	(5,330,000)	(5,330,000)	(1)	(28,913)	28,912
1M IRS	BofA Securities LLC	2.815	01/09/2026	(5,200,000)	(5,200,000)	(2,152)	(30,427)	28,275
1Y IRS	BofA Securities LLC	2.551	09/04/2026	(870,000)	(870,000)	(4,687)	(27,097)	22,410
1M IRS	Citibank NA	3.686	01/02/2026	(5,370,000)	(5,370,000)	(11)	(37,389)	37,378
1M IRS	Deutsche Bank AG (London)	3.764	01/08/2026	(5,500,000)	(5,500,000)	(8,700)	(38,253)	29,553
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(5,390,000)	(5,390,000)	(19,044)	(37,487)	18,443
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(5,480,000)	(5,480,000)	(23,856)	(31,989)	8,133

				(89,276,803)	$(89,276,803)	$(178,675)	$(644,675)	$466,000

Puts
1M IRS	Barclays Bank PLC	2.917	01/15/2026	(5,170,000)	(5,170,000)	(28,551)	(33,566)	5,015
1M IRS	Barclays Bank PLC	2.985	01/22/2026	(5,280,000)	(5,280,000)	(18,825)	(33,050)	14,225
1M IRS	BofA Securities LLC	2.753	01/02/2026	(5,330,000)	(5,330,000)	(95,724)	(28,913)	(66,811)
1M IRS	BofA Securities LLC	2.815	01/09/2026	(5,200,000)	(5,200,000)	(63,854)	(30,427)	(33,427)
1M IRS	Citibank NA	3.686	01/02/2026	(5,370,000)	(5,370,000)	(48,814)	(37,389)	(11,425)
4Y IRS	Citibank NA	3.336	12/03/2029	(803,410,000)	(803,410,000)	(279,747)	(247,836)	(31,911)
1M IRS	Deutsche Bank AG (London)	3.764	01/08/2026	(5,500,000)	(5,500,000)	(23,355)	(38,253)	14,898
1M IRS	MS & Co. Int. PLC	3.785	01/15/2026	(5,390,000)	(5,390,000)	(24,587)	(37,487)	12,900
1M IRS	MS & Co. Int. PLC	3.788	01/22/2026	(5,480,000)	(5,480,000)	(28,637)	(31,990)	3,353
				(846,130,000)	$(846,130,000)	$(612,094)	$(518,911)	$(93,183)

Total written option contracts				(935,406,803)	$(935,406,803)	$(790,769)	$(1,163,586)	$372,817

TOTAL				1,793,213,197	$1,793,213,197	$(375,214)	$(411,852)	$36,638

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
4Y IRS	— 4 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEU	— iTraxx Europe Sub Financials Index
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 72.1%
Advertising(a)(b) – 0.4%
Clear Channel Outdoor Holdings, Inc.
	$40,000	7.750%		04/15/28	$ 40,016
	309,000	7.875		04/01/30	325,890
	95,000	7.125		02/15/31	99,429
	106,000	7.500		03/15/33	112,280
Neptune Bidco U.S., Inc.
	135,000	10.375		05/15/31	138,356

					715,971

Aerospace & Defense – 1.6%
Boeing Co.(a)
	858,000	6.298		05/01/29	911,290
	90,000	5.150		05/01/30	92,479
	25,000	3.250		02/01/35	21,889
	90,000	5.805		05/01/50	88,650
Bombardier, Inc.(a)(b)
	120,000	7.000		06/01/32	126,887
	55,000	6.750		06/15/33	58,186
Howmet Aerospace, Inc.
	495,000	4.550	(a)	11/15/32	497,257
	180,000	5.950		02/01/37	194,452
TransDigm, Inc.(a)
	465,000	4.625		01/15/29	462,098
	220,000	4.875		05/01/29	219,259

					2,672,447

Agriculture – 0.8%
BAT Capital Corp.(a)
	578,000	6.000		02/20/34	619,194
	480,000	5.625		08/15/35	500,175
MHP Lux SA
	200,000	6.950		04/03/26	193,578

					1,312,947

Airlines(b) – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750		04/20/29	285,099
OneSky Flight LLC(a)
	250,000	8.875		12/15/29	267,775
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
	265,000	7.875		05/01/27	266,341
	115,000	9.500		06/01/28	118,869

					938,084

Apparel(a)(b) – 0.4%
Beach Acquisition Bidco LLC
EUR	100,000	5.250		07/15/32	119,847
(PIK 10.750%, Cash 10.000%)
	$200,000	10.000	(c)	07/15/33	219,866
Champ Acquisition Corp.
	375,000	8.375		12/01/31	404,887

					744,600

Automotive(a) – 2.1%
American Axle & Manufacturing, Inc.(b)
	95,000	6.375		10/15/32	96,762
Clarios Global LP/Clarios U.S. Finance Co.(b)
	126,000	6.750		02/15/30	131,631
	105,000	6.750		09/15/32	108,911

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
Ford Motor Credit Co. LLC
	$200,000	5.850%		05/17/27	$ 203,026
Forvia SE
EUR	100,000	2.375		06/15/29	114,556
General Motors Financial Co., Inc.
	$365,000	5.650		01/17/29	378,045
	475,000	6.150		07/15/35	500,892
Hyundai Capital America(b)
	370,000	6.200		09/21/30	394,686
	475,000	5.400		06/23/32	491,174
Nissan Motor Acceptance Co. LLC(b)
	310,000	6.125		09/30/30	310,096
Phinia, Inc.(b)
	240,000	6.750		04/15/29	248,614
	90,000	6.625		10/15/32	93,200
Qnity Electronics, Inc.(b)
	115,000	5.750		08/15/32	117,800
	55,000	6.250		08/15/33	57,120
Schaeffler AG
EUR	100,000	4.750		08/14/29	121,468
ZF Europe Finance BV
	100,000	6.125		03/13/29	121,964

					3,489,945

Banks – 10.2%
Banco Mercantil del Norte SA(a)(d)
(10 yr. CMT + 4.299%)
	$450,000	8.750	(b)	05/20/35	480,445
(10 yr. CMT + 5.353%)
	400,000	7.625		01/10/28	408,660
Banco Santander SA
	600,000	2.749		12/03/30	546,522
	400,000	6.921		08/08/33	443,428
Bank of America Corp.(a)(d)
(3 mo. USD Term SOFR + 1.252%)
	345,000	2.496		02/13/31	321,336
(3 mo. USD Term SOFR + 1.332%)
	285,000	3.970		03/05/29	284,473
(3 mo. USD Term SOFR + 1.572%)
	340,000	4.271		07/23/29	341,435
(5 yr. CMT + 3.231%)
	325,000	6.125		04/27/27	329,813
(Secured Overnight Financing Rate + 1.220%)
	415,000	2.651		03/11/32	381,115
(Secured Overnight Financing Rate + 1.530%)
	470,000	1.898		07/23/31	422,182
(Secured Overnight Financing Rate + 1.630%)
	150,000	5.202		04/25/29	153,653
(Secured Overnight Financing Rate + 2.150%)
	515,000	2.592		04/29/31	479,877
Bank of New York Mellon Corp.(a)(d)
(5 yr. CMT + 2.297%)
	125,000	6.300		03/20/30	129,410
(Secured Overnight Financing Rate + 1.755%)
	15,000	4.596		07/26/30	15,265
Barclays PLC(a)
	250,000	4.337		01/10/28	250,598

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a) – (continued)
(5 yr. CMT + 5.431%)
$205,000	8.000	%(d)	03/15/29	$ 218,147
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a)(d) (5 yr. CMT + 2.650%)
200,000	5.125		01/18/33	195,860
Citigroup, Inc.
635,000	4.125		07/25/28	634,835
(5 yr. CMT + 2.572%)
330,000	6.750	(a)(d)	02/15/30	334,478
(5 yr. CMT + 3.001%)
170,000	6.625	(a)(d)	02/15/31	172,338
(5 yr. CMT + 3.417%)
260,000	3.875	(a)(d)	02/18/26	259,223
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(d)	11/05/30	352,351
Commerzbank AG(a)(d) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
200,000	7.500		10/09/30	209,988
Fifth Third Bancorp (a)(d) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772		07/28/30	354,155
JPMorgan Chase & Co.(a)(d)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	282,233
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	316,250
(5 yr. CMT + 2.152%)
240,000	6.500		04/01/30	249,019
(Secured Overnight Financing Rate + 1.800%)
765,000	4.586		04/26/33	768,794
M&T Bank Corp.(a)(d)
(5 yr. CMT + 2.679%)
360,000	3.500		09/01/26	349,423
(Secured Overnight Financing Rate + 1.850%)
475,000	5.053		01/27/34	477,826
Macquarie Bank Ltd.(a)(b)(d) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	578,040
Morgan Stanley(a)(d)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431		01/23/30	281,568
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	355,801
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	703,800
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	127,821
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210		04/20/28	150,303
PNC Financial Services Group, Inc.(a)(d) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	518,410
Royal Bank of Canada(a)(d) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	513,693
State Street Corp.(a)(d)
(5 yr. CMT + 2.135%)
140,000	6.450		09/15/30	144,715
(5 yr. CMT + 2.613%)
245,000	6.700		03/15/29	254,565

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp.(a)(d)
(10 yr. CMT + 4.349%)
$561,000	5.100%		03/01/30	$ 564,798
(5 yr. CMT + 3.003%)
255,000	6.669		03/01/26	255,678
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047		06/08/27	25,198
U.S. Bancorp(a)(d) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	278,157
UBS Group AG(a)(b)(d)
(1 yr. CMT + 1.100%)
435,000	2.746		02/11/33	389,473
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.179%)
240,000	7.125		08/10/34	245,954
Walker & Dunlop, Inc.(a)(b)
115,000	6.625		04/01/33	117,927
Wells Fargo & Co.(a)
95,000	4.150		01/24/29	95,201
(5 yr. CMT + 2.767%)
210,000	6.850	(d)	09/15/29	219,377
(5 yr. CMT + 3.453%)
260,000	3.900	(d)	03/15/26	259,116
(5 yr. CMT + 3.606%)
400,000	7.625	(d)	09/15/28	426,536
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(d)	07/25/33	396,166
Yapi ve Kredi Bankasi AS(a)(b)(d) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	212,772

				17,278,201

Beverages(a) – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	386,221
Constellation Brands, Inc.
100,000	3.150		08/01/29	96,394
505,000	4.950		11/01/35	499,662
Keurig Dr. Pepper, Inc.
421,000	3.200		05/01/30	399,895

				1,382,172

Biotechnology(a) – 0.2%
Amgen, Inc.
115,000	5.250		03/02/30	119,305
291,000	5.250		03/02/33	301,435

				420,740

Building Materials(a) – 1.5%
Carrier Global Corp.
410,000	2.722		02/15/30	386,212
465,000	5.900		03/15/34	499,019
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
270,000	4.900		12/01/32	274,841
Quikrete Holdings, Inc.(b)
175,000	6.375		03/01/32	182,103
195,000	6.750		03/01/33	203,615

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Smyrna Ready Mix Concrete LLC(b)
$472,000	8.875%	11/15/31	$ 504,965
Standard Building Solutions, Inc.(b)
265,000	6.500	08/15/32	273,178
Standard Industries, Inc.(b)
230,000	4.375	07/15/30	222,373

			2,546,306

Chemicals(a) – 1.6%
Avient Corp.(b)
180,000	7.125	08/01/30	185,085
Axalta Coating Systems LLC(b)
325,000	3.375	02/15/29	312,364
Celanese U.S. Holdings LLC
60,000	6.500	04/15/30	60,255
85,000	6.750	04/15/33	84,516
Chemours Co.(b)
50,000	8.000	01/15/33	48,352
Ingevity Corp.(b)
190,000	3.875	11/01/28	184,332
International Flavors & Fragrances, Inc.(b)
266,000	2.300	11/01/30	239,919
Inversion Escrow Issuer LLC(b)
250,000	6.750	08/01/32	249,070
Methanex U.S. Operations, Inc.(b)
125,000	6.250	03/15/32	128,875
Minerals Technologies, Inc.(b)
325,000	5.000	07/01/28	324,285
Olympus Water U.S. Holding Corp.(b)
245,000	7.250	06/15/31	250,792
470,000	7.250	02/15/33	472,707
Solstice Advanced Materials, Inc.(b)
35,000	5.625	09/30/33	35,333
WR Grace Holdings LLC(b)
230,000	5.625	08/15/29	218,399

			2,794,284

Commercial Services – 2.3%
Adani Ports & Special Economic Zone Ltd.(a)
350,000	4.000	07/30/27	344,094
Alarm.com Holdings, Inc. (e)
15,000	0.000	01/15/26	14,962
APi Group DE, Inc.(a)(b)
365,000	4.125	07/15/29	354,966
50,000	4.750	10/15/29	48,948
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)
65,000	8.375	06/15/32	67,131
Belron U.K. Finance PLC(a)(b)
205,000	5.750	10/15/29	209,307
CoStar Group, Inc.(a)(b)
75,000	2.800	07/15/30	68,776
Garda World Security Corp.(a)(b)
75,000	7.750	02/15/28	76,694
95,000	8.250	08/01/32	96,529
100,000	8.375	11/15/32	102,013
Graham Holdings Co.(a)(b)
385,000	5.625	12/01/33	388,569

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
GXO Logistics, Inc.(a)
	$471,000	2.650%	07/15/31	$ 424,183
	465,000	6.500	05/06/34	502,498
Herc Holdings, Inc.(a)(b)
	165,000	7.000	06/15/30	173,544
Hertz Corp.(a)(b)
	107,000	12.625	07/15/29	107,845
Quanta Services, Inc.(a)
	61,000	2.900	10/01/30	57,148
Verisure Midholding AB(a)
EUR	380,000	5.250	02/15/29	448,336
Wand NewCo 3, Inc.(a)(b)
	$437,000	7.625	01/30/32	462,294

				3,947,837

Computers(a) – 1.1%
Ahead DB Holdings LLC(b)
	443,000	6.625	05/01/28	445,871
CACI International, Inc.(b)
	100,000	6.375	06/15/33	103,500
Dell International LLC/EMC Corp.
	14,000	6.020	06/15/26	14,056
	270,000	5.300	10/01/29	278,661
Diebold Nixdorf, Inc.(b)
	240,000	7.750	03/31/30	255,437
KBR, Inc.(b)
	110,000	4.750	09/30/28	108,298
McAfee Corp.(b)
	420,000	7.375	02/15/30	366,559
Virtusa Corp.(b)
	254,000	7.125	12/15/28	250,231

				1,822,613

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
	85,000	6.125	09/30/32	82,924

Diversified Financial Services(a) – 4.0%
AG Issuer LLC(b)
	350,000	6.250	03/01/28	351,410
Air Lease Corp.(d) (5 yr. CMT + 3.149%)
	260,000	4.125	12/15/26	253,820
Ally Financial, Inc.(d) (7 yr. CMT + 3.481%)
	295,000	4.700	05/15/28	280,135
Capital One Financial Corp.(d) (3 mo. USD Term SOFR + 3.338%)
	290,000	5.500	10/30/27	290,360
Charles Schwab Corp.(d) (5 yr. CMT + 3.256%)
	265,000	5.000	06/01/27	266,407
Credit Acceptance Corp.(b)
	175,000	6.625	03/15/30	175,676
Focus Financial Partners LLC(b)
	192,000	6.750	09/15/31	198,561
Freedom Mortgage Holdings LLC(b)
	340,000	9.250	02/01/29	356,531
	110,000	7.875	04/01/33	113,947
goeasy Ltd.(b)
	205,000	6.875	02/15/31	191,441

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(a) – (continued)
Jane Street Group/JSG Finance, Inc.(b)
$250,000	6.125%	11/01/32	$ 254,522
Midcap Financial Issuer Trust(b)
463,000	6.500	05/01/28	461,991
Navient Corp.
300,000	5.500	03/15/29	297,555
OneMain Finance Corp.
250,000	4.000	09/15/30	234,242
445,000	7.125	09/15/32	462,991
275,000	6.750	09/15/33	279,067
Osaic Holdings, Inc.(b)
6,000	6.750	08/01/32	6,267
6,000	8.000	08/01/33	6,217
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(b)
160,000	6.375	02/01/27	159,822
PennyMac Financial Services, Inc.(b)
190,000	6.875	05/15/32	198,995
Rocket Cos., Inc.(b)
205,000	6.125	08/01/30	211,984
180,000	6.375	08/01/33	188,006
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
578,000	4.000	10/15/33	536,991
SLM Corp.
105,000	6.500	01/31/30	108,603
Stonex Escrow Issuer LLC(b)
110,000	6.875	07/15/32	114,078
StoneX Group, Inc.(b)
130,000	7.875	03/01/31	137,822
United Wholesale Mortgage LLC(b)
210,000	5.500	04/15/29	208,498
UWM Holdings LLC(b)
263,000	6.250	03/15/31	262,566
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
125,000	7.500	06/15/31	130,904

			6,739,409

Electrical(a) – 1.8%
AES Panama Generation Holdings SRL
373,403	4.375	05/31/30	348,834
Alpha Generation LLC(b)
360,000	6.250	01/15/34	363,276
American Electric Power Co., Inc.
325,000	2.300	03/01/30	300,440
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
415,000	6.375	02/15/32	415,494
Lightning Power LLC(b)
195,000	7.250	08/15/32	207,379
NextEra Energy Capital Holdings, Inc.(d)
(5 yr. CMT + 1.979%)
180,000	6.500	08/15/55	189,603
(5 yr. CMT + 2.053%)
125,000	6.375	08/15/55	129,057
NRG Energy, Inc.(b)
305,000	5.750	07/15/29	306,437
195,000	6.000	01/15/36	197,642
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	24,236
355,000	2.500	02/01/31	319,518

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – (continued)
Talen Energy Supply LLC(b)
	$115,000	6.250%	02/01/34	$ 117,286
	115,000	6.500	02/01/36	118,969
Vistra Operations Co. LLC(b)
	60,000	4.300	07/15/29	59,566

				3,097,737

Electronics(a)(b) – 0.2%
Imola Merger Corp.
	375,000	4.750	05/15/29	370,455

Engineering & Construction(a) – 1.0%
Aeropuerto Internacional de Tocumen SA(b)
	210,000	4.000	08/11/41	175,455
Arcosa, Inc.(b)
	190,000	4.375	04/15/29	186,660
	60,000	6.875	08/15/32	63,250
Global Infrastructure Solutions, Inc.(b)
	280,000	5.625	06/01/29	279,605
	85,000	7.500	04/15/32	90,557
IHS Holding Ltd.(b)
	460,000	8.250	11/29/31	479,881
Mexico City Airport Trust
	400,000	5.500	10/31/46	351,068

				1,626,476

Entertainment(a) – 1.4%
AMC Entertainment Holdings, Inc.(b)
	68,000	7.500	02/15/29	59,500
Caesars Entertainment, Inc.(b)
	436,000	4.625	10/15/29	418,512
	130,000	6.000	10/15/32	126,502
Cinemark USA, Inc.(b)
	311,000	5.250	07/15/28	310,969
	85,000	7.000	08/01/32	88,171
Light & Wonder International, Inc.(b)
	177,000	6.250	10/01/33	179,120
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
	262,000	6.625	02/01/33	268,243
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(b)
	120,000	6.250	10/15/30	122,393
SeaWorld Parks & Entertainment, Inc.(b)
	290,000	5.250	08/15/29	282,118
Vail Resorts, Inc.(b)
	145,000	5.625	07/15/30	147,423
Warnermedia Holdings, Inc.
	115,000	4.279	03/15/32	100,959
	190,000	5.050	03/15/42	134,199
	200,000	5.141	03/15/52	132,174

				2,370,283

Environmental(a)(b) – 1.0%
GFL Environmental, Inc.
	340,000	4.000	08/01/28	335,040
Luna 1.5 SARL(c)
	518,000	12.000	07/01/32	543,382
Luna 2 5SARL
EUR	100,000	5.500	07/01/32	119,514

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – (continued)
Madison IAQ LLC
$265,000	4.125%		06/30/28	$ 260,394
Waste Pro USA, Inc.
480,000	7.000		02/01/33	495,202

				1,753,532

Food & Drug Retailing(a) – 1.8%
Fiesta Purchaser, Inc.(b)
183,000	9.625		09/15/32	191,806
J.M. Smucker Co.
626,000	6.200		11/15/33	678,384
Kraft Heinz Foods Co.
351,000	5.500		06/01/50	328,402
Mars, Inc.(b)
325,000	4.800		03/01/30	332,069
300,000	5.000		03/01/32	309,078
400,000	5.200		03/01/35	410,776
Post Holdings, Inc.(b)
363,000	6.375		03/01/33	366,539
U.S. Foods, Inc.(b)
205,000	4.625		06/01/30	202,218
United Natural Foods, Inc.(b)
180,000	6.750		10/15/28	180,000

				2,999,272

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
105,000	6.300		02/15/30	111,313

Healthcare Providers & Services(a) – 2.0%
DaVita, Inc.(b)
305,000	3.750		02/15/31	281,594
Global Medical Response, Inc.(b)
107,000	7.375		10/01/32	111,408
LifePoint Health, Inc.(b)
210,000	5.375		01/15/29	205,815
140,000	11.000		10/15/30	153,512
Medline Borrower LP(b)
400,000	3.875		04/01/29	391,104
275,000	5.250		10/01/29	276,532
Molina Healthcare, Inc.(b)
260,000	6.500		02/15/31	267,241
235,000	6.250		01/15/33	238,081
Prime Healthcare Services, Inc.(b)
150,000	9.375		09/01/29	157,998
Select Medical Corp.(b)
325,000	6.250		12/01/32	317,619
Team Health Holdings, Inc.(b)
71,000	8.375		06/30/28	71,877
(PIK 4.500%, Cash 9.000%)
745,000	13.500	(c)	06/30/28	787,048
Tenet Healthcare Corp.
155,000	6.125		06/15/30	158,729

				3,418,558

Home Builders(a) – 0.5%
K Hovnanian Enterprises, Inc.(b)
49,000	8.000		04/01/31	49,976
44,000	8.375		10/01/33	44,708

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a) – (continued)
KB Home
	$185,000	7.250%		07/15/30	$ 190,707
LGI Homes, Inc.(b)
	214,000	4.000		07/15/29	195,110
New Home Co., Inc.(b)
	343,000	8.500		11/01/30	354,144

					834,645

Housewares(a) – 0.3%
Newell Brands, Inc.
	90,000	8.500	(b)	06/01/28	94,274
	45,000	6.375		05/15/30	43,970
	75,000	6.625		05/15/32	72,512
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	235,460

					446,216

Insurance(a) – 2.9%
Acrisure LLC/Acrisure Finance, Inc.(b)
	70,000	8.250		02/01/29	72,622
	640,000	6.000		08/01/29	633,178
	110,000	6.750		07/01/32	113,129
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
	345,000	6.750		10/15/27	345,618
	85,000	7.375		10/01/32	88,284
American International Group, Inc.
	305,000	3.400		06/30/30	294,298
	475,000	5.450		05/07/35	494,874
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(b)
	310,000	7.875		11/01/29	314,479
Ardonagh Finco Ltd.
EUR	125,000	6.875		02/15/31	151,405
Ardonagh Group Finance Ltd.(b)
	$540,000	8.875		02/15/32	561,254
Broadstreet Partners Group LLC(b)
	510,000	5.875		04/15/29	509,362
Equitable Holdings, Inc.
	20,000	4.350		04/20/28	20,083
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
	340,000	8.125		02/15/32	350,588
HUB International Ltd.(b)
	115,000	7.375		01/31/32	120,680
MetLife, Inc.
	480,000	5.300		12/15/34	499,325
(5 yr. CMT + 2.078%)
	80,000	6.350	(d)	03/15/55	84,196
Ryan Specialty LLC(b)
	135,000	5.875		08/01/32	138,040
USI, Inc.(b)
	90,000	7.500		01/15/32	94,397

					4,885,812

Internet(a) – 2.0%
ANGI Group LLC(b)
	194,000	3.875		08/15/28	179,318

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Arches Buyer, Inc.(b)
	$389,000	6.125%		12/01/28	$ 379,551
Expedia Group, Inc.
	72,000	4.625		08/01/27	72,535
	326,000	2.950		03/15/31	303,049
	485,000	5.400		02/15/35	497,848
Gen Digital, Inc.(b)
	125,000	6.250		04/01/33	128,790
Match Group Holdings II LLC(b)
	145,000	5.625		02/15/29	145,461
	110,000	3.625		10/01/31	100,779
Meta Platforms, Inc.
	575,000	5.625		11/15/55	552,816
	80,000	5.750		05/15/63	76,876
Prosus NV(b)
EUR	120,000	2.031		08/03/32	126,180
Snap, Inc.(b)
	$80,000	6.875		03/01/33	82,985
	360,000	6.875		03/15/34	370,883
United Group BV
EUR	175,000	4.625	(b)	08/15/28	205,405
(3 mo. EUR EURIBOR + 4.250%)
	110,000	6.314	(d)	02/15/31	130,080

					3,352,556

Investment Companies(a)(b) – 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$425,000	10.000		11/15/29	424,792
JAB Holdings BV
	250,000	2.200		11/23/30	222,462

					647,254

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc.(b)
	120,000	6.875		11/01/29	124,213
	95,000	7.500		09/15/31	100,135
Metinvest BV
	200,000	8.500		04/23/26	178,000
Mineral Resources Ltd.(b)
	120,000	7.000		04/01/31	125,132

					527,480

Leisure Time(a)(b) – 1.4%
Carnival Corp.
	500,000	5.125		05/01/29	505,950
	60,000	7.000		08/15/29	62,861
	240,000	5.750		03/15/30	247,054
	200,000	6.125		02/15/33	206,466
MajorDrive Holdings IV LLC
	305,000	6.375		06/01/29	220,335
NCL Corp. Ltd.
	164,000	5.875		01/15/31	163,434
	210,000	6.750		02/01/32	215,099
	82,000	6.250		09/15/33	81,980
Royal Caribbean Cruises Ltd.
	250,000	5.625		09/30/31	255,623
	65,000	6.250		03/15/32	67,267

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Viking Cruises Ltd.
$410,000	5.875%		10/15/33	$ 416,884

				2,442,953

Lodging(a) – 0.7%
Genting New York LLC/GENNY Capital, Inc.(b)
435,000	7.250		10/01/29	446,266
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
350,000	5.000		06/01/29	340,130
Marriott International, Inc.
75,000	5.000		10/15/27	76,299
185,000	4.900		04/15/29	189,192
58,000	4.875		05/15/29	59,263

				1,111,150

Machinery - Construction & Mining(a)(b) – 0.2%
Terex Corp.
105,000	6.250		10/15/32	107,792
Vertiv Group Corp.
255,000	4.125		11/15/28	251,807

				359,599

Machinery-Diversified(a) – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC(b)
225,000	9.000		02/15/29	235,854
Otis Worldwide Corp.
245,000	2.565		02/15/30	229,340

				465,194

Media – 2.4%
AMC Networks, Inc.(a)(b)
80,000	10.250		01/15/29	83,826
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
520,000	4.750		03/01/30	497,448
575,000	4.750		02/01/32	525,493
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
170,000	3.750		02/15/28	167,598
CSC Holdings LLC(a)(b)
200,000	5.750		01/15/30	73,400
210,000	3.375		02/15/31	127,140
Directv Financing LLC(a)(b)
120,000	8.875		02/01/30	121,602
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
193,000	5.875		08/15/27	194,073
DISH DBS Corp.
110,000	5.250	(a)(b)	12/01/26	106,890
14,000	5.750	(a)(b)	12/01/28	13,698
7,000	5.125		06/01/29	6,220
DISH Network Corp.(a)(b)
170,000	11.750		11/15/27	176,904
GCI LLC(a)(b)
440,000	4.750		10/15/28	429,845
Gray Media, Inc.(a)(b)
91,000	4.750		10/15/30	70,530
82,000	7.250		08/15/33	83,834

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
iHeartCommunications, Inc.(a)(b)
$232,000	10.875%	05/01/30	$ 200,079
Sinclair Television Group, Inc.(a)(b)
430,000	8.125	02/15/33	449,634
Sirius XM Radio LLC(a)(b)
635,000	3.875	09/01/31	583,933
Univision Communications, Inc.(a)(b)
175,000	9.375	08/01/32	188,200

			4,100,347

Mining(a)(b) – 0.0%
Novelis Corp.
70,000	6.875	01/30/30	72,650

Miscellaneous Manufacturing – 0.4%
Amsted Industries, Inc.(a)(b)
50,000	6.375	03/15/33	51,500
Axon Enterprise, Inc.(a)(b)
80,000	6.125	03/15/30	82,854
80,000	6.250	03/15/33	83,173
General Electric Co.
95,000	5.875	01/14/38	103,113
Hillenbrand, Inc.(a)
84,000	6.250	02/15/29	85,969
235,000	3.750	03/01/31	235,202

			641,811

Oil Field Services – 4.7%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
76,000	7.500	10/01/29	79,608
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
170,000	6.625	09/01/32	175,107
BKV Upstream Midstream LLC(a)(b)
135,000	7.500	10/15/30	136,932
California Resources Corp.(b)
115,000	7.000	01/15/34	113,502
Cenovus Energy, Inc.
11,000	6.750	11/15/39	12,106
Chord Energy Corp.(a)(b)
185,000	6.000	10/01/30	186,874
195,000	6.750	03/15/33	201,659
Civitas Resources, Inc.(a)(b)
55,000	8.375	07/01/28	56,723
100,000	9.625	06/15/33	107,800
CNX Resources Corp.(a)(b)
175,000	7.250	03/01/32	182,878
Crescent Energy Finance LLC(a)(b)
50,000	7.625	04/01/32	48,530
485,000	7.375	01/15/33	460,609
DBR Land Holdings LLC(a)(b)
230,000	6.250	12/01/30	234,959
Ecopetrol SA(a)
240,000	6.875	04/29/30	243,180
Expand Energy Corp.(a)
180,000	4.750	02/01/32	177,809
Kodiak Gas Services LLC(a)(b)
148,000	7.250	02/15/29	153,748
150,000	6.500	10/01/33	153,114
100,000	6.750	10/01/35	102,806

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(a)
$50,000	3.800%		04/01/28	$ 49,735
Matador Resources Co.(a)(b)
230,000	6.875		04/15/28	234,904
110,000	6.500		04/15/32	111,391
191,000	6.250		04/15/33	190,958
Murphy Oil Corp.(a)
142,000	6.000		10/01/32	141,884
Noble Finance II LLC(a)(b)
350,000	8.000		04/15/30	363,793
Northern Oil & Gas, Inc.(a)(b)
355,000	8.750		06/15/31	357,872
30,000	7.875		10/15/33	29,158
Permian Resources Operating LLC(a)(b)
83,000	5.875		07/01/29	83,388
79,000	7.000		01/15/32	82,285
115,000	6.250		02/01/33	118,000
Petroleos Mexicanos(a)
340,000	6.840		01/23/30	345,406
170,000	5.950		01/28/31	164,543
30,000	6.700		02/16/32	29,914
SESI LLC(a)(b)
25,000	7.875		09/30/30	24,609
SM Energy Co.(a)(b)
90,000	6.750		08/01/29	90,670
140,000	7.000		08/01/32	137,753
Sunoco LP(a)(b)
190,000	7.000		05/01/29	198,109
145,000	7.250		05/01/32	153,161
35,000	6.250		07/01/33	35,847
(5 yr. CMT + 4.230%)
350,000	7.875	(d)	09/18/30	358,925
Tidewater, Inc.(a)(b)
265,000	9.125		07/15/30	284,395
Transocean International Ltd.(a)(b)
100,000	8.250		05/15/29	100,593
23,250	8.750		02/15/30	24,271
105,000	8.500		05/15/31	103,911
75,000	7.875		10/15/32	78,080
Transocean Titan Financing Ltd.(a)(b)
56,667	8.375		02/01/28	57,882
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
165,000	7.125		03/15/29	170,876
105,000	6.250		10/01/33	106,136
WBI Operating LLC(a)(b)
285,000	6.250		10/15/30	286,958
250,000	6.500		10/15/33	249,082
Weatherford International Ltd.(a)(b)
145,000	6.750		10/15/33	148,458
Western Midstream Operating LP(a)(b)
160,000	7.250		04/01/30	170,682
Wildfire Intermediate Holdings LLC(a)(b)
95,000	7.500		10/15/29	96,227

				8,007,800

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a)(b) – 0.2%
ARD Finance SA (f) (PIK 7.250%, Cash 6.500%)
$434,894	6.500%	06/30/27	$ 3,988
Efesto Bidco SpA Efesto U.S. LLC
290,000	7.500	02/15/32	293,437

			297,425

Pharmaceuticals(a) – 0.8%
1261229 BC Ltd.(b)
200,000	10.000	04/15/32	208,306
AdaptHealth LLC(b)
220,000	6.125	08/01/28	221,553
95,000	4.625	08/01/29	92,181
65,000	5.125	03/01/30	63,429
Amneal Pharmaceuticals LLC(b)
58,000	6.875	08/01/32	61,308
Bausch Health Cos., Inc.(b)
60,000	5.000	01/30/28	52,617
Opal Bidco SAS(b)
485,000	6.500	03/31/32	496,786
Teva Pharmaceutical Finance Netherlands IV BV
200,000	5.750	12/01/30	207,500

			1,403,680

Pipelines(a) – 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
155,000	6.625	02/01/32	160,743
130,000	5.750	10/15/33	130,758
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
55,000	7.000	07/15/29	57,370
55,000	7.250	07/15/32	58,311
Buckeye Partners LP(b)
185,000	6.875	07/01/29	192,557
85,000	6.750	02/01/30	89,214
Cheniere Energy Partners LP
40,000	5.950	06/30/33	42,455
CNX Midstream Partners LP(b)
145,000	4.750	04/15/30	140,432
Columbia Pipelines Operating Co. LLC(b)
345,000	6.036	11/15/33	369,312
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
685,000	5.500	06/15/31	678,225
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
140,000	8.625	03/15/29	146,341
255,000	7.375	06/30/33	260,253
Energy Transfer LP
385,000	5.250	04/15/29	395,584
Excelerate Energy LP(b)
208,000	8.000	05/15/30	219,662
Genesis Energy LP/Genesis Energy Finance Corp.
129,000	7.750	02/01/28	129,346
220,000	7.875	05/15/32	229,130
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	445,183
Howard Midstream Energy Partners LLC(b)
115,000	7.375	07/15/32	121,361
190,000	6.625	01/15/34	194,397
Kinetik Holdings LP(b)
70,000	6.625	12/15/28	72,071

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Kinetik Holdings LP(b) – (continued)
$265,000	5.875%	06/15/30	$ 267,263
MPLX LP
105,000	4.000	03/15/28	104,811
365,000	2.650	08/15/30	338,114
NFE Financing LLC(b)
146,261	12.000	11/15/29	42,258
NuStar Logistics LP
285,000	6.375	10/01/30	299,982
ONEOK, Inc.
275,000	6.350	01/15/31	295,207
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	388,068
Prairie Acquiror LP(b)
255,000	9.000	08/01/29	265,261
Rockies Express Pipeline LLC(b)
150,000	6.750	03/15/33	158,289
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
140,000	7.375	02/15/29	144,680
75,000	6.000	12/31/30	75,591
160,000	6.750	03/15/34	159,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875	02/01/31	397,627
197,000	4.000	01/15/32	188,178
TransMontaigne Partners LLC(b)
460,000	8.500	06/15/30	464,605
Venture Global Calcasieu Pass LLC(b)
310,000	4.125	08/15/31	282,057
282,000	3.875	11/01/33	242,057
Venture Global LNG, Inc.(b)
278,000	8.125	06/01/28	282,609
30,000	9.500	02/01/29	31,132
150,000	7.000	01/15/30	144,274
Venture Global Plaquemines LNG LLC(b)
130,000	6.125	12/15/30	132,357
145,000	6.500	01/15/34	148,438
135,000	6.500	06/15/34	138,009
145,000	6.750	01/15/36	148,412

			9,271,909

Real Estate(a)(b) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
160,000	5.750	01/15/29	155,286

Real Estate Investment Trust(a) – 2.5%
Agree LP
25,000	2.900	10/01/30	23,398
475,000	5.600	06/15/35	497,434
Cousins Properties LP
480,000	5.875	10/01/34	501,461
Iron Mountain Information Management Services, Inc.(b)
318,000	5.000	07/15/32	303,251
MPT Operating Partnership LP/MPT Finance Corp.(b)
10,000	8.500	02/15/32	10,686
Prologis LP
25,000	1.750	07/01/30	22,493
Realty Income Corp.
60,000	4.000	07/15/29	59,692
355,000	2.850	12/15/32	318,534
490,000	5.125	04/15/35	498,399

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Regency Centers LP
$60,000	2.950%	09/15/29	$ 57,508
490,000	5.100	01/15/35	496,267
RHP Hotel Properties LP/RHP Finance Corp.(b)
45,000	6.500	06/15/33	46,692
Service Properties Trust(b)(e)
20,000	0.000	09/30/28	18,076
Starwood Property Trust, Inc.(b)
330,000	5.250	10/15/28	332,656
215,000	6.500	07/01/30	224,254
65,000	5.750	01/15/31	65,785
Trust 2401(b)
200,000	4.869	01/15/30	197,000
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
200,000	4.750	04/15/28	199,024
WP Carey, Inc.
60,000	3.850	07/15/29	59,139
25,000	2.400	02/01/31	22,542
XHR LP(b)
277,000	4.875	06/01/29	273,119

			4,227,410

Retailing(a) – 1.3%
Asbury Automotive Group, Inc.(b)
220,000	4.625	11/15/29	216,605
55,000	5.000	02/15/32	53,459
Cougar JV Subsidiary LLC(b)
90,000	8.000	05/15/32	96,217
Group 1 Automotive, Inc.(b)
110,000	4.000	08/15/28	107,892
45,000	6.375	01/15/30	46,278
Ken Garff Automotive LLC(b)
290,000	4.875	09/15/28	289,173
LCM Investments Holdings II LLC(b)
410,000	4.875	05/01/29	401,837
Michaels Cos., Inc.(b)
35,000	5.250	05/01/28	33,636
40,000	7.875	05/01/29	36,901
Penske Automotive Group, Inc.
290,000	3.750	06/15/29	281,106
QXO Building Products, Inc.(b)
125,000	6.750	04/30/32	130,608
Sonic Automotive, Inc.(b)
185,000	4.625	11/15/29	181,505
75,000	4.875	11/15/31	72,379
Staples, Inc.(b)
50,000	10.750	09/01/29	49,725
10,000	12.750	01/15/30	8,380
Tractor Supply Co.
75,000	1.750	11/01/30	66,476
Yum! Brands, Inc.(b)
135,000	4.750	01/15/30	135,296

			2,207,473

Semiconductors(a) – 1.0%
Broadcom, Inc.
372,000	3.469	04/15/34	339,870

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
Broadcom, Inc. – (continued)
	$594,000	3.137	%(b)	11/15/35	$ 511,998
	645,000	3.187	(b)	11/15/36	547,283
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400		05/01/30	347,123

					1,746,274

Software(a) – 3.6%
AthenaHealth Group, Inc.(b)
	421,000	6.500		02/15/30	421,143
Castle U.S. Holding Corp.(b)
	329,000	10.000		06/30/31	48,340
Clarivate Science Holdings Corp.(b)
	365,000	3.875		07/01/28	354,433
Cloud Software Group, Inc.(b)
	483,000	9.000		09/30/29	503,025
	297,000	8.250		06/30/32	310,873
	25,000	6.625		08/15/33	24,779
CoreWeave, Inc.(b)
	340,000	9.250		06/01/30	316,237
	452,000	9.000		02/01/31	412,997
Elastic NV(b)
	245,000	4.125		07/15/29	236,974
MSCI, Inc.
	748,000	3.875	(b)	02/15/31	719,000
	490,000	5.250		09/01/35	493,180
Oracle Corp.
	850,000	2.950		04/01/30	784,295
	415,000	2.875		03/25/31	372,039
	580,000	6.250		11/09/32	604,778
TeamSystem SpA(b)
EUR	435,000	3.500		02/15/28	509,934

					6,112,027

Telecommunication Services – 3.2%
APLD ComputeCo LLC(a)(b)
	$290,000	9.250		12/15/30	284,441
AT&T, Inc.(a)
	365,000	2.750		06/01/31	335,285
	482,000	2.550		12/01/33	411,503
	135,000	4.900		08/15/37	131,278
	315,000	5.150		11/15/46	288,313
	395,000	3.650		06/01/51	277,882
	420,000	3.500		09/15/53	281,429
CommScope LLC(a)(b)
	63,000	8.250		03/01/27	63,515
	133,000	9.500		12/15/31	134,367
EchoStar Corp.(a)
	220,000	10.750		11/30/29	242,990
(PIK 6.750%, Cash 6.750%)
	468,526	6.750	(c)	11/30/30	480,099
Frontier Communications Holdings LLC(a)(b)
	125,000	5.000		05/01/28	125,339
Level 3 Financing, Inc.(a)(b)
	220,000	6.875		06/30/33	225,148
	275,000	7.000		03/31/34	283,313
	275,000	8.500		01/15/36	282,062
Sprint Capital Corp.
	325,000	8.750		03/15/32	393,224

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(a)
$402,000	3.875%		04/15/30	$ 395,122
500,000	4.950		11/15/35	497,385
Windstream Services LLC(a)(b)
185,000	7.500		10/15/33	189,603
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
90,000	8.250		10/01/31	94,462

				5,416,760

Transportation – 0.6%
Beacon Mobility Corp.(a)(b)
135,000	7.250		08/01/30	141,156
MV24 Capital BV
416,418	6.748		06/01/34	413,062
Rand Parent LLC(a)(b)
240,000	8.500		02/15/30	250,205
RXO, Inc.(a)(b)
170,000	7.500		11/15/27	173,301
XPO, Inc.(a)(b)
110,000	7.125		02/01/32	115,751

				1,093,475

TOTAL CORPORATE OBLIGATIONS (Cost $119,183,697)				$122,463,292

Mortgage-Backed Obligations – 13.0%
Collateralized Mortgage Obligations(a) – 0.5%
Interest Only(g) – 0.1%
Government National Mortgage Association REMICS Series 2018- 124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$110,490	2.352	%(d)	09/20/48	$ 13,276
Government National Mortgage Association REMICS Series 2020-7, Class GI
49,093	4.000		01/20/50	10,130
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
144,389	2.202	(d)	02/20/50	17,130
Government National Mortgage Association REMICS Series 2019- 153, Class EI
281,170	4.000		12/20/49	59,321
Government National Mortgage Association REMICS Series 2020-61, Class GI
111,082	5.000		05/20/50	25,608

				125,465

Sequential Fixed Rate(b)(h) – 0.1%
OBX Trust Series 2024-NQM8, Class A1
216,125	6.233		05/25/64	219,262

Sequential Floating Rate(b)(d) – 0.3%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR + 4.000%)
100,000	7.874		07/25/42	104,491
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
181,164	5.074		05/25/44	181,387

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
$30,000	7.474%		07/25/42	$ 31,118
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	6.874		04/25/42	86,846
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	5.524		05/25/44	100,518

				504,360

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				849,087

Commercial Mortgage-Backed Securities – 3.1%
Regular Floater(b)(d) – 0.2%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$200,000	5.883%		11/15/29	$ 200,921
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
100,000	6.680		11/15/29	102,103

				303,024

Sequential Fixed Rate – 0.7%
Morgan Stanley Capital I Trust Series 2017-HR2, Class A4
275,000	3.587	(a)	12/15/50	271,499
ROCK Trust Series 2024-CNTR, Class A
250,000	5.388	(b)	11/13/41	256,921
ROCK Trust Series 2024-CNTR, Class D
300,000	7.109	(b)	11/13/41	313,287
SLG Office Trust Series 2021-OVA, Class A
500,000	2.585	(b)	07/15/41	446,037

				1,287,744

Sequential Floating Rate – 2.2%
Bank Series 2021-BN37, Class A5
210,000	2.618	(a)(d)	11/15/64	187,790
Bank Series 2022-BNK42, Class A5
400,000	4.493	(a)(d)	06/15/55	394,662
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)(d)	08/15/61	374,357
Bank Series 2021-BN33, Class AS
500,000	2.792	(a)	05/15/64	441,944
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
550,000	4.670	(b)(d)	03/15/37	520,286
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
400,000	5.392	(b)(d)	02/15/41	398,483
Durst Commercial Mortgage Trust Series 2025-151, Class A
300,000	5.145	(b)(d)	08/10/42	306,016
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
150,000	6.340	(b)(d)	01/13/40	156,004

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
IRV Trust Series 2025-200P, Class A
$350,000	5.295	%(a)(b)(d)	03/14/47	$ 356,849
IRV Trust Series 2025-200P, Class D
100,000	6.166	(a)(b)(d)	03/14/47	101,541
LEX Mortgage Trust Series 2024-BBG, Class A
250,000	4.874	(a)(b)(d)	10/13/33	251,602
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
250,000	5.442	(b)(d)	02/15/42	249,220

				3,738,754

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 5,329,522

Federal Agencies(i) – 9.4%
Government National Mortgage Association – 3.6%
$2,000,000	4.500%		TBA-30yr	$ 1,948,194
2,000,000	5.500		TBA-30yr	2,019,305
2,000,000	6.000		TBA-30yr	2,038,008

				6,005,507

Uniform Mortgage-Backed Security – 5.8%
1,000,000	2.500		TBA-30yr	845,117
2,000,000	5.000		TBA-30yr	1,995,000
1,000,000	4.000		TBA-30yr	948,359
6,000,000	5.500		TBA-30yr	6,083,672

				9,872,148

TOTAL FEDERAL AGENCIES				$ 15,877,655

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $21,873,428)				$ 22,056,264

Bank Loans – 4.1%
Aerospace & Defense – 0.5%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
$98,503	6.172%		10/31/30	$ 98,954
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
445,500	5.716		10/31/31	446,970
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)
363,739	6.322–
	6.544		02/26/32	364,962
3,294	6.427		02/26/32	3,209

				914,095

Building & Construction – 0.4%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
395,010	6.466		07/30/31	396,586
TRC Cos. LLC
(1 mo. USD Term SOFR + 3.000%)
234,726	6.716		12/08/28	235,240

				631,826

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans – (continued)
Building Materials – 0.2%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$336,061	6.466%	09/08/32	$ 336,552

Capital Goods - Others – 0.2%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.500%)
EUR	72,000	5.519	11/26/32	85,064
(3 mo. USD Term SOFR + 3.250%)
	$159,191	6.922	11/26/32	160,067

				245,131

Commercial Services – 0.3%
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
	497,690	7.365	12/29/31	485,427

Diversified Financial Services – 0.5%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
	350,000	6.593	10/01/32	350,802
DRW Holdings LLC
(1 mo. USD Term SOFR + 3.500%)
	235,113	7.216	06/26/31	231,292
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
	228,275	6.422	11/26/31	228,179

				810,273

Energy - Exploration & Production – 0.1%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.750%)
	91,824	7.422	05/01/31	92,238

Entertainment – 0.2%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
	169,455	6.466	11/24/28	169,667
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
	247,506	8.343	12/02/31	243,670

				413,337

Food & Beverages – 0.1%
Sazerac Co., Inc.
(1 mo. USD Term SOFR + 2.500%)
	224,438	6.500	07/09/32	224,655

Insurance – 0.0%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.750%)
	74,665	6.466	06/13/31	74,880

Internet – 0.2%
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
	297,750	7.172	10/02/31	288,073

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans – (continued)
Machinery - Construction & Mining – 0.0%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
$21,174	5.672%	04/20/29	$ 21,233

Media – 0.0%
Audacy Capital Corp.
(1 mo. USD Term SOFR + 7.000%)
—	10.831	10/02/28	—

Media - Cable – 0.0%
DirecTV Financing LLC
(3 mo. USD Term SOFR + 5.000%)
$8,836	9.102	08/02/27	8,838

Midstream – 0.2%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
75,000	5.981	12/17/32	75,047
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.750%)
320,950	7.466	08/01/29	322,487

			397,534

Retailers – 0.2%
Harbor Freight Tools USA, Inc.
(1 mo. USD Term SOFR + 2.250%)
149,057	5.966	06/11/31	147,460
TruGreen LP
(3 mo. USD Term SOFR + 8.500%)
210,000	12.602	11/02/28	193,595

			341,055

Technology – 0.7%
Kaseya, Inc.
(1 mo. USD Term SOFR + 3.000%)
347,375	6.716	03/20/32	347,424
(1 mo. USD Term SOFR + 5.000%)
275,000	8.716	03/18/33	268,526
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.500%)
189,447	7.373	12/02/31	190,453
Pitney Bowes, Inc.
(1 mo. USD Term SOFR + 3.750%)
347,343	7.422	03/19/32	344,738

			1,151,141

Technology - Hardware – 0.1%
Grinding Media, Inc.
(3 mo. USD Term SOFR + 3.500%)
191,575	7.335	10/12/28	191,575

Technology - Software – 0.2%
Drake Software LLC
(3 mo. USD Term SOFR + 4.250%)
166,869	7.922	06/26/31	163,532
iSolved, Inc.
(1 mo. USD Term SOFR + 2.750%)
52,085	6.466	10/15/30	52,167

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans – (continued)
Technology - Software – (continued)
Virtusa Corp.
(1 mo. USD Term SOFR + 3.250%)
$187,993	6.966%	02/15/29	$ 188,274

			403,973

TOTAL BANK LOANS (Cost $7,078,186)			$ 7,031,836

Asset-Backed Securities(a)(b)(d) – 3.6%
Collateralized Loan Obligations – 3.6%
1988 CLO 3 Ltd. Series 2023-3A, Class A1R (3 mo. USD Term SOFR + 1.250%)
$500,000	5.155%	10/15/38	$ 498,914
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
500,000	5.445	07/15/37	501,505
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
725,000	5.374	07/16/37	727,116
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR2 (3 mo. USD Term SOFR + 3.100%)
175,000	6.984	04/19/34	175,001
CBAMR Ltd. Series 2020-12A, Class A1R2 (3 mo. USD Term SOFR + 1.250%)
500,000	4.920	01/20/39	500,000
CIFC Funding Ltd. Series 2022-6A, Class BR (3 mo. USD Term SOFR + 1.750%)
600,000	5.644	10/16/38	602,210
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	5.358	07/25/37	726,910
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	7.037	01/20/37	500,000
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	5.575	07/15/37	400,968
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	5.394	07/20/37	250,649
OHA Credit Funding 13 Ltd. Series 2022-13A, Class AR (3 mo. USD Term SOFR + 1.350%)
575,000	5.234	07/20/37	575,988
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
600,000	7.866	04/18/36	600,884

			6,060,145

TOTAL ASSET-BACKED SECURITIES (Cost $6,048,800)			$ 6,060,145

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 2.7%
Euro – 0.8%
Egypt Government International Bonds
EUR	200,000	4.750%		04/16/26	$ 234,925
Indonesia Government International Bonds
	100,000	1.100		03/12/33	97,435
Ivory Coast Government International Bonds(b)
	500,000	4.875		01/30/32	569,637
Romania Government International Bonds
	290,000	2.875		03/11/29	333,585
	30,000	2.625	(b)	12/02/40	23,163

					1,258,745

United States Dollar – 1.9%
Abu Dhabi Government International Bonds(b)
	$200,000	3.875		04/16/50	160,600
Argentina Republic Government International Bonds(a)(h)
	364,720	0.750		07/09/30	310,741
Benin Government International Bonds
	200,000	7.960		02/13/38	207,812
Dominican Republic International Bonds(b)
	240,000	4.875		09/23/32	230,974
Ecuador Government International Bonds(b)
	34,036	0.000	(e)	07/31/30	29,067
	40,000	6.900	(h)	07/31/30	39,560
	46,400	5.000	(h)	07/31/40	36,040
Egypt Government International Bonds(b)
	200,000	8.875		05/29/50	203,126
Mexico Government International Bonds(a)
	603,000	3.500		02/12/34	521,595
Morocco Government International Bonds(b)
	310,000	3.000		12/15/32	272,099
Republic of Uzbekistan International Bonds(b)
	200,000	3.700		11/25/30	185,688
Turkiye Government International Bonds
	200,000	6.125		10/24/28	206,600
	200,000	7.625		04/26/29	214,882
	250,000	7.125		07/17/32	264,437
	200,000	6.500		09/20/33	203,550
Ukraine Government International Bonds(b)(h)
	54,803	4.500		02/01/29	40,965
	10,241	0.000		02/01/30	6,042
	38,270	0.000		02/01/34	18,083
	79,801	4.500		02/01/34	48,479
	32,341	0.000		02/01/35	18,273
	33,651	4.500		02/01/35	20,022
	26,951	0.000		02/01/36	15,160
	19,229	4.500		02/01/36	11,249

					3,265,044

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,648,119)					$ 4,523,789

Shares	Description	Value

Common Stocks – 0.2%
Financial Services(j) – 0.0%
7,945	Yeoman Capital SA	$ 55,618

Shares	Description		Value

Common Stocks – (continued)
Media(f) – 0.2%
222	Audacy Capital Corp. Class B		$ 1,443
2,022	Audacy Capital LLC Class A		6,739
45,301	iHeartMedia, Inc. Class A		188,452
4,216	SES SA*		63,590

			260,224

TOTAL COMMON STOCKS (Cost $346,195)			$ 315,842

Units	Expiration Date		Value

Rights – 0.0%
Cineworld Group PLC
2,800	12/31/99		$ 52,500
(Cost $71,148)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 5.7%
U.S. Treasury Bills(e)
$6,000,000	0.000%	02/17/26	$ 5,972,946
U.S. Treasury Bonds
550,000	4.750	05/15/55	541,664
570,000	4.750	08/15/55	561,628
660,000	4.625	11/15/55	637,209
U.S. Treasury Notes
1,910,000	3.625	12/31/30	1,901,196

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,624,114)			$ 9,614,643

Shares	Dividend Rate		Value

Investment Company(k) – 5.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
9,058,484	3.686%		$ 9,058,484
(Cost $9,058,484)

TOTAL INVESTMENTS – 106.7% (Cost $177,932,171)			$181,176,795

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.7)%			(11,407,590)

NET ASSETS – 100.0%			$169,769,205

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2025.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2025.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $15,877,655 which represents approximately 9.4% of net assets as of December 31, 2025.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B2), due 02/26/32	$31,172	$31,373	$105

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	3,553,486	EUR	3,030,498	02/25/26	$(17,085)

FORWARD SALES CONTRACTS — At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	2.000%	TBA - 30yr	01/15/25	$(1,000,000)	$(807,891)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(4,000,000)	(3,903,906)

(PROCEEDS RECEIVED: $(4,711,934))					$(4,711,797)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	45	03/20/26	$5,059,687	$(7,422)
2 Year U.S. Treasury Notes	188	03/31/26	39,252,344	(8,408)
20 Year U.S. Treasury Bonds	8	03/20/26	924,750	(5,063)
5 Year U.S. Treasury Notes	389	03/31/26	42,519,524	(96,124)

Total				$(117,017)

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(53)	03/20/26	$(6,095,828)	$37,371
Ultra Long U.S. Treasury Bonds	(44)	03/20/26	(5,192,000)	81,674

Total				$119,045

TOTAL FUTURES CONTRACTS				$2,028

SWAP CONTRACTS — At December 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	12M CDOR(b)	03/18/28	CAD	120	$70	$125	$(55)
2.000(c)	6M EURO(b)	03/18/29	EUR	390	5,563	5,820	(257)
12M SOFR(c)	3.265%(c)	01/30/31	$	2,790	(24,907)	(17,041)	(7,866)
2.250(c)	6M EURO(b)	03/18/31	EUR	670	13,318	13,668	(350)
2.500(c)	6M EURO(b)	03/18/33		590	11,736	11,907	(171)
2.500(c)	6M EURO(b)	03/18/36		380	17,744	18,017	(273)
3.828(c)	12M SOFR(c)	01/30/56	$	790	45,324	21,228	24,096

TOTAL					$68,848	$53,724	$15,124

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2025.
(b)	Payments made semi-annually.
(c)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.168%	12/20/30	$1,200	$92,873	$86,992	$5,881
CDX.NA.IG Index 41	1.000	0.291	12/20/28	4,990	101,972	52,672	49,300

TOTAL					$194,845	$139,664	$55,181

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Dynamic Bond and Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2025:

BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$214,385,656	$—
Corporate Obligations	—	101,302,656	—
U.S. Treasury Obligations	48,379,128	—	—
Asset-Backed Securities	—	37,947,501	—
Sovereign Debt Obligations	—	3,762,935	—
Municipal Debt Obligations	—	3,487,846	—
Bank Loans	—	2,580,502	—
Investment Company	5,707,038	—	—

Total	$54,086,166	$363,467,096	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(37,348,512)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,618,881	$—
Futures Contracts(a)	326,932	—	—
Interest Rate Swap Contracts(a)	—	3,696,420	—
Credit Default Swap Contracts(a)	—	152,230	—
Purchased Option Contracts	—	990,715	—

Total	$326,932	$7,458,246	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,938,954)	$—
Futures Contracts(a)	(621,494)	—	—
Interest Rate Swap Contracts(a)	—	(1,629,281)	—
Written Option Contracts	—	(918,835)	—

Total	$(621,494)	$(4,487,070)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$1,099,106,956	$—
U.S. Treasury Obligations	742,985,646	—	—
Corporate Obligations	—	546,676,344	—
Asset-Backed Securities	—	254,688,541	—
Sovereign Debt Obligations	—	24,752,330	—
Agency Debentures	—	23,614,472	—
Municipal Debt Obligations	—	11,403,600	—
Investment Company	63,957,576	—	—
Short-term Investments	—	30,295,921	—

Total	$806,943,222	$1,990,538,164	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(155,351,961)	$—

Derivative Type

Assets
Futures Contracts(a)	$812,315	$—	$—
Interest Rate Swap Contracts(a)	—	12,247,811	—
Credit Default Swap Contracts(a)	—	1,721,473	—
Purchased Option Contracts	—	643,799	—

Total	$812,315	$14,613,083	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(42,365)	$—
Futures Contracts(a)	(3,269,903)	—	—
Interest Rate Swap Contracts(a)	—	(5,667,728)	—
Written Option Contracts	—	(1,242,721)	—

Total	$(3,269,903)	$(6,952,814)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$915,323,965	$—
U.S. Treasury Obligations	328,558,967	—	—
Asset-Backed Securities	—	289,140,139	—
Corporate Obligations	—	234,951,396	—
Bank Loans	—	55,708,857	—
Sovereign Debt Obligations	—	26,629,393	—
Municipal Debt Obligations	—	7,304,257	—
Unfunded Loan Committment(a)	—	630	—
Common Stock and/or Other Equity Investments(b)
North America	1,007,614	—	—
Rights	—	315,000	—
Investment Company	127,746,592	—	—
Short-term Investments	—	50,131,622	—

Total	$457,313,173	$1,579,505,259	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(349,715,172)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$28,992,303	$—
Futures Contracts(a)	2,844,176	—	—
Interest Rate Swap Contracts(a)	—	42,814,163	—
Credit Default Swap Contracts(a)	—	1,528,563	—
Total Return Swap Contracts(a)	—	2,048,480	—
Purchased Option Contracts	—	12,000,037	—

Total	$2,844,176	$87,383,546	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(21,304,130)	$—
Futures Contracts(a)	(1,475,060)	—	—
Interest Rate Swap Contracts(a)	—	(19,712,570)	—
Written Option Contracts	—	(11,173,057)	—

Total	$(1,475,060)	$(52,189,757)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$341,511,413	$—
Sovereign Debt Obligations	171,293,228	71,949,098	—
Corporate Obligations	—	195,453,431	—
Asset-Backed Securities	—	76,471,149	—
U.S. Treasury Obligations	41,926,588	—	—
Exchange Traded Funds	314,481	—	—
Investment Company	35,662,989	—	—

Total	$249,197,286	$685,385,091	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,681,193)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,123,644	$—
Futures Contracts(a)	799,624	—	—
Interest Rate Swap Contracts(a)	—	8,474,499	—
Credit Default Swap Contracts(a)	—	624,757	—
Purchased Option Contracts	—	415,555	—

Total	$799,624	$12,638,455	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,128,368)	$—
Futures Contracts(a)	(1,632,466)	—	—
Interest Rate Swap Contracts(a)	—	(4,179,395)	—
Credit Default Swap Contracts(a)	—	(46,551)	—
Written Option Contracts	—	(790,769)	—

Total	$(1,632,466)	$(9,145,083)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$122,463,292	$—
Mortgage-Backed Obligations	—	22,056,264	—
U.S. Treasury Obligations	9,614,643	—	—
Bank Loans	—	7,031,836	—
Asset-Backed Securities	—	6,060,145	—
Sovereign Debt Obligations	—	4,523,789	—
Unfunded Loan Committment	—	105	—
Common Stock and/or Other Equity Investments
Europe	—	63,590	55,618
North America	188,452	8,182	—
Rights	—	52,500	—
Investment Company	9,058,484	—	—

Total	$18,861,579	$162,259,703	$55,618

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,711,797)	$—

Derivative Type

Assets(a)
Futures Contracts	$119,045	$—	$—
Interest Rate Swap Contracts	—	24,096	—
Credit Default Swap Contracts	—	55,181	—

Total	$119,045	$79,277	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(17,085)	$—
Futures Contracts	(117,017)	—	—
Interest Rate Swap Contracts	—	(8,972)	—

Total	$(117,017)	$(26,057)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including

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loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Credit/Default Risk — An issuer or guarantor of a security held by the Funds, or a bank or other financial institution that has entered into a repurchase agreement with the Funds, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable

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effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

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Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S.

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government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.